MainStay VP Balanced Portfolio

Portfolio of Investments  September 30, 2020 (Unaudited)

	Principal Amount	Value
Long-Term Bonds 43.2% †
Asset-Backed Securities 5.0%
Automobile Asset-Backed Securities 0.1%
Toyota Auto Loan Extended Note Trust Series 2020-1A, Class A 1.35%, due 5/25/33 (a)	$500,000	$513,202

Other Asset-Backed Securities 4.9%
AIMCO CLO Series 2017-AA, Class A 1.532% (3 Month LIBOR + 1.26%), due 7/20/29 (a)(b)	250,000	248,601
Apidos CLO XV Series 2013-15A, Class A1RR 1.282% (3 Month LIBOR + 1.01%), due 4/20/31 (a)(b)	500,000	494,091
Apidos CLO XXV Series 2016-25A, Class A1R 1.442% (3 Month LIBOR + 1.17%), due 10/20/31 (a)(b)	400,000	395,326
Apidos CLO XXXII Series 2019-32A, Class A1 1.592% (3 Month LIBOR + 1.32%), due 1/20/33 (a)(b)	500,000	499,725
Ares XLI CLO, Ltd. Series 2016-41A, Class AR 1.475% (3 Month LIBOR + 1.20%), due 1/15/29 (a)(b)	600,000	597,099
ARES XXIX CLO, Ltd. Series 2014-1A, Class A1R 1.463% (3 Month LIBOR + 1.19%), due 4/17/26 (a)(b)	13,162	13,161
Bain Capital Credit CLO, Ltd. Series 2016-2A, Class AR 1.415% (3 Month LIBOR + 1.14%), due 1/15/29 (a)(b)	398,838	396,097
Benefit Street Partners CLO IV, Ltd. Series 2014-IVA, Class A1RR 1.522% (3 Month LIBOR + 1.25%), due 1/20/29 (a)(b)	300,000	298,519
Benefit Street Partners CLO XVIII, Ltd. Series 2019-18A, Class A 1.615% (3 Month LIBOR + 1.34%), due 10/15/32 (a)(b)	250,000	247,649
CAL Funding IV, Ltd. Series 2020-1A, Class A 2.22%, due 9/25/45 (a)	750,000	752,384
Cedar Funding IV CLO, Ltd. Series 2014-4A, Class AR 1.486% (3 Month LIBOR + 1.23%), due 7/23/30 (a)(b)	750,000	746,588
Cedar Funding XII CLO, Ltd. Series 2020-12A, Class A 1.495% (3 Month LIBOR + 1.27%), due 10/25/32 (a)(b)	500,000	500,000
Dryden CLO, Ltd. Series 2019-76A, Class A1 1.602% (3 Month LIBOR + 1.33%), due 10/20/32 (a)(b)	250,000	248,418
Elara HGV Timeshare Issuer LLC Series 2017-A, Class A 2.69%, due 3/25/30 (a)	78,925	80,596
Galaxy XXII CLO, Ltd. Series 2016-22A, Class A1R 1.271% (3 Month LIBOR + 1.00%), due 7/16/28 (a)(b)	250,000	247,862
Hilton Grand Vacations Trust Series 2018-AA, Class A 3.54%, due 2/25/32 (a)	251,288	263,244
HPS Loan Management, Ltd. Series 2011A-17, Class AR 2.815% (3 Month LIBOR + 1.02%), due 5/6/30 (a)(b)	850,000	836,063
Magnetite XVIII, Ltd. (a)(b)
Series 2016-18A, Class AR 1.36% (3 Month LIBOR + 1.08%), due 11/15/28	400,000	397,760
Series 2019-23A, Class A 1.545% (3 Month LIBOR + 1.30%), due 10/25/32	250,000	249,201
MVW Owner Trust Series 2019-1A, Class A 2.89%, due 11/20/36 (a)	175,290	180,228
Neuberger Berman Loan Advisers CLO, Ltd. (a)(b)
Series 2017-24A, Class AR 1.292% (3 Month LIBOR + 1.02%), due 4/19/30	250,000	247,584
Series 2019-35A, Class A1 1.612% (3 Month LIBOR + 1.34%), due 1/19/33	600,000	598,033
Octagon Investment Partners 29, Ltd. Series 2016-1A, Class AR 1.444% (3 Month LIBOR + 1.18%), due 1/24/33 (a)(b)	350,000	343,307
Octagon Investment Partners 30, Ltd. Series 2017-1A, Class A1 1.592% (3 Month LIBOR + 1.32%), due 3/17/30 (a)(b)	350,000	347,246
OHA Credit Funding, Ltd. Series 2020-6A, Class A1 1.902% (3 Month LIBOR + 1.65%), due 7/20/31 (a)(b)	600,000	601,248
Palmer Square CLO, Ltd. (a)(b)
Series 2014-1A, Class A1R2 1.403% (3 Month LIBOR + 1.13%), due 1/17/31	250,000	247,926
Series 2015-1A, Class A1R2 1.467% (3 Month LIBOR + 1.22%), due 5/21/29	500,000	498,375
Series-2015-2A, Class A2R2 1.822% (3 Month LIBOR + 1.55%), due 7/20/30	750,000	742,351
Regatta VI Funding, Ltd. Series 2016-1A, Class AR 1.352% (3 Month LIBOR + 1.08%), due 7/20/28 (a)(b)	650,000	646,673
Sierra Timeshare Receivables Funding Co. LLC Series 2019-1A, Class A 3.20%, due 1/20/36 (a)	94,213	97,472
SMB Private Education Loan Trust (a)
Series 2020-BA, Class A1A 1.29%, due 7/15/53	440,000	440,124
Series 2019-B, Class A2A 2.84%, due 6/15/37	500,000	526,862
SoFi Professional Loan Program LLC Series 2019-A, Class A1FX 3.18%, due 6/15/48 (a)	50,469	50,739
THL Credit Wind River CLO, Ltd. Series 2017-4A, Class A 1.403% (3 Month LIBOR + 1.15%), due 11/20/30 (a)(b)	250,000	246,668
TIAA CLO III, Ltd. Series 2017-2A, Class A 1.421% (3 Month LIBOR + 1.15%), due 1/16/31 (a)(b)	350,000	341,983
TICP CLO XIII, Ltd. Series 2019 13A, Class A 1.575% (3 Month LIBOR + 1.30%), due 7/15/32 (a)(b)	350,000	349,191
Treman Park CLO, Ltd. Series 2015-1A, Class ARR 1.342% (3 Month LIBOR + 1.07%), due 10/20/28 (a)(b)	260,000	258,307
Triton Container Finance VIII LLC Series 2020-1A, Class A 2.11%, due 9/20/45 (a)	500,000	502,315
Vantage Data Centers LLC Series 2020-1A, Class A2 1.645%, due 9/15/45 (a)	875,000	875,000
Voya CLO, Ltd. Series 2019-1A, Class AR 1.335% (3 Month LIBOR + 1.06%), due 4/15/31 (a)(b)	250,000	245,901
Westcott Park CLO, Ltd. Series 2016 1A, Class AR 1.482% (3 Month LIBOR + 1.21%), due 7/20/28 (a)(b)	400,000	398,189
		16,298,106
Total Asset-Backed Securities (Cost $16,822,187)		16,811,308

Corporate Bonds 19.1%
Aerospace & Defense 0.6%
BAE Systems Holdings, Inc. 3.85%, due 12/15/25 (a)	445,000	502,317
Boeing Co.
2.70%, due 2/1/27	325,000	316,965
2.95%, due 2/1/30	375,000	362,936
3.10%, due 5/1/26	240,000	239,410
5.15%, due 5/1/30	425,000	477,704
		1,899,332
Apparel 0.2%
Nike, Inc. 2.85%, due 3/27/30	325,000	365,014
Ralph Lauren Corp. 1.70%, due 6/15/22	150,000	152,700
		517,714
Auto Manufacturers 1.6%
Daimler Finance North America LLC 1.18% (3 Month LIBOR + 0.90%), due 2/15/22 (a)(b)	550,000	551,971
Ford Motor Credit Co. LLC
3.087%, due 1/9/23	425,000	416,453
3.664%, due 9/8/24	975,000	954,062
General Motors Financial Co., Inc.
4.35%, due 4/9/25	600,000	650,894
5.20%, due 3/20/23	175,000	189,848
Nissan Motor Co., Ltd. 4.81%, due 9/17/30 (a)	550,000	553,303
Toyota Motor Credit Corp. 1.80%, due 2/13/25	600,000	626,862
Volkswagen Group of America Finance LLC (a)
1.083% (3 Month LIBOR + 0.86%), due 9/24/21 (b)	275,000	276,038
4.00%, due 11/12/21	925,000	958,901
		5,178,332
Banks 4.6%
Bank of America Corp. 4.45%, due 3/3/26	2,130,000	2,456,622
BNP Paribas S.A. (a)
2.219%, due 6/9/26 (c)	250,000	257,798
2.588% (5 Year Treasury Constant Maturity Rate + 2.05%), due 8/12/35 (b)	435,000	422,361
Citigroup, Inc. 4.60%, due 3/9/26	805,000	922,809
Credit Suisse A.G. 2.95%, due 4/9/25	475,000	518,586
Credit Suisse Group A.G. 2.193%, due 6/5/26 (a)(c)	665,000	684,976
Fifth Third Bancorp 4.30%, due 1/16/24	875,000	965,322
Goldman Sachs Group, Inc. 3.85%, due 1/26/27	550,000	619,195
Huntington Bancshares, Inc. 2.625%, due 8/6/24	1,250,000	1,331,379
JPMorgan Chase & Co. (c)
2.083%, due 4/22/26	1,405,000	1,469,321
2.956%, due 5/13/31	450,000	482,807
Lloyds Banking Group PLC 2.907%, due 11/7/23 (c)	430,000	446,577
Mizuho Financial Group, Inc. (b)
0.88% (3 Month LIBOR + 0.63%), due 5/25/24	1,430,000	1,428,976
1.099% (3 Month LIBOR + 0.85%), due 9/13/23	300,000	301,551
Morgan Stanley
3.625%, due 1/20/27	300,000	339,978
4.35%, due 9/8/26	695,000	804,463
Santander UK PLC 2.10%, due 1/13/23	200,000	206,395
Swedbank A.B. 1.30%, due 6/2/23 (a)	725,000	738,855
Truist Bank 1.50%, due 3/10/25	400,000	411,905
UBS Group A.G. 1.364% (1 Year Treasury Constant Maturity Rate + 1.08%), due 1/30/27 (a)(b)	475,000	474,750
		15,284,626
Beverages 0.3%
Anheuser-Busch InBev Worldwide, Inc. 4.75%, due 1/23/29	660,000	805,477
Diageo Capital PLC 2.125%, due 4/29/32	325,000	339,425
		1,144,902
Building Materials 0.2%
Owens Corning 3.95%, due 8/15/29	600,000	679,674
Vulcan Materials Co. 3.50%, due 6/1/30	125,000	139,990
		819,664
Chemicals 0.5%
Albemarle Corp. 1.33% (3 Month LIBOR + 1.05%), due 11/15/22 (b)	575,000	572,924
E.I. du Pont de Nemours & Co. 1.70%, due 7/15/25	150,000	155,698
NewMarket Corp. 4.10%, due 12/15/22	475,000	508,322
Nutrien, Ltd. 3.625%, due 3/15/24	175,000	190,539
Nutrition & Biosciences, Inc. 1.832%, due 10/15/27 (a)	250,000	251,133
		1,678,616
Commercial Services - Finance 0.1%
Hyundai Capital America 2.375%, due 10/15/27 (a)	325,000	325,004

Computers 0.1%
DXC Technology Co. 4.00%, due 4/15/23	175,000	184,282

Diversified Financial Services 0.7%
AIG Global Funding 0.90%, due 9/22/25 (a)	350,000	347,765
Blackstone Holdings Finance Co. LLC 1.60%, due 3/30/31	300,000	296,499
GE Capital Funding LLC 4.05%, due 5/15/27 (a)	1,215,000	1,309,406
Intercontinental Exchange, Inc. 2.10%, due 6/15/30	425,000	436,475
		2,390,145
Electric 2.4%
Commonwealth Edison Co. 3.10%, due 11/1/24	475,000	515,203
DTE Electric Co. 2.65%, due 6/15/22	450,000	464,031
DTE Energy Co. 1.05%, due 6/1/25	225,000	224,876
Electricite de France S.A. 2.35%, due 10/13/20 (a)	1,775,000	1,776,082
Entergy Arkansas LLC 3.70%, due 6/1/24	450,000	494,667
Entergy Corp. 4.00%, due 7/15/22	875,000	922,919
Evergy, Inc. 4.85%, due 6/1/21	330,000	335,863
Exelon Corp. 4.05%, due 4/15/30	250,000	293,260
FirstEnergy Transmission LLC 4.35%, due 1/15/25 (a)	600,000	668,778
NextEra Energy Capital Holdings, Inc. 3.25%, due 4/1/26	450,000	504,435
PacifiCorp 2.70%, due 9/15/30	425,000	466,008
Pinnacle West Capital Corp. 1.30%, due 6/15/25	525,000	533,342
Southern California Edison Co. 1.20%, due 2/1/26	350,000	348,131
WEC Energy Group, Inc. 3.375%, due 6/15/21	400,000	408,465
		7,956,060
Electrical Components & Equipment 0.4%
Emerson Electric Co.
0.875%, due 10/15/26	825,000	819,449
1.80%, due 10/15/27	350,000	365,157
		1,184,606
Electronics 0.1%
Flex, Ltd. 3.75%, due 2/1/26	250,000	273,055

Food 0.1%
Conagra Brands, Inc. 4.85%, due 11/1/28	400,000	488,508

Health Care - Services 0.1%
Fresenius Medical Care U.S. Finance III, Inc. 2.375%, due 2/16/31 (a)	300,000	296,613

Insurance 0.2%
Empower Finance 2020, L.P. 1.776%, due 3/17/31 (a)	125,000	125,020
Metropolitan Life Global Funding I 2.95%, due 4/9/30 (a)	500,000	561,207
		686,227
Iron & Steel 0.4%
Nucor Corp. 2.00%, due 6/1/25	250,000	260,939
Reliance Steel & Aluminum Co. 4.50%, due 4/15/23	825,000	894,589
Steel Dynamics, Inc. 2.40%, due 6/15/25	225,000	234,759
		1,390,287
Machinery - Diversified 0.4%
CNH Industrial Capital LLC
1.95%, due 7/2/23	275,000	280,156
4.375%, due 4/5/22	300,000	314,430
Deere & Co. 3.10%, due 4/15/30	400,000	456,890
Flowserve Corp. 3.50%, due 10/1/30	250,000	247,552
		1,299,028
Media 0.1%
Comcast Corp. 3.10%, due 4/1/25	325,000	358,092
Discovery Communications LLC 3.625%, due 5/15/30	125,000	138,886
		496,978
Mining 0.1%
Anglo American Capital PLC 5.625%, due 4/1/30 (a)	400,000	490,968

Oil & Gas 0.4%
Chevron Corp. 2.236%, due 5/11/30	400,000	424,462
Equinor ASA 1.75%, due 1/22/26	200,000	207,483
Valero Energy Corp. 2.85%, due 4/15/25	575,000	603,415
		1,235,360
Oil & Gas Services 0.4%
Schlumberger Holdings Corp. 3.75%, due 5/1/24 (a)	1,075,000	1,164,285

Packaging & Containers 0.3%
WRKCo., Inc. 3.75%, due 3/15/25	800,000	894,021

Pharmaceuticals 1.4%
AbbVie, Inc. 2.95%, due 11/21/26 (a)	825,000	898,613
Bayer U.S. Finance II LLC 4.375%, due 12/15/28 (a)	600,000	704,515
Becton Dickinson & Co. 2.894%, due 6/6/22	1,413,000	1,463,034
Cigna Corp. 4.125%, due 11/15/25	1,140,000	1,307,769
CVS Health Corp. 1.75%, due 8/21/30	440,000	429,985
		4,803,916
Pipelines 0.8%
Energy Transfer Partners, L.P. / Regency Energy Finance Corp. 5.875%, due 3/1/22	1,000,000	1,044,586
Kinder Morgan, Inc. 5.00%, due 2/15/21 (a)	1,489,000	1,507,689
Texas Eastern Transmission, L.P. 2.80%, due 10/15/22 (a)	200,000	205,794
		2,758,069
Real Estate Investment Trusts 1.5%
American Campus Communities Operating Partnership, L.P. 3.30%, due 7/15/26	775,000	829,487
Highwoods Realty, L.P. 3.875%, due 3/1/27	1,175,000	1,274,618
Kimco Realty Corp. 3.80%, due 4/1/27	200,000	218,208
Realty Income Corp. 3.25%, due 10/15/22	550,000	576,914
SBA Tower Trust (a)
1.884%, due 1/15/26	250,000	255,553
2.836%, due 1/15/25	500,000	535,117
Spirit Realty L.P. 3.20%, due 2/15/31	300,000	292,765
VEREIT Operating Partnership, L.P. 3.95%, due 8/15/27	1,015,000	1,082,718
		5,065,380
Retail 0.0% ‡
Advance Auto Parts, Inc. 1.75%, due 10/1/27	125,000	124,629

Semiconductors 0.1%
Broadcom, Inc. 2.25%, due 11/15/23	275,000	285,903

Software 0.1%
Infor, Inc. 1.75%, due 7/15/25 (a)	200,000	205,756

Telecommunications 0.9%
AT&T, Inc.
1.65%, due 2/1/28	175,000	175,331
4.35%, due 3/1/29	675,000	794,547
T-Mobile USA, Inc. 2.55%, due 2/15/31 (a)	1,000,000	1,034,610
Verizon Communications, Inc.
3.376%, due 2/15/25	6,000	6,687
4.016%, due 12/3/29	787,000	942,400
		2,953,575
Total Corporate Bonds (Cost $60,302,091)		63,475,841

Foreign Government Bonds 0.2%
Colombia 0.1%
Colombia Government International Bond 3.875%, due 4/25/27	220,000	237,380

Mexico 0.1%
Mexico Government International Bond 3.75%, due 1/11/28	300,000	322,953

Philippines 0.0% ‡
Philippine Government International Bond 3.00%, due 2/1/28	200,000	220,216

Poland 0.0% ‡
Republic of Poland Government International Bond 5.00%, due 3/23/22	50,000	53,429
Total Foreign Government Bonds (Cost $749,561)		833,978

Mortgage-Backed Securities 3.3%
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 2.5%
Bank
Series 2017-BNK5, Class A2 2.987%, due 6/15/60	300,000	308,226
Series 2018-BN14, Class A2 4.128%, due 9/15/60	400,000	433,465
Benchmark Mortgage Trust
Series 2018-B1, Class A2 3.571%, due 1/15/51	200,000	208,244
Series 2018-B2, Class A2 3.662%, due 2/15/51	150,000	156,932
CD Mortgage Trust Series 2017-CD4, Class A2 3.03%, due 5/10/50	600,000	615,577
CFCRE Commercial Mortgage Trust Series 2017-C8, Class A2 2.982%, due 6/15/50	900,000	921,931
Citigroup Commercial Mortgage Trust Series 2020-GC46, Class A5 2.717%, due 2/15/53	500,000	547,377
Colony Mortgage Capital, Ltd. Series 2019-IKPR, Class B 1.63% (1 Month LIBOR + 1.478%), due 11/15/38 (a)(b)	1,250,000	1,168,901
Credit Suisse Mortgage Trust Series 2020-WEST, Class A 3.04%, due 2/15/35 (a)	750,000	716,447
DBJPM Mortgage Trust Series 2017-C6, Class A2 2.917%, due 6/10/50	800,000	822,782
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33, Class A2 3.14%, due 5/15/50	1,000,000	1,027,449
Morgan Stanley Capital I Trust Series 2017-H1, Class A2 3.089%, due 6/15/50	900,000	925,535
UBS Commercial Mortgage Trust Series 2018-C8, Class A2 3.713%, due 2/15/51	500,000	523,034
		8,375,900
Whole Loan (Collateralized Mortgage Obligations) 0.8%
COLT Mortgage Loan Trust Series 2019-4, Class A1 2.579%, due 11/25/49 (a)(d)	315,722	319,496
JP Morgan Mortgage Trust Series 2019-1, Class A11 1.098% (1 Month LIBOR + 0.95%), due 5/25/49 (a)(b)	407,397	408,530
New Residential Mortgage Loan Trust Series 2020-NQM1, Class A1 2.464%, due 1/26/60 (a)(d)	265,118	268,275
Sequoia Mortgage Trust (a)(d)
Series 2020-3, Class A1 3.00%, due 4/25/50	684,244	704,536
Series 2020-1, Class A1 3.50%, due 2/25/50	141,556	145,266
Series 2020-2, Class A1 3.50%, due 3/25/50	648,543	669,300
		2,515,403
Total Mortgage-Backed Securities (Cost $10,933,091)		10,891,303

U.S. Government & Federal Agencies 15.6%
Federal Farm Credit Bank 2.4%
0.75%, due 4/5/27	450,000	448,717
0.90%, due 8/19/27	725,000	725,024
0.98%, due 4/27/27	500,000	498,015
1.14%, due 8/20/29	800,000	798,870
1.23%, due 9/10/29	1,000,000	1,001,089
1.23%, due 7/29/30	725,000	723,301
1.25%, due 10/30/26	675,000	675,319
1.25%, due 6/24/30	925,000	923,694
1.37%, due 6/1/29	650,000	651,309
2.03%, due 1/21/28	850,000	927,662
2.44%, due 10/16/28	500,000	500,475
		7,873,475
Federal Home Loan Bank 1.6%
0.375%, due 9/4/25	730,000	729,276
2.50%, due 12/10/27	1,050,000	1,185,215
2.875%, due 9/13/24	1,175,000	1,299,066
3.00%, due 3/10/28	300,000	349,229
3.125%, due 9/12/25	800,000	905,254
3.25%, due 6/9/28	800,000	947,796
		5,415,836
Federal Home Loan Mortgage Corporation 0.8%
0.375%, due 7/21/25	30,000	30,005
0.375%, due 9/23/25	175,000	174,423
0.85%, due 12/30/27	325,000	324,817
1.30%, due 8/12/30	578,000	575,625
1.50%, due 2/12/25	1,300,000	1,364,450
		2,469,320
Federal National Mortgage Association 0.8%
0.50%, due 6/17/25	650,000	652,997
0.625%, due 4/22/25	510,000	516,909
0.875%, due 8/5/30	975,000	962,708
1.75%, due 7/2/24	525,000	554,105
		2,686,719
United States Treasury Notes 10.0%
0.125%, due 9/30/22	4,500,000	4,500,000
0.125%, due 8/15/23	7,660,000	7,654,015
0.25%, due 9/30/25	5,700,000	5,693,766
0.375%, due 7/31/27	2,350,000	2,338,250
0.625%, due 8/15/30	2,725,000	2,711,375
1.625%, due 11/15/22	10,215,000	10,537,411
		33,434,817
Total U.S. Government & Federal Agencies (Cost $50,882,032)		51,880,167
Total Long-Term Bonds (Cost $139,688,962)		143,892,597

	Shares
Common Stocks 50.5%
Aerospace & Defense 0.8%
Boeing Co.	2,495	412,324
General Dynamics Corp.	2,817	389,957
Huntington Ingalls Industries, Inc.	771	108,518
L3Harris Technologies, Inc.	2,187	371,440
Northrop Grumman Corp.	1,401	442,002
Raytheon Technologies Corp.	6,773	389,718
Textron, Inc.	19,072	688,309
		2,802,268
Air Freight & Logistics 0.3%
FedEx Corp.	2,118	532,719
United Parcel Service, Inc., Class B	2,767	461,065
XPO Logistics, Inc. (e)	1,189	100,661
		1,094,445
Auto Components 0.1%
Aptiv PLC	5,143	471,510
Automobiles 0.5%
Ford Motor Co.	154,487	1,028,883
General Motors Co.	13,428	397,335
Thor Industries, Inc.	3,946	375,896
		1,802,114
Banks 1.5%
Bank of America Corp.	19,572	471,489
Citigroup, Inc.	9,267	399,500
First Republic Bank	4,944	539,193
JPMorgan Chase & Co.	4,165	400,965
PacWest Bancorp	6,988	119,355
PNC Financial Services Group, Inc.	3,712	407,986
Signature Bank	7,176	595,536
SVB Financial Group (e)	883	212,467
Synovus Financial Corp.	28,703	607,643
Truist Financial Corp.	12,710	483,616
U.S. Bancorp	11,075	397,039
Wells Fargo & Co.	16,473	387,280
		5,022,069
Beverages 0.7%
Coca-Cola Co.	7,992	394,565
Constellation Brands, Inc., Class A	2,528	479,081
Keurig Dr. Pepper, Inc.	16,493	455,207
Molson Coors Beverage Co., Class B	19,244	645,829
PepsiCo., Inc.	3,442	477,061
		2,451,743
Biotechnology 0.8%
AbbVie, Inc.	6,147	538,416
Alexion Pharmaceuticals, Inc. (e)	4,276	489,303
Alkermes PLC (e)	8,661	143,513
Biogen, Inc. (e)	1,939	550,055
Exelixis, Inc. (e)	7,667	187,458
Gilead Sciences, Inc.	8,515	538,063
United Therapeutics Corp. (e)	1,771	178,871
		2,625,679
Building Products 1.4%
Carrier Global Corp.	10,675	326,015
Fortune Brands Home & Security, Inc.	8,885	768,730
Johnson Controls International PLC	27,098	1,106,953
Masco Corp.	14,480	798,282
Owens Corning	9,796	674,063
Trane Technologies PLC	8,949	1,085,066
		4,759,109
Capital Markets 3.0%
Ameriprise Financial, Inc.	5,843	900,465
Bank of New York Mellon Corp.	15,871	545,010
BlackRock, Inc.	967	544,953
Cboe Global Markets, Inc.	449	39,395
Charles Schwab Corp.	13,158	476,714
CME Group, Inc.	2,334	390,501
Evercore, Inc., Class A	9,247	605,309
Franklin Resources, Inc.	5,994	121,978
Goldman Sachs Group, Inc.	2,358	473,887
Intercontinental Exchange, Inc.	5,271	527,364
Lazard, Ltd., Class A	18,584	614,201
LPL Financial Holdings, Inc.	8,281	634,904
Morgan Stanley	9,773	472,525
Nasdaq, Inc.	6,029	739,819
Raymond James Financial, Inc.	9,688	704,899
S&P Global, Inc.	1,502	541,621
State Street Corp.	14,174	840,943
T. Rowe Price Group, Inc.	7,303	936,391
		10,110,879
Chemicals 1.3%
Air Products & Chemicals, Inc.	1,581	470,917
CF Industries Holdings, Inc.	21,151	649,547
Dow, Inc.	8,457	397,902
DuPont de Nemours, Inc.	7,074	392,465
Ecolab, Inc.	1,985	396,682
Huntsman Corp.	28,135	624,878
Linde PLC	1,974	470,069
LyondellBasell Industries N.V., Class A	8,785	619,255
Mosaic Co.	19,942	364,340
PPG Industries, Inc.	211	25,759
		4,411,814
Commercial Services & Supplies 0.9%
ADT, Inc.	66,514	543,419
Cintas Corp.	1,778	591,772
Clean Harbors, Inc. (e)	10,421	583,888
Republic Services, Inc.	7,317	683,042
Waste Management, Inc.	4,045	457,773
		2,859,894
Communications Equipment 0.2%
Cisco Systems, Inc.	13,786	543,031

Construction & Engineering 0.2%
Quanta Services, Inc.	12,132	641,298

Consumer Finance 0.8%
American Express Co.	5,506	551,976
Capital One Financial Corp.	6,628	476,288
Discover Financial Services	2,380	137,516
SLM Corp.	71,629	579,479
Synchrony Financial	31,823	832,808
		2,578,067
Containers & Packaging 0.3%
Ardagh Group S.A.	6,606	92,814
Berry Global Group, Inc. (e)	12,611	609,364
International Paper Co.	5,334	216,240
Westrock Co.	6,798	236,163
		1,154,581
Distributors 0.2%
LKQ Corp. (e)	24,979	692,668
Diversified Consumer Services 0.3%
Graham Holdings Co., Class B	1,340	541,507
H&R Block, Inc.	35,047	570,916
		1,112,423
Diversified Financial Services 0.4%
Berkshire Hathaway, Inc., Class B (e)	1,850	393,939
Equitable Holdings, Inc.	20,762	378,699
Jefferies Financial Group, Inc.	32,703	588,654
		1,361,292
Diversified Telecommunication Services 0.2%
AT&T, Inc.	13,887	395,918
Verizon Communications, Inc.	6,556	390,017
		785,935
Electric Utilities 1.5%
American Electric Power Co., Inc.	4,828	394,592
Duke Energy Corp.	4,721	418,092
Entergy Corp.	8,178	805,778
Evergy, Inc.	2,962	150,529
Eversource Energy	4,841	404,466
Exelon Corp.	10,963	392,037
FirstEnergy Corp.	5,148	147,799
NextEra Energy, Inc.	1,381	383,310
NRG Energy, Inc.	20,613	633,644
OGE Energy Corp.	19,657	589,513
PPL Corp.	432	11,755
Southern Co.	7,236	392,336
Xcel Energy, Inc.	2,510	173,215
		4,897,066
Electrical Equipment 0.5%
Eaton Corp. PLC	5,302	540,963
Emerson Electric Co.	7,146	468,563
GrafTech International, Ltd.	23,879	163,332
Regal Beloit Corp.	6,357	596,732
		1,769,590
Electronic Equipment, Instruments & Components 0.8%
Arrow Electronics, Inc. (e)	8,130	639,506
Avnet, Inc.	22,253	575,018
Jabil, Inc.	17,802	609,896
SYNNEX Corp.	4,849	679,151
		2,503,571
Energy Equipment & Services 0.1%
Schlumberger N.V.	24,460	380,598

Entertainment 0.8%
Activision Blizzard, Inc.	6,551	530,304
Electronic Arts, Inc. (e)	4,040	526,856
Lions Gate Entertainment Corp., Class B (e)	64,367	561,280
Take-Two Interactive Software, Inc. (e)	3,289	543,409
Walt Disney Co.	3,139	389,487
		2,551,336
Equity Real Estate Investment Trusts 2.9%
Alexandria Real Estate Equities, Inc.	3,294	527,040
American Homes 4 Rent, Class A	10,087	287,278
Apartment Investment & Management Co., Class A	7,014	236,512
AvalonBay Communities, Inc.	3,655	545,838
Boston Properties, Inc.	1,222	98,127
Camden Property Trust	241	21,444
Crown Castle International Corp.	2,407	400,765
CubeSmart	8,136	262,874
CyrusOne, Inc.	4,217	295,317
Digital Realty Trust, Inc.	2,741	402,269
Duke Realty Corp.	10,970	404,793
Equity Residential	9,794	502,726
Essex Property Trust, Inc.	1,943	390,135
Extra Space Storage, Inc.	2,057	220,078
First Industrial Realty Trust, Inc.	5,977	237,885
Gaming and Leisure Properties, Inc.	465	17,172
Healthpeak Properties, Inc.	12,293	333,755
Host Hotels & Resorts, Inc.	104	1,122
Invitation Homes, Inc.	15,891	444,789
Life Storage, Inc.	2,237	235,489
Medical Properties Trust, Inc.	1,714	30,218
Mid-America Apartment Communities, Inc.	3,410	395,389
Prologis, Inc.	3,986	401,071
Public Storage	1,782	396,887
Realty Income Corp.	4,236	257,337
Rexford Industrial Realty, Inc.	5,530	253,053
SBA Communications Corp.	1,687	537,276
Sun Communities, Inc.	2,844	399,895
UDR, Inc.	1,250	40,762
Ventas, Inc.	3,749	157,308
VICI Properties, Inc.	4,245	99,206
W.P. Carey, Inc.	1,105	72,002
Welltower, Inc.	5,364	295,503
Weyerhaeuser Co.	19,516	556,596
		9,757,911
Food & Staples Retailing 0.9%
Costco Wholesale Corp.	1,342	476,410
Kroger Co.	30,331	1,028,524
Sysco Corp.	8,548	531,857
Walgreens Boots Alliance, Inc.	14,961	537,399
Walmart, Inc.	3,861	540,192
		3,114,382
Food Products 0.8%
General Mills, Inc.	7,704	475,183
Ingredion, Inc.	4,690	354,939
Kraft Heinz Co.	15,782	472,671
Mondelez International, Inc., Class A	8,186	470,286
Tyson Foods, Inc., Class A	14,284	849,612
		2,622,691
Health Care Equipment & Supplies 1.4%
Abbott Laboratories	5,123	557,536
Baxter International, Inc.	6,656	535,275
Becton Dickinson and Co.	1,737	404,165
Boston Scientific Corp. (e)	12,315	470,556
Danaher Corp.	2,219	477,817
Hill-Rom Holdings, Inc.	6,813	568,954
Hologic, Inc. (e)	9,544	634,390
Medtronic PLC	4,456	463,068
Stryker Corp.	1,899	395,695
Zimmer Biomet Holdings, Inc.	132	17,970
		4,525,426
Health Care Providers & Services 2.1%
AmerisourceBergen Corp.	6,812	660,219
Anthem, Inc.	2,076	557,593
Centene Corp. (e)	9,566	557,985
Cigna Corp.	3,262	552,615
CVS Health Corp.	9,248	540,083
DaVita, Inc. (e)	5,035	431,248
HCA Healthcare, Inc.	4,397	548,218
Humana, Inc.	1,322	547,163
McKesson Corp.	4,281	637,569
Molina Healthcare, Inc. (e)	3,580	655,283
UnitedHealth Group, Inc.	1,752	546,221
Universal Health Services, Inc., Class B	6,337	678,186
		6,912,383
Hotels, Restaurants & Leisure 1.1%
Darden Restaurants, Inc.	5,726	576,837
Extended Stay America, Inc.	46,777	558,985
Las Vegas Sands Corp.	9,790	456,801
Marriott International, Inc., Class A	4,943	457,623
McDonald's Corp.	2,106	462,246
Starbucks Corp.	5,453	468,522
Wyndham Destinations, Inc.	821	25,254
Yum! Brands, Inc.	5,800	529,540
		3,535,808
Household Durables 0.8%
Lennar Corp.
Class A	4,753	388,225
Class B	8,794	577,414
Mohawk Industries, Inc. (e)	6,617	645,753
PulteGroup, Inc.	16,913	782,903
Whirlpool Corp.	1,514	278,409
		2,672,704
Household Products 0.5%
Colgate-Palmolive Co.	6,979	538,430
Kimberly-Clark Corp.	3,619	534,381
Procter & Gamble Co.	3,340	464,227
		1,537,038
Independent Power & Renewable Electricity Producers 0.4%
AES Corp.	41,534	752,181
Vistra Corp.	38,188	720,225
		1,472,406
Industrial Conglomerates 0.5%
3M Co.	2,429	389,077
General Electric Co.	63,605	396,259
Honeywell International, Inc.	2,846	468,480
Roper Technologies, Inc.	1,154	455,957
		1,709,773
Insurance 1.9%
Aflac, Inc.	12,867	467,716
Allstate Corp.	5,807	546,671
American International Group, Inc.	14,385	396,019
American National Group, Inc.	812	54,834
Assured Guaranty, Ltd.	27,134	582,838
Brighthouse Financial, Inc. (e)	82	2,207
Chubb, Ltd.	3,420	397,130
Fidelity National Financial, Inc.	1,145	35,850
Hartford Financial Services Group, Inc.	9,715	358,095
Marsh & McLennan Cos., Inc.	4,069	466,714
MetLife, Inc.	14,624	543,574
Principal Financial Group, Inc.	6,751	271,863
Progressive Corp.	4,205	398,087
Reinsurance Group of America, Inc.	2,353	223,982
Travelers Cos., Inc.	4,252	460,024
Unum Group	35,443	596,506
Willis Towers Watson PLC	2,469	515,577
		6,317,687
Interactive Media & Services 0.6%
Alphabet, Inc. (e)
Class A	368	539,341
Class C	366	537,874
Twitter, Inc. (e)	2,926	130,207
Zillow Group, Inc., Class A (e)	6,106	620,003
		1,827,425
Internet & Direct Marketing Retail 0.3%
eBay, Inc.	10,101	526,262
Qurate Retail, Inc., Series A	79,718	572,375
Wayfair, Inc., Class A (e)	159	46,271
		1,144,908
IT Services 1.7%
Akamai Technologies, Inc. (e)	1,313	145,139
Alliance Data Systems Corp.	13,253	556,361
Amdocs, Ltd.	11,563	663,832
Automatic Data Processing, Inc.	3,416	476,498
Cognizant Technology Solutions Corp., Class A	7,786	540,504
DXC Technology Co.	20,753	370,441
Euronet Worldwide, Inc. (e)	5,178	471,716
Fidelity National Information Services, Inc.	2,667	392,609
Fiserv, Inc. (e)	3,812	392,827
Global Payments, Inc.	2,225	395,115
International Business Machines Corp.	3,864	470,133
Leidos Holdings, Inc.	7,969	710,436
Twilio, Inc., Class A (e)	442	109,214
		5,694,825
Leisure Products 0.2%
Polaris, Inc.	6,708	632,833

Life Sciences Tools & Services 1.4%
Agilent Technologies, Inc.	7,417	748,672
Bio-Rad Laboratories, Inc., Class A (e)	291	149,999
Bruker Corp.	14,382	571,685
Charles River Laboratories International, Inc. (e)	1,714	388,135
IQVIA Holdings, Inc. (e)	5,692	897,230
PPD, Inc. (e)	15,854	586,439
PRA Health Sciences, Inc. (e)	5,517	559,645
Thermo Fisher Scientific, Inc.	1,088	480,374
Waters Corp. (e)	1,086	212,508
		4,594,687
Machinery 1.5%
AGCO Corp.	8,443	627,062
Caterpillar, Inc.	3,150	469,823
Crane Co.	2,216	111,088
Cummins, Inc.	3,815	805,575
Deere & Co.	2,417	535,680
Illinois Tool Works, Inc.	2,386	460,999
Otis Worldwide Corp.	7,832	488,873
PACCAR, Inc.	5,354	456,589
Parker-Hannifin Corp.	4,733	957,675
		4,913,364
Media 0.5%
Charter Communications, Inc., Class A (e)	862	538,181
Comcast Corp., Class A	9,961	460,796
News Corp.
Class A	43,229	606,071
Class B	3,343	46,735
		1,651,783
Metals & Mining 1.0%
Freeport-McMoRan, Inc.	27,809	434,933
Newmont Corp.	15,336	973,069
Reliance Steel & Aluminum Co.	6,269	639,689
Royal Gold, Inc.	2,286	274,708
Southern Copper Corp.	10,336	467,911
Steel Dynamics, Inc.	21,836	625,165
		3,415,475
Multi-Utilities 1.3%
Consolidated Edison, Inc.	7,257	564,595
Dominion Energy, Inc.	5,054	398,912
DTE Energy Co.	3,907	449,461
MDU Resources Group, Inc.	27,222	612,495
Public Service Enterprise Group, Inc.	17,216	945,330
Sempra Energy	3,311	391,890
WEC Energy Group, Inc.	8,281	802,429
		4,165,112
Multiline Retail 0.4%
Dollar Tree, Inc. (e)	8,155	744,878
Target Corp.	3,433	540,423
		1,285,301
Oil, Gas & Consumable Fuels 1.5%
Chevron Corp.	5,421	390,312
Concho Resources, Inc.	9,851	434,626
ConocoPhillips	11,555	379,466
EOG Resources, Inc.	10,398	373,704
Exxon Mobil Corp.	11,241	385,904
HollyFrontier Corp.	28,607	563,844
Kinder Morgan, Inc.	31,481	388,161
Phillips 66	7,364	381,750
Pioneer Natural Resources Co.	5,718	491,691
Targa Resources Corp.	41,042	575,819
Valero Energy Corp.	10,468	453,474
Williams Cos., Inc.	12,379	243,247
		5,061,998
Personal Products 0.4%
Estee Lauder Cos., Inc., Class A	2,136	466,182
Herbalife Nutrition, Ltd. (e)	7,724	360,325
Nu Skin Enterprises, Inc., Class A	11,181	560,056
		1,386,563
Pharmaceuticals 1.1%
Bristol-Myers Squibb Co.	8,910	537,184
Catalent, Inc. (e)	3,463	296,641
Johnson & Johnson	3,638	541,625
Merck & Co., Inc.	6,392	530,216
Perrigo Co. PLC	14,097	647,193
Pfizer, Inc.	14,704	539,637
Zoetis, Inc.	2,858	472,628
		3,565,124
Professional Services 0.4%
ManpowerGroup, Inc.	8,330	610,839
Robert Half International, Inc.	10,915	577,840
		1,188,679
Road & Rail 1.1%
CSX Corp.	5,888	457,321
J.B. Hunt Transport Services, Inc.	5,186	655,407
Knight-Swift Transportation Holdings, Inc.	14,148	575,823
Norfolk Southern Corp.	2,097	448,737
Schneider National, Inc., Class B	21,800	539,114
Uber Technologies, Inc. (e)	13,341	486,680
Union Pacific Corp.	2,319	456,541
		3,619,623
Semiconductors & Semiconductor Equipment 1.6%
Advanced Micro Devices, Inc. (e)	5,890	482,921
Analog Devices, Inc.	4,050	472,797
Broadcom, Inc.	1,485	541,015
Cirrus Logic, Inc. (e)	5,609	378,327
Intel Corp.	10,614	549,593
Micron Technology, Inc. (e)	7,924	372,111
Qorvo, Inc. (e)	6,315	814,698
Skyworks Solutions, Inc.	6,959	1,012,535
Texas Instruments, Inc.	3,832	547,171
		5,171,168
Software 1.3%
Autodesk, Inc. (e)	2,326	537,329
CDK Global, Inc.	13,931	607,252
Citrix Systems, Inc.	5,530	761,536
Nuance Communications, Inc. (e)	5,380	178,562
Oracle Corp.	8,864	529,181
salesforce.com, Inc. (e)	1,893	475,749
SS&C Technologies Holdings, Inc.	7,607	460,376
Synopsys, Inc. (e)	2,696	576,890
Teradata Corp. (e)	3,351	76,068
		4,202,943
Specialty Retail 1.7%
AutoNation, Inc. (e)	11,088	586,888
AutoZone, Inc. (e)	632	744,269
Best Buy Co., Inc.	8,484	944,184
Dick's Sporting Goods, Inc.	10,465	605,714
Foot Locker, Inc.	17,804	588,066
Home Depot, Inc.	1,973	547,922
L Brands, Inc.	21,494	683,724
Ross Stores, Inc.	5,228	487,877
TJX Cos., Inc.	8,645	481,094
Williams-Sonoma, Inc.	880	79,587
		5,749,325
Technology Hardware, Storage & Peripherals 0.6%
Dell Technologies, Inc., Class C (e)	6,995	473,491
HP, Inc.	55,833	1,060,269
Xerox Holdings Corp.	32,287	606,027
		2,139,787
Thrifts & Mortgage Finance 0.3%
New York Community Bancorp, Inc.	71,734	593,240
Rocket Cos., Inc., Class A (e)	22,405	446,532
		1,039,772
Tobacco 0.3%
Altria Group, Inc.	13,851	535,203
Philip Morris International, Inc.	6,097	457,214
		992,417
Trading Companies & Distributors 0.3%
HD Supply Holdings, Inc. (e)	15,886	655,139
Univar Solutions, Inc. (e)	11,400	192,432
		847,571
Wireless Telecommunication Services 0.1%
T-Mobile U.S., Inc. (e)	3,476	397,515
Total Common Stocks (Cost $142,231,666)		168,249,387

Exchange-Traded Funds 3.9%
iShares Intermediate Government / Credit Bond ETF	4,353	512,522
iShares Russell 1000 Value ETF	35,540	4,198,340
iShares Russell Mid-Cap ETF	29,964	1,719,334
SPDR S&P 500 ETF Trust	2,991	1,001,656
Vanguard Mid-Cap Value ETF	54,837	5,558,827
Total Exchange-Traded Funds (Cost $12,382,387)		12,990,679

	Principal Amount
Short-Term Investment 1.1%
Repurchase Agreement 1.1%
Fixed Income Clearing Corp. 0.00%, dated 9/30/20 due 10/1/20 Proceeds at Maturity $3,617,588 (Collateralized by a United States Treasury Note with rates between 2.75% and 2.875% and maturity dates between 2/15/24 and 8/15/28, with a Principal Amount of $3,125,300 and a Market Value of $3,690,086)	$3,617,588	3,617,588
Total Repurchase Agreement (Cost $3,617,588)		3,617,588
Total Short-Term Investment (Cost $3,617,588)		3,617,588
Total Investments (Cost $297,920,603)	98.7%	328,750,251
Other Assets, Less Liabilities	1.3	4,320,755
Net Assets	100.0%	$333,071,006

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of September 30, 2020.
(c)	Fixed to floating rate - Rate shown was the rate in effect as of September 30, 2020.
(d)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of September 30, 2020.
(e)	Non-income producing security.

Futures Contracts

As of September 30, 2020, the Portfolio held the following futures contracts1:

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
2-Year United States Treasury Note	37	December 2020	$8,174,380	$8,175,555	$1,175
5-Year United States Treasury Note	77	December 2020	9,701,511	9,704,406	2,895
10-Year United States Treasury Note	51	December 2020	7,112,934	7,116,094	3,160

Total Long Contracts					7,230

Short Contracts
10-Year United States Treasury Ultra Note	(2)	December 2020	(320,028)	(319,844)	184
United States Treasury Long Bond	(2)	December 2020	(355,262)	(352,563)	2,699
Total Short Contracts					2,883

Net Unrealized Appreciation					$10,113

1.	As of September 30, 2020, cash in the amount of $132,628 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2020.

The following abbreviations are used in the preceding pages:

CME	—Chicago Mercantile Exchange
ETF	—Exchange-Traded Fund
LIBOR	—London Interbank Offered Rate
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020, for valuing the Portfolio's assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$16,811,308	$—	$16,811,308
Corporate Bonds	—	63,475,841	—	63,475,841
Foreign Government Bonds	—	833,978	—	833,978
Mortgage-Backed Securities	—	10,891,303	—	10,891,303
U.S. Government & Federal Agencies	—	51,880,167	—	51,880,167
Total Long-Term Bonds	—	143,892,597	—	143,892,597
Common Stocks	168,249,387	—	—	168,249,387
Exchange-Traded Funds	12,990,679	—	—	12,990,679
Short-Term Investment
Repurchase Agreement	—	3,617,588	—	3,617,588
Total Investments in Securities	181,240,066	147,510,185	—	328,750,251
Other Financial Instruments
Futures Contracts (b)	10,113	—	—	10,113
Total Investments in Securities and Other Financial Instruments	$181,250,179	$147,510,185	$—	$328,760,364

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP Bond Portfolio

Portfolio of Investments September 30, 2020 (Unaudited)

	Principal Amount	Value
Long-Term Bonds 98.7% †
Asset-Backed Securities 15.1%
Automobile Asset-Backed Securities 0.5%
Avis Budget Rental Car Funding AESOP LLC Series 2020-2A, Class A 2.02%, due 2/20/27 (a)	$4,500,000	$4,539,911
Home Equity 0.1%
Chase Funding Trust Series 2002-2, Class 1A5 6.333%, due 4/25/32 (b)	67,392	68,843
Morgan Stanley Mortgage Loan Trust Series 2006-17XS, Class A3A 5.651%, due 10/25/46 (b)	914,706	381,995
		450,838
Other Asset-Backed Securities 14.5%
AIMCO CLO Series 2015-AA, Class BR 1.575% (3 Month LIBOR + 1.30%), due 1/15/28 (a)(c)	2,000,000	1,975,676
AMSR Trust Series 2020-SFR4, Class A 1.355%, due 11/17/37 (a)	3,300,000	3,302,052
Apidos CLO XXV Series 2016-25A, Class A1R 1.442% (3 Month LIBOR + 1.17%), due 10/20/31 (a)(c)	1,300,000	1,284,808
Apidos CLO XXXII Series 2019-32A, Class A1 1.592% (3 Month LIBOR + 1.32%), due 1/20/33 (a)(c)	2,200,000	2,198,792
Aqua Finance Trust Series 2020-AA, Class A 1.90%, due 7/17/46 (a)	3,000,000	3,010,979
Ares CLO, Ltd. Series 2015-38A, Class BR 1.672%, due 4/20/30 (a)	1,500,000	1,465,743
Ares XLI CLO, Ltd. Series 2016-41A, Class AR 1.475% (3 Month LIBOR + 1.20%), due 1/15/29 (a)(c)	2,500,000	2,487,912
Ares XXXIV CLO, Ltd. Series 2015-2A, Class AR2 1.523% (3 Month LIBOR + 1.25%), due 4/17/33 (a)(c)	2,000,000	1,981,590
Bain Capital Credit CLO, Ltd. (a)(c)
Series 2016-2A, Class AR 1.415% (3 Month LIBOR + 1.14%), due 1/15/29	1,595,353	1,584,386
Series 2017-1A, Class A1 1.522% (3 Month LIBOR + 1.25%), due 7/20/30	2,750,000	2,727,659
Benefit Street Partners CLO IV, Ltd. Series 2014-IVA, Class A1RR 1.522% (3 Month LIBOR + 1.25%), due 1/20/29 (a)(c)	1,600,000	1,592,099
Benefit Street Partners CLO XIX, Ltd. Series 2019-19A, Class A 1.625% (3 Month LIBOR + 1.35%), due 1/15/33 (a)(c)	1,500,000	1,486,015
Benefit Street Partners CLO XVIII, Ltd. Series 2019-18A, Class A 1.615% (3 Month LIBOR + 1.34%), due 10/15/32 (a)(c)	1,000,000	990,596
CAL Funding IV, Ltd. Series 2020-1A, Class A 2.22%, due 9/25/45 (a)	5,250,000	5,266,687
Capital Automotive REIT (a)
Series 2020-1A, Class A1 2.69%, due 2/15/50	971,959	995,873
Series 2017-1A, Class A1 3.87%, due 4/15/47	2,064,938	2,068,705
Cedar Funding IV CLO, Ltd. Series 2014-4A, Class AR 1.486% (3 Month LIBOR + 1.23%), due 7/23/30 (a)(c)	2,600,000	2,588,173
Cedar Funding VIII CLO, Ltd. Series 2017-8A, Class A1 1.523% (3 Month LIBOR + 1.25%), due 10/17/30 (a)(c)	1,250,000	1,242,349
Cedar Funding XII CLO, Ltd. Series 2020-12A, Class A (zero coupon) (3 Month LIBOR + 1.27%), due 10/25/32 (a)(c)	2,600,000	2,600,000
Dryden CLO, Ltd. Series 2019-76A, Class A1 1.602% (3 Month LIBOR + 1.33%), due 10/20/32 (a)(c)	1,875,000	1,863,139
Elara HGV Timeshare Issuer LLC Series 2017-A, Class A 2.69%, due 3/25/30 (a)	394,626	402,982
ELFI Graduate Loan Program LLC Series 2020-A, Class A 1.73%, due 8/25/45 (a)	2,750,741	2,783,115
Galaxy XV CLO, Ltd. Series 2013-15A, Class AR 1.475% (3 Month LIBOR + 1.20%), due 10/15/30 (a)(c)	1,750,000	1,734,680
Galaxy XXVI CLO, Ltd. Series 2018-26A, Class A 1.456% (3 Month LIBOR + 1.20%), due 11/22/31 (a)(c)	1,500,000	1,477,618
Grippen Park CLO, Ltd. Series 2017-1A, Class B 1.922%, due 1/20/30 (a)	750,000	742,802
Highbridge Loan Management, Ltd. Series 2010A-16, Class A1R 1.412% (3 Month LIBOR + 1.14%), due 1/20/28 (a)(c)	1,000,000	993,915
Hilton Grand Vacations Trust Series 2018-AA, Class A 3.54%, due 2/25/32 (a)	1,193,617	1,250,410
JP Morgan Mortgage Acquisition Trust Series 2007-CH2, Class AF3 4.602%, due 10/25/30 (b)	580,290	431,946
Laurel Road Prime Student Loan Trust Series 2020-A, Class A2FX 1.40%, due 11/25/50 (a)	3,734,000	3,730,055
Magnetite XVIII, Ltd. (a)(c)
Series 2016-18A, Class AR 1.36% (3 Month LIBOR + 1.08%), due 11/15/28	1,900,000	1,889,358
Series 2019-23A, Class A 1.545% (3 Month LIBOR + 1.30%), due 10/25/32	1,000,000	996,805
Magnetite XXVIII, Ltd. Series 2020-28A, Class B (zero coupon) (3 Month LIBOR + 1.65%), due 10/25/31 (a)(c)	2,500,000	2,500,525
MVW Owner Trust (a)
Series 2014-1A, Class A 2.25%, due 9/22/31	162,084	162,457
Series 2019-1A, Class A 2.89%, due 11/20/36	876,448	901,142
Neuberger Berman CLO XIV, Ltd. Series 2013-14A, Class BR2 1.747% (3 Month LIBOR + 1.50%), due 1/28/30 (a)(c)	1,000,000	987,334
Neuberger Berman Loan Advisers CLO 24, Ltd. Series 2017-24A, Class BR 1.772% (3 Month LIBOR + 1.50%), due 4/19/30 (a)(c)	1,000,000	992,328
Neuberger Berman Loan Advisers CLO 32, Ltd. Series 2019-32A, Class B 2.122% (3 Month LIBOR + 1.85%), due 1/19/32 (a)(c)	2,000,000	2,001,098
Neuberger Berman Loan Advisers CLO 35, Ltd. Series 2019-35A, Class A1 1.612% (3 Month LIBOR + 1.34%), due 1/19/33 (a)(c)	3,000,000	2,990,166
Neuberger Berman Loan Advisers CLO 37, Ltd. Series 2020-37A, Class A1 1.919% (3 Month LIBOR + 1.75%), due 7/20/31 (a)(c)	2,000,000	2,006,448
Oaktree CLO, Ltd. Series 2020-1A, Class B 2.935% (3 Month LIBOR + 2.59%), due 7/15/29 (a)(c)	3,000,000	3,014,289
Octagon Investment Partners 29, Ltd. Series 2016-1A, Class AR 1.444% (3 Month LIBOR + 1.18%), due 1/24/33 (a)(c)	1,200,000	1,177,052
Octagon Investment Partners 31 LLC Series 2017-1A, Class B1 1.972% (3 Month LIBOR + 1.70%), due 7/20/30 (a)(c)	1,200,000	1,189,877
OHA Credit Funding, Ltd. Series 2020-6A, Class A1 1.902% (3 Month LIBOR + 1.65%), due 7/20/31 (a)(c)	2,000,000	2,004,160
Palmer Square CLO, Ltd. (a)(c)
Series 2015-2A, Class A1R2 1.372% (3 Month LIBOR + 1.10%), due 7/20/30	300,000	297,208
Series 2014-1A, Class A1R2 1.403% (3 Month LIBOR + 1.13%), due 1/17/31	750,000	743,777
Series 2015-1A, Class A1R2 1.467% (3 Month LIBOR + 1.22%), due 5/21/29	2,200,000	2,192,850
Series-2015-2A, Class A2R2 1.822% (3 Month LIBOR + 1.55%), due 7/20/30	2,000,000	1,979,604
Series 2015-1A, Class A2R2 1.897% (3 Month LIBOR + 1.65%), due 5/21/29	875,000	871,268
Palmer Square Loan Funding, Ltd. Series 2019-3A, Class A2 1.853% (3 Month LIBOR + 1.60%), due 8/20/27 (a)(c)	3,000,000	2,976,954
Regatta VI Funding, Ltd. Series 2016-1A, Class AR 1.352% (3 Month LIBOR + 1.08%), due 7/20/28 (a)(c)	2,800,000	2,785,667
Shackleton CLO, Ltd. (a)(c)
Series 2019-14A, Class A1 1.502% (3 Month LIBOR + 1.23%), due 7/20/30	2,000,000	1,975,130
Series 2019-15A, Class B 2.275% (3 Month LIBOR + 2.00%), due 1/15/30	1,500,000	1,500,747
Sierra Timeshare Receivables Funding LLC (a)
Series 2019-1A, Class A 3.20%, due 1/20/36	376,853	389,887
Series 2018-2A, Class A 3.50%, due 6/20/35	460,298	478,483
Series 2018-3A, Class A 3.69%, due 9/20/35	228,227	239,996
SMB Private Education Loan Trust (a)
Series 2020-BA, Class A1A 1.29%, due 7/15/53	2,860,000	2,860,809
Series 2019-B, Class A2A 2.84%, due 6/15/37	3,000,000	3,161,172
SoFi Professional Loan Program LLC Series 2019-A, Class A1FX 3.18%, due 6/15/48 (a)	252,347	253,694
SoFi Professional Loan Program Trust Series 2018-D, Class A1FX 3.12%, due 2/25/48 (a)	74,533	74,760
Textainer Marine Containers VIII, Ltd. Series 2020-2A, Class A 2.10%, due 9/20/45 (a)	1,600,000	1,601,028
THL Credit Wind River CLO, Ltd. Series 2017-4A, Class A 1.403% (3 Month LIBOR + 1.15%), due 11/20/30 (a)(c)	2,243,000	2,213,108
TIAA CLO III, Ltd. Series 2017-2A, Class A 1.421% (3 Month LIBOR + 1.15%), due 1/16/31 (a)(c)	2,400,000	2,345,023
TICP CLO XIII, Ltd. Series 2019 13A, Class A 1.575% (3 Month LIBOR + 1.30%), due 7/15/32 (a)(c)	3,500,000	3,491,915
TICP CLO XV, Ltd. Series 2020-15A, Class A 2.915% (3 Month LIBOR + 1.28%), due 4/20/33 (a)(c)	2,000,000	1,985,178
Treman Park CLO, Ltd. Series 2015-1A, Class ARR 1.342% (3 Month LIBOR + 1.07%), due 10/20/28 (a)(c)	1,245,000	1,236,893
Triton Container Finance VIII LLC Series 2020-1A, Class A 2.11%, due 9/20/45 (a)	4,000,000	4,018,517
Vantage Data Centers LLC Series 2020-1A, Class A2 1.645%, due 9/15/45 (a)	4,725,000	4,725,000
Voya CLO, Ltd. (a)(c)
Series 2019-1A, Class AR 1.335% (3 Month LIBOR + 1.06%), due 4/15/31	1,500,000	1,475,404
Series 2019-1A, Class BR 1.825% (3 Month LIBOR + 1.55%), due 4/15/31	2,000,000	1,948,494
VSE VOI Mortgage LLC Series 2016-A, Class A 2.54%, due 7/20/33 (a)	1,006,976	1,013,101
Westcott Park CLO, Ltd. Series 2016 1A, Class AR 1.482% (3 Month LIBOR + 1.21%), due 7/20/28 (a)(c)	1,850,000	1,841,623
		129,751,085
Total Asset-Backed Securities (Cost $134,816,928)		134,741,834

Corporate Bonds 37.2%
Aerospace & Defense 0.9%
Boeing Co.
2.70%, due 2/1/27	1,825,000	1,779,881
2.95%, due 2/1/30	2,500,000	2,419,571
3.10%, due 5/1/26	1,925,000	1,920,266
5.15%, due 5/1/30	1,975,000	2,219,917
		8,339,635
Apparel 0.3%
NIKE, Inc. 3.25%, due 3/27/40	1,500,000	1,716,170
Ralph Lauren Corp. 1.70%, due 6/15/22	925,000	941,647
		2,657,817
Auto Manufacturers 3.1%
Daimler Finance North America LLC 1.18% (3 Month LIBOR + 0.90%), due 2/15/22 (a)(c)	3,000,000	3,010,750
Ford Motor Credit Co. LLC
3.087%, due 1/9/23	825,000	808,409
3.664%, due 9/8/24	1,800,000	1,761,345
General Motors Co. 5.15%, due 4/1/38	1,500,000	1,592,950
General Motors Financial Co., Inc. 5.20%, due 3/20/23	2,750,000	2,983,318
Hyundai Capital America 2.375%, due 10/15/27 (a)	1,525,000	1,525,017
Nissan Motor Co., Ltd. 4.81%, due 9/17/30 (a)	5,885,000	5,920,338
Toyota Motor Credit Corp. 1.80%, due 2/13/25	3,765,000	3,933,562
Volkswagen Group of America Finance LLC (a)
1.083% (3 Month LIBOR + 0.86%), due 9/24/21 (c)	1,975,000	1,982,457
3.35%, due 5/13/25	4,225,000	4,613,472
		28,131,618
Banks 8.1%
Banco del Estado de Chile 2.704%, due 1/9/25 (a)	1,275,000	1,340,357
Banco Santander S.A. 4.25%, due 4/11/27	1,800,000	2,035,013
Bank of America Corp.
1.319%, due 6/19/26 (d)	3,750,000	3,778,258
4.083%, due 3/20/51 (d)	2,890,000	3,578,805
4.45%, due 3/3/26	1,570,000	1,810,750
BNP Paribas S.A. (a)
2.219%, due 6/9/26 (d)	1,475,000	1,521,005
2.588% (5 Year Treasury Constant Maturity Rate + 2.05%), due 8/12/35 (c)	2,600,000	2,524,458
3.052%, due 1/13/31 (d)	1,700,000	1,823,188
Citigroup, Inc.
4.60%, due 3/9/26	1,500,000	1,719,521
4.75%, due 5/18/46	1,975,000	2,478,586
Credit Suisse A.G. 2.95%, due 4/9/25	3,000,000	3,275,280
Credit Suisse Group A.G. 2.193%, due 6/5/26 (a)(d)	4,000,000	4,120,157
Fifth Third Bancorp 4.30%, due 1/16/24	3,875,000	4,274,998
Goldman Sachs Group, Inc.
2.60%, due 2/7/30	2,425,000	2,563,212
5.15%, due 5/22/45	975,000	1,284,974
HSBC Holdings PLC 2.013%, due 9/22/28 (d)	2,000,000	1,982,512
JPMorgan Chase & Co.
2.083%, due 4/22/26 (d)	2,875,000	3,006,617
2.956%, due 5/13/31 (d)	925,000	992,436
5.40%, due 1/6/42	1,925,000	2,764,181
Mizuho Financial Group, Inc. (c)
0.88% (3 Month LIBOR + 0.63%), due 5/25/24	8,270,000	8,264,079
1.099% (3 Month LIBOR + 0.85%), due 9/13/23	1,375,000	1,382,109
Morgan Stanley
2.188%, due 4/28/26 (d)	2,075,000	2,173,116
3.622%, due 4/1/31 (d)	2,675,000	3,073,521
4.35%, due 9/8/26	1,556,000	1,801,071
Sumitomo Mitsui Banking Corp. 3.20%, due 7/18/22	2,500,000	2,615,636
Truist Bank 1.50%, due 3/10/25	3,225,000	3,320,982
UBS Group A.G. 1.364% (1 Year Treasury Constant Maturity Rate + 1.08%), due 1/30/27 (a)(c)	2,825,000	2,823,512
		72,328,334
Beverages 0.7%
Anheuser-Busch InBev Worldwide, Inc. 4.75%, due 1/23/29	3,750,000	4,576,571
Diageo Capital PLC 2.125%, due 4/29/32	1,150,000	1,201,043
		5,777,614
Building Materials 1.3%
Carrier Global Corp. 3.577%, due 4/5/50 (a)	3,575,000	3,797,832
Masco Corp. 4.50%, due 5/15/47	3,000,000	3,507,449
Owens Corning 3.95%, due 8/15/29	3,378,000	3,826,564
Vulcan Materials Co. 3.50%, due 6/1/30	800,000	895,937
		12,027,782
Chemicals 1.5%
Air Products & Chemicals, Inc. 2.05%, due 5/15/30	1,750,000	1,836,895
Albemarle Corp. 1.33% (3 Month LIBOR + 1.05%), due 11/15/22 (c)	2,500,000	2,490,972
E.I. du Pont de Nemours & Co. 1.70%, due 7/15/25	950,000	986,086
NewMarket Corp. 4.10%, due 12/15/22	5,536,000	5,924,362
Nutrien, Ltd. 3.625%, due 3/15/24	825,000	898,254
Nutrition & Biosciences, Inc. 1.832%, due 10/15/27 (a)	1,600,000	1,607,254
		13,743,823
Computers 0.1%
DXC Technology Co. 4.00%, due 4/15/23	750,000	789,782
Diversified Financial Services 1.3%
AIG Global Funding 0.90%, due 9/22/25 (a)	2,000,000	1,987,227
GE Capital International Funding Co. 4.418%, due 11/15/35	6,160,000	6,502,242
Intercontinental Exchange, Inc. 2.10%, due 6/15/30	2,600,000	2,670,200
		11,159,669
Electric 4.1%
Appalachian Power Co. 6.375%, due 4/1/36	1,750,000	2,350,939
Arizona Public Service Co. 5.50%, due 9/1/35	1,275,000	1,721,028
Dayton Power & Light Co. 3.95%, due 6/15/49	1,025,000	1,112,075
DTE Energy Co. 1.05%, due 6/1/25	1,300,000	1,299,281
Electricite de France S.A. 5.00%, due 9/21/48 (a)	3,420,000	4,427,808
Entergy Mississippi LLC 3.85%, due 6/1/49	2,500,000	3,019,759
Evergy, Inc. 4.85%, due 6/1/21	385,000	391,840
Exelon Corp.
3.497%, due 6/1/22	2,750,000	2,875,077
4.05%, due 4/15/30	1,200,000	1,407,646
FirstEnergy Transmission LLC 4.35%, due 1/15/25 (a)	3,455,000	3,851,045
NextEra Energy Capital Holdings, Inc. 3.25%, due 4/1/26	1,800,000	2,017,741
Niagara Mohawk Power Corp. 3.025%, due 6/27/50 (a)	1,850,000	1,953,378
Ohio Edison Co. 6.875%, due 7/15/36	2,500,000	3,527,145
PacifiCorp 2.70%, due 9/15/30	1,975,000	2,165,569
Pinnacle West Capital Corp. 1.30%, due 6/15/25	3,100,000	3,149,258
Southern California Edison Co. 1.20%, due 2/1/26	1,800,000	1,790,388
		37,059,977
Electrical Components & Equipment 0.3%
Emerson Electric Co.
0.875%, due 10/15/26	875,000	869,112
1.80%, due 10/15/27	1,600,000	1,669,290
		2,538,402
Electronics 0.4%
Flex, Ltd. 3.75%, due 2/1/26	3,400,000	3,713,548

Food 0.5%
Conagra Brands, Inc. 4.85%, due 11/1/28	2,300,000	2,808,922
Kroger Co. 7.70%, due 6/1/29	1,000,000	1,420,748
		4,229,670
Gas 0.2%
NiSource, Inc. 5.65%, due 2/1/45	1,125,000	1,552,050

Health Care - Products 0.1%
Stryker Corp. 2.90%, due 6/15/50	850,000	876,188

Health Care - Services 0.1%
Fresenius Medical Care U.S. Finance III, Inc. 2.375%, due 2/16/31 (a)	970,000	959,049

Insurance 0.3%
Empower Finance 2020, L.P. 1.776%, due 3/17/31 (a)	1,275,000	1,275,210
Pacific LifeCorp. 3.35%, due 9/15/50 (a)	1,700,000	1,717,527
		2,992,737
Iron & Steel 0.7%
Nucor Corp. 2.00%, due 6/1/25	1,575,000	1,643,919
Reliance Steel & Aluminum Co. 4.50%, due 4/15/23	3,550,000	3,849,441
Steel Dynamics, Inc. 2.40%, due 6/15/25	875,000	912,951
		6,406,311
Machinery - Diversified 0.6%
CNH Industrial Capital LLC
1.95%, due 7/2/23	1,575,000	1,604,529
4.375%, due 4/5/22	1,725,000	1,807,973
Flowserve Corp. 3.50%, due 10/1/30	2,050,000	2,029,927
		5,442,429
Media 0.9%
Charter Communications Operating LLC / Charter Communications Operating Capital 4.908%, due 7/23/25	1,700,000	1,965,579
Comcast Corp. 4.60%, due 10/15/38	3,000,000	3,834,442
Discovery Communications LLC 3.625%, due 5/15/30	800,000	888,872
Fox Corp. 5.576%, due 1/25/49	1,250,000	1,726,696
		8,415,589
Mining 0.3%
Anglo American Capital PLC 5.625%, due 4/1/30 (a)	1,875,000	2,301,412

Oil & Gas 0.9%
Chevron Corp. 2.236%, due 5/11/30	2,425,000	2,573,303
Equinor ASA 1.75%, due 1/22/26	1,250,000	1,296,766
Valero Energy Corp. 2.85%, due 4/15/25	4,000,000	4,197,670
		8,067,739
Oil & Gas Services 0.6%
Schlumberger Holdings Corp. 3.75%, due 5/1/24 (a)	4,725,000	5,117,440

Packaging & Containers 0.4%
Packaging Corp. of America 4.05%, due 12/15/49	1,525,000	1,823,143
WRKCo., Inc. 3.75%, due 3/15/25	1,825,000	2,039,486
		3,862,629
Pharmaceuticals 1.8%
AbbVie, Inc.(a)
2.95%, due 11/21/26	2,575,000	2,804,761
4.25%, due 11/21/49	1,600,000	1,899,483
Bayer U.S. Finance II LLC 4.375%, due 12/15/28 (a)	2,825,000	3,317,092
Becton Dickinson & Co. 2.894%, due 6/6/22	2,500,000	2,588,525
CVS Health Corp.
1.75%, due 8/21/30	2,425,000	2,369,804
4.25%, due 4/1/50	2,325,000	2,732,778
		15,712,443
Pipelines 2.1%
Energy Transfer Operating, L.P. 6.05%, due 6/1/41	1,300,000	1,320,028
Energy Transfer Partners, L.P. / Regency Energy Finance Corp. 5.875%, due 3/1/22	4,800,000	5,014,014
Enterprise Products Operating LLC 5.10%, due 2/15/45	2,600,000	3,026,632
Kinder Morgan Energy Partners, L.P. 6.375%, due 3/1/41	400,000	489,960
Kinder Morgan, Inc. 5.00%, due 2/15/21 (a)	4,500,000	4,556,481
Tennessee Gas Pipeline Co. LLC 2.90%, due 3/1/30 (a)	2,275,000	2,358,759
Texas Eastern Transmission, L.P. 2.80%, due 10/15/22 (a)	2,350,000	2,418,081
		19,183,955
Real Estate Investment Trusts 2.3%
American Campus Communities Operating Partnership, L.P. 3.30%, due 7/15/26	3,000,000	3,210,919
Highwoods Realty, L.P.
3.05%, due 2/15/30	1,410,000	1,458,650
3.875%, due 3/1/27	3,590,000	3,894,365
Kimco Realty Corp. 3.80%, due 4/1/27	975,000	1,063,766
SBA Tower Trust(a)
1.884%, due 1/15/26	1,500,000	1,533,316
2.836%, due 1/15/25	2,000,000	2,140,466
Spirit Realty L.P. 3.20%, due 2/15/31	1,775,000	1,732,192
VEREIT Operating Partnership, L.P. 3.95%, due 8/15/27	4,870,000	5,194,913
		20,228,587
Retail 0.1%
Advance Auto Parts, Inc. 1.75%, due 10/1/27	1,125,000	1,121,660

Semiconductors 0.2%
Broadcom, Inc. 2.25%, due 11/15/23	1,700,000	1,767,400

Software 0.5%
Fiserv, Inc. 2.25%, due 6/1/27	2,960,000	3,126,321
Infor, Inc. 1.75%, due 7/15/25 (a)	1,225,000	1,260,258
		4,386,579
Telecommunications 1.9%
AT&T, Inc.
1.65%, due 2/1/28	1,175,000	1,177,222
4.85%, due 3/1/39	2,000,000	2,413,105
Orange S.A. 5.375%, due 1/13/42	895,000	1,259,770
T-Mobile USA, Inc. 2.55%, due 2/15/31 (a)	6,540,000	6,766,349
Telefonica Emisiones S.A. 5.213%, due 3/8/47	750,000	891,191
Verizon Communications, Inc. 4.272%, due 1/15/36	3,250,000	4,008,854
		16,516,491
Transportation 0.6%
Norfolk Southern Corp. 5.64%, due 5/17/29	1,400,000	1,770,387
Union Pacific Corp. 3.25%, due 2/5/50	775,000	854,087
United Parcel Service, Inc. 5.30%, due 4/1/50	2,000,000	2,968,104
		5,592,578
Total Corporate Bonds (Cost $308,670,384)		333,000,937

Foreign Government Bonds 0.3%
Mexico 0.2%
Mexico Government International Bond 3.75%, due 1/11/28	1,850,000	1,991,543

Poland 0.1%
Republic of Poland Government International Bond 5.00%, due 3/23/22	350,000	374,003
Total Foreign Government Bonds (Cost $2,193,076)		2,365,546

Mortgage-Backed Securities 7.5%
Agency (Collateralized Mortgage Obligations) 0.8%
Federal Home Loan Mortgage Corporation Series 4798, Class GZ 4.00%, due 6/15/48	2,195,314	2,547,292
Government National Mortgage Association Series 2014-62, Class Z 3.00%, due 4/20/44	4,484,346	4,853,097
		7,400,389
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 2.6%
BX Commercial Mortgage Trust Series 2019-IMC, Class A 1.152% (1 Month LIBOR + 1.00%), due 4/15/34 (a)(c)	800,000	770,245
Citigroup Commercial Mortgage Trust Series 2020-GC46, Class A5 2.717%, due 2/15/53	3,750,000	4,105,332
Colony Mortgage Capital, Ltd. Series 2019-IKPR, Class B 1.63% (1 Month LIBOR + 1.478%), due 11/15/38 (a)(c)	6,000,000	5,610,724
CSMC WEST Trust Series 2020-WEST, Class A 3.04%, due 2/15/35 (a)	5,000,000	4,776,315
GS Mortgage Securities Trust Series 2015-GC32, Class AS 4.018%, due 7/10/48 (e)	3,000,000	3,323,800
Houston Galleria Mall Trust Series 2015-HGLR, Class A1A1 3.087%, due 3/5/37 (a)	3,250,000	3,288,601
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21, Class AS 3.652%, due 3/15/48	1,000,000	1,088,724
		22,963,741
Whole Loan (Collateralized Mortgage Obligations) 4.1%
COLT Mortgage Loan Trust (a)(e)
Series 2020-2, Class A1 1.853%, due 3/25/65	651,552	656,349
Series 2019-4, Class A1 2.579%, due 11/25/49	2,061,668	2,086,305
Series 2019-3, Class A1 2.764%, due 8/25/49	643,311	650,612
JP Morgan Mortgage Trust (a)
Series 2019-1, Class A11 1.098% (1 Month LIBOR + 0.95%), due 5/25/49 (c)	861,802	864,198
Series 2014-2, Class 1A1 3.00%, due 6/25/29 (e)	1,294,829	1,322,483
New Residential Mortgage Loan Trust Series 2020-NQM1, Class A1 2.464%, due 1/26/60 (a)(e)	1,060,472	1,073,098
PSMC Trust (a)(e)
Series 2019-2, Class A1 3.50%, due 10/25/49	944,721	974,139
Series 2019-3, Class A1 3.50%, due 11/25/49	1,101,412	1,131,313
Series 2018-3, Class A12 4.00%, due 8/25/48	2,200,000	2,238,355
Seasoned Credit Risk Transfer Trust
Series 2020-2, Class M55G 3.00%, due 11/25/59	4,084,792	4,373,449
Series 2019-2, Class MA 3.50%, due 8/25/58	3,013,108	3,280,275
Series 2019-2, Class M55D 4.00%, due 8/25/58	2,104,805	2,335,991
Series 2019-4, Class M55D 4.00%, due 2/25/59	1,973,075	2,192,314
Series 2017-4, Class M45T 4.50%, due 6/25/57	1,043,287	1,169,744
Seasoned Loans Structured Transaction Trust Series 2019-1, Class A1 3.50%, due 5/25/29	3,623,060	3,939,065
Sequoia Mortgage Trust (a)(e)
Series 2020-3, Class A1 3.00%, due 4/25/50	3,193,138	3,287,835
Series 2020-1, Class A1 3.50%, due 2/25/50	955,500	980,547
Series 2020-2, Class A1 3.50%, due 3/25/50	3,891,259	4,015,802
TIAA Bank Mortgage Loan Trust Series 2018-2, Class A1 3.50%, due 7/25/48 (a)(e)	517,902	533,776
		37,105,650
Total Mortgage-Backed Securities (Cost $66,675,353)		67,469,780

Municipal Bonds 0.6%
Texas 0.6%
San Antonio Water System, Revenue Bonds 5.502%, due 5/15/29	2,000,000	2,465,140
Texas Transportation Commission State Highway Fund, Revenue Bonds 5.178%, due 4/1/30	2,150,000	2,760,729
Total Municipal Bonds (Cost $4,629,567)		5,225,869

U.S. Government & Federal Agencies 38.0%
Federal Farm Credit Bank 6.8%
0.73%, due 12/3/24	3,000,000	2,999,192
0.75%, due 4/5/27	2,675,000	2,667,376
0.90%, due 8/19/27	4,000,000	4,000,131
0.98%, due 4/27/27	3,000,000	2,988,089
1.05%, due 6/22/28	3,300,000	3,284,290
1.09%, due 6/4/27	4,000,000	4,006,759
1.14%, due 8/20/29	5,000,000	4,992,938
1.23%, due 9/10/29	7,000,000	7,007,623
1.23%, due 7/29/30	4,300,000	4,289,923
1.25%, due 10/30/26	4,000,000	4,001,893
1.25%, due 6/24/30	5,475,000	5,467,267
1.33%, due 7/1/30	5,000,000	4,989,272
1.37%, due 6/1/29	4,000,000	4,008,055
2.03%, due 1/21/28	3,800,000	4,147,196
2.44%, due 10/16/28	2,300,000	2,302,185
		61,152,189
Federal Home Loan Bank 2.8%
0.375%, due 9/4/25	3,210,000	3,206,818
2.50%, due 12/10/27	3,000,000	3,386,330
2.875%, due 9/13/24	3,500,000	3,869,558
3.00%, due 3/10/28	1,900,000	2,211,780
3.125%, due 9/12/25	3,100,000	3,507,857
3.125%, due 12/12/25	4,000,000	4,546,139
3.25%, due 6/9/28	4,000,000	4,738,978
		25,467,460
Federal Home Loan Mortgage Corporation 1.6%
0.375%, due 7/21/25	135,000	135,022
0.375%, due 9/23/25	750,000	747,527
0.85%, due 12/30/27	2,050,000	2,048,849
1.00%, due 7/21/28	2,500,000	2,489,016
1.00%, due 10/19/28	4,000,000	3,994,876
1.25%, due 1/29/30	2,500,000	2,475,703
6.25%, due 7/15/32	1,600,000	2,508,508
		14,399,501
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 5.3%
2.00%, due 7/1/50 TBA (f)	8,000,000	8,257,364
2.50%, due 8/1/50 TBA (f)	5,250,000	5,499,491
3.00%, due 4/1/50	2,452,993	2,617,386
3.00%, due 5/1/50	2,176,037	2,343,760
3.00%, due 7/1/50	3,655,894	3,900,751
3.00%, due 8/1/50	2,482,132	2,679,544
3.00%, due 9/1/50	3,397,047	3,633,954
3.50%, due 1/1/47	2,626,417	2,820,321
3.50%, due 10/1/47	1,970,390	2,108,711
3.50%, due 11/1/49	3,419,239	3,661,147
3.50%, due 3/1/50	2,359,891	2,587,967
4.00%, due 4/1/50	4,171,877	4,486,862
4.50%, due 4/1/22	2,037	2,134
4.50%, due 4/1/23	3,005	3,158
4.50%, due 11/1/39	610,968	687,238
4.50%, due 8/1/40	96,503	108,548
4.50%, due 9/1/40	574,801	644,432
4.50%, due 9/1/40	92,380	103,964
4.50%, due 11/1/40	220,030	238,809
4.50%, due 7/1/41	133,628	150,041
4.50%, due 2/1/47	170,773	186,911
4.50%, due 10/1/47	188,690	205,569
5.00%, due 3/1/25	39,300	41,455
5.50%, due 9/1/21	7,272	7,331
6.00%, due 7/1/21	12,292	12,371
6.50%, due 11/1/35	4,003	4,479
6.50%, due 8/1/37	25,771	31,500
		47,025,198
Federal National Mortgage Association 2.1%
0.50%, due 6/17/25	3,200,000	3,214,754
0.625%, due 4/22/25	2,240,000	2,270,347
0.875%, due 8/5/30	5,750,000	5,677,506
1.625%, due 1/7/25	625,000	658,608
1.75%, due 7/2/24	2,525,000	2,664,982
6.25%, due 5/15/29	3,000,000	4,341,753
		18,827,950
Federal National Mortgage Association (Mortgage Pass-Through Securities) 6.9%
2.50%, due 5/1/43	446,057	475,197
2.50%, due 5/1/50	3,159,222	3,316,476
2.50%, due 10/1/50	3,000,000	3,171,601
3.00%, due 5/1/48	3,552,954	3,748,470
3.00%, due 9/1/50	3,000,000	3,227,568
3.00%, due 9/1/50	1,599,299	1,698,640
3.50%, due 10/1/47	1,356,149	1,435,988
3.50%, due 8/1/49	5,055,172	5,537,559
3.50%, due 3/1/50	7,208,863	7,872,244
3.50%, due 9/1/50	6,982,028	7,760,908
4.00%, due 2/1/45	1,086,488	1,201,016
4.00%, due 6/1/46	1,739,464	1,916,760
4.00%, due 11/1/46	5,709,049	6,225,775
4.00%, due 4/1/47	5,732,493	6,271,600
4.00%, due 1/1/48	831,724	919,077
4.00%, due 7/1/48	2,007,201	2,190,549
4.50%, due 5/1/24	130,174	138,171
4.50%, due 11/1/35	129,468	142,600
4.50%, due 4/1/41	326,543	366,365
4.50%, due 5/1/41	500,906	563,146
4.50%, due 7/1/41	406,993	456,999
4.50%, due 9/1/41	123,462	138,966
4.50%, due 3/1/44	190,730	212,939
4.50%, due 8/1/44	982,187	1,102,715
4.50%, due 11/1/44	169,080	185,696
4.50%, due 3/1/46	76,901	84,011
4.50%, due 12/1/46	220,036	241,740
4.50%, due 2/1/47	46,587	50,482
4.50%, due 7/1/47	243,303	265,472
4.50%, due 2/1/48	157,126	170,578
5.00%, due 12/1/23	53,306	56,131
5.00%, due 12/1/23	14,029	14,787
5.50%, due 1/1/21	125	125
5.50%, due 12/1/21	1,283	1,306
5.50%, due 1/1/22	4,990	5,080
5.50%, due 2/1/22	256	261
6.50%, due 10/1/36	17,227	20,799
6.50%, due 10/1/36	12,435	14,134
6.50%, due 8/1/37	4,692	5,396
7.00%, due 9/1/37	38,962	47,041
7.00%, due 10/1/37	518	602
7.00%, due 11/1/37	5,932	7,095
7.50%, due 7/1/28	10,402	11,545
		61,273,610
Government National Mortgage Association (Mortgage Pass-Through Securities) 2.4%
2.00%, due 5/1/50 TBA (f)	3,000,000	3,116,719
2.50%, due 6/1/50 TBA (f)	5,250,000	5,513,525
3.00%, due 8/20/50	2,994,854	3,202,955
3.50%, due 6/20/42	628,026	681,402
3.50%, due 8/20/43	863,274	935,542
3.50%, due 11/20/43	840,100	910,449
3.50%, due 4/20/45	578,451	617,494
3.50%, due 12/20/45	969,080	1,034,650
3.50%, due 2/20/46	452,747	486,651
3.50%, due 10/20/46	651,140	696,216
3.50%, due 11/20/46	754,037	801,240
3.50%, due 1/20/47	641,762	684,954
3.50%, due 5/20/47	935,806	993,486
4.00%, due 3/15/44	34,202	36,758
4.00%, due 7/15/44	268,394	290,120
4.00%, due 7/15/45	150,995	163,120
4.50%, due 6/15/39	712,006	792,541
4.50%, due 6/15/40	213,238	237,349
		21,195,171
Tennessee Valley Authority 0.3%
5.25%, due 9/15/39	2,000,000	3,084,913

United States Treasury Bonds 4.8%
1.25%, due 5/15/50	44,965,000	42,744,853
4.25%, due 5/15/39	350,000	537,647
		43,282,500
United States Treasury Notes 5.0%
0.125%, due 8/15/23	3,615,000	3,612,176
0.25%, due 9/30/25	14,800,000	14,783,812
0.375%, due 7/31/27	5,200,000	5,177,656
0.625%, due 8/15/30	21,000,000	20,895,000
		44,468,644
Total U.S. Government & Federal Agencies (Cost $334,429,276)		340,177,136
Total Long-Term Bonds (Cost $851,414,584)		882,981,102

Short-Term Investment 5.7%
Repurchase Agreement 5.7%
Fixed Income Clearing Corp. 0.00%, dated 9/30/20 due 10/1/20 Proceeds at Maturity $51,106,245 (Collateralized by United States Treasury Notes with rates between 2.75% and 2.875% and a maturity dates between 2/15/28 and 5/15/28, with a Principal Amount of $44,460,700 and a Market Value of $52,128,398)	51,106,245	51,106,245
Total Short-Term Investment (Cost $51,106,245)		51,106,245
Total Investments (Cost $902,520,829)	104.4%	934,087,347
Other Assets, Less Liabilities	(4.4)	(39,760,896)
Net Assets	100.0%	$894,326,451

†	Percentages indicated are based on Portfolio net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Step coupon - Rate shown was the rate in effect as of September 30, 2020.
(c)	Floating rate - Rate shown was the rate in effect as of September 30, 2020.
(d)	Fixed to floating rate - Rate shown was the rate in effect as of September 30, 2020.
(e)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of September 30, 2020.
(f)	TBA- Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of September 30, 2020, the total net market value of these securities was $22,387,099, which represented 2.5% of the Portfolio's net assets. All or a portion of these securities are a part of a mortgage dollar roll agreement.

Futures Contracts

As of September 30, 2020, the Portfolio held the following futures contracts1:

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
2-Year United States Treasury Note	344	December 2020	$75,999,283	$76,010,562	$11,279
5-Year United States Treasury Note	96	December 2020	12,094,660	12,099,000	4,340
United States Treasury Ultra Bond	99	December 2020	22,172,318	21,959,438	(212,880)
Total Long Contracts					(197,261)

Short Contracts
10-Year United States Treasury Note	(1)	December 2020	(139,560)	(139,531)	29
10-Year United States Treasury Ultra Note	(167)	December 2020	(26,717,579)	(26,706,953)	10,626
Total Short Contracts					10,655
Net Unrealized Depreciation					$(186,606)

1.	As of September 30, 2020, cash in the amount of $891,286 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2020.

The following abbreviations are used in the preceding pages:

LIBOR	—London Interbank Offered Rate
REIT	—Real Estate Investment Trust
TBA	—To Be Announced

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020, for valuing the Portfolio's assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$134,741,834	$—	$134,741,834
Corporate Bonds	—	333,000,937	—	333,000,937
Foreign Government Bonds	—	2,365,546	—	2,365,546
Mortgage-Backed Securities	—	67,469,780	—	67,469,780
Municipal Bonds	—	5,225,869	—	5,225,869
U.S. Government & Federal Agencies	—	340,177,136	—	340,177,136
Total Long-Term Bonds	—	882,981,102	—	882,981,102
Short-Term Investment
Repurchase Agreement	—	51,106,245	—	51,106,245
Total Investments in Securities	—	934,087,347	—	934,087,347
Other Financial Instruments
Futures Contracts (b)	26,274	—	—	26,274
Total Investments in Securities and Other Financial Instruments	$26,274	$934,087,347	$—	$934,113,621

Liability Valuation Inputs

Other Financial Instruments
Futures Contracts (b)	$(212,880)	$—	$—	$(212,880)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP CBRE Global Infrastructure Portfolio

Portfolio of Investments September 30, 2020 (Unaudited)

	Shares	Value
Common Stocks 99.4% †
Australia 3.8%
APA Group (Utilities)	25,713	$190,247
Atlas Arteria, Ltd. (Transportation)	179,251	779,318
		969,565
Canada 4.7%
Fortis, Inc. (Utilities)	11,900	486,528
Pembina Pipeline Corp. (Midstream / Pipelines)	9,800	207,989
TC Energy Corp. (Midstream / Pipelines) (a)	11,700	491,179
		1,185,696
France 4.0%
Vinci S.A. (Transportation)	11,960	1,002,889

Germany 1.3%
Fraport A.G. Frankfurt Airport Services Worldwide (Transportation) (b)	8,190	324,368

Hong Kong 1.2%
CK Infrastructure Holdings, Ltd. (Utilities)	61,991	289,156

Italy 8.4%
Atlantia S.p.A. (Transportation) (b)	23,915	376,565
Enel S.p.A. (Utilities)	122,844	1,068,403
Infrastrutture Wireless Italiane S.p.A (Communications)	21,521	238,193
Terna Rete Elettrica Nazionale S.p.A. (Utilities)	62,630	438,674
		2,121,835
Japan 1.6%
Chubu Electric Power Co., Inc. (Utilities)	32,300	392,323

Mexico 1.7%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Transportation) (b)	27,700	127,003
Promotora Y Operadora de Infraestructura S.A.B. de C.V. (Transportation) (b)	44,500	312,968
		439,971
New Zealand 1.0%
Infratil, Ltd. (Diversified Property Holdings)	72,882	240,593

Portugal 2.5%
EDP - Energias de Portugal S.A. (Utilities)	130,312	640,930

Singapore 1.1%
NetLink NBN Trust (Communications)	392,798	280,560

Spain 6.8%
Cellnex Telecom S.A. (Communications)	16,102	981,697
Ferrovial S.A. (Transportation)	9,703	236,058
Iberdrola S.A. (Utilities)	20,389	251,242
Red Electrica Corp. S.A. (Utilities)	13,692	257,092
		1,726,089
United Kingdom 5.8%
National Grid PLC (Utilities)	73,269	841,240
United Utilities Group PLC (Utilities)	57,147	631,064
		1,472,304
United States 55.5%
AES Corp. (Utilities)	28,600	517,946
Alliant Energy Corp. (Utilities)	12,900	666,285
Ameren Corp. (Utilities)	10,700	846,156
American Electric Power Co., Inc. (Utilities)	13,400	1,095,182
American Tower Corp. (Communications)	4,569	1,104,464
Atmos Energy Corp. (Utilities)	2,800	267,652
Cheniere Energy, Inc. (Midstream / Pipelines) (b)	13,100	606,137
CMS Energy Corp. (Utilities)	7,900	485,139
Crown Castle International Corp. (Communications)	6,954	1,157,841
Equinix, Inc. (Communications)	999	759,370
Essential Utilities, Inc. (Utilities)	19,200	772,800
Exelon Corp. (Utilities)	14,800	529,248
FirstEnergy Corp. (Utilities)	22,200	637,362
Kansas City Southern (Transportation)	2,000	361,660
Kinder Morgan, Inc. (Midstream / Pipelines)	34,200	421,686
NextEra Energy, Inc. (Utilities)	3,700	1,026,972
NiSource, Inc. (Utilities)	18,800	413,600
Norfolk Southern Corp. (Transportation)	3,100	663,369
Public Service Enterprise Group, Inc. (Utilities)	7,800	428,298
Sempra Energy (Utilities)	3,000	355,080
Union Pacific Corp. (Transportation)	4,500	885,915
		14,002,162
Total Common Stocks (Cost $25,698,469)		25,088,441

Short-Term Investment 0.8%
Affiliated Investment Company 0.8%
United States 0.8%
MainStay U.S. Government Liquidity Fund, 0.02% (c)	216,578	216,578
Total Short-Term Investment (Cost $216,578)		216,578
Total Investments (Cost $25,915,047)	100.2%	25,305,019
Other Assets, Less Liabilities	(0.2)	(61,471)
Net Assets	100.0%	$25,243,548

†	Percentages indicated are based on Portfolio net assets.
(a)	All or a portion of this security was held on loan. As of September 30, 2020, the aggregate market value of securities on loan was $506,054. The Portfolio received non-cash collateral in the form of U.S. Treasury securities with a value of $532,025.
(b)	Non-income producing security.
(c)	Current yield as of September 30, 2020.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$25,088,441	$—	$—	$25,088,441
Short-Term Investment
Affiliated Investment Company	216,578	—	—	216,578
Total Investments in Securities	$25,305,019	$—	$—	$25,305,019

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Conservative Allocation Portfolio

Portfolio of Investments September 30, 2020 (Unaudited)

	Shares	Value
Affiliated Investment Companies 95.8% †
Equity Funds 35.9%
IQ 50 Percent Hedged FTSE International ETF (a)	677,762	$13,480,686
IQ 500 International ETF (a)	509,962	12,538,895
IQ Candriam ESG International Equity ETF (a)	376,166	9,027,683
IQ Candriam ESG U.S. Equity ETF (a)	546,584	15,882,091
IQ Chaikin U.S. Large Cap ETF	446,696	11,224,220
IQ Chaikin U.S. Small Cap ETF	143,285	3,177,803
MainStay Epoch Capital Growth Fund Class I	31,751	464,195
MainStay Epoch International Choice Fund Class I	231,261	8,193,588
MainStay Epoch U.S. All Cap Fund Class R6	444,720	11,567,168
MainStay MacKay International Opportunities Fund Class I	1,178,293	7,859,217
MainStay MAP Equity Fund Class I	370,153	15,413,187
MainStay VP Emerging Markets Equity Portfolio Initial Class	1,160,726	11,397,518
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	887,944	12,828,746
MainStay VP MacKay Common Stock Portfolio Initial Class	60,771	1,684,038
MainStay VP MacKay Growth Portfolio Initial Class	323,461	12,571,070
MainStay VP MacKay International Equity Portfolio Initial Class	314,636	5,423,695
MainStay VP MacKay Mid Cap Core Portfolio Initial Class	832,718	10,518,140
MainStay VP MacKay S&P 500 Index Portfolio Initial Class	431,920	28,108,696
MainStay VP MacKay Small Cap Core Portfolio Initial Class	642,361	5,912,419
MainStay VP Small Cap Growth Portfolio Initial Class	958,985	14,185,016
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class	1,010,025	10,867,975
MainStay VP Winslow Large Cap Growth Portfolio Initial Class	708,736	22,666,026
Total Equity Funds (Cost $230,240,855)		244,992,072

Fixed Income Funds 59.9%
IQ S&P High Yield Low Volatility Bond ETF (a)	275,590	6,827,742
MainStay MacKay Short Duration High Yield Fund Class I	5,330,139	50,636,323
MainStay VP Bond Portfolio Initial Class (a)	2,934,740	45,628,456
MainStay VP Floating Rate Portfolio Initial Class (a)	2,364,925	20,327,479
MainStay VP Indexed Bond Portfolio Initial Class (a)	24,492,027	277,869,395
MainStay VP PIMCO Real Return Portfolio Initial Class (a)	828,410	7,853,248
Total Fixed Income Funds (Cost $379,102,169)		409,142,643
Total Affiliated Investment Companies (Cost $609,343,024)		654,134,715

Short-Term Investment 4.2%
Affiliated Investment Company 4.2%
MainStay U.S. Government Liquidity Fund, 0.02% (b)	28,773,761	28,773,761
Total Short-Term Investment (Cost $28,773,761)		28,773,761
Total Investments (Cost $638,116,785)	100.0%	682,908,476
Other Assets, Less Liabilities	(0.0)‡	(214,538)
Net Assets	100.0%	$682,693,938

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	As of September 30, 2020, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Current yield as of September 30, 2020.

Swap Contracts

Open OTC total return equity swap contracts as of September 31, 2020 were as follows1:

Swap Counterparty	Reference Obligation	Floating Rate [2]	Termination Date(s)	Payment Frequency Paid/Received	Notional Amount Long/ (Short) (000)*	Unrealized Appreciation[3]
Citigroup	iShares 20+ Year Treasury Bond ETF	1 month LIBOR BBA plus 0.40%	12/01/2020	Monthly	$10,329	$—
Citigroup	iShares MSCI EAFE ETF	1 month LIBOR BBA plus 0.40%	12/01/2020	Monthly	10,434	—
Citigroup	iShares MSCI Emerging Markets ETF	1 month LIBOR BBA minus 0.65%	12/01/2020	Monthly	(10,405)	—
Citigroup	Russell 1000 Value Total Return Index	1 month LIBOR BBA plus 0.318%	12/07/2020	Monthly	24,739	—
Citigroup	Russell 2000 Total Return Index	1 month LIBOR BBA minus 0.011%	12/07/2020	Monthly	(12,874)	—
Citigroup	Russell Midcap Total Return Index	1 month LIBOR BBA minus 0.210%	12/07/2020	Monthly	(12,838)	—
Citigroup	S&P 500 Total Return Index	1 month LIBOR BBA plus 0.25%	10/26/2020	Monthly	1,346	—
Citigroup	VanEck Vectors Gold Miners ETF	1 month LIBOR BBA plus 0.50%	12/01/2020	Monthly	10,730	—

1	As of September 30, 2020, cash in the amount of $1,000,000 was pledged from brokers for OTC swap contracts.
2	Fund pays the floating rate and receives the total return of the reference entity.
3	Reflects the value at reset date as of September 30, 2020.
*	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.

The following abbreviations are used in the preceding pages:
BBA	—British Bankers' Association
ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange
LIBOR	—London Interbank Offered Rate

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments (a)
Affiliated Investment Companies
Equity Funds	$244,992,072	$—	$—	$244,992,072
Fixed Income Funds	409,142,643	—	—	409,142,643
Short-Term Investment	28,773,761	—	—	28,773,761
Total Investments in Securities	$682,908,476	$—	$—	$682,908,476

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay VP Emerging Markets Equity Portfolio

Portfolio of Investments  September 30, 2020 (Unaudited)

	Shares	Value
Common Stocks 93.6% †
Argentina 0.3%
Grupo Financiero Galicia S.A., ADR (Banks) (a)	10,000	$72,400
MercadoLibre, Inc. (Internet & Direct Marketing Retail) (a)	720	779,386
		851,786
Brazil 4.5%
Afya, Ltd., Class A (Diversified Consumer Services) (a)	27,000	735,480
B3 S.A. - Brasil Bolsa Balcao (Capital Markets)	97,400	954,072
Banco BTG Pactual S.A. (Capital Markets)	76,000	985,879
Banco do Brasil S.A. (Banks)	195,700	1,032,183
Camil Alimentos S.A. (Food Products)	125,800	279,113
Cielo S.A. (IT Services)	288,400	201,822
Cosan S.A. (Oil, Gas & Consumable Fuels)	98,000	1,192,390
Enauta Participacoes S.A. (Oil, Gas & Consumable Fuels)	99,400	171,334
Equatorial Energia S.A. (Electric Utilities)	147,000	554,401
Iochpe Maxion S.A. (Machinery)	152,000	370,804
JBS S.A. (Food Products)	32,600	119,988
Localiza Rent a Car S.A. (Road & Rail)	104,000	1,049,463
Magazine Luiza S.A. (Multiline Retail)	77,100	1,224,616
Marfrig Global Foods S.A. (Food Products) (a)	145,300	394,563
Notre Dame Intermedica Participacoes S.A. (Health Care Providers & Services)	74,000	857,287
Petrobras Distribuidora S.A. (Specialty Retail)	83,900	301,035
Petroleo Brasileiro S.A. (Oil, Gas & Consumable Fuels)	154,500	543,896
Smiles Fidelidade S.A. (Media)	146,300	363,151
Vale S.A. (Metals & Mining)	143,575	1,511,195
WEG S.A. (Electrical Equipment)	141,200	1,651,888
XP, Inc, Class A (Capital Markets) (a)	23,000	958,870
		15,453,430
Canada 0.2%
Pan American Silver Corp. (Metals & Mining)	26,000	835,900

Chile 0.4%
CAP S.A. (Metals & Mining) (a)	50,161	422,659
Sociedad Quimica y Minera de Chile S.A., Sponsored ADR (Chemicals)	31,000	1,005,020
		1,427,679
China 41.0%
21Vianet Group, Inc., ADR (IT Services) (a)	16,700	386,772
360 DigiTech, Inc., ADR (Consumer Finance) (a)	32,200	384,468
A-Living Services Co., Ltd., Class H (Commercial Services & Supplies) (b)	34,000	171,973
Agricultural Bank of China, Ltd., Class H (Banks)	1,762,000	550,195
Aier Eye Hospital Group Co., Ltd., Class A (Health Care Providers & Services)	126,170	952,583
Air China, Ltd., Class H (Airlines)	760,000	497,184
Alibaba Group Holding, Ltd. (Internet & Direct Marketing Retail) (a)	106,000	3,769,472
Alibaba Group Holding, Ltd., Sponsored ADR (Internet & Direct Marketing Retail) (a)	65,019	19,114,286
Alibaba Health Information Technology, Ltd. (Health Care Technology) (a)	170,000	414,139
Anhui Conch Cement Co., Ltd., Class H (Construction Materials)	120,000	825,285
AsiaInfo Technologies, Ltd. (Software) (b)	153,200	239,979
Baidu, Inc., Sponsored ADR (Interactive Media & Services) (a)	14,000	1,772,260
Bank of China, Ltd., Class H (Banks)	4,069,000	1,260,069
Bank of Ningbo Co., Ltd., Class A (Banks)	289,916	1,340,052
Baozun, Inc., Sponsored ADR (Internet & Direct Marketing Retail) (a)(c)	14,000	454,860
Bilibili, Inc., Sponsored ADR (Entertainment) (a)	20,800	865,280
BYD Co., Ltd., Class H (Automobiles)	32,000	501,261
Central China Real Estate, Ltd. (Real Estate)	148,000	67,793
China Aoyuan Group, Ltd. (Real Estate Management & Development)	420,000	428,668
China Construction Bank Corp., Class H (Banks)	7,544,000	4,886,533
China Galaxy Securities Co., Ltd., Class H (Capital Markets)	1,005,500	564,374
China Huarong Asset Management Co., Ltd., Class H (Capital Markets) (b)	160,000	16,929
China Lesso Group Holdings, Ltd. (Building Products)	621,000	1,115,389
China Life Insurance Co., Ltd., Class H (Insurance)	645,000	1,443,126
China Lumena New Materials Corp. (Chemicals) (a)(d)(e)(f)	6,500	0
China Medical System Holdings, Ltd. (Pharmaceuticals)	368,000	405,035
China Mengniu Dairy Co., Ltd. (Food Products)	230,000	1,077,283
China Merchants Bank Co., Ltd., Class H (Banks)	448,000	2,112,812
China Minsheng Banking Corp., Ltd., Class H (Banks)	1,387,500	726,866
China Mobile, Ltd. (Wireless Telecommunication Services)	80,000	510,448
China National Building Material Co., Ltd., Class H (Construction Materials)	1,212,000	1,529,456
China Pacific Insurance Group Co., Ltd., Class H (Insurance)	144,400	408,044
China Railway Group, Ltd., Class H (Construction & Engineering)	620,000	291,198
China Resources Pharmaceutical Group, Ltd. (Pharmaceuticals) (b)	102,000	52,382
China Shineway Pharmaceutical Group, Ltd. (Pharmaceuticals)	29,000	18,186
China Tourism Group Duty Free Corp., Ltd., Class A (Specialty Retail)	31,000	1,014,762
China Traditional Chinese Medicine Holdings Co., Ltd. (Pharmaceuticals)	340,000	142,141
Chlitina Holding, Ltd. (Personal Products)	33,000	206,805
CIFI Holdings Group Co., Ltd. (Real Estate Management & Development)	1,000,000	735,479
CNOOC, Ltd. (Oil, Gas & Consumable Fuels)	600,000	576,770
Consun Pharmaceutical Group, Ltd. (Pharmaceuticals)	147,000	63,352
Contemporary Amperex Technology Co., Ltd., Class A (Electrical Equipment)	32,406	995,409
Country Garden Services Holdings Co., Ltd. (Commercial Services & Supplies)	194,000	1,247,850
Daqo New Energy Corp., ADR (Semiconductors & Semiconductor Equipment) (a)	4,000	540,960
East Money Information Co., Ltd., Class A (Capital Markets)	230,238	811,002
ENN Energy Holdings, Ltd. (Gas Utilities)	94,000	1,023,684
Far East Horizon, Ltd. (Diversified Financial Services)	1,020,000	826,524
FinVolution Group (Consumer Finance) (c)	13,900	25,576
Geely Automobile Holdings, Ltd. (Automobiles)	419,962	834,500
Great Wall Motor Co., Ltd., Class H (Automobiles)	358,500	454,714
Hangzhou Tigermed Consulting Co., Ltd., Class A (Life Sciences Tools & Services)	48,919	739,467
Hengli Petrochemical Co., Ltd., Class A (Chemicals)	389,936	1,062,639
Hundsun Technologies, Inc., Class A (Software)	64,904	939,548
Industrial & Commercial Bank of China, Ltd., Class H (Banks)	1,619,000	839,786
JD.com, Inc, Class A (Internet & Direct Marketing Retail) (a)	21,000	796,098
JD.com, Inc., ADR (Internet & Direct Marketing Retail) (a)	72,752	5,646,283
JOYY, Inc. (Interactive Media & Services)	7,800	629,226
Kweichow Moutai Co., Ltd., Class A (Beverages)	2,720	666,361
KWG Group Holdings, Ltd. (Real Estate Management & Development)	134,500	229,429
Legend Holdings Corp., Class H (Technology Hardware, Storage & Peripherals) (b)(c)	449,800	546,721
Lenovo Group, Ltd. (Technology Hardware, Storage & Peripherals)	1,748,000	1,152,545
Li Ning Co., Ltd. (Textiles, Apparel & Luxury Goods)	210,000	975,478
Longfor Group Holdings, Ltd. (Real Estate Management & Development) (b)	260,000	1,459,345
Luxshare Precision Industry Co., Ltd., Class A (Electronic Equipment, Instruments & Components)	160,711	1,348,108
Luye Pharma Group, Ltd. (Pharmaceuticals) (b)(c)	13,500	7,839
Meituan Dianping, Class B (Internet & Direct Marketing Retail) (a)	221,450	6,909,195
MMG, Ltd. (Metals & Mining) (a)(c)	3,000,000	747,092
NetEase, Inc. (Entertainment)	5,000	88,967
NetEase, Inc., ADR (Entertainment)	6,200	2,818,954
New Oriental Education & Technology Group, Inc., Sponsored ADR (Diversified Consumer Services) (a)	6,700	1,001,650
NIO, Inc., ADR (Automobiles) (a)	17,200	364,984
Offcn Education Technology Co., Ltd., Class A (Diversified Consumer Services)	190,000	910,302
PICC Property & Casualty Co., Ltd., Class H (Insurance)	248,000	172,479
Pinduoduo, Inc., ADR (Internet & Direct Marketing Retail) (a)	26,437	1,960,304
Ping An Insurance Group Co. of China, Ltd., Class H (Insurance)	401,500	4,118,587
Powerlong Real Estate Holdings, Ltd. (Real Estate)	549,000	411,570
Sany Heavy Industry Co., Ltd., Class A (Machinery)	380,906	1,392,058
Seazen Group, Ltd. (Real Estate Management & Development)	1,138,000	966,192
Shandong Linglong Tyre Co., Ltd., Class A (Auto Components)	239,900	1,028,555
Shandong Xinhua Pharmaceutical Co., Ltd., Class H (Pharmaceuticals)	56,000	27,313
Shanghai Pharmaceuticals Holding Co., Ltd., Class H (Health Care Providers & Services)	386,200	645,822
Shenzhen Inovance Technology Co., Ltd., Class A (Machinery)	144,000	1,224,209
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A (Health Care Equipment & Supplies)	18,200	929,962
Shimao Group Holdings, Ltd. (Real Estate)	547,000	2,258,566
Silergy Corp. (Semiconductors & Semiconductor Equipment)	27,800	1,636,593
Sinopharm Group Co., Ltd., Class H (Health Care Providers & Services)	352,400	739,353
Sinotruk Hong Kong, Ltd. (Machinery)	399,000	1,022,463
TAL Education Group, ADR (Diversified Consumer Services) (a)	20,800	1,581,632
Tencent Holdings, Ltd. (Interactive Media & Services)	268,300	17,707,686
Tingyi Cayman Islands Holding Corp. (Food Products)	596,000	1,050,491
Vipshop Holdings, Ltd., ADR (Internet & Direct Marketing Retail) (a)	56,300	880,532
Weichai Power Co., Ltd., Class H (Machinery)	250,000	500,642
Weiqiao Textile Co., Ltd., Class H (Textiles, Apparel & Luxury Goods)	48,500	11,077
Wuxi Biologics Cayman, Inc. (Life Sciences Tools & Services) (a)(b)	69,000	1,679,138
Xiaomi Corp., Class B (Technology Hardware, Storage & Peripherals) (a)(b)	520,000	1,372,120
Xinyi Solar Holdings, Ltd. (Semiconductors & Semiconductor Equipment)	920,000	1,457,746
Yantai Jereh Oilfield Services Group Co., Ltd., Class A (Energy Equipment & Services)	194,948	852,429
Yealink Network Technology Corp., Ltd., Class A (Communications Equipment)	36,000	318,791
Yihai International Holding, Ltd. (Food Products)	80,000	1,247,992
Yonyou Network Technology Co., Ltd., Class A (Software)	104,215	584,685
Yuexiu Property Co., Ltd. (Real Estate Management & Development)	2,880,000	561,132
Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	9,300	492,435
Zhejiang Dingli Machinery Co., Ltd., Class A (Machinery)	69,994	1,018,986
Zhongsheng Group Holdings, Ltd. (Specialty Retail)	160,000	998,187
ZTO Express Cayman, Inc., ADR (Air Freight & Logistics)	4,700	140,624
		139,524,536
Colombia 0.1%
Corp. Financiera Colombiana S.A. (Diversified Financial Services) (a)	9,604	66,754
Grupo Argos S.A. (Construction Materials)	8,889	26,943
Grupo Energia Bogota S.A. ESP (Gas Utilities)	64,114	41,045
Interconexion Electrica S.A. E.S.P. (Electric Utilities)	31,413	167,284
		302,026
Germany 0.1%
CIMC Vehicles Group Co., Ltd., Class H (Machinery) (b)	24,500	22,951
Laurus Labs, Ltd. (Pharmaceuticals) (b)	39,410	153,035
		175,986
Greece 0.1%
FF Group (Textiles, Apparel & Luxury Goods) (a)(d)(e)(f)	19,000	53,464
Hellenic Telecommunications Organization S.A. (Diversified Telecommunication Services)	10,232	147,677
		201,141
Hong Kong 1.5%
China Metal Recycling Holdings, Ltd. (Metals & Mining) (a)(d)(e)(f)	75,000	0
CSPC Pharmaceutical Group, Ltd. (Pharmaceuticals)	264,000	510,964
Hong Kong Exchanges & Clearing, Ltd. (Capital Markets)	18,000	840,304
Kingboard Laminates Holdings, Ltd. (Electronic Equipment, Instruments & Components)	383,500	524,526
Nine Dragons Paper Holdings, Ltd. (Paper & Forest Products)	980,000	1,229,102
Techtronic Industries Co., Ltd. (Machinery)	66,000	865,233
Xinyi Glass Holdings, Ltd. (Auto Components)	530,000	1,065,464
		5,035,593
India 8.5%
Ambuja Cements, Ltd. (Construction Materials)	16,206	47,610
Asian Paints, Ltd. (Chemicals)	35,000	940,038
Aurobindo Pharma, Ltd. (Pharmaceuticals)	40,606	437,211
Bajaj Auto, Ltd. (Automobiles)	1,973	76,962
Bajaj Finance, Ltd. (Consumer Finance)	24,000	1,062,076
Bayer CropScience, Ltd. (Chemicals)	749	59,388
Bharti Infratel, Ltd. (Diversified Telecommunication Services)	7,761	18,330
Biocon, Ltd. (Biotechnology) (a)	176,716	1,065,853
Britannia Industries, Ltd. (Food Products)	8,514	437,990
Cipla, Ltd. (Pharmaceuticals)	44,617	468,968
Divi's Laboratories, Ltd. (Life Sciences Tools & Services)	17,852	738,470
Dr. Reddy's Laboratories, Ltd. (Pharmaceuticals)	2,694	189,215
HCL Technologies, Ltd. (IT Services)	42,058	461,737
HDFC Bank, Ltd. (Banks) (a)	98,000	1,431,879
HEG, Ltd. (Electrical Equipment)	29,031	286,454
Hero MotoCorp, Ltd. (Automobiles)	27,351	1,166,402
Hindalco Industries, Ltd. (Metals & Mining)	27,457	64,921
Hindustan Petroleum Corp., Ltd. (Oil, Gas & Consumable Fuels)	14,213	34,579
Hindustan Unilever, Ltd. (Household Products)	6,158	172,354
Housing Development Finance Corp., Ltd. (Thrifts & Mortgage Finance)	23,556	553,301
ICICI Bank, Ltd. (Banks) (a)	243,874	1,168,467
ICICI Lombard General Insurance Co., Ltd. (Insurance) (b)	42,000	734,317
ICICI Securities, Ltd. (Capital Markets) (b)	1,369	8,624
Indiabulls Housing Finance, Ltd. (Thrifts & Mortgage Finance)	113,831	241,146
Info Edge India, Ltd. (Interactive Media & Services)	26,000	1,276,407
Infosys, Ltd. (IT Services)	196,253	2,675,936
Ipca Laboratories, Ltd. (Pharmaceuticals)	10,603	312,428
JSW Steel, Ltd. (Metals & Mining)	300,000	1,119,816
Jubilant Foodworks, Ltd. (Hotels, Restaurants & Leisure)	33,000	1,049,756
LIC Housing Finance, Ltd. (Thrifts & Mortgage Finance)	10,646	39,638
Motherson Sumi Systems, Ltd. (Auto Components)	22,091	34,193
Nestle India, Ltd. (Food Products)	77	16,618
NMDC, Ltd. (Metals & Mining)	141,245	157,173
NTPC, Ltd. (Independent Power & Renewable Electricity Producers)	55,374	63,907
Oil & Natural Gas Corp., Ltd. (Oil, Gas & Consumable Fuels)	59,148	55,396
Oracle Financial Services Software, Ltd. (Software)	7,069	294,229
Piramal Enterprises, Ltd. (Pharmaceuticals)	2,088	35,336
Power Grid Corp. of India, Ltd. (Electric Utilities)	42,697	94,098
REC, Ltd. (Diversified Financial Services)	285,832	382,956
Reliance Industries, Ltd. (Oil, Gas & Consumable Fuels)	236,962	7,033,495
State Bank of India (Banks) (a)	46,021	115,520
Tata Consultancy Services, Ltd. (IT Services)	21,000	706,736
Tata Consumer Products, Ltd. (Food Products)	140,000	946,869
Tech Mahindra, Ltd. (IT Services)	10,897	116,613
Torrent Pharmaceuticals, Ltd. (Pharmaceuticals)	1,193	45,275
UPL, Ltd. (Chemicals)	62,151	422,244
Vedanta, Ltd. (Metals & Mining)	43,339	80,769
Wipro, Ltd. (IT Services)	10,051	42,674
		28,984,374
Indonesia 0.8%
PT Bank Central Asia Tbk (Banks)	640,000	1,165,591
PT Barito Pacific Tbk (Chemicals) (a)	9,663,400	513,043
PT Gudang Garam Tbk (Tobacco) (a)	5,500	14,804
PT Indah Kiat Pulp & Paper Corp. Tbk (Paper & Forest Products)	920,100	554,966
PT Indofood Sukses Makmur Tbk (Food Products)	1,168,800	561,621
		2,810,025
Malaysia 1.0%
AMMB Holdings BHD (Banks)	200,700	144,892
Dialog Group BHD (Energy Equipment & Services)	1,020,000	935,195
Hartalega Holdings BHD (Health Care Equipment & Supplies)	188,600	735,247
Kossan Rubber Industries (Health Care Equipment & Supplies)	38,900	128,060
MISC BHD (Marine)	170,700	308,086
Sime Darby BHD (Industrial Conglomerates)	776,600	465,343
Top Glove Corp. BHD (Health Care Equipment & Supplies)	306,000	611,190
		3,328,013
Mexico 0.6%
Aleatica, S.A.B. de C.V. (Transportation Infrastructure)	41,500	37,293
Alpek S.A.B. de C.V. (Chemicals)	347,700	243,263
Alsea S.A.B. de C.V. (Hotels, Restaurants & Leisure) (a)(c)	480,000	456,957
Bolsa Mexicana De Valores S.A.B de C.V. (Capital Markets)	64,900	146,404
Grupo Bimbo S.A.B. de C.V., Series A (Food Products)	360,600	670,922
Grupo Comercial Chedraui S.A. de C.V. (Food & Staples Retailing)	20,000	21,772
Grupo Mexico S.A.B. de C.V., Series B (Metals & Mining)	89,700	228,312
La Comer S.A.B de C.V. (Food & Staples Retailing)	63,400	100,355
Macquarie Mexico Real Estate Management S.A. de C.V. (Equity Real Estate Investment Trusts) (b)	67,500	82,667
PLA Administradora Industrial, S. de R.L. de C.V. (Equity Real Estate Investment Trusts)	84,500	117,436
		2,105,381
Peru 0.5%
Southern Copper Corp. (Metals & Mining)	39,000	1,765,530

Philippines 0.2%
Globe Telecom, Inc. (Wireless Telecommunication Services)	8,046	345,208
PLDT, Inc. (Wireless Telecommunication Services)	12,570	347,179
Puregold Price Club, Inc. (Food & Staples Retailing)	143,210	144,746
		837,133

Poland 1.3%
Asseco Poland S.A. (Software)	24,946	448,530
CCC S.A. (Textiles, Apparel & Luxury Goods) (a)	7,000	85,476
CD Projekt S.A. (Entertainment) (a)	8,200	887,587
Cyfrowy Polsat S.A. (Media) (a)	32,651	228,238
Dino Polska S.A. (Food & Staples Retailing) (a)(b)	19,200	1,131,515
Enea S.A. (Electric Utilities) (a)	119,478	176,185
PLAY Communications S.A. (Wireless Telecommunication Services) (b)	14,680	146,595
Polskie Gornictwo Naftowe i Gazownictwo S.A. (Oil, Gas & Consumable Fuels)	694,833	907,414
Ten Square Games S.A. (Entertainment)	2,921	432,248
		4,443,788
Republic of Korea 12.0%
BNK Financial Group, Inc. (Banks)	87,817	379,952
Celltrion, Inc. (Biotechnology) (a)	3,011	662,960
CJ CheilJedang Corp. (Food Products)	3,167	1,069,658
Daelim Industrial Co., Ltd. (Construction & Engineering)	10,172	673,205
DB HiTek Co., Ltd. (Semiconductors & Semiconductor Equipment)	13,224	424,027
DB Insurance Co., Ltd. (Insurance)	4,863	187,950
DoubleUGames Co., Ltd. (Hotels, Restaurants & Leisure)	6,954	442,987
GS Engineering & Construction Corp. (Construction & Engineering)	32,726	675,787
Hana Financial Group, Inc. (Banks)	22,498	540,568
Hyundai Marine & Fire Insurance Co., Ltd. (Insurance)	70,000	1,337,751
Hyundai Mobis Co., Ltd. (Auto Components)	6,200	1,219,324
Industrial Bank of Korea (Banks)	20,462	140,146
Kakao Corp. (Interactive Media & Services)	4,700	1,464,857
KB Financial Group, Inc. (Banks)	78,890	2,532,980
Kia Motors Corp. (Automobiles)	58,255	2,336,177
KIWOOM Securities Co., Ltd. (Capital Markets)	10,000	850,791
Kolmar BNH Co., Ltd. (Personal Products)	8,129	424,001
Korea Petrochemical Industry Co., Ltd. (Chemicals)	3,332	474,372
KT Skylife Co., Ltd. (Media)	33,414	266,283
LG Chem, Ltd. (Chemicals)	2,900	1,621,719
LOTTE Himart Co., Ltd. (Specialty Retail)	6,246	161,825
NAVER Corp. (Interactive Media & Services)	8,751	2,218,616
NCSoft Corp. (Entertainment)	640	441,077
NH Investment & Securities Co., Ltd. (Capital Markets)	49,371	385,849
Orion Corp. (Food Products)	5,600	627,277
Samsung Biologics Co., Ltd. (Life Sciences Tools & Services) (a)(b)	1,083	638,965
Samsung C&T Corp. (Industrial Conglomerates)	10,000	897,820
Samsung Electro-Mechanics Co., Ltd. (Electronic Equipment, Instruments & Components)	4,600	546,729
Samsung Electronics Co., Ltd. (Technology Hardware, Storage & Peripherals)	260,533	12,965,387
Samsung Engineering Co., Ltd. (Construction & Engineering) (a)	42,000	378,880
Samsung SDI Co., Ltd. (Electronic Equipment, Instruments & Components)	3,400	1,260,282
Seegene, Inc. (Biotechnology)	1,629	362,712
Shinhan Financial Group Co., Ltd. (Banks)	18,403	434,308
SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	19,182	1,377,758
Tongyang Life Insurance Co., Ltd. (Insurance)	38,341	100,483
Woori Financial Group, Inc. (Banks)	24,399	179,003
		40,702,466
Russia 3.5%
Gazprom PAO, Sponsored ADR (Oil, Gas & Consumable Fuels)	165,209	720,311
MMC Norilsk Nickel PJSC (Metals & Mining)	3,500	847,063
MMC Norilsk Nickel PJSC, ADR (Metals & Mining)	55,354	1,336,799
PhosAgro PJSC, GDR (Chemicals)	14,483	174,375
Polymetal International PLC (Metals & Mining)	65,092	1,419,035
Polyus PJSC (Metals & Mining) (a)	7,000	1,469,951
QIWI PLC, Sponsored ADR (IT Services)	31,000	537,850
Sberbank of Russia PJSC, Sponsored ADR (Banks) (a)	159,577	1,862,264
Surgutneftegas PJSC, Sponsored ADR (Oil, Gas & Consumable Fuels)	61,641	273,994
Tatneft PJSC (Oil, Gas & Consumable Fuels)	80,000	477,292
TCS Group Holding PLC (Banks)	50,000	1,322,500
Yandex N.V., Class A (Interactive Media & Services) (a)	23,000	1,500,750
		11,942,184
Singapore 0.1%
China Yuchai International, Ltd. (Machinery)	7,300	131,400
IGG, Inc. (Entertainment)	117,000	133,304
		264,704

South Africa 3.6%
Absa Group, Ltd. (Banks)	82,132	437,972
AngloGold Ashanti, Ltd. (Metals & Mining)	59,703	1,543,724
DataTec, Ltd. (Electronic Equipment, Instruments & Components) (a)	103,958	136,976
DRDGOLD, Ltd. (Metals & Mining) (c)	252,931	297,024
Gold Fields, Ltd. (Metals & Mining)	43,945	533,322
Harmony Gold Mining Co., Ltd. (Metals & Mining) (a)	66,774	355,357
Impala Platinum Holdings, Ltd. (Metals & Mining)	109,067	947,222
Kumba Iron Ore, Ltd. (Metals & Mining)	29,000	858,123
Motus Holdings, Ltd. (Specialty Retail)	12,633	32,657
MTN Group, Ltd. (Wireless Telecommunication Services) (c)	219,825	736,775
Naspers, Ltd. (Internet & Direct Marketing Retail)	30,354	5,364,050
Oceana Group, Ltd. (Food Products)	5,542	20,514
Royal Bafokeng Platinum, Ltd. (Metals & Mining) (a)	28,181	116,981
Shoprite Holdings, Ltd. (Food & Staples Retailing) (c)	43,950	358,553
Sibanye Stillwater, Ltd. (Metals & Mining) (c)	146,816	406,001
Telkom S.A. SOC, Ltd. (Diversified Telecommunication Services)	30,415	47,629
		12,192,880
Spain 0.0% ‡
Banco Santander S.A. (Banks) (a)	15,419	28,598

Taiwan 11.5%
Accton Technology Corp. (Communications Equipment)	106,000	814,343
Airtac International Group (Machinery)	99,000	2,225,295
Alchip Technologies, Ltd. (Semiconductors & Semiconductor Equipment)	27,000	454,475
Asia Cement Corp. (Construction Materials)	250,000	358,228
Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	127,000	1,111,612
Cathay Financial Holding Co., Ltd. (Insurance)	710,000	946,274
Chailease Holding Co., Ltd. (Diversified Financial Services)	390,000	1,764,036
CTBC Financial Holding Co., Ltd. (Banks)	1,042,000	661,998
Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	188,000	1,226,849
E.Sun Financial Holding Co., Ltd. (Banks)	1,760,000	1,555,694
Fubon Financial Holding Co., Ltd. (Insurance)	350,000	506,353
Globalwafers Co., Ltd. (Semiconductors & Semiconductor Equipment)	35,000	464,056
Hon Hai Precision Industry Co., Ltd. (Electronic Equipment, Instruments & Components)	306,892	820,159
International Games System Co., Ltd. (Entertainment)	16,000	425,937
MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	92,000	1,928,182
Pegatron Corp. (Technology Hardware, Storage & Peripherals)	487,000	1,072,806
Quanta Computer, Inc. (Technology Hardware, Storage & Peripherals)	340,000	887,508
Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	80,000	1,017,885
Ruentex Industries, Ltd. (Textiles, Apparel & Luxury Goods)	83,000	185,419
Synnex Technology International Corp. (Electronic Equipment, Instruments & Components)	502,000	715,855
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)	1,203,000	17,985,602
United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	1,398,000	1,378,113
Wiwynn Corp. (Technology Hardware, Storage & Peripherals)	22,000	496,029
		39,002,708
Thailand 1.1%
Bangkok Bank PCL, NVDR (Banks)	36,600	110,883
Charoen Pokphand Foods PCL, NVDR (Food Products)	979,000	865,073
Com7 PCL, NVDR (Specialty Retail)	312,000	388,923
PTT Exploration & Production PCL, NVDR (Oil, Gas & Consumable Fuels)	342,100	852,888
PTT PCL, NVDR (Oil, Gas & Consumable Fuels)	205,900	207,931
Siam Cement PCL, NVDR (Construction Materials)	51,300	521,297
Srisawad Corp. PCL, NVDR (Consumer Finance)	440,000	676,923
		3,623,918
Turkey 0.4%
Anadolu Efes Biracilik Ve Malt Sanayii A/S (Beverages)	125,931	337,218
Enerjisa Enerji A/S (Electric Utilities) (b)	391,110	451,743
Haci Omer Sabanci Holding A/S (Diversified Financial Services)	453,789	488,884
		1,277,845
United States 0.3%
EPAM Systems, Inc. (IT Services) (a)	2,600	840,528
Trip.com Group, Ltd., ADR (Internet & Direct Marketing Retail) (a)	11,200	348,768
		1,189,296
Total Common Stocks (Cost $264,607,222)		318,306,920

Exchange-Traded Funds 2.1%
United States 2.1%
iShares MSCI Emerging Markets ETF (Capital Markets)	11,356	500,686
iShares MSCI Saudi Arabia ETF (Capital Markets)	59,696	1,772,971
Xtrackers Harvest CSI 300 China A-Shares ETF (Capital Markets) (c)	114,926	3,962,648
iShares Core MSCI Emerging Markets ETF (Capital Markets)	17,592	928,858
Total Exchange-Traded Funds (Cost $6,558,411)		7,165,163

Preferred Stocks 2.2%
Brazil 0.7%
Centrais Eletricas Brasileiras S.A. 5.683% Class B (Electric Utilities)	125,200	695,345
Itau Unibanco Holding S.A. 0.00% (Banks) (a)	111,500	446,723
Petroleo Brasileiro S.A. 3.09% (Oil, Gas & Consumable Fuels)	350,500	1,223,901
		2,365,969
Republic of Korea 1.5%
Hyundai Motor Co. 1.30% (Automobiles)	8,631	650,923
Hyundai Motor Co. 1.43% (Automobiles)	9,784	706,088
LG Chem, Ltd. 0.608% (Chemicals)	2,853	781,861
LG Household & Health Care, Ltd. 1.18% (Personal Products)	110	66,592
Samsung Electronics Co., Ltd. 2.19% (Technology Hardware, Storage & Peripherals)	68,679	2,965,617
		5,171,081
Taiwan 0.0% ‡
Chailease Holding Co., Ltd. 0.00% (Diversified Financial Services) (a)	36,486	125,853
Total Preferred Stocks (Cost $8,353,056)		7,662,903

	Number of Warrants
Warrants 0.0%‡
Thailand 0.0% ‡
Srisawad Corp. PCL, NVDR Expires 8/29/25 (a)	13,600	5,022

Total Warrants (Cost $0)		5,022

	Shares
Short-Term Investments 2.3%
Affiliated Investment Company 1.5%
MainStay U.S. Government Liquidity Fund, 0.02% (g)	5,186,565	5,186,565

Unaffiliated Investment Company 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09% (g)(h)	2,723,089	2,723,089
Total Short-Term Investments (Cost $7,909,654)		7,909,654
Total Investments (Cost $287,428,343)	100.2%	341,049,662
Other Assets, Less Liabilities	(0.2)	(845,198)
Net Assets	100.0%	$340,204,464

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	All or a portion of this security was held on loan. As of September 30, 2020, the aggregate market value of securities on loan was $6,973,273; the total market value of collateral held by the Portfolio was $7,870,314. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $5,147,225.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of September 30, 2020, the total market value of the fair valued securities was $53,464, which represented less than one-tenth of a percent of the Portfolio's net assets.
(f)	Illiquid security - As of September 30, 2020, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $53,464, which represented less than one-tenth of a percent of the Portfolio's net assets.
(g)	Current yield as of September 30, 2020.
(h)	Represents a security purchased with cash collateral received for securities on loan.

The following abbreviations are used in the preceding pages:

ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
GDR	—Global Depositary Receipt
NVDR	—Non-Voting Depositary Receipt
PCL	—Provision for Credit Losses

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks (b)	$318,253,456	$—	$53,464	$318,306,920
Exchange-Traded Funds	7,165,163	—	—	7,165,163
Preferred Stocks	7,662,903	—	—	7,662,903
Warrants	5,022	—	—	5,022
Short-Term Investments
Affiliated Investment Company	5,186,565	—	—	5,186,565
Unaffiliated Investment Company	2,723,089	—	—	2,723,089
Total Short-Term Investments	7,909,654	—	—	7,909,654
Total Investments in Securities	$340,996,198	$—	$53,464	$341,049,662

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $0, $51,232 and $0 is held in China, Greece and Hong Kong, respectively, within the Common Stocks section of the Portfolio of Investments.

MainStay VP Epoch U.S. Equity Yield Portfolio

Portfolio of Investments September 30, 2020 (Unaudited)

	Shares	Value
Common Stocks 97.6% †
Aerospace & Defense 2.7%
General Dynamics Corp.	36,668	$5,075,951
Lockheed Martin Corp.	29,478	11,298,328
Raytheon Technologies Corp.	124,745	7,177,827
		23,552,106
Air Freight & Logistics 1.0%
United Parcel Service, Inc., Class B	52,127	8,685,922

Banks 4.6%
Bank of America Corp.	208,508	5,022,958
JPMorgan Chase & Co.	102,816	9,898,097
M&T Bank Corp.	55,003	5,065,226
PNC Financial Services Group, Inc.	44,577	4,899,458
Truist Financial Corp.	239,785	9,123,819
U.S. Bancorp	158,179	5,670,717
		39,680,275
Beverages 3.2%
Coca-Cola Co.	185,141	9,140,411
Coca-Cola European Partners PLC	182,984	7,101,609
PepsiCo., Inc.	81,965	11,360,349
		27,602,369
Biotechnology 3.4%
AbbVie, Inc.	155,662	13,634,435
Amgen, Inc.	63,990	16,263,698
		29,898,133
Capital Markets 3.3%
BlackRock, Inc.	19,412	10,939,632
CME Group, Inc.	47,094	7,879,297
Lazard, Ltd., Class A	156,741	5,180,290
T. Rowe Price Group, Inc.	34,871	4,471,160
		28,470,379
Chemicals 3.4%
Dow, Inc.	198,802	9,353,634
LyondellBasell Industries N.V., Class A	80,887	5,701,725
Nutrien, Ltd.	240,144	9,420,849
PPG Industries, Inc.	42,061	5,134,807
		29,611,015
Commercial Services & Supplies 2.1%
Republic Services, Inc.	97,423	9,094,437
Waste Management, Inc.	78,011	8,828,505
		17,922,942
Communications Equipment 1.3%
Cisco Systems, Inc.	277,173	10,917,845

Containers & Packaging 1.0%
Amcor PLC	806,354	8,910,212

Diversified Telecommunication Services 3.7%
AT&T, Inc.	455,124	12,975,585
Verizon Communications, Inc.	315,639	18,777,364
		31,752,949
Electric Utilities 6.6%
Alliant Energy Corp.	110,725	5,718,946
American Electric Power Co., Inc.	102,816	8,403,152
Duke Energy Corp.	100,659	8,914,361
Entergy Corp.	130,857	12,893,340
Evergy, Inc.	143,080	7,271,326
Eversource Energy	88,796	7,418,906
FirstEnergy Corp.	230,078	6,605,539
		57,225,570
Electrical Equipment 2.8%
Eaton Corp. PLC	126,543	12,911,182
Emerson Electric Co.	167,166	10,961,075
		23,872,257
Equity Real Estate Investment Trusts 2.9%
American Tower Corp.	33,792	8,168,540
Iron Mountain, Inc.	370,642	9,929,499
Welltower, Inc.	120,791	6,654,377
		24,752,416
Food & Staples Retailing 1.6%
Walmart, Inc.	99,221	13,882,010

Food Products 0.6%
McCormick & Co., Inc.	28,759	5,582,122

Health Care Equipment & Supplies 1.7%
Medtronic PLC	142,361	14,794,155

Health Care Providers & Services 2.3%
CVS Health Corp.	125,464	7,327,097
UnitedHealth Group, Inc.	40,623	12,665,033
		19,992,130
Hotels, Restaurants & Leisure 2.4%
Las Vegas Sands Corp.	108,927	5,082,534
McDonald's Corp.	47,813	10,494,475
Vail Resorts, Inc.	25,883	5,538,186
		21,115,195
Household Durables 0.6%
Leggett & Platt, Inc.	122,948	5,061,769

Household Products 4.3%
Colgate-Palmolive Co.	61,474	4,742,719
Kimberly-Clark Corp.	102,097	15,075,643
Procter & Gamble Co.	122,588	17,038,506
		36,856,868
Industrial Conglomerates 1.3%
Honeywell International, Inc.	66,866	11,006,812

Insurance 5.2%
Allianz S.E., Sponsored ADR	390,774	7,483,322
Arthur J. Gallagher & Co.	112,522	11,880,073
Marsh & McLennan Cos., Inc.	57,519	6,597,430
MetLife, Inc.	330,378	12,280,150
Travelers Cos., Inc.	61,474	6,650,872
		44,891,847
IT Services 1.8%
Automatic Data Processing, Inc.	32,714	4,563,276
International Business Machines Corp.	44,218	5,380,004
Paychex, Inc.	72,259	5,764,100
		15,707,380
Leisure Products 0.6%
Hasbro, Inc.	65,788	5,441,983

Media 1.4%
Comcast Corp., Class A	253,805	11,741,019

Multi-Utilities 4.7%
Ameren Corp.	135,171	10,689,323
CMS Energy Corp.	74,056	4,547,779
Dominion Energy, Inc.	114,679	9,051,613
NiSource, Inc.	232,235	5,109,170
WEC Energy Group, Inc.	118,274	11,460,751
		40,858,636
Multiline Retail 1.6%
Target Corp.	90,953	14,317,821

Oil, Gas & Consumable Fuels 3.4%
Chevron Corp.	107,489	7,739,208
Enterprise Products Partners, L.P.	392,212	6,193,027
Exxon Mobil Corp.	178,670	6,133,741
Magellan Midstream Partners, L.P.	136,609	4,672,028
Phillips 66	99,940	5,180,890
		29,918,894
Pharmaceuticals 6.4%
Eli Lilly and Co.	50,689	7,502,986
Johnson & Johnson	120,072	17,876,319
Merck & Co., Inc.	206,351	17,116,815
Pfizer, Inc.	347,275	12,744,993
		55,241,113
Semiconductors & Semiconductor Equipment 6.5%
Analog Devices, Inc.	103,950	12,135,123
Broadcom, Inc.	18,334	6,679,443
Intel Corp.	172,199	8,916,464
KLA Corp.	73,697	14,278,057
Maxim Integrated Products, Inc.	22,288	1,506,892
Texas Instruments, Inc.	90,234	12,884,513
		56,400,492
Software 2.3%
Microsoft Corp.	93,829	19,735,054

Specialty Retail 1.1%
Home Depot, Inc.	34,152	9,484,352

Technology Hardware, Storage & Peripherals 1.0%
Apple, Inc.	77,651	8,992,762

Textiles, Apparel & Luxury Goods 0.6%
Hanesbrands, Inc.	343,680	5,412,960

Tobacco 3.3%
Altria Group, Inc.	279,689	10,807,183
British American Tobacco PLC, Sponsored ADR (a)	223,607	8,083,393
Philip Morris International, Inc.	128,340	9,624,217
		28,514,793
Trading Companies & Distributors 0.9%
Watsco, Inc.	34,871	8,121,107
Total Common Stocks (Cost $788,713,318)		845,925,664

Short-Term Investments 2.3%
Affiliated Investment Company 2.2%
MainStay U.S. Government Liquidity Fund, 0.02% (b)	19,275,887	19,275,887

Unaffiliated Investment Company 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09% (b)(c)	576,700	576,700
Total Short-Term Investments (Cost $19,852,587)		19,852,587
Total Investments (Cost $808,565,905)	99.9%	865,778,251
Other Assets, Less Liabilities	0.1	798,073
Net Assets	100.0%	$866,576,324

†	Percentages indicated are based on Portfolio net assets.
(a)	All or a portion of this security was held on loan. As of September 30, 2020, the aggregate market value of securities on loan was $3,250,015; the total market value of collateral held by the Portfolio was $3,309,511. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $2,732,811.
(b)	Current yield as of September 30, 2020.
(c)	Represents a security purchased with cash collateral received for securities on loan.

The following abbreviation is used in the preceding pages:

ADR         —American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$845,925,664	$—	$—	$845,925,664
Short-Term Investments
Affiliated Investment Company	19,275,887	—	—	19,275,887
Unaffiliated Investment Company	576,700	—	—	576,700
Total Short-Term Investments	19,852,587	—	—	19,852,587
Total Investments in Securities	$865,778,251	$—	$—	$865,778,251

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Fidelity Institutional AM® Utilities Portfolio

Portfolio of Investments September 30, 2020 (Unaudited)

	Shares	Value
Common Stocks 99.8% †
Electric Utilities 59.8%
American Electric Power Co., Inc.	603,848	$49,352,497
Duke Energy Corp.	337,245	29,866,417
Edison International	1,254,587	63,783,203
Entergy Corp.	505,498	49,806,718
Evergy, Inc.	842,821	42,832,163
Exelon Corp.	1,877,286	67,131,747
FirstEnergy Corp.	1,659,218	47,636,149
NextEra Energy, Inc.	465,233	129,130,071
NRG Energy, Inc.	583,795	17,945,858
PG&E Corp. (a)	552,276	5,185,872
PG&E Corp. (a)(b)	2,683,689	23,939,848
Pinnacle West Capital Corp.	123,200	9,184,560
PNM Resources, Inc.	152,995	6,323,283
Portland General Electric Co.	60,359	2,142,745
PPL Corp.	435,127	11,839,806
Southern Co.	871,382	47,246,332
		603,347,269
Gas Utilities 0.7%
Atmos Energy Corp.	79,000	7,551,610

Independent Power & Renewable Electricity Producers 11.4%
AES Corp.	2,576,979	46,669,090
Clearway Energy, Inc., Class C	1,161,459	31,312,935
NextEra Energy Partners, L.P.	311,517	18,678,559
Sunnova Energy International, Inc. (a)	4,013	122,035
Vistra Corp.	963,530	18,172,176
		114,954,795
Multi-Utilities 27.5%
Ameren Corp.	108,329	8,566,657
CenterPoint Energy, Inc.	2,397,659	46,394,702
Dominion Energy, Inc.	1,340,115	105,775,277
DTE Energy Co.	145,239	16,708,295
NiSource, Inc.	475,984	10,471,648
Public Service Enterprise Group, Inc.	852,531	46,812,477
Sempra Energy	358,943	42,484,493
		277,213,549
Water Utilities 0.4%
Essential Utilities, Inc.	100,900	4,061,225
Total Common Stocks (Cost $978,415,522)		1,007,128,448

Short-Term Investment 0.5%
Affiliated Investment Company 0.5%
MainStay U.S. Government Liquidity Fund, 0.02% (c)	4,808,985	4,808,985
Total Short-Term Investment (Cost $4,808,985)		4,808,985
Total Investments (Cost $983,224,507)	100.3%	1,011,937,433
Other Assets, Less Liabilities	(0.3)	(3,292,406)
Net Assets	100.0%	$1,008,645,027

†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(c)	Current yield as of September 30, 2020.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks (b)	$983,188,600	$—	$23,939,848	$1,007,128,448
Short-Term Investment
Affiliated Investment Company	4,808,985	—	—	4,808,985
Total Investments in Securities	$987,997,585	$—	$23,939,848	$1,011,937,433

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $23,939,848 is held in Electric Utilities within the Common Stocks section of the Portfolio of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2019	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2020	Change in Unrealized Appreciation (Depreciation) from Investments Held at September 30, 2020
Common Stocks	$—	$—	$—	$(1,555,198)	$25,495,046	$—	$—	$—	$23,939,848	$(1,555,198)

Total	$—	$—	$—	$(1,555,198)	$25,495,046	$—	$—	$—	$23,939,848	$(1,555,198)

MainStay VP Floating Rate Portfolio

Portfolio of Investments September 30, 2020 (Unaudited)

	Principal
	Amount	Value
Long-Term Bonds 94.6% †
Corporate Bonds 4.1%
Aerospace & Defense 0.2%
Howmet Aerospace, Inc. 6.875%, due 5/1/25	$200,000	$221,000
Spirit AeroSystems, Inc. 7.50%, due 4/15/25 (a)	900,000	912,366
		1,133,366
Auto Manufacturers 0.2%
Ford Motor Co.
8.50%, due 4/21/23	300,000	327,000
9.00%, due 4/22/25	600,000	687,906
		1,014,906
Building Materials 0.0% ‡
U.S. Concrete, Inc. 5.125%, due 3/1/29 (a)	200,000	200,500

Chemicals 0.1%
Atotech Alpha 3 B.V. / Alpha U.S. Bidco, Inc. 6.25%, due 2/1/25 (a)	400,000	405,500
Nouryon Holding B.V. 8.00%, due 10/1/26 (a)	500,000	529,240
		934,740
Commercial Services 0.6%
Herc Holdings, Inc. 5.50%, due 7/15/27 (a)	850,000	879,453
Jaguar Holding Co. II / PPD Development, L.P. 4.625%, due 6/15/25 (a)	1,200,000	1,236,000
Prime Security Services Borrower LLC / Prime Finance, Inc. 6.25%, due 1/15/28 (a)	1,000,000	1,012,500
Refinitiv U.S. Holdings, Inc. 8.25%, due 11/15/26 (a)	500,000	547,500
		3,675,453
Distribution & Wholesale 0.1%
IAA, Inc. 5.50%, due 6/15/27 (a)	500,000	520,625
KAR Auction Services, Inc. 5.125%, due 6/1/25 (a)	350,000	349,993
		870,618
Electric 0.7%
Clearway Energy Operating LLC 5.75%, due 10/15/25	1,630,000	1,711,500
NRG Energy, Inc. 7.25%, due 5/15/26	1,300,000	1,383,551
Vistra Operations Co. LLC 5.00%, due 7/31/27 (a)	1,500,000	1,572,000
		4,667,051
Entertainment 0.1%
Scientific Games International, Inc. 7.00%, due 5/15/28 (a)	900,000	902,203

Environmental Controls 0.4%
Advanced Disposal Services, Inc. 5.625%, due 11/15/24 (a)	800,000	825,000
GFL Environmental, Inc. (a)
3.75%, due 8/1/25	1,000,000	1,005,525
4.25%, due 6/1/25	500,000	505,000
8.50%, due 5/1/27	228,000	247,380
		2,582,905
Food 0.1%
Post Holdings, Inc. 5.50%, due 12/15/29 (a)	240,000	256,800
U.S. Foods, Inc. 6.25%, due 4/15/25 (a)	500,000	529,375
		786,175
Health Care - Services 0.0% ‡
Acadia Healthcare Co., Inc. 5.00%, due 4/15/29 (a)	120,000	121,650

Household Products & Wares 0.0% ‡
Prestige Brands, Inc. 6.375%, due 3/1/24 (a)	300,000	307,500

Iron & Steel 0.1%
Carpenter Technology Corp. 6.375%, due 7/15/28	310,000	324,453

Lodging 0.2%
Boyd Gaming Corp.
4.75%, due 12/1/27	400,000	392,500
8.625%, due 6/1/25 (a)	1,000,000	1,096,280
		1,488,780
Media 0.2%
Radiate Holdco LLC / Radiate Finance, Inc. 4.50%, due 9/15/26 (a)	370,000	369,922
Univision Communications, Inc. 6.625%, due 6/1/27 (a)	600,000	585,750
		955,672
Mining 0.1%
Kaiser Aluminum Corp. 6.50%, due 5/1/25 (a)	650,000	670,014

Miscellaneous - Manufacturing 0.1%
Koppers, Inc. 6.00%, due 2/15/25 (a)	500,000	506,875

Oil & Gas 0.0% ‡
EP Energy LLC / Everest Acquisition Finance, Inc. 8.00%, due 2/15/25 (a)(b)(c)	200,000	20

Oil & Gas Services 0.1%
USA Compression Partners, L.P. / USA Compression Finance Corp. 6.875%, due 4/1/26	360,000	356,850

Packaging & Containers 0.2%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 5.25%, due 4/30/25 (a)	1,000,000	1,045,000
Plastipak Holdings, Inc. 6.25%, due 10/15/25 (a)	220,000	220,000
		1,265,000
Pharmaceuticals 0.1%
Bausch Health Cos., Inc. 5.50%, due 11/1/25 (a)	300,000	307,875

Real Estate 0.0% ‡
Realogy Group LLC / Realogy Co-Issuer Corp. 7.625%, due 6/15/25 (a)	240,000	251,400

Real Estate Investment Trusts 0.1%
Iron Mountain, Inc. 5.00%, due 7/15/28 (a)	350,000	358,743
RHP Hotel Properties, L.P. / RHP Finance Corp. 4.75%, due 10/15/27	300,000	276,576
		635,319
Retail 0.1%
IRB Holding Corp. 7.00%, due 6/15/25 (a)	580,000	618,425

Software 0.2%
Logan Merger Sub, Inc 5.50%, due 9/1/27 (a)	1,100,000	1,112,705

Telecommunications 0.1%
Telesat Canada / Telesat LLC 4.875%, due 6/1/27 (a)	600,000	602,430

Floating Rate Loans 79.9% (d)
Aerospace & Defense 1.1%
Dynasty Acquisition Co., Inc.
2020 Term Loan B1 3.72% (3 Month LIBOR + 3.50%), due 4/6/26	1,540,497	1,355,088
2020 CAD Term Loan B2 3.72% (3 Month LIBOR + 3.50%), due 4/6/26	828,224	728,542
Science Applications International Corp. 2018 Term Loan B 2.022% (1 Month LIBOR + 1.875%), due 10/31/25	884,250	861,260
TransDigm, Inc.
2020 Term Loan E 2.397% (1 Month LIBOR + 2.25%), due 5/30/25	975,131	921,092
2020 Term Loan F 2.397% (1 Month LIBOR + 2.25%), due 12/9/25	3,117,381	2,947,094
		6,813,076
Automobile 2.2%
American Axle and Manufacturing, Inc. Term Loan B 3.00% (1 Month LIBOR + 2.25%), due 4/6/24	1,824,728	1,745,874
Autokiniton U.S. Holdings, Inc. 2018 Term Loan B 6.522% (1 Month LIBOR + 6.375%), due 5/22/25 (e)(f)	1,766,887	1,687,377
Belron Finance U.S. LLC
USD Term Loan B 2.742% (3 Month LIBOR + 2.50%), due 11/7/24	972,500	959,534
2018 Term Loan B 2.754% (3 Month LIBOR + 2.50%), due 11/13/25	982,500	967,763
2019 USD Term Loan B 2.768% (3 Month LIBOR + 2.50%), due 10/30/26	1,240,625	1,225,117
Chassix, Inc. 2017 1st Lien Term Loan 6.50% (3 Month LIBOR + 5.50%), due 11/15/23	1,458,750	1,298,288
Clarios Global L.P. Term Loan B 3.647% (1 Month LIBOR + 3.50%), due 4/30/26	983,177	957,368
IAA, Inc. Term Loan B 2.438% (1 Month LIBOR + 2.25%), due 6/28/26	1,418,750	1,395,695
KAR Auction Services, Inc. 2019 Term Loan B6 2.438% (1 Month LIBOR + 2.25%), due 9/19/26	740,019	713,193
Mavis Tire Express Services Corp. 2018 1st Lien Term Loan 3.47% (3 Month LIBOR + 3.25%), due 3/20/25	1,571,304	1,486,191
Wand NewCo 3, Inc. 2020 Term Loan 3.147% (1 Month LIBOR + 3.00%, 3 Month LIBOR + 3.00%), due 2/5/26	2,172,583	2,093,826
		14,530,226
Banking 1.7%
Apollo Commercial Real Estate Finance, Inc. Term Loan B 2.901% (1 Month LIBOR + 2.75%), due 5/15/26	1,481,250	1,407,187
Broadstreet Partners, Inc. 2020 Term Loan B 3.397% (1 Month LIBOR + 3.25%), due 1/27/27	2,547,552	2,478,024
Brookfield Property REIT, Inc. 1st Lien Term Loan B 2.647% (1 Month LIBOR + 2.50%), due 8/27/25	2,422,671	1,953,615
Edelman Financial Center LLC 2018 1st Lien Term Loan 3.145% (1 Month LIBOR + 3.00%), due 7/21/25	1,670,250	1,607,616
Greenhill & Co., Inc. Term Loan B 3.401% (1 Month LIBOR + 3.25%), due 4/12/24 (e)(f)	710,539	696,328
Jane Street Group LLC 2020 Term Loan 3.147% (1 Month LIBOR + 3.00%), due 1/31/25	1,856,909	1,839,501
Russell Investments U.S. Inst'l Holdco, Inc. Term Loan B 3.75% (6 Month LIBOR + 2.75%), due 6/1/23	867,733	860,683
		10,842,954
Beverage, Food & Tobacco 1.8%
8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan 3.651% (1 Month LIBOR + 3.50%), due 10/1/25	1,572,000	1,557,589
Advantage Sales & Marketing, Inc.
Term Loan B2 4.25% (1 Month LIBOR + 3.25%), due 7/23/21	967,500	948,755
2014 2nd Lien Term Loan 7.50% (1 Month LIBOR + 6.50%), due 7/25/22 (f)	625,000	598,958
American Seafoods Group LLC 2017 1st Lien Term Loan 3.75% (1 Month LIBOR + 2.75%, 3 Month LIBOR + 2.70%), due 8/21/23	645,512	635,830
Arctic Glacier U.S.A., Inc. 2018 Term Loan B 4.50% (3 Month LIBOR + 3.50%), due 3/20/24 (f)	619,218	526,335
ASP MSG Acquisition Co., Inc. 2017 Term Loan B 5.00% (1 Month LIBOR + 4.00%), due 8/16/23 (f)	753,111	727,380
CHG PPC Parent LLC 2018 Term Loan B 2.897% (1 Month LIBOR + 2.75%), due 3/31/25	1,710,625	1,642,200
H Food Holdings LLC 2018 Term Loan B 3.834% (1 Month LIBOR + 3.687%), due 5/23/25	1,269,525	1,230,844
U.S. Foods, Inc. 2019 Term Loan B 2.75% (1 Month LIBOR + 2.00%), due 9/13/26	1,980,000	1,888,425
United Natural Foods, Inc. Term Loan B 4.397% (1 Month LIBOR + 4.25%), due 10/22/25	2,278,510	2,217,072
		11,973,388
Broadcasting & Entertainment 4.0%
Charter Communications Operating LLC 2019 Term Loan B1 1.90% (1 Month LIBOR + 1.75%), due 4/30/25	4,862,500	4,772,004
Clear Channel Outdoor Holdings, Inc. Term Loan B 3.761% (3 Month LIBOR + 3.50%), due 8/21/26	1,732,500	1,575,338
Diamond Sports Group LLC Term Loan 3.40% (1 Month LIBOR + 3.25%), due 8/24/26	2,965,025	2,283,069
Gray Television, Inc. 2018 Term Loan C 2.655% (1 Month LIBOR + 2.50%), due 1/2/26	2,506,446	2,457,711
Nexstar Broadcasting, Inc. 2019 Term Loan B4 2.905% (1 Month LIBOR + 2.75%), due 9/18/26	3,242,110	3,169,162
Nielsen Finance LLC Term Loan B4 2.154% (1 Month LIBOR + 2.00%), due 10/4/23	1,201,731	1,176,194
Radiate Holdco LLC 2020 Term Loan 4.25% (1 Month LIBOR + 3.50%), due 9/11/26	3,138,552	3,079,215
Terrier Media Buyer, Inc.
2020 Term Loan B 4.397% (1 Month LIBOR + 4.25%), due 12/17/26 (f)	1,496,250	1,447,622
Term Loan B 4.397% (1 Month LIBOR + 4.25%), due 12/17/26	827,083	804,959
Univision Communications, Inc. Term Loan C5 3.75% (1 Month LIBOR + 2.75%), due 3/15/24	3,624,095	3,479,131
WideOpenWest Finance LLC 2017 Term Loan B 4.25% (1 Month LIBOR + 3.25%), due 8/18/23	1,925,450	1,892,557
		26,136,962
Buildings & Real Estate 3.1%
American Bath Group LLC 2018 Term Loan B 5.00% (1 Month LIBOR + 4.00%), due 9/30/23 (f)	977,369	974,925
Core & Main L.P. 2017 Term Loan B 3.75% (3 Month LIBOR + 2.75%, 6 Month LIBOR + 2.75%), due 8/1/24	2,557,611	2,496,868
Cornerstone Building Brands, Inc. 2018 Term Loan 3.901% (1 Month LIBOR + 3.75%), due 4/12/25	2,542,970	2,496,879
Cushman & Wakefield U.S. Borrower LLC 2020 Term Loan B 2.897% (1 Month LIBOR + 2.75%), due 8/21/25	2,947,688	2,833,465
Hamilton Holdco LLC 2018 Term Loan B 2.23% (3 Month LIBOR + 2.00%), due 1/2/27	366,563	354,649
Jeld-Wen, Inc. 2017 1st Lien Term Loan 2.147% (1 Month LIBOR + 2.00%), due 12/14/24	759,766	736,972
Realogy Group LLC 2018 Term Loan B 3.00% (1 Month LIBOR + 2.25%), due 2/8/25	1,825,268	1,743,892
SIWF Holdings, Inc.
1st Lien Term Loan 4.397% (3 Month LIBOR + 4.25%), due 6/15/25	1,265,674	1,213,465
2nd Lien Term Loan 8.647% (3 Month LIBOR + 8.50%), due 6/15/26	120,000	102,300
SMG U.S. Midco 2, Inc. 2020 Term Loan 2.727%-2.761% (1 Month LIBOR + 2.50%, 3 Month LIBOR + 2.50%), due 1/23/25	1,834,884	1,596,349
SRS Distribution, Inc. 2018 1st Lien Term Loan 3.147% (3 Month LIBOR + 3.00%), due 5/23/25	2,056,772	1,995,583
VC GB Holdings, Inc. 2017 1st Lien Term Loan 4.00% (1 Month LIBOR + 3.00%), due 2/28/24 (e)(f)	1,107,419	1,082,502
Wilsonart LLC 2017 Term Loan B 4.25% (3 Month LIBOR + 3.25%), due 12/19/23	2,458,931	2,429,424
		20,057,273
Cargo Transport 0.2%
Genesee & Wyoming, Inc. Term Loan 2.22% (3 Month LIBOR + 2.00%), due 12/30/26	1,492,500	1,465,821

Chemicals, Plastics & Rubber 2.6%
Allnex USA, Inc. Term Loan B3 4.00% (3 Month LIBOR + 3.25%), due 9/13/23 (e)(f)	726,191	702,590
Cabot Microelectronics Corp. 2019 Term Loan B1 2.188% (1 Month LIBOR + 2.00%), due 11/17/25	791,293	776,786
Emerald Performance Materials LLC 2020 Term Loan B 5.00% (1 Month LIBOR + 4.00%), due 8/12/25	1,206,191	1,200,914
Encapsys LLC 2020 Term Loan B2 4.25% (1 Month LIBOR + 3.25%), due 11/7/24	455,581	446,470
Flex Acquisition Co., Inc. 1st Lien Term Loan 4.00% (3 Month LIBOR + 3.00%), due 12/29/23	842,650	820,741
Flint Group U.S. LLC 1st Lien Term Loan B2 5.25%-5.25% (3 Month LIBOR + 0.75%, PIK), due 9/21/23 (f)(g)	1,749,738	1,578,045
Ineos U.S. Finance LLC 2017 Term Loan B 2.147% (1 Month LIBOR + 2.00%), due 4/1/24	1,452,595	1,407,201
Innophos, Inc. 2020 Term Loan B 3.897% (1 Month LIBOR + 3.75%), due 2/7/27	1,492,500	1,477,575
Minerals Technologies, Inc. 2017 Term Loan B 3.00% (1 Month LIBOR + 2.25%, 3 Month LIBOR + 2.25%), due 2/14/24 (e)(f)	708,256	697,632
PQ Corp. 2018 Term Loan B 2.511% (3 Month LIBOR + 2.25%), due 2/7/27	1,727,861	1,688,120
TricorBraun Holdings, Inc. 2016 1st Lien Term Loan 4.75% (3 Month LIBOR + 3.75%), due 11/30/23	1,447,115	1,431,439
Tronox Finance LLC Term Loan B 3.147%-3.22% (1 Month LIBOR + 3.00%, 3 Month LIBOR + 3.00%), due 9/23/24	2,521,130	2,479,461
Univar, Inc. 2019 USD Term Loan B5 2.147% (1 Month LIBOR + 2.00%), due 7/1/26	595,500	579,868
Venator Materials Corp. Term Loan B 3.147% (1 Month LIBOR + 3.00%), due 8/8/24	1,441,285	1,392,642
Zep, Inc. 2017 1st Lien Term Loan 5.00% (6 Month LIBOR + 4.00%), due 8/12/24 (f)	104,096	97,200
		16,776,684
Containers, Packaging & Glass 3.8%
Altium Packaging LLC Term Loan B 3.147% (1 Month LIBOR + 3.00%), due 6/14/26 (f)	987,538	969,433
Anchor Glass Container Corp. 2017 1st Lien Term Loan 3.75% (1 Month LIBOR + 2.75%), due 12/7/23	2,110,583	1,611,078
Berry Global, Inc. Term Loan Y 2.156% (1 Month LIBOR + 2.00%), due 7/1/26	3,204,425	3,102,505
BWAY Holding Co. 2017 Term Loan B 3.523% (3 Month LIBOR + 3.25%), due 4/3/24	2,880,230	2,713,416
Charter NEX U.S., Inc. Incremental Term Loan 3.397% (1 Month LIBOR + 3.25%), due 5/16/24	853,890	831,048
Clearwater Paper Corp. Term Loan B 3.188% (1 Month LIBOR + 3.00%), due 7/26/26	1,660,417	1,647,963
Consolidated Container Co. LLC 2017 1st Lien Term Loan 3.75% (1 Month LIBOR + 2.75%), due 5/22/24	1,940,138	1,915,886
Fort Dearborn Co.
2016 1st Lien Term Loan 5.192% (1 Month LIBOR + 4.00%, 3 Month LIBOR + 4.00%), due 10/19/23	1,416,534	1,370,497
2016 2nd Lien Term Loan 9.516% (6 Month LIBOR + 8.50%), due 10/21/24 (f)	1,000,000	930,000
Graham Packaging Co., Inc. Term Loan 4.50% (1 Month LIBOR + 3.75%), due 8/4/27	1,325,000	1,316,305
Klockner-Pentaplast of America, Inc. 2017 Term Loan B2 5.25% (6 Month LIBOR + 4.25%), due 6/30/22	2,425,000	2,337,094
Reynolds Consumer Products LLC Term Loan 1.897% (1 Month LIBOR + 1.75%), due 2/4/27	1,431,894	1,410,416
Reynolds Group Holdings, Inc.
2020 Term Loan TBD, due 2/3/26	625,000	614,844
2017 Term Loan 3.979% (1 Month LIBOR + 2.75%, PRIME + 1.750), due 2/5/23	1,201,889	1,187,804
Tank Holding Corp. 2020 Term Loan 3.647% (1 Month LIBOR + 3.50%), due 3/26/26	2,229,981	2,176,089
Trident TPI Holdings, Inc. 2017 Term Loan B1 4.00% (3 Month LIBOR + 3.00%), due 10/17/24	726,133	711,157
		24,845,535
Diversified/Conglomerate Manufacturing 3.4%
Allied Universal Holdco LLC 2019 Term Loan B 4.397% (1 Month LIBOR + 4.25%), due 7/10/26	992,500	980,094
EWT Holdings III Corp. 2020 Term Loan 2.897% (1 Month LIBOR + 2.75%), due 12/20/24	1,971,928	1,941,117
Filtration Group Corp. 2018 1st Lien Term Loan 3.147% (1 Month LIBOR + 3.00%), due 3/29/25	1,781,815	1,745,065
Gardner Denver, Inc. 2020 USD Term Loan B2 1.897% (1 Month LIBOR + 1.75%), due 3/1/27	2,003,678	1,934,802
GYP Holdings III Corp. 2018 Term Loan B 2.897% (1 Month LIBOR + 2.75%), due 6/1/25	1,406,510	1,385,851
Hyster-Yale Group, Inc. Term Loan B 3.397% (1 Month LIBOR + 3.25%), due 5/30/23 (e)(f)	1,349,306	1,312,200
Ingersoll-Rand Services Co. 2020 USD Spinco Term Loan 1.897% (1 Month LIBOR + 1.75%), due 3/1/27	868,704	838,843
Iron Mountain, Inc. 2018 Term Loan B 1.897% (1 Month LIBOR + 1.75%), due 1/2/26	1,828,125	1,748,907
LTI Holdings, Inc. 2018 Add On 1st Lien Term Loan 3.647% (1 Month LIBOR + 3.50%), due 9/6/25	1,076,722	996,417
Pre-Paid Legal Services, Inc. 2018 1st Lien Term Loan 3.397% (1 Month LIBOR + 3.25%), due 5/1/25	2,962,838	2,859,139
Quikrete Holdings, Inc. 2016 1st Lien Term Loan 2.647% (1 Month LIBOR + 2.50%), due 2/1/27	2,319,267	2,262,008
Red Ventures LLC 2020 Term Loan B2 2.647% (1 Month LIBOR + 2.50%), due 11/8/24	3,015,851	2,881,395
TRC Cos., Inc. Term Loan 4.50% (1 Month LIBOR + 3.50%), due 6/21/24 (f)	873,000	858,814
		21,744,652
Diversified/Conglomerate Service 4.8%
Applied Systems, Inc.
2017 1st Lien Term Loan 4.25% (3 Month LIBOR + 3.25%), due 9/19/24	1,920,747	1,908,742
2017 2nd Lien Term Loan 8.00% (3 Month LIBOR + 7.00%), due 9/19/25	460,000	464,888
Asplundh Tree Expert LLC Term Loan B 2.655% (3 Month LIBOR + 2.50%), due 9/7/27	2,170,000	2,165,931
BidFair MergerRight, Inc. Term Loan B 6.50% (1 Month LIBOR + 5.50%), due 1/15/27	2,315,172	2,299,255
Blackhawk Network Holdings, Inc. 2018 1st Lien Term Loan 3.147% (1 Month LIBOR + 3.00%), due 6/15/25	977,500	920,886
BrightView Landscapes LLC 2018 1st Lien Term Loan B 2.688% (1 Month LIBOR + 2.50%), due 8/15/25	1,100,334	1,087,955
CCC Information Services, Inc. 2017 1st Lien Term Loan 4.00% (1 Month LIBOR + 3.00%), due 4/29/24	942,692	934,837
Change Healthcare Holdings LLC 2017 Term Loan B 3.50% (1 Month LIBOR + 2.50%, 3 Month LIBOR + 2.50%), due 3/1/24	1,579,097	1,545,541
Element Materials Technology Group U.S. Holdings, Inc. 2017 Term Loan B 4.50% (3 Month LIBOR + 3.50%), due 6/28/24 (f)	974,955	923,770
Greeneden U.S. Holdings II LLC 2018 Term Loan B 3.397% (1 Month LIBOR + 3.25%), due 12/1/23	1,436,885	1,426,366
IRI Holdings, Inc. 2018 1st Lien Term Loan 4.397% (1 Month LIBOR + 4.25%), due 12/1/25	2,198,188	2,167,963
Mitchell International, Inc. 2017 1st Lien Term Loan 3.397% (1 Month LIBOR + 3.25%), due 11/29/24	966,317	921,452
MKS Instruments, Inc. 2019 Term Loan B6 1.897% (1 Month LIBOR + 1.75%), due 2/2/26	698,535	686,660
Monitronics International, Inc. Takeback Term Loan 7.75% (1 Month LIBOR + 6.50%), due 3/29/24 (f)	953,723	710,524
MX Holdings U.S., Inc. 2018 Term Loan B1C 3.50% (1 Month LIBOR + 2.75%), due 7/31/25	2,206,515	2,173,418
Prime Security Services Borrower LLC 2019 Term Loan B1 4.25% (1 Month LIBOR + 3.25%, 3 Month LIBOR + 3.250%, 12 Month LIBOR + 3.250%), due 9/23/26	3,516,940	3,479,885
Sophia L.P. 2017 Term Loan B 4.25% (1 Month LIBOR + 3.25%), due 9/30/22	1,002,888	998,500
TruGreen, Ltd. Partnership 2019 Term Loan 3.897% (1 Month LIBOR + 3.75%), due 3/19/26	1,733,329	1,711,663
Verint Systems, Inc. 2018 Term Loan B 2.156% (1 Month LIBOR + 2.00%), due 6/28/24	2,418,750	2,400,609
Verscend Holding Corp. 2018 Term Loan B 4.647% (1 Month LIBOR + 4.50%), due 8/27/25	979,995	970,604
WEX, Inc. Term Loan B3 2.397% (1 Month LIBOR + 2.25%), due 5/15/26	957,913	922,989
		30,822,438
Ecological 0.3%
Advanced Disposal Services, Inc. Term Loan B3 3.00% (1 Week LIBOR + 2.25%), due 11/10/23	1,962,220	1,955,135

Electronics 13.3%
ASG Technologies Group, Inc. 2018 Term Loan 4.50% (1 Month LIBOR + 3.50%), due 7/31/24 (f)	1,418,782	1,337,202
Banff Merger Sub, Inc. 2018 Term Loan B 4.397% (1 Month LIBOR + 4.25%), due 10/2/25	2,407,493	2,331,657
Barracuda Networks, Inc. 1st Lien Term Loan 4.25% ((3 Month LIBOR + 3.25%), due 2/12/25	1,958,693	1,929,313
Camelot U.S. Acquisition 1 Co.
2020 Incremental Term Loan B TBD, due 10/30/26	1,250,000	1,244,271
Term Loan B 3.147% (1 Month LIBOR + 3.00%), due 10/30/26	1,877,915	1,846,615
Castle U.S. Holding Corp. Term Loan B 3.97% (3 Month LIBOR + 3.75%), due 1/29/27	1,438,026	1,379,906
Cologix, Inc. 2017 1st Lien Term Loan 4.00% (1 Month LIBOR + 3.00%), due 3/20/24	1,920,253	1,865,045
Colorado Buyer, Inc. (f)
Term Loan B 4.00% (6 Month LIBOR + 3.00%), due 5/1/24	967,500	840,516
2nd Lien Term Loan 8.25% (6 Month LIBOR + 7.25%), due 5/1/25	800,000	407,200
CommScope, Inc. 2019 Term Loan B 3.397% (1 Month LIBOR + 3.25%), due 4/6/26	4,268,134	4,149,873
DCert Buyer, Inc. 2019 Term Loan B 4.147% (1 Month LIBOR + 4.00%), due 10/16/26	1,990,000	1,961,145
Dell International LLC 2019 Term Loan B 2.75% (1 Month LIBOR + 2.00%), due 9/19/25	3,221,002	3,204,279
Diebold, Inc. 2017 Term Loan B 2.938% (1 Month LIBOR + 2.75%), due 11/6/23	644,851	616,639
ECI Macola Max Holdings LLC
2020 Term Loan TBD, due 9/30/27	2,000,000	1,981,250
1st Lien Term Loan 5.25% (1 Month LIBOR + 4.25%), due 9/27/24	2,191,709	2,173,901
EIG Investors Corp. 2018 1st Lien Term Loan 4.75% (3 Month LIBOR + 3.75%), due 2/9/23	2,741,749	2,727,470
Epicor Software Corp. 2020 Term Loan 5.25% (1 Month LIBOR + 4.25%), due 7/30/27	3,102,201	3,083,588
Finastra U.S.A., Inc.
1st Lien Term Loan 4.50% (3 Month LIBOR + 3.50%, 6 Month LIBOR + 3.50%), due 6/13/24	2,694,926	2,516,387
2nd Lien Term Loan 8.25% (6 Month LIBOR + 7.25%), due 6/13/25	1,400,000	1,313,999
Flexential Intermediate Corp. 2017 1st Lien Term Loan 3.72% (3 Month LIBOR + 3.50%), due 8/1/24	1,164,000	995,544
Flexera Software LLC 2018 1st Lien Term Loan 4.25% (3 Month LIBOR + 3.25%), due 2/26/25	1,418,599	1,407,453
Go Daddy Operating Co. LLC 2017 Repriced Term Loan 1.897% (1 Month LIBOR + 1.75%), due 2/15/24	2,208,553	2,156,100
Hyland Software, Inc.
2018 1st Lien Term Loan 4.00% (1 Month LIBOR + 3.25%), due 7/1/24	3,600,473	3,576,847
2017 2nd Lien Term Loan 7.75% (1 Month LIBOR + 7.00%), due 7/7/25	608,333	607,193
Informatica LLC 2020 USD Term Loan B 3.397% (1 Month LIBOR + 3.25%), due 2/25/27	995,000	969,296
MA FinanceCo. LLC Term Loan B3 2.647% (1 Month LIBOR + 2.50%), due 6/21/24	352,345	335,432
McAfee LLC
2018 Term Loan B 3.896% (1 Month LIBOR + 3.75%), due 9/30/24	4,574,943	4,534,199
2017 2nd Lien Term Loan 9.50% (1 Month LIBOR + 8.50%), due 9/29/25	312,500	313,542
MH Sub I LLC 2017 1st Lien Term Loan 3.647% (1 Month LIBOR + 3.50%), due 9/13/24	3,048,010	2,968,951
Project Alpha Intermediate Holding, Inc.
2017 Term Loan B 4.50% (3 Month LIBOR + 3.50%), due 4/26/24	1,438,846	1,410,069
2019 Incremental Term Loan B 4.52% (3 Month LIBOR + 4.25%), due 4/26/24	592,500	585,094
Project Leopard Holdings, Inc.
2019 Term Loan 5.25% (3 Month LIBOR + 4.25%), due 7/7/23 (f)	986,212	967,104
2018 Term Loan 5.50% (3 Month LIBOR + 4.50%), due 7/7/23	1,091,756	1,072,650
Refinitiv U.S. Holdings, Inc. 2018 Term Loan 3.397% (1 Month LIBOR + 3.25%), due 10/1/25	1,943,921	1,923,570
Rocket Software, Inc. 2018 Term Loan 4.397% (1 Month LIBOR + 4.25%), due 11/28/25	886,500	866,712
Seattle Spinco, Inc. Term Loan B3 2.647% (1 Month LIBOR + 2.50%), due 6/21/24	2,379,469	2,264,957
Solera LLC Term Loan B 2.938% (2 Month LIBOR + 2.75%), due 3/3/23	1,906,800	1,861,854
Sophia, L.P. 2020 1st Lien Term Loan TBD, due 9/22/27	686,814	681,877
SS&C Technologies, Inc.
2018 Term Loan B5 1.897% (1 Month LIBOR + 1.75%), due 4/16/25	1,959,489	1,895,805
2018 Term Loan B3 1.897% (1 Month LIBOR + 1.75%), due 4/16/25	2,426,221	2,345,348
Surf Holdings LLC Term Loan 3.75% (3 Month LIBOR + 3.50%), due 3/5/27	1,745,625	1,702,297
Tempo Acquisition LLC 2020 Extended Term Loan 3.75% (1 Month LIBOR + 3.25%), due 11/2/26	2,972,262	2,884,952
Tibco Software, Inc.
2020 Term Loan B3 3.90% (1 Month LIBOR + 3.75%), due 6/30/26	997,500	970,069
2020 2nd Lien Term Loan 7.40% (1 Month LIBOR + 7.25%), due 3/3/28	400,000	389,000
Ultimate Software Group, Inc.
Term Loan B 3.897% (1 Month LIBOR + 3.75%), due 5/4/26	1,732,500	1,716,528
2020 Incremental Term Loan B 4.75% (3 Month LIBOR + 4.00%), due 5/4/26	720,000	716,962
Vertiv Group Corp. Term Loan B 3.157% (1 Month LIBOR + 3.00%), due 3/2/27	1,990,000	1,950,697
VS Buyer LLC Term Loan B 3.397% (1 Month LIBOR + 3.25%), due 2/28/27	995,000	973,856
Web.com Group, Inc.
2018 Term Loan B 3.901% (1 Month LIBOR + 3.75%), due 10/10/25	953,881	918,111
2018 2nd Lien Term Loan 7.901% (1 Month LIBOR + 7.75%), due 10/9/26	969,724	916,389
Western Digital Corp. 2018 Term Loan B4 1.906% (1 Month LIBOR + 1.75%), due 4/29/23	1,131,810	1,119,785
Xerox Business Services LLC Term Loan B 2.647% (1 Month LIBOR + 2.50%), due 12/7/23	1,446,095	1,349,688
		86,258,187
Finance 1.1%
Amentum Government Services Holdings LLC Term Loan B 3.647% (1 Month LIBOR + 3.50%), due 2/1/27	623,438	614,086
Brand Energy & Infrastructure Services, Inc. 2017 Term Loan 5.25% (3 Month LIBOR + 4.25%), due 6/21/24	1,670,132	1,553,455
Deerfield Dakota Holding LLC 2020 USD Term Loan B 4.75% (1 Month LIBOR + 3.75%), due 4/9/27	997,500	990,435
iStar, Inc. 2016 Term Loan B 2.902%-2.905% (1 Month LIBOR + 2.75%), due 6/28/23	630,585	614,821
ON Semiconductor Corp. 2019 Term Loan B 2.147% (1 Month LIBOR + 2.00%), due 9/19/26	490,038	481,952
Transplace Holdings, Inc. 1st Lien Term Loan 4.75% (3 Month LIBOR + 3.75%), due 10/7/24 (f)	1,167,423	1,146,993
USS Ultimate Holdings, Inc. 1st Lien Term Loan 4.75% (3 Month LIBOR + 3.75%), due 8/25/24	2,045,639	2,015,592
		7,417,334
Healthcare, Education & Childcare 7.8%
Acadia Healthcare Co., Inc 2018 Term Loan B4 2.647% (1 Month LIBOR + 2.50%), due 2/16/23	719,661	712,614
Agiliti Health, Inc. Term Loan 3.188% (1 Month LIBOR + 3.00%), due 1/4/26	886,500	859,905
AHP Health Partners, Inc. 2018 Term Loan 5.50% (1 Month LIBOR + 4.50%), due 6/30/25	1,288,746	1,286,330
Akorn, Inc. Term Loan B TBD-14.75% (1 Month LIBOR + 13.75%, PIK), due 4/16/21 (b)(f)(g)	175,158	147,570
Alliance Healthcare Services, Inc. 2017 Term Loan B 5.50% (1 Month LIBOR + 4.50%), due 10/24/23 (e)(f)	821,250	615,937
Alvogen Pharma U.S., Inc. 2020 Extended Term Loan 6.25% (6 Month LIBOR + 5.25%), due 12/31/23	1,283,715	1,230,226
Amneal Pharmaceuticals LLC 2018 Term Loan B 3.688% (1 Month LIBOR + 3.50%), due 5/4/25	2,198,855	2,066,924
Athenahealth, Inc. 2019 Term Loan B 4.75% (3 Month LIBOR + 4.50%), due 2/11/26	2,234,335	2,198,959
Avantor Funding, Inc. Term Loan B3 3.25% (1 Month LIBOR + 2.25%), due 11/21/24	671,149	661,082
Carestream Dental Equipment, Inc. 2017 1st Lien Term Loan 4.25% (3 Month LIBOR + 3.25%), due 9/1/24	970,000	885,529
Carestream Health, Inc.
2020 Extended 2nd Lien PIK Term Loan 5.50% (3 Month LIBOR + 4.50%, PIK), due 8/8/23 (g)	1,424,225	1,110,895
2020 Extended Term Loan 7.75% (3 Month LIBOR + 6.75%), due 5/8/23	1,971,631	1,897,695
Compassus Intermediate, Inc. Term Loan B 6.00% (3 Month LIBOR + 5.00%), due 12/31/26 (f)	1,550,781	1,523,643
Da Vinci Purchaser Corp. 2019 Term Loan 5.238% (3 Month LIBOR + 4.00%), due 1/8/27	1,911,875	1,886,384
DaVita, Inc. 2020 Term Loan B 1.897% (1 Month LIBOR + 1.75%), due 8/12/26	2,722,552	2,672,525
Elanco Animal Health, Inc. Term Loan B 1.905% (1 Month LIBOR + 1.75%), due 8/1/27	1,562,573	1,517,369
Emerald TopCo, Inc. Term Loan 3.761% (3 Month LIBOR + 3.50%), due 7/24/26	2,475,000	2,380,126
Envision Healthcare Corp. 2018 1st Lien Term Loan 3.897% (1 Month LIBOR + 3.75%), due 10/10/25	1,842,188	1,314,093
eResearchTechnology, Inc. 2020 1st Lien Term Loan 5.50% (1 Month LIBOR + 4.50%), due 2/4/27	1,197,000	1,191,388
ExamWorks Group, Inc. 2017 Term Loan 4.25% (3 Month LIBOR + 3.25%), due 7/27/23	2,899,204	2,876,010
Gentiva Health Services, Inc. 2020 Term Loan 3.438% (1 Month LIBOR + 3.25%), due 7/2/25	2,277,937	2,228,107
Grifols Worldwide Operations U.S.A., Inc. 2019 Term Loan B 2.10% (1 Week LIBOR + 2.00%), due 11/15/27	992,500	970,944
HCA, Inc. Term Loan B12 1.897% (1 Month LIBOR + 1.75%), due 3/13/25	2,462,500	2,450,188
Jaguar Holding Co. II 2018 Term Loan 3.50% (1 Month LIBOR + 2.50%), due 8/18/22	2,631,038	2,619,677
Ortho-Clinical Diagnostics S.A. 2018 Term Loan B 3.406% (1 Month LIBOR + 3.25%), due 6/30/25	1,890,092	1,807,400
RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B 3.897% (1 Month LIBOR + 3.75%), due 11/17/25	2,901,968	2,814,909
Select Medical Corp. 2017 Term Loan B 2.78% (6 Month LIBOR + 2.50%), due 3/6/25	3,048,392	2,962,656
Sound Inpatient Physicians 2018 1st Lien Term Loan 2.897% (1 Month LIBOR + 2.75%), due 6/27/25 (f)	488,750	478,160
Team Health Holdings, Inc. 1st Lien Term Loan 3.75% (1 Month LIBOR + 2.75%), due 2/6/24	2,865,496	2,391,795
U.S. Anesthesia Partners, Inc. 2017 Term Loan 4.00% (6 Month LIBOR + 3.00%), due 6/23/24	2,810,095	2,645,002
		50,404,042
Home and Office Furnishings, Housewares & Durable Consumer Products 0.2%
Serta Simmons Bedding LLC 1st Lien Term Loan 4.50% (3 Month LIBOR + 3.50%), due 11/8/23	3,411,644	1,135,208

Hotels, Motels, Inns & Gaming 5.1%
Affinity Gaming LLC Initial Term Loan 4.25% (3 Month LIBOR + 3.25%), due 7/1/23	2,456,372	2,194,358
Aimbridge Acquisition Co., Inc. 2019 Term Loan B 3.895% (1 Month LIBOR + 3.75%), due 2/2/26	2,227,500	1,993,612
AP Gaming I LLC 2018 Incremental Term Loan 4.50% (3 Month LIBOR + 3.50%), due 2/15/24	1,839,451	1,639,410
Caesars Resort Collection LLC
2017 1st Lien Term Loan B 2.897% (1 Month LIBOR + 2.75%), due 12/23/24	1,905,306	1,780,402
2020 Term Loan B1 4.647% (1 Month LIBOR + 4.50%, 3 Month LIBOR + 4.50%), due 7/21/25	1,050,000	1,014,375
Churchill Downs, Inc. 2017 Term Loan B 2.15% (1 Month LIBOR + 2.00%), due 12/27/24	1,952,349	1,882,390
CityCenter Holdings LLC 2017 Term Loan B 3.00% (1 Month LIBOR + 2.25%), due 4/18/24	2,805,750	2,688,610
Everi Payments, Inc. Term Loan B 3.75% (1 Month LIBOR + 2.75%), due 5/9/24	2,955,113	2,859,072
Golden Entertainment, Inc. 2017 1st Lien Term Loan 3.75% (1 Month LIBOR + 3.00%), due 10/21/24	1,600,000	1,536,000
Hilton Worldwide Finance LLC 2019 Term Loan B2 1.898% (1 Month LIBOR + 1.75%), due 6/22/26	235,804	227,649
PCI Gaming Authority Term Loan 2.647% (1 Month LIBOR + 2.50%), due 5/29/26	658,702	638,282
Penn National Gaming, Inc. 2018 1st Lien Term Loan B 3.00% (1 Month LIBOR + 2.25%), due 10/15/25	327,500	318,026
Scientific Games International, Inc. 2018 Term Loan B5 3.471%-3.612% (1 Month LIBOR + 2.75%, 6 Month LIBOR + 2.75%), due 8/14/24	4,310,264	4,056,498
Station Casinos LLC 2020 Term Loan B 2.50% (1 Month LIBOR + 2.25%), due 2/8/27	1,649,901	1,568,437
UFC Holdings LLC 2019 Term Loan 4.25% (6 Month LIBOR + 3.25%), due 4/29/26	4,518,728	4,454,337
Wyndham Destinations, Inc. 2018 1st Lien Term Loan 2.397% (1 Month LIBOR + 2.25%), due 5/30/25	1,967,406	1,883,791
Wyndham Hotels & Resorts, Inc. Term Loan B 1.897% (1 Month LIBOR + 1.75%), due 5/30/25	2,457,406	2,365,253
		33,100,502
Insurance 3.3%
Acrisure LLC 2020 Term Loan B 3.647% (1 Month LIBOR + 3.50%), due 2/15/27	987,424	951,630
AmWINS Group, Inc. 2017 Term Loan B 3.75% (1 Month LIBOR + 2.75%), due 1/25/24	1,907,519	1,888,974
AssuredPartners, Inc. 2020 Term Loan B 3.647% (1 Month LIBOR + 3.50%), due 2/12/27	3,197,353	3,099,834
Asurion LLC
2017 Term Loan B4 3.147% (1 Month LIBOR + 3.00%), due 8/4/22	2,814,279	2,774,175
2018 Term Loan B6 3.147% (1 Month LIBOR + 3.00%), due 11/3/23	1,627,590	1,600,850
2018 Term Loan B7 3.147% (1 Month LIBOR + 3.00%), due 11/3/24	458,203	449,939
2017 2nd Lien Term Loan 6.647% (1 Month LIBOR + 6.50%), due 8/4/25	908,081	908,729
Hub International, Ltd. 2018 Term Loan B 3.264% (3 Month LIBOR + 3.00%), due 4/25/25	1,422,614	1,372,111
NFP Corp. 2020 Term Loan 3.397% (1 Month LIBOR + 3.25%), due 2/15/27	1,452,575	1,389,025
Ryan Specialty Group LLC Term Loan 4.00% (1 Month LIBOR + 3.25%), due 9/1/27	1,000,000	991,250
Sedgwick Claims Management Services, Inc.
2018 Term Loan B 3.397% (1 Month LIBOR + 3.25%), due 12/31/25	1,957,576	1,886,263
2019 Term Loan B 4.147% (1 Month LIBOR + 4.00%), due 9/3/26	987,500	971,453
USI, Inc. 2017 Repriced Term Loan 3.22% (3 Month LIBOR + 3.00%), due 5/16/24	2,910,000	2,810,880
		21,095,113
Leisure, Amusement, Motion Pictures & Entertainment 2.3%
Alterra Mountain Co. Term Loan B1 2.897% (1 Month LIBOR + 2.75%), due 7/31/24	3,433,183	3,308,730
Boyd Gaming Corp. Term Loan B3 2.356% (1 Week LIBOR + 2.25%), due 9/15/23	1,407,773	1,366,243
Creative Artists Agency LLC 2019 Term Loan B 3.897% (1 Month LIBOR + 3.75%), due 11/27/26	1,488,750	1,432,177
Fitness International LLC
2018 Term Loan A 4.25% (3 Month LIBOR + 3.25%), due 1/8/25	1,227,188	736,313
2018 Term Loan B 4.25% (3 Month LIBOR + 3.25%), due 4/18/25	270,764	161,917
Life Time Fitness, Inc. 2017 Term Loan B 3.75% (3 Month LIBOR + 2.75%), due 6/10/22	1,771,021	1,606,463
Lions Gate Capital Holdings LLC 2018 Term Loan B 2.397% (1 Month LIBOR + 2.25%), due 3/24/25	1,036,107	1,003,729
Marriott Ownership Resorts, Inc. 2019 Term Loan B 1.897% (1 Month LIBOR + 1.75%), due 8/29/25	1,485,009	1,421,433
TKC Holdings, Inc. 2017 1st Lien Term Loan 4.75% (6 Month LIBOR + 3.75%), due 2/1/23	2,011,230	1,884,522
William Morris Endeavor Entertainment LLC 2018 1st Lien Term Loan 2.90% (1 Month LIBOR + 2.75%), due 5/18/25	2,653,338	2,268,604
		15,190,131
Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 1.1%
Advanced Drainage Systems, Inc. Term Loan B 2.438% (1 Month LIBOR + 2.25%), due 7/31/26	583,661	582,201
Altra Industrial Motion Corp. 2018 Term Loan B 2.147% (1 Month LIBOR + 2.00%), due 10/1/25	2,019,208	1,966,204
Columbus McKinnon Corp. 2018 Term Loan B 3.50% (3 Month LIBOR + 2.50%), due 1/31/24	883,413	876,788
CPM Holdings, Inc.
2018 1st Lien Term Loan 3.905% (1 Month LIBOR + 3.75%), due 11/17/25	1,473,750	1,377,956
2018 2nd Lien Term Loan 8.405% (1 Month LIBOR + 8.25%), due 11/15/26 (f)	1,000,000	910,000
Welbilt, Inc. 2018 Term Loan B 2.647% (1 Month LIBOR + 2.50%), due 10/23/25	1,284,178	1,160,576
		6,873,725
Mining, Steel, Iron & Non-Precious Metals 1.5%
American Rock Salt Co. LLC 2018 1st Lien Term Loan 4.50% (1 Month LIBOR + 3.50%), due 3/21/25	1,611,607	1,609,592
Covia Holdings Corp. Term Loan TBD, (PRIME + 5.00%), due 6/1/25 (f)	1,403,571	1,024,607
Gates Global LLC 2017 Repriced Term Loan B 3.75% (1 Month LIBOR + 2.75%), due 4/1/24	2,388,203	2,346,906
GrafTech Finance, Inc. 2018 Term Loan B 4.50% (1 Month LIBOR + 3.50%), due 2/12/25	2,219,264	2,183,201
MRC Global (U.S)., Inc. 2018 1st Lien Term Loan B 3.147% (1 Month LIBOR + 3.00%), due 9/20/24	1,458,663	1,327,384
U.S. Silica Co. 2018 Term Loan B 5.00% (1 Month LIBOR + 4.00%), due 5/1/25	1,462,351	1,224,719
		9,716,409
Oil & Gas 1.4%
Apergy Corp. 2018 1st Lien Term Loan 2.688% (1 Month LIBOR + 2.50%), due 5/9/25 (f)	274,699	266,687
Buckeye Partners, L.P. 2019 Term Loan B 2.897% (1 Month LIBOR + 2.75%), due 11/1/26	1,368,125	1,341,189
Fleet U.S. Bidco, Inc. Term Loan B 3.397% (1 Month LIBOR + 3.25%), due 10/7/26	1,237,500	1,200,375
GIP III Stetson I, L.P. 2018 Term Loan B 4.395% (1 Month LIBOR + 4.25%), due 7/18/25 (f)	1,546,590	1,018,171
Keane Group Holdings LLC 2018 1st Lien Term Loan 4.50% (1 Month LIBOR + 3.50%), due 5/25/25	977,500	845,537
Lucid Energy Group II Borrower LLC 2018 1st Lien Term Loan 4.00% (1 Month LIBOR + 3.00%), due 2/17/25	1,365,000	1,236,690
Medallion Midland Acquisition LLC 1st Lien Term Loan 4.25% (1 Month LIBOR + 3.25%), due 10/30/24	583,500	547,517
PES Holdings LLC 2018 Term Loan C TBD-6.99% (PIK, PRIME - 0.50%), due 12/31/22 (b)(f)(g)	1,142,898	228,580
Prairie ECI Acquiror L.P. Term Loan B 4.897% (1 Month LIBOR + 4.75%), due 3/11/26	1,185,525	1,065,985
Seadrill Partners Finco LLC Term Loan B 7.00% (3 Month LIBOR + 6.00%), due 2/21/21 (f)	867,899	113,912
Summit Midstream Partners Holdings LLC Term Loan B 7.00% (3 Month LIBOR + 6.00%), due 5/13/22 (f)	567,684	113,537
Traverse Midstream Partners LLC 2017 Term Loan 5.00% (1 Month LIBOR + 4.00%), due 9/27/24	1,306,667	1,197,560
		9,175,740
Personal & Nondurable Consumer Products (Manufacturing Only) 0.9%
American Builders & Contractors Supply Co., Inc. 2019 Term Loan 2.147% (1 Month LIBOR + 2.00%), due 1/15/27	2,722,500	2,640,825
Kronos Acquisition Holdings, Inc. 2015 Term Loan B 5.00% (3 Month LIBOR + 4.00%), due 5/15/23	667,771	662,758
Prestige Brands, Inc. Term Loan B4 2.147% (1 Month LIBOR + 2.00%), due 1/26/24	411,941	408,337
SRAM LLC 2018 Term Loan B 3.75% (1 Month LIBOR + 2.75%, 6 Month LIBOR + 2.750%), due 3/15/24	760,506	756,703
Varsity Brands, Inc. 2017 Term Loan B 4.50% (1 Month LIBOR + 3.50%), due 12/15/24	1,945,044	1,622,896
		6,091,519
Personal Transportation 0.2%
Delta Air Lines, Inc. 2020 1st Lien Term Loan B TBD, due 9/16/27	485,714	489,357
Uber Technologies, Inc. 2018 Incremental Term Loan 3.647% (1 Month LIBOR + 3.50%), due 7/13/23	579,855	569,889
		1,059,246
Personal, Food & Miscellaneous Services 1.2%
Aramark Services, Inc. 2018 Term Loan B3 1.897% (1 Month LIBOR + 1.75%), due 3/11/25	2,182,663	2,085,807
IRB Holding Corp. 2020 Term Loan B 3.75% (3 Month LIBOR + 2.75%), due 2/5/25	2,442,298	2,327,816
KFC Holding Co. 2018 Term Loan B 1.90% (1 Month LIBOR + 1.75%), due 4/3/25	1,888,905	1,844,381
Weight Watchers International, Inc. 2017 Term Loan B 5.50% (1 Month LIBOR + 4.75%), due 11/29/24	1,413,061	1,407,762
		7,665,766
Printing & Publishing 0.6%
Getty Images, Inc. 2019 Term Loan B 4.688% (1 Month LIBOR + 4.50%), due 2/19/26	1,478,324	1,374,841
McGraw-Hill Global Education Holdings LLC 2016 Term Loan B 5.00% (3 Month LIBOR + 4.00%), due 5/4/22	1,117,822	936,874
Prometric Holdings, Inc. 1st Lien Term Loan 4.00% (1 Month LIBOR + 3.00%), due 1/29/25	494,598	458,740
Severin Acquisition LLC 2018 Term Loan B 3.406% (1 Month LIBOR + 3.25%), due 8/1/25	970,063	939,749
		3,710,204
Retail Store 2.3%
Alphabet Holding Co., Inc. 2017 1st Lien Term Loan 3.647% (1 Month LIBOR + 3.50%), due 9/26/24	2,037,000	1,977,418
Bass Pro Group LLC Term Loan B 5.75% (3 Month LIBOR + 5.00%), due 9/25/24	1,915,128	1,896,695
Belk, Inc. 2019 Term Loan B 7.75% (3 Month LIBOR + 6.75%), due 7/31/25	1,338,790	498,221
BJ's Wholesale Club, Inc. 2017 1st Lien Term Loan 2.151% (1 Month LIBOR + 2.00%), due 2/3/24	2,565,778	2,517,670
CNT Holdings III Corp. 2017 Term Loan 4.00% (1 Month LIBOR + 3.00%), due 1/22/23	1,231,732	1,228,652
EG America LLC 2018 Term Loan 4.22% (3 Month LIBOR + 4.00%), due 2/7/25	1,462,518	1,421,994
HD Supply, Inc. Term Loan B5 1.897% (1 Month LIBOR + 1.75%), due 10/17/23	979,887	974,988
Michaels Stores, Inc. 2018 Term Loan B 3.50% (1 Month LIBOR + 2.50%), due 1/30/23	1,713,075	1,705,366
Party City Holdings, Inc. 2018 Term Loan B 3.25% (1 Month LIBOR + 2.50%, 3 Month LIBOR + 2.50%), due 8/19/22	793,120	645,402
Petco Animal Supplies, Inc. 2017 Term Loan B 4.25% (3 Month LIBOR + 3.25%), due 1/26/23	1,447,364	1,329,966
Sally Holdings LLC Term Loan B2 4.50%, due 7/5/24	945,004	937,917
		15,134,289
Telecommunications 3.6%
Avaya, Inc. 2018 Term Loan B 4.401% (1 Month LIBOR + 4.25%), due 12/15/24	1,345,545	1,330,687
CenturyLink, Inc. 2020 Term Loan B 2.397% (1 Month LIBOR + 2.25%), due 3/15/27	3,721,875	3,568,348
CSC Holdings LLC 2019 Term Loan B5 2.652% (1 Month LIBOR + 2.50%), due 4/15/27	3,682,122	3,563,373
Frontier Communications Corp. 2017 Term Loan B1 6.00% (PRIME + 2.75%), due 6/15/24 (b)(f)	1,458,750	1,432,310
Level 3 Financing, Inc. 2019 Term Loan B 1.897% (1 Month LIBOR + 1.75%), due 3/1/27	1,500,000	1,449,375
Microchip Technology, Inc. 2018 Term Loan B 2.15% (1 Month LIBOR + 2.00%), due 5/29/25	1,137,775	1,130,664
SBA Senior Finance II LLC 2018 Term Loan B 1.90% (1 Month LIBOR + 1.75%), due 4/11/25	1,794,354	1,745,907
T-Mobile USA, Inc. 2020 Term Loan 3.147% (1 Month LIBOR + 3.00%), due 4/1/27	4,987,500	4,981,266
West Corp. 2017 Term Loan 5.00% (1 Month LIBOR + 4.00%), due 10/10/24	1,715,263	1,555,989
Zayo Group Holdings, Inc. Term Loan 3.147% (1 Month LIBOR + 3.00%), due 3/9/27	2,902,083	2,809,997
		23,567,916
Utilities 5.0%
Astoria Energy LLC Term Loan B 5.00% (1 Month LIBOR + 4.00%), due 12/24/21	2,230,732	2,212,144
Brookfield WEC Holdings, Inc. 2020 Term Loan 3.75% (1 Month LIBOR + 3.00%), due 8/1/25	2,949,969	2,872,004
Calpine Corp.
Term Loan B5 2.40% (1 Month LIBOR + 2.25%), due 1/15/24	1,671,655	1,625,684
Term Loan B9 2.40% (1 Month LIBOR + 2.25%), due 4/5/26	3,110,625	3,024,112
Compass Power Generation LLC 2018 Term Loan B 4.50% (1 Month LIBOR + 3.50%), due 12/20/24	645,559	632,446
Edgewater Generation LLC Term Loan 3.897% (1 Month LIBOR + 3.75%), due 12/13/25	3,913,854	3,791,546
ExGen Renewables IV LLC Term Loan B 4.00% (3 Month LIBOR + 3.00%), due 11/28/24	836,787	833,998
Granite Acquisition, Inc.
Term Loan B 4.50% (3 Month LIBOR + 3.50%), due 12/19/21	3,076,365	3,053,292
2nd Lien Term Loan B 8.25% (3 Month LIBOR + 7.25%), due 12/19/22	696,328	677,179
Granite Generation LLC Term Loan B 4.75% (1 Month LIBOR + 3.75%, 3 Month LIBOR + 3.750%), due 11/9/26	3,380,498	3,361,483
Hamilton Projects Acquiror LLC Term Loan B 5.75% (3 Month LIBOR + 4.75%), due 6/17/27	2,493,750	2,473,488
Helix Gen Funding LLC Term Loan B 4.75% (1 Month LIBOR + 3.75%), due 6/3/24	2,643,573	2,617,137
Pacific Gas & Electric Co. 2020 Term Loan 5.50% (3 Month LIBOR + 4.50%), due 6/23/25	1,745,625	1,712,167
Southeast PowerGen LLC Term Loan B 4.50% (1 Month LIBOR + 3.50%), due 12/2/21	403,024	366,080
Vistra Operations Co. LLC 1st Lien Term Loan B3 1.897%-1.901% (1 Month LIBOR + 1.75%), due 12/31/25	3,160,699	3,109,338
		32,362,098
Total Floating Rate Loans (Cost $543,417,375)		517,921,574

Foreign Floating Rate Loans 10.6% (d)
Aerospace & Defense 0.3%
AI Convoy (Luxembourg) S.A.R.L Term Loan B 4.65% (6 Month LIBOR + 3.50%), due 1/17/27	870,625	859,586
Kestrel Bidco, Inc. Term Loan B 4.00% (6 Month LIBOR + 3.00%), due 12/11/26	1,240,625	1,071,203
		1,930,789
Beverage, Food & Tobacco 1.1%
Froneri International, Ltd. 2020 USD Term Loan 2.397% (1 Month LIBOR + 2.25%), due 1/31/27	1,481,288	1,422,498
JBS USA Lux S.A. 2019 Term Loan B 2.147% (1 Month LIBOR + 2.00%), due 5/1/26	3,608,055	3,514,470
Sunshine Investments B.V. Term Loan B3 3.515% (3 Month LIBOR + 3.25%), due 3/28/25	1,980,000	1,937,307
		6,874,275
Broadcasting & Entertainment 0.6%
Altice France S.A.
Term Loan B12 3.84% (1 Month LIBOR + 3.687%), due 1/31/26	972,476	933,577
2018 Term Loan B13 4.152% (1 Month LIBOR + 4.00%), due 8/14/26	1,228,125	1,188,211
Numericable Group S.A. Term Loan B11 2.897% (1 Month LIBOR + 2.75%), due 7/31/25	1,905,343	1,811,028
		3,932,816
Chemicals, Plastics & Rubber 1.3%
Allnex (Luxembourg) & Cy S.C.A. 2016 Term Loan B2 4.00% (3 Month LIBOR + 3.25%), due 9/13/23 (e)(f)	963,850	932,525
Alpha 3 B.V. 2017 Term Loan B1 4.00% (3 Month LIBOR + 3.00%), due 1/31/24	1,729,827	1,699,016
Diamond (BC) B.V. Term Loan 3.261% (3 Month LIBOR + 3.00%), due 9/6/24	1,620,833	1,512,440
Flint Group GmbH Term Loan C 5.25%-5.25% (3 Month LIBOR + 4.25%, PIK), due 9/21/23 (f)(g)	289,252	260,869
Oxea Holding Drei GmbH 2017 USD Term Loan B2 3.688% (1 Month LIBOR + 3.50%), due 10/14/24	2,256,250	2,162,239
Starfruit Finco B.V. 2018 Term Loan B 3.151% (1 Month LIBOR + 3.00%), due 10/1/25	2,159,222	2,083,650
		8,650,739
Diversified/Conglomerate Manufacturing 0.3%
AI Ladder (Luxembourg) Subco S.A R.L. 2018 Term Loan 4.647% (1 Month LIBOR + 4.50%), due 7/9/25 (e)(f)	796,940	756,429
Bright Bidco B.V. 2018 Term Loan B 4.50% (6 Month LIBOR + 3.50%), due 6/30/24	1,935,067	923,304
		1,679,733
Ecological 0.2%
GFL Environmental, Inc. 2018 Term Loan B 4.00% (1 Month LIBOR + 3.00%, 3 Month LIBOR + 3.00%), due 5/30/25	1,256,902	1,249,761

Electronics 1.0%
ION Trading Technologies S.A R.L. Incremental Term Loan B 5.00% (3 Month LIBOR + 4.00%), due 11/21/24	1,458,403	1,427,109
Oberthur Technologies S.A. 2016 Term Loan B1 3.97% (3 Month LIBOR + 3.75%), due 1/10/24	1,086,791	1,042,640
SS&C Technologies Holdings Europe S.A R.L. 2018 Term Loan B4 1.897% (1 Month LIBOR + 1.75%), due 4/16/25	1,704,589	1,647,770
Trader Corp. 2017 Term Loan B 4.00% (1 Month LIBOR + 3.00%), due 9/28/23	2,283,127	2,214,633
		6,332,152
Healthcare, Education & Childcare 1.6%
Auris Luxembourg III S.A.R.L. 2019 Term Loan B2 3.897% (1 Month LIBOR + 3.75%), due 2/27/26	1,164,716	1,075,420
Bausch Health Cos., Inc. 2018 Term Loan B 3.151% (1 Month LIBOR + 3.00%), due 6/2/25	4,946,211	4,840,075
Endo Luxembourg Finance Co. I S.A R.L. 2017 Term Loan B 5.00% (3 Month LIBOR + 4.25%), due 4/29/24	2,264,360	2,157,209
Mallinckrodt International Finance S.A. Term Loan B 3.50% (3 Month LIBOR + 2.75%), due 9/24/24	1,039,699	868,149
Sunshine Luxembourg VII S.A R.L. Term Loan B1 5.25% (6 Month LIBOR + 4.25%), due 10/1/26	1,588,000	1,576,941
		10,517,794
Hotels, Motels, Inns & Gaming 0.7%
Four Seasons Hotels, Ltd. New 1st Lien Term Loan 2.147% (1 Month LIBOR + 2.00%), due 11/30/23	1,450,820	1,406,933
Gateway Casinos & Entertainment, Ltd. 2018 Term Loan B 4.50%-4.50% (3 Month LIBOR + 3.00%, PIK), due 3/13/25 (f)(g)	1,590,861	1,417,855
GVC Holdings (Gibraltar), Ltd. 2020 Term Loan B3 2.47% (3 Month LIBOR + 2.25%), due 3/29/24	1,467,400	1,439,886
Stars Group Holdings B.V. 2018 Incremental Term Loan 3.72% (3 Month LIBOR + 3.50%), due 7/10/25	461,160	460,824
		4,725,498
Leisure, Amusement, Motion Pictures & Entertainment 1.0%
Bombardier Recreational Products, Inc. 2020 Term Loan 2.147% (1 Month LIBOR + 2.00%), due 5/24/27	3,323,766	3,212,776
Delta 2 (LUX) S.A.R.L. 2018 Term Loan 3.50% (1 Month LIBOR + 2.50%), due 2/1/24	2,568,089	2,486,054
DHX Media, Ltd. Term Loan B 5.25% (1 Month LIBOR + 4.25%), due 12/29/23	698,207	663,296
		6,362,126
Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.3%
Titan Acquisition, Ltd. 2018 Term Loan B 3.361% (3 Month LIBOR + 3.00%), due 3/28/25	1,826,027	1,721,030

Oil & Gas 0.2%
NorthRiver Midstream Finance L.P. 2018 Term Loan B 3.546% (3 Month LIBOR + 3.25%), due 10/1/25	1,176,000	1,133,860

Personal, Food & Miscellaneous Services 0.7%
1011778 B.C. Unlimited Liability Co. Term Loan B4 1.897% (1 Month LIBOR + 1.75%), due 11/19/26	2,170,320	2,082,344
Jacobs Douwe Egberts International B.V. 2018 Term Loan B 2.188% (1 Month LIBOR + 2.00%), due 11/1/25	2,629,751	2,607,837
		4,690,181
Printing & Publishing 0.4%
Springer Nature Deutschland GmbH Term Loan B16 4.50% (1 Month LIBOR + 3.50%), due 8/14/24	2,848,996	2,825,491

Retail Store 0.1%
EG Group, Ltd. 2018 Term Loan B 4.22% (3 Month LIBOR + 4.00%), due 2/7/25	673,817	653,602

Telecommunications 0.8%
Connect Finco S.A.R.L. Term Loan B 4.647% (1 Month LIBOR + 4.50%), due 12/11/26	1,990,000	1,926,569
Intelsat Jackson Holdings S.A.
2020 DIP Term Loan 5.05% (3 Month LIBOR + 5.50%), due 7/13/22	120,763	124,184
2017 Term Loan B3 8.00% (PRIME + 4.75%), due 11/27/23	1,639,180	1,642,868
Telesat Canada Term Loan B5 2.90% (1 Month LIBOR + 2.75%), due 12/7/26	1,488,750	1,435,404
		5,129,025
Total Foreign Floating Rate Loans (Cost $71,765,987)		68,408,872
Total Long-Term Bonds (Cost $640,772,432)		612,623,331

	Shares
Affiliated Investment Company 0.4%
Fixed Income Fund 0.4%
MainStay MacKay High Yield Corporate Bond Fund Class I	436,571	2,370,579
Total Affiliated Investment Company
(Cost $2,479,721)		2,370,579

Common Stocks 0.1%
Communications Equipment 0.0% ‡
Energy Future Holdings Corp. (e)(f)(h)(i)	94,456	0
Millennium Corporate Trust (e)(f)(h)(i)	1,243	0
Millennium Lender Trust (e)(f)(h)(i)	1,324	0
		0
Electronic Equipment, Instruments & Components 0.0% ‡
TE Holdings LLC, Class A (e(f)(h)(i)	36,393	0

Metals & Mining 0.1%
AFGlobal Corp. (e)(f)(h)(i)	45,694	665,761

Oil, Gas & Consumable Fuels 0.0% ‡
Ascent Resources (e)(f)(h)(i)	122,031	78,100
Philadelphia Energy Solutions, Inc., Class A (e)(f)(h)(i)	52,608	0
		78,100
Total Common Stocks
(Cost $2,421,148)		743,861

Preferred Stock 0.0%‡
Media 0.0% ‡
TE Holdcorp LLC (e)(f)(h)(i)	29,580	0

Total Preferred Stock
(Cost $0)		0

	Number of
	Rights
Right 0.0%‡
Independent Power & Renewable Electricity Producers 0.0% ‡
Vistra Energy Corp.
Expires 12/31/46 (e)(f)(h)(i)	57,684	62,876
Total Right
(Cost $47,301)		62,876

	Number of Warrants
Warrants 0.0%‡
Medical Equipment & Devices 0.0% ‡
Carestream Health, Inc. Expires 12/31/21 (e)(f)(h)(i)	29	0

Oil, Gas & Consumable Fuels 0.0% ‡
AP Exhaust Acquisition LLC Expires 7/24/25 (e)(f)(h)(i)	1,373	14
Ascent Resources (e)(f)(h)(i)
1st Lien Warrants Expires 3/30/30	11,684	117
2nd Lien Tranche A Expires 3/30/30	15,022	150
2nd Lien Tranche B Expires 3/30/30	31,000	310
		591
Total Warrants (Cost $97,494)		591

	Principal Amount
Short-Term Investments 5.4%
Repurchase Agreement 0.1%
Fixed Income Clearing Corp. 0.00%, dated 9/30/20 due 10/1/20 Proceeds at Maturity $898,517 (Collateralized by a United States Treasury Note with a rate of 2.125% and a maturity date of 2/29/24, with a Principal Amount of $857,800 and a Market Value of $916,509)	$898,517	898,517
Total Repurchase Agreement (Cost $898,517)		898,517

U.S. Government & Federal Agencies 5.3% (j)
0.072%, due 10/13/20	25,239,000	25,238,369
0.074%, due 11/17/20	2,847,000	2,846,723
0.079%, due 11/5/20	2,197,000	2,196,827
0.086%, due 10/8/20	1,265,000	1,264,976
0.088%, due 10/22/20	1,032,000	1,031,945
0.098%, due 11/3/20	1,672,000	1,671,845
Total U.S. Government & Federal Agencies (Cost $34,250,685)		34,250,685
Total Short-Term Investments (Cost $35,149,202)		35,149,202
Total Investments (Cost $680,967,298)	100.5%	650,950,440
Other Assets, Less Liabilities	(0.5)	(3,031,143)
Net Assets	100.0%	$647,919,297

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Issue in default.
(c)	Issue in non-accrual status.
(d)	Floating rate - Rate shown was the rate in effect as of September 30, 2020.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Illiquid security - As of September 30, 2020, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $33,266,330, which represented 5.1% of the Portfolio's net assets.
(g)	PIK ("Payment-in-Kind") - issuer may pay interest or dividends with additional securities and/or in cash.
(h)	Non-income producing security.
(i)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of September 30, 2020, the total market value of the fair valued securities was $807,328, which represented 0.1% of the Portfolio's net assets.
(j)	Interest rate shown represents yield to maturity.

The following abbreviations are used in the preceding pages:

LIBOR	—London Interbank Offered Rate
TBD	—To Be Determined

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020, for valuing the Portfolio's assets:

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$26,292,885	$—	$26,292,885
Floating Rate Loans (b)	—	511,127,008	6,794,566	517,921,574
Foreign Floating Rate Loans (c)	—	66,719,918	1,688,954	68,408,872
Total Long-Term Bonds	—	604,139,811	8,483,520	612,623,331
Affiliated Investment Company
Fixed Income Funds	2,370,579	—	—	2,370,579
Common Stocks (d)	—	—	743,861	743,861
Preferred Stocks (e)	—	—	0	0
Rights (f)	—	—	62,876	62,876
Warrants (g)	—	—	591	591
Short-Term Investments
Repurchase Agreement	—	898,517	—	898,517
U.S. Government & Federal Agencies	—	34,250,685	—	34,250,685
Total Short-Term Investments	—	35,149,202	—	35,149,202
Total Investments in Securities	$2,370,579	$639,289,013	$9,290,848	$650,950,440

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $6,794,566 within the Floating Rate Loans section of the Portfolio of Investments were valued by a pricing service without adjustment.

(c)	The Level 3 securities valued at $1,688,954 within the Foreign Floating Rate Loans section of the Portfolio of Investments were valued by a pricing service without adjustment.

(d)	The Level 3 securities valued at $0, $0, $665,761, and $78,100 are held in Communications Equipment, Electronic Equipment, Instruments & Components, Metals & Mining, and Oil, Gas & Consumable Fuels, respectively, within the Common Stocks section of the Portfolio of Investments.

(e)	The Level 3 security valued at $0 is held in Media within the Preferred Stock section of the Portfolio of Investments.

(f)	The Level 3 security valued at $62,876 is held in Independent Power & Renewable Electricity Producers within the Right section of the Portfolio of Investments.

(g)	The Level 3 security valued at $0 and $591 is held in Medical Equipment & Devices and Oil, Gas & Consumable Fuels within the Warrants section of the Portfolio of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2019	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2020	Change in Unrealized Appreciation (Depreciation) from Investments Held at September 30, 2020
Long-Term Bonds
Floating Rate Loans	$12,006,938	$5,189	$(785,912)	$287,812	$690,878	$(4,398,076)	$5,771,537	$(6,783,800)	$6,794,566	$(198,778)
Foreign Floating Rate Loans	-	2,355	(9,771)	(61,917)	-	(294,790)	2,053,077	-	1,688,954	(61,917)
Common Stocks	2,853,761	-	(360,293)	(1,749,607)	-	-	-	-	743,861	(2,109,899)
Preferred Stocks	-	-	(227,580)	227,580	-	-	-	-	-	-
Rights	59,991	-	-	2,885	-	-	-	-	62,876	2,885
Warrants	3,684	-	-	(94,189)	91,096	-	-	-	591	(94,189)

Total	$14,924,374	$7,544	$(1,383,556)	$(1,387,436)	$781,974	$(4,692,866)	$7,824,614	$(6,783,800)	$9,290,848	$(2,461,898)

(a) Sales include principal reductions.

As of September 30, 2020, securities with a market value of $7,824,614 transferred from Level 2 to Level 3 as the fair value obtained from an independent pricing service, utilized significant unobservable inputs. As of December 31, 2019, the fair value obtained for these securities, as determined by an independent pricing service, utilized significant other observable inputs.

As of September 30, 2020, securities with a market value of $6,783,800 transferred from Level 3 to Level 2 as the fair value obtained from an independent pricing service, utilized significant other observable inputs. As of December 31, 2019, the fair value obtained for these securities, as determined by an independent pricing service, utilized significant unobservable inputs.

MainStay VP Growth Allocation Portfolio

Portfolio of Investments September 30, 2020 (Unaudited)

	Shares	Value
Affiliated Investment Companies 97.7% †
Equity Funds 97.7%
IQ 50 Percent Hedged FTSE International ETF (a)	1,025,366	$20,394,530
IQ 500 International ETF (a)	2,028,236	49,870,064
IQ Candriam ESG International Equity ETF (a)	556,024	13,344,131
IQ Candriam ESG U.S. Equity ETF (a)	1,208,218	35,107,190
IQ Chaikin U.S. Large Cap ETF (a)	1,596,562	40,117,133
IQ Chaikin U.S. Small Cap ETF (a)	291,788	6,471,333
MainStay Epoch Capital Growth Fund Class I	158,741	2,320,800
MainStay Epoch International Choice Fund Class I (a)	1,295,945	45,915,328
MainStay Epoch U.S. All Cap Fund Class R6 (a)	1,458,840	37,944,425
MainStay MacKay International Opportunities Fund Class I (a)	5,995,892	39,992,596
MainStay MAP Equity Fund Class I (a)	1,869,447	77,843,767
MainStay VP Emerging Markets Equity Portfolio Initial Class (a)	5,935,439	58,281,860
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class (a)	4,912,908	70,980,225
MainStay VP MacKay Common Stock Portfolio Initial Class	320,073	8,869,618
MainStay VP MacKay Growth Portfolio Initial Class (a)	1,481,268	57,568,452
MainStay VP MacKay International Equity Portfolio Initial Class (a)	1,949,784	33,610,385
MainStay VP MacKay Mid Cap Core Portfolio Initial Class (a)	4,159,032	52,533,143
MainStay VP MacKay S&P 500 Index Portfolio Initial Class (a)	1,495,875	97,349,300
MainStay VP MacKay Small Cap Core Portfolio Initial Class (a)	3,434,723	31,613,875
MainStay VP Small Cap Growth Portfolio Initial Class (a)	4,799,192	70,988,208
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)	5,842,190	62,862,553
MainStay VP Winslow Large Cap Growth Portfolio Initial Class (a)	2,934,703	93,854,440
Total Affiliated Investment Companies (Cost $988,316,004)		1,007,833,356

Short-Term Investment 2.4%
Affiliated Investment Company 2.4%
MainStay U.S. Government Liquidity Fund, 0.02% (b)	24,564,318	24,564,318
Total Short-Term Investment (Cost $24,564,318)		24,564,318
Total Investments (Cost $1,012,880,322)	100.1%	1,032,397,674
Other Assets, Less Liabilities	(0.1)	(980,585)
Net Assets	100.0%	$1,031,417,089

†	Percentages indicated are based on Portfolio net assets.
(a)	As of September 30, 2020, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Current yield as of September 30, 2020.

Swap Contracts

Open OTC total return swap contracts as of June 30, 2020 were as follows1:

Swap Counterparty	Reference Obligation	Floating Rate [2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)*	Unrealized Appreciation[3]
Citigroup	iShares MSCI EAFE ETF	1 month LIBOR BBA plus 0.40%	12/01/2020	Monthly	$21,451	$—
Citigroup	iShares MSCI Emerging Markets ETF	1 month LIBOR BBA minus 0.65%	12/01/2020	Monthly	(21,395)	—
Citigroup	iShares MSCI USA Quality Factor ETF	1 month LIBOR BBA minus 0.40%	12/01/2020	Monthly	(3,733)	—
Citigroup	Russell 1000 Growth Total Return Index	1 month LIBOR BBA minus 0.03%	8/05/2021	Monthly	(555)	—
Citigroup	Russell 1000 Value Total Return Index	1 month LIBOR BBA plus 0.319%	12/07/2020	Monthly	37,064	—
Citigroup	Russell 2000 Total Return Index	1 month LIBOR BBA plus 0.15%	12/07/2020	Monthly	9,351	—
Citigroup	Russell Midcap Total Return Index	1 month LIBOR BBA minus 0.128%	12/07/2020	Monthly	(18,354)	—
Citigroup	S&P 500 Financial Sector Total Return Index	1 month LIBOR BBA plus 0.26%	9/13/2021	Monthly	4,392	—
Citigroup	S&P 500 Materials Sector Total Return Index	1 month LIBOR BBA minus 0.05%	9/13/2021	Monthly	(27,607)	—
Citigroup	VanEck Vectors Gold Miners ETF	1 month LIBOR BBA plus 0.50%	12/01/2020	Monthly	16,540	—

1	As of September 30, 2020, cash in the amount of $2,900,000 was pledged from brokers for OTC swap contracts.
2	Fund pays the floating rate and receives the total return of the reference entity.
3	Reflects the value at reset date as of September 30, 2020.
*	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.

The following abbreviations are used in the preceding pages:

BBA	—British Bankers' Association
ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange
LIBOR	—London Interbank Offered Rate

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments (a)
Affiliated Investment Companies
Equity Funds	$1,007,833,356	$—	$—	$1,007,833,356
Short-Term Investment	24,564,318	—	—	24,564,318
Total Investments in Securities	$1,032,397,674	$—	$—	$1,032,397,674

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay VP Income Builder Portfolio

Portfolio of Investments September 30, 2020 (Unaudited)

	Principal Amount		Value
Long-Term Bonds 56.0% †
Asset-Backed Securities 3.1%
Auto Floor Plan Asset-Backed Securities 0.7%
Ford Credit Floorplan Master Owner Trust
Series 2019-4, Class A 2.44%, due 9/15/26		$850,000	$903,006
Series 2017-3, Class A 2.48%, due 9/15/24		895,000	929,523
Series 2018-4, Class A 4.06%, due 11/15/30		1,210,000	1,379,498
General Motors Floorplan Owner Revolving Trust Series 2019-2, Class A 2.90%, due 4/15/26 (a)		1,280,000	1,373,720
			4,585,747
Automobile Asset-Backed Securities 0.8%
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class A 2.33%, due 8/20/26 (a)		515,000	530,404
CarMax Auto Owner Trust Series 2019-3, Class A3 2.18%, due 8/15/24		905,000	929,750
Chase Auto Credit Linked Notes Series 2020-1, Class B 0.991%, due 1/25/28 (a)		750,000	751,105
Ford Credit Auto Owner Trust Series 2020-1, Class A 2.04%, due 8/15/31 (a)		680,000	712,527
Santander Retail Auto Lease Trust Series 2019-B, Class A3 2.30%, due 1/20/23 (a)		650,000	664,343
Santander Revolving Auto Loan Trust Series 2019-A, Class A 2.51%, due 1/26/32 (a)		445,000	471,400
Volkswagen Auto Lease Trust Series 2019-A, Class A3 1.99%, due 11/21/22		1,000,000	1,018,584
			5,078,113
Credit Cards 0.3%
Capital One Multi-Asset Execution Trust Series 2019-A3, Class A3 2.06%, due 8/15/28		700,000	752,348
Discover Card Execution Note Trust Series 2017-A7, Class A7 0.512% (1 Month LIBOR + 0.36%), due 4/15/25 (b)		1,285,000	1,288,173
			2,040,521
Home Equity 0.0% ‡
MASTR Asset-Backed Securities Trust Series 2006-HE4, Class A1 0.198% (1 Month LIBOR + 0.05%), due 11/25/36 (b)		220,635	101,654

Other Asset-Backed Securities 1.2%
American Tower Trust I Series 2013, Class 2A 3.07%, due 3/15/48 (a)		175,000	178,595
Carrington Mortgage Loan Trust Series 2007-HE1, Class A3 0.338% (1 Month LIBOR + 0.19%), due 6/25/37 (b)		1,620,000	1,541,487
CF Hippolyta LLC (a)
Series 2020-1, Class A1 1.69%, due 7/15/60		790,000	798,927
Series 2020-1, Class A2 1.99%, due 7/15/60		489,184	498,883
JPMorgan Mortgage Acquisition Trust Series 2007-HE1, Class AF1 0.248% (1 Month LIBOR + 0.10%), due 3/25/47 (b)		146,620	92,827
MMAF Equipment Finance LLC Series 2020-BA, Class A4 0.66%, due 11/15/27 (a)		1,500,000	1,497,943
MVW Owner Trust Series 2019-2A, Class A 2.22%, due 10/20/38 (a)		831,105	848,595
PFS Financing Corp. (a)
Series 2020-B, Class B 1.71%, due 6/15/24		355,000	358,083
Series 2020-A, Class B 1.77%, due 6/15/25		765,000	767,964
Sierra Receivables Funding Co., LLC Series 2020-2A, Class A 1.33%, due 7/20/37 (a)		570,461	570,724
			7,154,028
Student Loans 0.1%
KeyCorp Student Loan Trust Series 2000-A, Class A2 0.57% (3 Month LIBOR + 0.32%), due 5/25/29 (b)		9,197	9,184
Navient Student Loan Trust Series 2020-DA, Class A 1.69%, due 5/15/69 (a)		446,311	452,045
			461,229
Total Asset-Backed Securities (Cost $18,841,315)			19,421,292

Convertible Bonds 0.6%
Machinery - Diversified 0.3%
Chart Industries, Inc. 1.00%, due 11/15/24 (a)		1,528,000	2,125,411

Semiconductors 0.3%
ON Semiconductor Corp. 1.625%, due 10/15/23		1,289,000	1,705,508

Total Convertible Bonds (Cost $2,525,293)			3,830,919

Corporate Bonds 34.8%
Aerospace & Defense 0.2%
BAE Systems PLC 3.00%, due 9/15/50 (a)		570,000	576,241
L3Harris Technologies, Inc. 4.40%, due 6/15/28		810,000	965,532
			1,541,773
Agriculture 0.4%
Altria Group, Inc. 3.80%, due 2/14/24		1,300,000	1,420,936
BAT Capital Corp. 3.734%, due 9/25/40		340,000	341,188
JBS Investments II GmbH 7.00%, due 1/15/26 (Austria) (a)		460,000	491,050
			2,253,174
Airlines 1.0%
American Airlines Pass-Through Trust Series 2013-2, Class A, Pass-Through Trust 4.95%, due 7/15/24		1,066,141	914,253
Delta Air Lines Pass-Through Trust Series 2019-1, Class AA, Pass-Through Trust 3.204%, due 10/25/25		920,000	916,885
Delta Air Lines, Inc. 7.00%, due 5/1/25 (a)		985,000	1,081,554
Delta Air Lines, Inc. / SkyMiles IP, Ltd.(a)
4.50%, due 10/20/25		465,000	477,486
4.75%, due 10/20/28		325,000	337,441
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 6.50%, due 6/20/27 (a)		795,000	827,794
U.S. Airways Pass-Through Trust
Series 2012-1, Class A, Pass-Through Trust 5.90%, due 4/1/26		595,433	583,364
Series 2010-1, Class A, Pass-Through Trust 6.25%, due 10/22/24		314,226	286,200
United Airlines Pass-Through Trust
Series 2014-2, Class B 4.625%, due 3/3/24		267,648	249,136
Series 2007-1, Pass-Through Trust 6.636%, due 1/2/24		355,436	330,582
			6,004,695
Apparel 0.1%
Hanesbrands, Inc. 5.375%, due 5/15/25 (Canada) (a)		565,000	596,075

Auto Manufacturers 1.0%
Daimler Finance North America LLC 0.799% (3 Month LIBOR + 0.55%), due 5/4/21 (Germany) (a)(b)		685,000	685,304
Ford Motor Co.
8.50%, due 4/21/23		890,000	970,100
9.00%, due 4/22/25		890,000	1,020,394
Ford Motor Credit Co. LLC
4.063%, due 11/1/24		780,000	779,025
4.25%, due 9/20/22		305,000	307,641
5.875%, due 8/2/21		150,000	152,813
General Motors Co. 6.125%, due 10/1/25		285,000	331,073
General Motors Financial Co., Inc.
3.15%, due 6/30/22		320,000	328,720
3.45%, due 4/10/22		1,500,000	1,542,186
5.20%, due 3/20/23		345,000	374,271
			6,491,527
Banks 8.0%
Bank of America Corp.
2.496%, due 2/13/31 (c)		650,000	683,381
2.676%, due 6/19/41 (c)		1,195,000	1,220,192
2.738%, due 1/23/22 (c)		1,150,000	1,158,093
3.004%, due 12/20/23 (c)		734,000	770,550
3.458%, due 3/15/25 (c)		1,425,000	1,544,840
3.499%, due 5/17/22 (c)		1,635,000	1,665,653
3.705%, due 4/24/28 (c)		555,000	627,585
4.078%, due 4/23/40 (c)		785,000	934,688
4.20%, due 8/26/24		325,000	361,933
4.30%, due 1/28/25 (c)(d)		1,461,000	1,417,170
6.30%, due 3/10/26 (c)(d)		735,000	830,623
BNP Paribas S.A. 3.052%, due 1/13/31 (France) (a)(c)		885,000	949,130
Citibank N.A. 3.40%, due 7/23/21		1,340,000	1,370,910
Citigroup, Inc. (United Kingdom)
2.976%, due 11/5/30 (c)		845,000	913,556
3.352%, due 4/24/25 (c)		780,000	843,901
3.668%, due 7/24/28 (c)		430,000	483,368
3.70%, due 1/12/26		545,000	610,729
3.98%, due 3/20/30 (c)		565,000	650,403
4.05%, due 7/30/22		105,000	111,504
5.30%, due 5/6/44		436,000	581,391
6.625%, due 6/15/32		190,000	265,455
Citizens Financial Group, Inc. 4.30%, due 12/3/25		1,190,000	1,370,094
Credit Suisse Group A.G. 2.593%, due 9/11/25 (Switzerland) (a)(c)		365,000	381,150
First Horizon National Corp. 4.00%, due 5/26/25		775,000	842,578
Goldman Sachs Group, Inc.
1.45% (3 Month LIBOR + 1.17%), due 5/15/26 (b)		815,000	822,922
2.905%, due 7/24/23 (c)		310,000	321,567
2.908%, due 6/5/23 (c)		285,000	295,190
3.625%, due 1/22/23		1,330,000	1,421,709
5.25%, due 7/27/21		1,295,000	1,346,867
6.75%, due 10/1/37		159,000	231,016
HSBC Holdings PLC 3.973%, due 5/22/30 (United Kingdom) (c)		465,000	519,158
Huntington Bancshares, Inc. 3.15%, due 3/14/21		1,295,000	1,308,876
JPMorgan Chase & Co.(c)
2.182%, due 6/1/28		1,250,000	1,304,208
2.956%, due 5/13/31		475,000	509,630
3.207%, due 4/1/23		1,540,000	1,600,198
3.54%, due 5/1/28		1,275,000	1,436,158
4.60%, due 2/1/25 (d)		1,409,000	1,380,820
Lloyds Banking Group PLC (United Kingdom)
4.582%, due 12/10/25		508,000	558,363
4.65%, due 3/24/26		1,075,000	1,195,448
Morgan Stanley
3.125%, due 1/23/23		1,560,000	1,649,341
3.885% (3 Month LIBOR + 3.61%), due 1/15/21 (b)(d)		645,000	608,719
4.875%, due 11/1/22		495,000	535,096
5.00%, due 11/24/25		1,150,000	1,351,054
6.25%, due 8/9/26		881,000	1,118,868
7.25%, due 4/1/32		100,000	150,513
Natwest Group PLC (United Kingdom)
3.073% (1 Year Treasury Constant Maturity Rate + 2.55%), due 5/22/28 (b)		1,045,000	1,098,165
6.00%, due 12/19/23		70,000	78,723
PNC Bank N.A. 2.55%, due 12/9/21		815,000	835,628
PNC Financial Services Group, Inc. 2.55%, due 1/22/30		810,000	877,363
Toronto-Dominion Bank 1.80%, due 7/13/21 (Canada)		1,535,000	1,553,331
Truist Bank 2.636% (5 Year Treasury Constant Maturity Rate + 1.15%), due 9/17/29 (b)		760,000	788,443
Truist Financial Corp. 4.95% (5 Year Treasury Constant Maturity Rate + 4.605%), due 9/1/25 (b)(d)		940,000	989,350
Wachovia Corp. 5.50%, due 8/1/35		700,000	930,196
Wells Fargo & Co. 2.406%, due 10/30/25 (c)		525,000	549,741
Wells Fargo Bank N.A.
2.60%, due 1/15/21		985,000	991,599
3.55%, due 8/14/23		1,015,000	1,098,841
			50,045,978
Beverages 0.2%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc. 4.70%, due 2/1/36		475,000	573,810
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.15%, due 1/23/25		250,000	282,882
4.75%, due 1/23/29		495,000	604,107
			1,460,799
Biotechnology 0.2%
Biogen, Inc. 3.625%, due 9/15/22		1,240,000	1,313,130

Building Materials 0.7%
Builders FirstSource, Inc.(a)
5.00%, due 3/1/30		1,020,000	1,055,700
6.75%, due 6/1/27		490,000	524,912
Carrier Global Corp. 2.493%, due 2/15/27 (a)		1,100,000	1,150,192
Cemex S.A.B. de C.V. 3.125%, due 3/19/26 (Mexico) (a)	EUR	1,515,000	1,780,702
			4,511,506
Chemicals 0.8%
Air Liquide Finance S.A. 1.75%, due 9/27/21 (France) (a)		$610,000	618,115
Avient Corp. 5.75%, due 5/15/25 (a)		1,218,000	1,291,080
Braskem Netherlands Finance B.V. 4.50%, due 1/10/28 (Netherlands) (a)		745,000	717,062
Huntsman International LLC 4.50%, due 5/1/29		731,000	822,277
Nutrition & Biosciences, Inc. 1.832%, due 10/15/27 (a)		990,000	994,488
Orbia Advance Corp. S.A.B. de C.V. 4.00%, due 10/4/27 (Mexico) (a)		625,000	673,438
			5,116,460
Commercial Services 0.8%
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6.625%, due 7/15/26 (a)		650,000	692,250
Ashtead Capital, Inc. 4.00%, due 5/1/28 (United Kingdom) (a)		380,000	394,250
California Institute of Technology 3.65%, due 9/1/19		775,000	847,293
Cintas Corp. No 2 3.70%, due 4/1/27		1,065,000	1,227,752
Herc Holdings, Inc. 5.50%, due 7/15/27 (a)		710,000	734,602
PayPal Holdings, Inc. 2.40%, due 10/1/24		1,120,000	1,186,693
			5,082,840
Computers 0.7%
Apple, Inc.
1.55%, due 8/4/21		545,000	550,238
2.75%, due 1/13/25		715,000	774,290
Dell International LLC / EMC Corp.(a)
4.90%, due 10/1/26		680,000	768,687
5.30%, due 10/1/29		318,000	364,714
8.10%, due 7/15/36		470,000	618,068
NCR Corp. 5.00%, due 10/1/28 (a)		991,000	991,793
			4,067,790
Cosmetics & Personal Care 0.1%
Estee Lauder Cos., Inc. 2.60%, due 4/15/30		315,000	344,139

Distribution & Wholesale 0.3%
Performance Food Group, Inc. 5.50%, due 10/15/27 (a)		1,893,000	1,949,790

Diversified Financial Services 2.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)
3.30%, due 1/23/23		730,000	732,612
4.45%, due 12/16/21		285,000	291,203
4.625%, due 7/1/22		415,000	426,058
Air Lease Corp.
2.30%, due 2/1/25		1,215,000	1,195,474
2.75%, due 1/15/23		500,000	511,102
3.50%, due 1/15/22		340,000	348,813
4.25%, due 9/15/24		420,000	439,414
Ally Financial, Inc.
3.875%, due 5/21/24		310,000	330,365
8.00%, due 11/1/31		1,560,000	2,135,834
Avolon Holdings Funding, Ltd. 2.875%, due 2/15/25 (a)		1,040,000	953,266
BOC Aviation, Ltd. 2.625%, due 9/17/30 (a)		1,120,000	1,110,729
Capital One Financial Corp. 4.20%, due 10/29/25		165,000	183,155
Caterpillar Financial Services Corp. 2.90%, due 3/15/21		1,735,000	1,755,055
Charles Schwab Corp. 5.375% (5 Year Treasury Constant Maturity Rate + 4.971%), due 6/1/25 (b)(d)		1,000,000	1,083,550
Intercontinental Exchange, Inc. 3.00%, due 9/15/60		900,000	910,080
			12,406,710
Electric 1.0%
Connecticut Light & Power Co. 4.00%, due 4/1/48		450,000	569,754
Duke Energy Ohio, Inc. 4.30%, due 2/1/49		565,000	714,914
Duquesne Light Holdings, Inc. 3.616%, due 8/1/27 (a)		865,000	923,964
Entergy Louisiana LLC 4.00%, due 3/15/33		790,000	989,199
Evergy, Inc. 5.292%, due 6/15/22 (e)		500,000	531,625
Public Service Electric & Gas Co. 3.00%, due 5/15/27		800,000	886,402
Puget Energy, Inc. 5.625%, due 7/15/22		350,000	375,049
Southern California Edison Co.
3.70%, due 8/1/25 (f)		330,000	365,795
4.00%, due 4/1/47		520,000	557,971
WEC Energy Group, Inc. 2.393% (3 Month LIBOR + 2.113%), due 5/15/67 (b)		480,000	389,550
			6,304,223
Environmental Controls 0.2%
Republic Services, Inc. 4.75%, due 5/15/23		580,000	637,796
Waste Management, Inc. 2.40%, due 5/15/23		810,000	846,334
			1,484,130
Food 1.7%
JBS USA LUX S.A. / JBS Food Co. / JBS USA Finance, Inc. 5.50%, due 1/15/30 (a)		485,000	527,908
Kraft Heinz Foods Co.
4.25%, due 3/1/31 (a)		1,267,000	1,390,090
5.00%, due 7/15/35		501,000	576,900
Mondelez International Holdings Netherlands B.V. 2.00%, due 10/28/21 (Netherlands) (a)		1,110,000	1,127,440
Nestle Holdings, Inc.(a)
1.00%, due 9/15/27		1,750,000	1,749,279
3.10%, due 9/24/21		1,615,000	1,656,624
Smithfield Foods, Inc. 3.35%, due 2/1/22 (a)		565,000	570,991
Sysco Corp.
3.30%, due 2/15/50		465,000	436,311
5.95%, due 4/1/30		530,000	671,737
Tyson Foods, Inc. 3.95%, due 8/15/24		965,000	1,074,316
U.S. Foods, Inc. 6.25%, due 4/15/25 (a)		830,000	878,762
			10,660,358
Food Services 0.1%
Aramark Services, Inc. 6.375%, due 5/1/25 (a)		757,000	788,548

Gas 0.1%
Southern California Gas Co. 4.30%, due 1/15/49		325,000	414,019

Health Care - Products 0.1%
Abbott Laboratories 3.40%, due 11/30/23		535,000	581,786

Health Care - Services 0.6%
Cigna Holding Co. 4.375%, due 12/15/20		135,000	135,417
Health Care Service Corp. A Mutual Legal Reserve Co. 2.20%, due 6/1/30 (a)		1,685,000	1,725,871
Laboratory Corp. of America Holdings 2.30%, due 12/1/24 (f)		1,225,000	1,294,573
NYU Langone Hospitals 3.38%, due 7/1/55		630,000	636,930
			3,792,791
Holding Company - Diversified 0.2%
CK Hutchison International (17) II, Ltd. 3.25%, due 9/29/27 (Hong Kong) (a)		925,000	1,014,189

Insurance 1.9%
Equitable Holdings, Inc. 5.00%, due 4/20/48		830,000	981,085
Jackson National Life Global Funding 0.73% (3 Month LIBOR + 0.48%), due 6/11/21 (a)(b)		1,895,000	1,899,870
Liberty Mutual Group, Inc. 4.25%, due 6/15/23 (a)		295,000	323,391
MassMutual Global Funding II(a)
2.50%, due 10/17/22		1,270,000	1,324,240
2.95%, due 1/11/25		365,000	398,135
Peachtree Corners Funding Trust 3.976%, due 2/15/25 (a)		425,000	467,927
Pricoa Global Funding I 2.55%, due 11/24/20 (a)		765,000	767,527
Principal Life Global Funding II 2.375%, due 11/21/21 (a)		1,470,000	1,501,396
Protective Life Corp. 8.45%, due 10/15/39		725,000	1,138,204
Reliance Standard Life Global Funding II 2.50%, due 10/30/24 (United Kingdom) (a)		950,000	991,788
Voya Financial, Inc. 3.65%, due 6/15/26		310,000	351,335
Willis North America, Inc.
2.95%, due 9/15/29		1,395,000	1,503,222
3.875%, due 9/15/49		185,000	212,621
			11,860,741
Internet 0.5%
Expedia Group, Inc.
3.25%, due 2/15/30		1,305,000	1,257,381
3.60%, due 12/15/23 (a)		480,000	490,422
3.80%, due 2/15/28		157,000	158,545
5.00%, due 2/15/26		22,000	23,463
6.25%, due 5/1/25 (a)		200,000	220,582
Weibo Corp. (China)
3.375%, due 7/8/30		715,000	726,447
3.50%, due 7/5/24		465,000	489,258
			3,366,098
Internet Software & Services 0.1%
Cablevision Lightpath LLC 3.875%, due 9/15/27 (a)		415,000	415,000

Iron & Steel 0.3%
ArcelorMittal S.A. 4.55%, due 3/11/26 (Luxembourg)		800,000	866,849
Vale Overseas, Ltd. (Brazil)
6.25%, due 8/10/26		435,000	514,388
6.875%, due 11/21/36		305,000	397,015
			1,778,252
Lodging 0.7%
Boyd Gaming Corp. 8.625%, due 6/1/25 (a)		252,000	276,263
Hilton Domestic Operating Co., Inc.
4.875%, due 1/15/30		695,000	715,850
5.75%, due 5/1/28 (a)		315,000	331,931
Las Vegas Sands Corp. 3.20%, due 8/8/24		555,000	561,032
Marriott International, Inc.
2.30%, due 1/15/22		890,000	896,668
3.60%, due 4/15/24		920,000	948,208
Sands China, Ltd. (Macao)
4.60%, due 8/8/23		355,000	378,469
5.125%, due 8/8/25		460,000	501,846
			4,610,267
Machinery - Diversified 0.4%
CNH Industrial Capital LLC
4.20%, due 1/15/24		545,000	585,563
4.875%, due 4/1/21		1,445,000	1,472,894
John Deere Capital Corp. 3.65%, due 10/12/23		135,000	148,342
			2,206,799
Media 0.7%
Comcast Corp.
3.25%, due 11/1/39		675,000	751,702
4.70%, due 10/15/48		555,000	740,148
Diamond Sports Group LLC / Diamond Sports Finance Co. 6.625%, due 8/15/27 (a)(f)		1,330,000	692,431
Grupo Televisa S.A.B. 5.25%, due 5/24/49 (Mexico)		480,000	563,861
Sirius XM Radio, Inc. 4.125%, due 7/1/30 (a)		955,000	972,906
Sky, Ltd. 3.75%, due 9/16/24 (a)		340,000	379,197
Time Warner Entertainment Co., L.P. 8.375%, due 3/15/23		355,000	417,195
			4,517,440
Metal Fabricate & Hardware 0.3%
Precision Castparts Corp. 3.25%, due 6/15/25		1,455,000	1,611,840

Mining 0.4%
Anglo American Capital PLC 4.875%, due 5/14/25 (United Kingdom) (a)		455,000	518,250
Corp. Nacional del Cobre de Chile 3.00%, due 9/30/29 (Chile) (a)		635,000	670,731
Glencore Funding LLC 1.625%, due 9/1/25 (a)		1,205,000	1,194,890
			2,383,871
Miscellaneous - Manufacturing 0.6%
General Electric Co.
3.625%, due 5/1/30		645,000	667,971
4.25%, due 5/1/40		705,000	715,264
4.35%, due 5/1/50		550,000	560,786
Siemens Financieringsmaatschappij N.V. 2.70%, due 3/16/22 (Germany) (a)		760,000	785,096
Textron Financial Corp. 2.015% (3 Month LIBOR + 1.735%), due 2/15/67 (a)(b)		1,295,000	893,550
			3,622,667
Oil & Gas 1.2%
BP Capital Markets America, Inc. 3.00%, due 2/24/50		345,000	332,095
BP Capital Markets PLC 4.875% (5 Year Treasury Constant Maturity Rate + 4.398%), due 3/22/30 (b)(d)		1,120,000	1,198,400
Gazprom PJSC Via Gaz Capital S.A. 7.288%, due 8/16/37 (Luxembourg) (a)		640,000	904,403
Marathon Petroleum Corp.
4.50%, due 5/1/23		620,000	669,108
4.70%, due 5/1/25		675,000	762,799
5.125%, due 12/15/26		450,000	521,705
Total Capital International S.A. 3.127%, due 5/29/50 (France)		975,000	1,011,915
Valero Energy Corp.
3.65%, due 3/15/25		1,000,000	1,082,291
6.625%, due 6/15/37		415,000	522,023
WPX Energy, Inc. 4.50%, due 1/15/30		145,000	142,555
			7,147,294
Packaging & Containers 0.4%
Berry Global, Inc. 4.875%, due 7/15/26 (a)		84,000	88,200
Owens Brockway Glass Container, Inc. 6.625%, due 5/13/27 (a)		1,135,000	1,229,347
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.125%, due 7/15/23 (New Zealand) (a)		1,060,000	1,073,250
			2,390,797
Pharmaceuticals 1.0%
AbbVie, Inc.(a)
3.45%, due 3/15/22		1,005,000	1,042,416
4.05%, due 11/21/39		1,125,000	1,293,703
Bausch Health Cos., Inc.(a)
5.75%, due 8/15/27		465,000	493,481
6.25%, due 2/15/29		555,000	570,851
Becton Dickinson & Co. 4.669%, due 6/6/47		635,000	784,098
Bristol-Myers Squibb Co. 3.625%, due 5/15/24		1,400,000	1,542,762
Eli Lilly & Co. 2.50%, due 9/15/60		725,000	688,776
			6,416,087
Pipelines 0.7%
Enterprise Products Operating LLC
3.125%, due 7/31/29		630,000	686,688
3.95%, due 1/31/60		595,000	587,135
4.20%, due 1/31/50		160,000	170,104
MPLX, L.P. 2.65%, due 8/15/30		730,000	712,527
Spectra Energy Partners, L.P. 4.75%, due 3/15/24		795,000	885,346
Transcontinental Gas Pipe Line Co. LLC 4.60%, due 3/15/48		840,000	960,494
Western Midstream Operating L.P. 6.25%, due 2/1/50		350,000	324,188
			4,326,482
Real Estate Investment Trusts 1.4%
Alexandria Real Estate Equities, Inc. 3.375%, due 8/15/31		825,000	930,927
American Tower Corp.
3.375%, due 10/15/26		705,000	780,711
3.60%, due 1/15/28		375,000	420,638
Crown Castle International Corp. 5.25%, due 1/15/23		1,290,000	1,420,081
Digital Realty Trust, L.P. 3.70%, due 8/15/27		1,295,000	1,455,456
Equinix, Inc.
1.25%, due 7/15/25		710,000	714,865
2.625%, due 11/18/24 (f)		740,000	786,809
GLP Capital, L.P. / GLP Financing II, Inc. 3.35%, due 9/1/24		505,000	512,227
Iron Mountain, Inc. 5.25%, due 7/15/30 (a)		720,000	750,600
Kilroy Realty, L.P. 3.45%, due 12/15/24		720,000	759,759
			8,532,073
Retail 1.3%
AutoNation, Inc. 4.75%, due 6/1/30		630,000	742,275
CVS Health Corp.
2.70%, due 8/21/40		1,255,000	1,196,120
4.78%, due 3/25/38		400,000	487,355
CVS Pass-Through Trust 5.789%, due 1/10/26 (a)		26,355	28,399
Macy’s, Inc. 8.375%, due 6/15/25 (a)		1,370,000	1,416,484
McDonald’s Corp. 3.35%, due 4/1/23		1,085,000	1,158,754
O’Reilly Automotive, Inc. 3.55%, due 3/15/26		1,000,000	1,129,825
QVC, Inc. 4.375%, due 9/1/28		940,000	958,800
Starbucks Corp.
3.35%, due 3/12/50		375,000	384,817
4.45%, due 8/15/49		475,000	573,454
			8,076,283
Semiconductors 0.4%
Broadcom, Inc. 3.125%, due 10/15/22		945,000	988,989
Intel Corp. 4.75%, due 3/25/50		515,000	709,217
NXP B.V. / NXP Funding LLC / NXP USA, Inc. 3.40%, due 5/1/30 (Netherlands) (a)		555,000	607,563
			2,305,769
Software 0.3%
Fiserv, Inc.
2.75%, due 7/1/24		325,000	347,190
3.20%, due 7/1/26		205,000	227,764
salesforce.com, Inc.
3.25%, due 4/11/23		510,000	546,335
3.70%, due 4/11/28		690,000	814,661
			1,935,950
Telecommunications 1.6%
AT&T, Inc.
2.875% (EUAM DB05 + 3.14%), due 3/2/25 (b)(d)	EUR	800,000	904,428
3.50%, due 9/15/53 (a)		$795,000	768,625
4.35%, due 3/1/29		320,000	376,674
CommScope Technologies LLC 6.00%, due 6/15/25 (a)		443,000	449,003
CommScope, Inc. 7.125%, due 7/1/28 (a)		1,080,000	1,109,700
Crown Castle Towers LLC 4.241%, due 7/15/48 (a)		990,000	1,128,178
Level 3 Financing, Inc. 3.40%, due 3/1/27 (a)		1,050,000	1,130,617
Sprint Communications, Inc. 6.00%, due 11/15/22		24,000	25,860
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 4.738%, due 9/20/29 (a)		1,545,000	1,670,531
T-Mobile USA, Inc. 4.50%, due 4/15/50 (a)		430,000	515,860
Telefonica Emisiones S.A. 5.462%, due 2/16/21 (Spain)		175,000	178,235
Verizon Communications, Inc. 1.38% (3 Month LIBOR + 1.10%), due 5/15/25 (b)		985,000	1,006,235
Vodafone Group PLC 4.25%, due 9/17/50		685,000	794,471
			10,058,417
Toys, Games & Hobbies 0.1%
Hasbro, Inc. 2.60%, due 11/19/22 (Canada)		500,000	517,991

Transportation 0.0% ‡
XPO Logistics, Inc. 6.50%, due 6/15/22 (a)		277,000	277,693
Total Corporate Bonds (Cost $205,406,804)			216,584,241

Foreign Bonds 0.1%
Banks 0.1%
Barclays Bank PLC Series Reg S 10.00%, due 5/21/21 (United Kingdom)	GBP	525,000	714,383
Total Foreign Bonds (Cost $832,699)			714,383

Foreign Government Bonds 0.5%
Brazil 0.2%
Brazilian Government International Bond 4.625%, due 1/13/28 (Brazil)		$1,161,000	1,258,536

Mexico 0.3%
Mexico Government International Bond 3.25%, due 4/16/30 (Mexico)		2,031,000	2,080,373

Total Foreign Government Bonds (Cost $3,239,362)			3,338,909

Loan Assignments 0.8% (b)
Buildings & Real Estate 0.2%
Realogy Group LLC 2018 Term Loan B 3.00%(1 Month LIBOR + 2.25%), due 2/8/25		1,238,212	1,183,008
Containers, Packaging & Glass 0.2%
BWAY Holding Co. 2017 Term Loan B 3.523%(3 Month LIBOR + 3.25%), due 4/3/24		1,266,905	1,193,530
Finance 0.2%
Alliant Holdings Intermediate LLC 2018 Term Loan B 2.897%(1 Month LIBOR + 2.75%), due 5/9/25		1,262,089	1,222,648
Personal & Nondurable Consumer Products (Manufacturing Only) 0.1%
Prestige Brands, Inc. Term Loan B4 2.147%(1 Month LIBOR + 2.00%), due 1/26/24		417,413	413,761
Telecommunications 0.1%
Level 3 Financing, Inc. 2019 Term Loan B 1.897%(1 Month LIBOR + 1.75%), due 3/1/27		718,508	694,259
Total Loan Assignments (Cost $4,800,589)			4,707,206

Mortgage-Backed Securities 6.2%
Agency (Collateralized Mortgage Obligations) 2.1%
Federal Home Loan Mortgage Corporation
REMIC, Series 4926, Class BP 3.00%, due 10/25/49		1,975,000	2,111,785
REMIC Series 4888, Class BA 3.50%, due 9/15/48		481,639	504,913
REMIC Series 4877, Class AT 3.50%, due 11/15/48		763,934	809,576
REMIC Series 4877, Class BE 3.50%, due 11/15/48		1,165,143	1,231,256
REMIC, Series 4958, Class DL 4.00%, due 1/25/50		1,775,000	1,932,189
Federal National Mortgage Association
REMIC, Series 2013-77, Class CY 3.00%, due 7/25/43		746,000	817,129
REMIC, Series 2019-13, Class PE 3.00%, due 3/25/49		785,412	836,555
REMIC Series 2019-13, Class CA 3.50%, due 4/25/49		1,132,715	1,242,660
REMIC, Series 2020-10, Class DA 3.50%, due 3/25/60		1,095,209	1,208,006
Government National Mortgage Association Series 2013-149, Class BA 3.25%, due 8/16/41		2,198,069	2,338,549
			13,032,618
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 3.7%
BANK
Series 2019-BN21, Class A5 2.851%, due 10/17/52		1,200,000	1,327,608
Series 2019-BN19, Class A2 2.926%, due 8/15/61		1,205,000	1,316,068
Bayview Commercial Asset Trust Series 2006-4A, Class A1 0.378% (1 Month LIBOR + 0.23%), due 12/25/36 (a)(b)		41,222	38,305
Benchmark Mortgage Trust
Series 2020-B19, Class A2 1.691%, due 9/15/53		935,000	962,698
Series 2019-B12, Class A5 3.116%, due 8/15/52		1,119,000	1,258,904
BX Commercial Mortgage Trust (a)
Series 2018-BILT, Class A 0.952% (1 Month LIBOR + 0.80%), due 5/15/30 (b)		1,065,000	1,019,592
Series 2018-GW, Class A 0.952% (1 Month LIBOR + 0.80%), due 5/15/35 (b)		760,000	733,314
Series 2019-OC11, Class A 3.202%, due 12/9/41		515,000	545,143
Series 2020-VIV3, Class B 3.543%, due 3/9/44		485,059	487,427
Series 2019-OC11, Class B 3.605%, due 12/9/41		360,000	373,270
Series 2019-OC11, Class C 3.856%, due 12/9/41		990,000	973,020
CSAIL Commercial Mortgage Trust Series 2015-C3, Class A4 3.718%, due 8/15/48		670,000	738,617
FREMF Mortgage Trust (a)(g)
Series 2015-K720, Class B 3.51%, due 7/25/22		460,000	475,346
Series 2013-K33, Class B 3.613%, due 8/25/46		1,094,000	1,160,984
Series 2014-K41, Class B 3.964%, due 11/25/47		330,000	362,579
Series 2013-K35, Class B 4.073%, due 12/25/46		490,000	527,405
GB Trust (a)(b)
Series 2020-FLIX, Class C 1.752% (1 Month LIBOR + 1.60%), due 8/15/37		500,000	501,219
Series 2020-FLIX, Class D 2.502% (1 Month LIBOR + 2.35%), due 8/15/37		700,000	701,708
GS Mortgage Securities Trust
Series 2019-GC42, Class A4 3.001%, due 9/1/52		475,000	530,583
Series 2019-GC40, Class A4 3.16%, due 7/10/52		788,000	888,498
Hawaii Hotel Trust Series 2019-MAUI, Class A 1.302% (1 Month LIBOR + 1.15%), due 5/15/38 (a)(b)		460,000	445,120
Hudson Yards Mortgage Trust Series 2019-30HY, Class A 3.228%, due 7/10/39 (a)		560,000	627,371
JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16, Class A4 4.166%, due 12/15/46		880,000	959,697
Manhattan West Series 2020-1MW, Class D 2.13%, due 9/10/39 (a)		1,120,000	1,161,696
Morgan Stanley Bank of America Merrill Lynch Trust Series-2015-C23, Class A3 3.451%, due 7/15/50		471,777	516,267
Morgan Stanley Capital I Trust Series 2015-UBS8, Class A4 3.809%, due 12/15/48		780,000	872,461
One Bryant Park Trust Series 2019-OBP, Class A 2.516%, due 9/15/54 (a)		1,030,000	1,095,982
Wells Fargo Commercial Mortgage Trust (a)(g)
Series 2018-1745, Class A 3.874%, due 6/15/36		940,000	1,035,715
Series 2018-AUS, Class A 4.194%, due 8/17/36		1,200,000	1,317,740
			22,954,337
Whole Loan (Collateralized Mortgage Obligations) 0.4%
Chase Home Lending Mortgage Trust (a)(h)
Series 2019-ATR2, Class A3 3.50%, due 7/25/49		134,179	138,157
Series 2019-ATR1, Class A4 4.00%, due 4/25/49		193,599	194,731
JP Morgan Mortgage Trust (a)(h)
Series 2019-3, Class A3 4.00%, due 9/25/49		191,934	197,458
Series 2019-5, Class A4 4.00%, due 11/25/49		103,918	104,670
Seasoned Loans Structured Transaction Trust Series 2019-1, Class A1 3.50%, due 5/25/29		606,431	659,324
Wells Fargo Mortgage Backed Securities Trust Series 2020-2, Class A1 3.00%, due 12/25/49 (a)(h)		996,551	1,027,396
			2,321,736
Total Mortgage-Backed Securities (Cost $36,880,518)			38,308,691

Municipal Bonds 0.2%
California 0.2%
Regents of the University of California Medical Center Pooled, Revenue Bonds Series N 3.006%, due 5/15/50		1,115,000	1,207,378

New York 0.0% ‡
New York State Thruway Authority, Revenue Bonds Series M 2.90%, due 1/1/35		175,000	190,195
Total Municipal Bonds (Cost $1,290,000)			1,397,573

U.S. Government & Federal Agencies 9.7%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 2.5%
2.00%, due 7/1/50		955,637	988,229
2.00%, due 8/1/50		2,557,788	2,674,815
2.00%, due 8/1/50		1,228,935	1,270,848
2.00%, due 8/1/50		911,842	942,940
2.50%, due 1/1/40		299,109	313,997
2.50%, due 4/1/50		727,690	763,912
3.50%, due 1/1/48		3,268,961	3,475,814
3.50%, due 1/1/50		1,621,501	1,710,144
4.00%, due 2/1/49		391,022	420,609
5.00%, due 12/1/44		1,276,754	1,467,507
5.00%, due 12/1/48		1,276,181	1,398,483
			15,427,298
Federal National Mortgage Association (Mortgage Pass-Through Securities) 2.4%
2.50%, due 8/1/35		730,839	763,772
2.50%, due 2/1/40		299,479	314,386
2.50%, due 5/1/50		817,161	857,836
2.50%, due 8/1/50		99,258	104,624
2.50%, due 8/1/50		1,312,673	1,383,434
3.00%, due 3/1/50		1,379,430	1,458,728
3.00%, due 4/1/50		1,210,820	1,269,566
3.50%, due 3/1/37		1,707,456	1,890,257
3.50%, due 2/1/42		1,331,788	1,441,907
4.00%, due 5/1/48		1,020,998	1,089,512
4.00%, due 9/1/48		1,776,856	1,918,466
4.00%, due 1/1/49		432,043	468,945
4.00%, due 2/1/49		370,619	398,156
5.00%, due 9/1/33		1,539,174	1,764,838
6.00%, due 4/1/37		8,494	9,643
			15,134,070
United States Treasury Bonds 0.9%
4.375%, due 11/15/39		2,732,000	4,274,513
4.375%, due 5/15/40		705,000	1,108,503
4.50%, due 5/15/38		210,000	328,420
			5,711,436
United States Treasury Notes 3.2%
0.125%, due 7/31/22		10,645,000	10,645,000
0.125%, due 8/15/23		1,050,000	1,049,179
0.25%, due 7/31/25		6,655,000	6,650,321
0.375%, due 7/31/27		635,000	631,825
0.625%, due 8/15/30		1,000,000	995,000
			19,971,325
United States Treasury Inflation - Indexed Note 0.7% (i)
0.875%, due 1/15/29		3,821,701	4,453,028

Total U.S. Government & Federal Agencies (Cost $58,154,771)			60,697,157

Total Long-Term Bonds (Cost $331,971,351)			349,000,371

	Shares
Common Stocks 38.0%
Aerospace & Defense 0.7%
BAE Systems PLC (United Kingdom)	405,537	2,522,231
Lockheed Martin Corp.	5,144	1,971,592
		4,493,823
Air Freight & Logistics 1.0%
Deutsche Post A.G., Registered (Germany)	62,555	2,853,027
Hyundai Glovis Co., Ltd. (Republic of Korea)	10,290	1,267,003
United Parcel Service, Inc., Class B	10,868	1,810,935
		5,930,965
Auto Components 0.3%
Cie Generale des Etablissements Michelin SCA (France)	19,165	2,060,948

Banks 1.0%
JPMorgan Chase & Co.	16,344	1,573,437
PNC Financial Services Group, Inc.	9,292	1,021,284
Royal Bank of Canada (Canada)	31,279	2,196,143
Truist Financial Corp.	41,150	1,565,757
		6,356,621
Beverages 0.9%
Coca-Cola Co.	39,493	1,949,769
Coca-Cola European Partners PLC (United Kingdom)	33,517	1,300,795
PepsiCo., Inc.	15,266	2,115,868
		5,366,432
Biotechnology 0.9%
AbbVie, Inc.	39,101	3,424,857
Amgen, Inc.	9,126	2,319,464
		5,744,321
Capital Markets 1.3%
BlackRock, Inc.	2,986	1,682,760
CME Group, Inc.	6,305	1,054,889
Lazard, Ltd., Class A	44,053	1,455,952
Macquarie Group, Ltd. (Australia)	14,969	1,281,975
Singapore Exchange, Ltd. (Singapore)	228,000	1,528,296
T. Rowe Price Group, Inc.	9,872	1,265,788
		8,269,660
Chemicals 1.3%
BASF S.E. (Germany)	39,576	2,411,917
Dow, Inc.	30,615	1,440,436
LyondellBasell Industries N.V., Class A	22,650	1,596,598
Nutrien, Ltd.	66,377	2,603,970
		8,052,921
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc.	6	18

Communications Equipment 0.4%
Cisco Systems, Inc.	67,367	2,653,586

Diversified Telecommunication Services 2.6%
AT&T, Inc.	117,893	3,361,129
BCE, Inc. (Canada)	72,615	3,011,378
Deutsche Telekom A.G., Registered (Germany)	83,297	1,395,584
Orange S.A. (France)	126,071	1,313,161
TELUS Corp. (Canada)	136,975	2,410,217
Verizon Communications, Inc.	77,986	4,639,387
		16,130,856
Electric 0.0% ‡
Siemens Energy A.G. (Germany) (j)	915	24,674

Electric Utilities 2.2%
American Electric Power Co., Inc.	25,968	2,122,365
Duke Energy Corp.	26,051	2,307,076
Entergy Corp.	25,222	2,485,124
Evergy, Inc.	24,724	1,256,474
FirstEnergy Corp.	52,765	1,514,883
Fortis, Inc. (Canada)	45,547	1,862,175
Terna Rete Elettrica Nazionale S.p.A. (Italy)	336,011	2,353,493
		13,901,590
Electrical Equipment 0.8%
Eaton Corp. PLC	31,443	3,208,129
Emerson Electric Co.	25,720	1,686,461
		4,894,590
Equity Real Estate Investment Trusts 1.0%
American Tower Corp.	6,305	1,524,108
Iron Mountain, Inc.	103,872	2,782,731
Welltower, Inc.	34,017	1,873,996
		6,180,835
Food Products 0.9%
Danone S.A. (France)	26,384	1,708,171
Nestle S.A., Registered (Switzerland)	19,911	2,363,681
Orkla ASA (Norway)	160,946	1,628,527
		5,700,379
Gas Utilities 0.6%
Snam S.p.A. (Italy)	714,004	3,674,180

Health Care Providers & Services 0.3%
UnitedHealth Group, Inc.	5,558	1,732,818

Hotels, Restaurants & Leisure 0.9%
Las Vegas Sands Corp.	30,779	1,436,148
McDonald’s Corp.	5,973	1,311,014
Restaurant Brands International, Inc. (Canada) (f)	22,733	1,307,375
Vail Resorts, Inc.	7,218	1,544,435
		5,598,972
Household Durables 0.2%
Leggett & Platt, Inc.	32,936	1,355,975

Household Products 0.8%
Kimberly-Clark Corp.	20,492	3,025,849
Procter & Gamble Co.	14,020	1,948,640
		4,974,489
Industrial Conglomerates 0.3%
Siemens A.G., Registered (Germany)	15,392	1,946,840

Insurance 2.4%
Allianz S.E., Registered (Germany)	17,588	3,374,016
Assicurazioni Generali S.p.A. (Italy)	118,337	1,668,399
AXA S.A. (France)	95,244	1,761,687
MetLife, Inc.	54,344	2,019,966
Muenchener Rueckversicherungs-Gesellschaft A.G., Registered (Germany)	11,283	2,865,347
SCOR S.E. (France) (j)	48,119	1,334,829
Tokio Marine Holdings, Inc. (Japan)	38,500	1,679,230
		14,703,474
IT Services 0.5%
International Business Machines Corp.	25,884	3,149,306

Leisure Products 0.2%
Hasbro, Inc.	18,501	1,530,403

Machinery 0.3%
Atlas Copco A.B., Class A (Sweden)	33,517	1,604,771

Media 0.3%
Comcast Corp., Class A	34,264	1,585,052
ION Media Networks, Inc. (j)(k)(l)(m)(n)	8	3,774
		1,588,826
Multi-Utilities 1.6%
Ameren Corp.	30,032	2,374,930
Dominion Energy, Inc.	37,748	2,979,450
National Grid PLC (United Kingdom)	171,074	1,964,191
WEC Energy Group, Inc.	27,794	2,693,239
		10,011,810
Multiline Retail 0.3%
Target Corp.	13,191	2,076,527

Oil, Gas & Consumable Fuels 1.4%
Chevron Corp.	17,007	1,224,504
Enterprise Products Partners, L.P.	107,357	1,695,167
Exxon Mobil Corp.	31,859	1,093,720
Magellan Midstream Partners, L.P.	40,157	1,373,369
Phillips 66	22,400	1,161,216
TOTAL S.E. (France)	69,441	2,377,350
		8,925,326
Personal Products 0.6%
Unilever PLC (United Kingdom)	59,651	3,676,117

Pharmaceuticals 4.6%
AstraZeneca PLC, Sponsored ADR (United Kingdom)	33,683	1,845,828
Bayer A.G., Registered (Germany)	22,010	1,375,698
GlaxoSmithKline PLC (United Kingdom)	141,201	2,645,524
Johnson & Johnson	19,331	2,877,999
Merck & Co., Inc.	39,739	3,296,350
Novartis A.G., Registered (Switzerland)	25,388	2,202,655
Novo Nordisk A/S, Class B (Denmark)	21,172	1,464,892
Pfizer, Inc.	83,380	3,060,046
Roche Holding A.G. (Switzerland)	7,135	2,441,339
Sanofi (France)	33,270	3,328,502
Takeda Pharmaceutical Co., Ltd. (Japan)	108,500	3,851,742
		28,390,575
Semiconductors & Semiconductor Equipment 2.9%
Analog Devices, Inc.	20,906	2,440,566
Broadcom, Inc.	5,475	1,994,652
Intel Corp.	34,515	1,787,187
KLA Corp.	20,824	4,034,442
Maxim Integrated Products, Inc.	9,789	661,834
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	50,939	4,129,625
Texas Instruments, Inc.	22,400	3,198,496
		18,246,802
Software 0.9%
Microsoft Corp.	25,388	5,339,858

Specialty Retail 0.2%
Home Depot, Inc.	5,475	1,520,462

Technology Hardware, Storage & Peripherals 1.0%
Apple, Inc.	25,884	2,997,626
Samsung Electronics Co., Ltd., GDR (Republic of Korea)	2,357	2,986,319
		5,983,945
Textiles, Apparel & Luxury Goods 0.2%
Hanesbrands, Inc.	96,240	1,515,780

Tobacco 1.6%
Altria Group, Inc.	76,888	2,970,952
British American Tobacco PLC (United Kingdom)	72,925	2,613,592
British American Tobacco PLC, Sponsored ADR (United Kingdom) (f)	24,474	884,735
Philip Morris International, Inc.	44,203	3,314,783
		9,784,062
Trading Companies & Distributors 0.4%
Watsco, Inc.	9,541	2,222,003

Wireless Telecommunication Services 0.2%
Rogers Communications, Inc., Class B (Canada)	32,523	1,290,123

Total Common Stocks (Cost $224,503,060)		236,605,663

Short-Term Investments 3.7%
Affiliated Investment Company 3.4%
MainStay U.S. Government Liquidity Fund, 0.02% (o)	21,338,610	21,338,610

Unaffiliated Investment Company 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09% (o)(p)	1,631,086	1,631,086

Total Short-Term Investments (Cost $22,969,696)		22,969,696
Total Investments (Cost $579,444,107)	97.7%	608,575,730
Other Assets, Less Liabilities	2.3	14,041,950
Net Assets	100.0%	$622,617,680

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of September 30, 2020.
(c)	Fixed to floating rate - Rate shown was the rate in effect as of September 30, 2020.
(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Step coupon - Rate shown was the rate in effect as of September 30, 2020.
(f)	All or a portion of this security was held on loan. As of September 30, 2020, the aggregate market value of securities on loan was $1,587,648. The Portfolio received cash collateral with a value of $1,631,086.
(g)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of September 30, 2020.
(h)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of September 30, 2020.
(i)	Treasury Inflation Protected Security - Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(j)	Non-income producing security.
(k)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(l)	Illiquid security - As of September 30, 2020, the total market value of the security deemed illiquid under procedures approved by the Board of Trustees was $3,774, which represented less than one-tenth of a percent of the Portfolio’s net assets.
(m)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of September 30, 2020, the total market value of fair valued security was $3,774, which represented less than one-tenth of a percent of the Portfolio’s net assets.
(n)	Restricted security.
(o)	Current yield as of September 30, 2020.
(p)	Represents a security purchased with cash collateral received for securities on loan.

Foreign Currency Forward Contracts

As of September 30, 2020, the Portfolio held the following foreign currency forward contracts1:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	9,875,000	USD	6,888,603	JPMorgan Chase Bank N.A.	11/2/20	$184,858
JPY	2,168,758,000	USD	20,239,731	JPMorgan Chase Bank N.A.	11/2/20	331,041
Total unrealized appreciation						515,899
USD	1,057,058	EUR	927,000	JPMorgan Chase Bank N.A.	11/2/20	(30,498)
USD	497,487	GBP	396,000	JPMorgan Chase Bank N.A.	11/2/20	(13,575)
Total unrealized depreciation						(44,073)
Net unrealized appreciation						$471,826

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.

Futures Contracts

As of September 30, 2020, the Portfolio held the following futures contracts1:

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
2-Year United States Treasury Note	139	December 2020	$30,710,614	$30,713,570	$2,956
10-Year United States Treasury Note	16	December 2020	2,236,536	2,232,500	(4,036)
Nikkei 225	192	December 2020	20,886,443	21,177,073	290,630
S&P 500 Index Mini	441	December 2020	73,283,056	73,911,600	628,544
United States Treasury Bond	21	December 2020	3,718,861	3,701,906	(16,955)
United States Treasury Ultra Bond	135	December 2020	30,202,975	29,944,688	(258,287)
Total Long Contracts					642,852
Short Contracts
10-Year United States Treasury Ultra Note	(60)	December 2020	(9,584,962)	(9,595,313)	(10,351)
5-Year United States Treasury Note	(202)	December 2020	(25,457,233)	(25,458,312)	(1,079)
Total Short Contracts					(11,430)
Net Unrealized Appreciation					$631,422

1.	As of September 30, 2020, cash in the amount of $7,969,738 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2020.

The following abbreviations are used in the preceding pages:

ADR	—American Depositary Receipt
AUD	—Australian Dollar
EUAM	—European Union Advisory Mission
EUR	—Euro
GBP	—British Pound Sterling
GDR	—Global Depositary Receipt
JPY	—Japanese Yen
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
USD	—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020, for valuing the Portfolio’s assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$19,421,292	$—	$19,421,292
Convertible Bonds	—	3,830,919	—	3,830,919
Corporate Bonds	—	216,584,241	—	216,584,241
Foreign Bonds	—	714,383	—	714,383
Foreign Government Bonds	—	3,338,909	—	3,338,909
Loan Assignments	—	4,707,206	—	4,707,206
Mortgage-Backed Securities	—	38,308,691	—	38,308,691
Municipal Bonds	—	1,397,573	—	1,397,573
U.S. Government & Federal Agencies	—	60,697,157	—	60,697,157
Total Long-Term Bonds	—	349,000,371	—	349,000,371
Common Stocks (b)	236,601,889	—	3,774	236,605,663
Short-Term Investments
Affiliated Investment Company	21,338,610	—	—	21,338,610
Unaffiliated Investment Company	1,631,086	—	—	1,631,086
Total Short-Term Investments	22,969,696	—	—	22,969,696
Total Investments in Securities	259,571,585	349,000,371	3,774	608,575,730
Other Financial Instruments
Foreign Currency Forward Contracts (c)	—	515,899	—	515,899
Futures Contracts (c)	922,130	—	—	922,130
Total Other Financial Instruments	922,130	515,899	—	1,438,029
Total Investments in Securities and Other Financial Instruments	$260,493,715	$349,516,270	$3,774	$610,013,759

Liability Valuation Inputs
Other Financial Instruments
Foreign Currency Forward Contracts (c)	$—	$(44,073)	$—	$(44,073)
Futures Contracts (c)	(290,708)	—	—	(290,708)
Total Other Financial Instruments	$(290,708)	$(44,073)	$—	$(334,781)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $3,774 is held in Media within the Common Stocks section of the Portfolio of Investments.

(c)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP Indexed Bond Portfolio

Portfolio of Investments September 30, 2020 (Unaudited)

	Principal Amount	Value
Long-Term Bonds 93.7% †
Asset-Backed Securities 0.1%
Automobile Asset-Backed Securities 0.1%
Ally Auto Receivables Trust Series 2018-3, Class A3 3.00%, due 1/17/23	$53,732	$54,437
BMW Vehicle Lease Trust Series 2018-1, Class A3 3.26%, due 7/20/21	98,107	98,570
GM Financial Consumer Automobile Receivables Trust Series 2018-3, Class A3 3.02%, due 5/16/23	501,648	509,889
Honda Auto Receivables Owner Trust Series 2018-3, Class A3 2.95%, due 8/22/22	492,845	499,312
Hyundai Auto Lease Securitization Trust Series 2018-B, Class A3 3.04%, due 10/15/21 (a)	19,463	19,495
Total Asset-Backed Securities (Cost $1,165,688)		1,181,703

Corporate Bonds 26.0%
Aerospace & Defense 0.5%
Boeing Co.
3.25%, due 3/1/28	785,000	779,408
5.15%, due 5/1/30	950,000	1,067,808
General Dynamics Corp. 3.00%, due 5/11/21	430,000	437,184
Lockheed Martin Corp. 4.07%, due 12/15/42	430,000	537,173
Northrop Grumman Systems Corp. 7.75%, due 2/15/31	360,000	549,419
Raytheon Technologies Corp.
3.125%, due 7/1/50	650,000	693,276
3.15%, due 12/15/24 (a)	430,000	464,518
3.50%, due 3/15/27 (a)	360,000	404,927
3.65%, due 8/16/23	2,000	2,161
		4,935,874
Apparel 0.0% ‡
Nike, Inc. 3.625%, due 5/1/43	115,000	134,583

Auto Manufacturers 0.4%
Ford Motor Credit Co. LLC 3.219%, due 1/9/22	1,300,000	1,298,310
General Motors Financial Co., Inc. 4.35%, due 1/17/27	2,075,000	2,252,445
Toyota Motor Credit Corp. 2.25%, due 10/18/23	490,000	514,372
		4,065,127
Banks 5.8%
Bank of America Corp.
3.248%, due 10/21/27	680,000	752,272
3.30%, due 1/11/23	1,385,000	1,470,161
3.419%, due 12/20/28 (b)	2,435,000	2,709,609
4.083%, due 3/20/51 (b)	2,145,000	2,656,241
Bank of New York Mellon Corp.
2.05%, due 5/3/21	145,000	146,331
2.50%, due 4/15/21	1,035,000	1,045,561
3.00%, due 2/24/25	685,000	751,116
Bank of Nova Scotia 2.70%, due 3/7/22	1,220,000	1,262,284
Barclays PLC 5.25%, due 8/17/45	270,000	355,820
BNP Paribas S.A. 3.25%, due 3/3/23	720,000	768,614
Citigroup, Inc.
2.65%, due 10/26/20	1,035,000	1,036,653
3.375%, due 3/1/23	1,515,000	1,610,913
3.98%, due 3/20/30 (b)	375,000	431,683
4.45%, due 9/29/27	2,060,000	2,388,763
4.65%, due 7/30/45	270,000	353,004
Cooperatieve Rabobank UA 5.25%, due 5/24/41	680,000	1,000,185
Credit Suisse Group Funding Guernsey, Ltd. 3.80%, due 6/9/23	335,000	360,401
Fifth Third Bank N.A. 2.25%, due 6/14/21	870,000	880,551
Goldman Sachs Group, Inc.
2.60%, due 12/27/20	875,000	879,489
2.905%, due 7/24/23 (b)	2,395,000	2,484,364
3.85%, due 1/26/27	1,900,000	2,139,037
4.80%, due 7/8/44	575,000	752,571
HSBC Holdings PLC 3.90%, due 5/25/26	2,075,000	2,296,377
JPMorgan Chase & Co.
4.25%, due 10/1/27	3,540,000	4,123,669
4.26%, due 2/22/48 (b)	825,000	1,038,211
Keybank N.A. 2.40%, due 6/9/22	335,000	346,117
Kreditanstalt fuer Wiederaufbau 2.125%, due 3/7/22	3,580,000	3,678,235
Lloyds Banking Group PLC 3.75%, due 1/11/27	1,915,000	2,119,666
Mitsubishi UFJ Financial Group, Inc. 3.455%, due 3/2/23	835,000	889,639
Morgan Stanley
2.50%, due 4/21/21	775,000	784,388
2.699% (SOFR + 1.143%), due 1/22/31 (b)	950,000	1,011,935
3.625%, due 1/20/27	2,500,000	2,833,150
4.10%, due 5/22/23	930,000	1,007,348
National Australia Bank, Ltd. 2.50%, due 5/22/22	335,000	347,370
Natwest Group PLC 3.875%, due 9/12/23	270,000	289,494
PNC Bank N.A. 2.625%, due 2/17/22	335,000	345,146
Royal Bank of Canada 2.75%, due 2/1/22	555,000	573,515
State Street Corp. 4.375%, due 3/7/21	575,000	585,505
Toronto-Dominion Bank 2.50%, due 12/14/20	720,000	723,338
Truist Financial Corp.
2.05%, due 5/10/21	1,180,000	1,191,029
2.75%, due 4/1/22	430,000	444,118
Wells Fargo & Co.
2.55%, due 12/7/20	500,000	502,020
3.00%, due 4/22/26	3,700,000	4,027,925
3.50%, due 3/8/22	580,000	604,548
4.75%, due 12/7/46	825,000	1,027,379
Westpac Banking Corp. 2.80%, due 1/11/22	720,000	743,142
		57,768,887
Beverages 0.7%
Anheuser-Busch InBev Worldwide, Inc. 4.60%, due 4/15/48	2,140,000	2,551,833
Coca Cola Co.
2.25%, due 9/1/26	490,000	529,931
2.60%, due 6/1/50	1,275,000	1,280,231
Constellation Brands, Inc. 3.60%, due 2/15/28	150,000	169,607
Diageo Capital PLC 5.875%, due 9/30/36	368,000	521,739
Keurig Dr. Pepper, Inc. 4.985%, due 5/25/38	115,000	149,420
Molson Coors Beverage Co. 4.20%, due 7/15/46	115,000	121,307
PepsiCo, Inc.
2.75%, due 3/1/23	555,000	586,954
2.85%, due 2/24/26	360,000	399,759
4.45%, due 4/14/46	800,000	1,064,837
		7,375,618
Biotechnology 0.3%
Amgen, Inc.
2.70%, due 5/1/22	305,000	315,382
3.125%, due 5/1/25	430,000	472,108
3.375%, due 2/21/50	605,000	650,216
Baxalta, Inc. 3.60%, due 6/23/22	39,000	40,598
Gilead Sciences, Inc.
3.65%, due 3/1/26	715,000	805,981
4.60%, due 9/1/35	305,000	392,381
		2,676,666
Building Materials 0.0% ‡
Johnson Controls International PLC 6.00%, due 1/15/36	100,000	132,217

Chemicals 0.3%
DuPont de Nemours, Inc. 4.493%, due 11/15/25	650,000	749,229
Ecolab, Inc. 2.70%, due 11/1/26	360,000	402,849
Mosaic Co. 4.05%, due 11/15/27	680,000	756,669
Nutrien, Ltd. 5.875%, due 12/1/36	360,000	459,341
Sherwin-Williams Co. 3.95%, due 1/15/26	430,000	482,567
		2,850,655
Computers 0.7%
Apple, Inc.
2.15%, due 2/9/22	305,000	312,788
2.90%, due 9/12/27	425,000	476,497
3.35%, due 2/9/27	16,000	18,300
4.25%, due 2/9/47	305,000	405,871
4.50%, due 2/23/36	1,245,000	1,660,974
Dell International LLC / EMC Corp.(a)
5.45%, due 6/15/23	720,000	789,355
6.02%, due 6/15/26	500,000	587,090
Hewlett Packard Enterprise Co. 4.40%, due 10/15/22	305,000	325,930
International Business Machines Corp.
1.875%, due 8/1/22	400,000	412,038
3.45%, due 2/19/26	375,000	425,897
3.50%, due 5/15/29	1,740,000	2,005,443
		7,420,183
Cosmetics & Personal Care 0.1%
Procter & Gamble Co. 2.70%, due 2/2/26	360,000	401,446
Unilever Capital Corp. 3.10%, due 7/30/25	100,000	111,348
		512,794
Diversified Financial Services 0.8%
American Express Co.
2.50%, due 8/1/22	500,000	518,145
3.40%, due 2/27/23	590,000	628,565
Capital One Financial Co. 3.05%, due 3/9/22	940,000	970,040
GE Capital Funding LLC 4.05%, due 5/15/27 (a)	2,400,000	2,586,481
Mastercard, Inc. 3.85%, due 3/26/50	1,275,000	1,627,820
Visa, Inc.
2.80%, due 12/14/22	680,000	714,395
4.30%, due 12/14/45	300,000	398,469
		7,443,915
Electric 1.7%
American Electric Power Co., Inc. 2.15%, due 11/13/20	875,000	876,636
CenterPoint Energy Houston Electric LLC 4.25%, due 2/1/49	425,000	549,015
Commonwealth Edison Co. 3.65%, due 6/15/46	665,000	776,628
Consolidated Edison Co. of New York, Inc. 5.85%, due 3/15/36	940,000	1,285,559
DTE Electric Co. 3.375%, due 3/1/25	305,000	338,453
Duke Energy Carolinas LLC
3.875%, due 3/15/46	1,165,000	1,410,626
4.00%, due 9/30/42	360,000	440,257
Edison International 2.95%, due 3/15/23	305,000	313,170
Emera U.S. Finance, L.P. 2.70%, due 6/15/21	305,000	309,205
Entergy Louisiana LLC 4.20%, due 4/1/50	1,275,000	1,637,346
Florida Power & Light Co.
2.75%, due 6/1/23	195,000	204,936
3.80%, due 12/15/42	1,350,000	1,628,205
MidAmerican Energy Co. 3.95%, due 8/1/47	555,000	696,567
National Rural Utilities Cooperative Finance Corp. 2.70%, due 2/15/23	140,000	146,803
Ohio Power Co. 6.60%, due 2/15/33	265,000	373,758
PPL Electric Utilities Corp. 3.95%, due 6/1/47	150,000	183,709
Public Service Electric & Gas Co. 2.70%, due 5/1/50	650,000	678,726
San Diego Gas & Electric Co. 4.15%, due 5/15/48	360,000	436,134
Sempra Energy 3.80%, due 2/1/38	360,000	403,035
Southern California Edison Co. 4.125%, due 3/1/48	360,000	395,963
Southern Co.
2.95%, due 7/1/23	305,000	324,115
4.40%, due 7/1/46	1,250,000	1,478,556
Virginia Electric & Power Co. 4.00%, due 1/15/43	590,000	722,202
Xcel Energy, Inc. 3.30%, due 6/1/25	1,230,000	1,357,378
		16,966,982
Environmental Controls 0.1%
Republic Services, Inc. 3.20%, due 3/15/25	430,000	471,856
Waste Management, Inc. 3.15%, due 11/15/27	430,000	480,922
		952,778
Food 0.3%
General Mills, Inc.
3.15%, due 12/15/21	305,000	313,065
4.20%, due 4/17/28	115,000	135,768
Kroger Co. 2.20%, due 5/1/30	950,000	997,585
Sysco Corp. 3.25%, due 7/15/27	430,000	467,671
Tyson Foods, Inc. 5.10%, due 9/28/48	425,000	587,400
		2,501,489
Forest Products & Paper 0.1%
Fibria Overseas Finance, Ltd. 5.50%, due 1/17/27	680,000	767,550
International Paper Co. 3.80%, due 1/15/26	335,000	382,379
		1,149,929
Gas 0.0% ‡
NiSource, Inc. 3.49%, due 5/15/27	360,000	401,231

Health Care - Products 0.4%
Abbott Laboratories
3.75%, due 11/30/26	250,000	290,223
4.90%, due 11/30/46	800,000	1,134,241
Boston Scientific Corp. 4.70%, due 3/1/49	325,000	429,325
Medtronic, Inc. 4.625%, due 3/15/45	574,000	790,176
Stryker Corp. 3.65%, due 3/7/28	360,000	419,232
Thermo Fisher Scientific, Inc. 2.95%, due 9/19/26	490,000	545,477
		3,608,674
Health Care - Services 0.6%
Aetna, Inc. 6.625%, due 6/15/36	360,000	512,189
Anthem, Inc. 4.375%, due 12/1/47	430,000	526,675
Cigna Corp. 3.90%, due 2/15/22	405,000	423,624
Laboratory Corporation of America Holdings 3.60%, due 2/1/25	430,000	477,538
UnitedHealth Group, Inc.
3.10%, due 3/15/26	825,000	922,187
3.75%, due 7/15/25	2,475,000	2,824,894
4.25%, due 4/15/47	425,000	541,266
		6,228,373
Household Products & Wares 0.1%
Clorox Co. 3.90%, due 5/15/28	360,000	429,258
Kimberly-Clark Corp. 2.75%, due 2/15/26	360,000	395,953
		825,211
Housewares 0.0% ‡
Newell Brands, Inc. 4.35%, due 4/1/23	175,000	182,924

Insurance 0.7%
Allstate Corp. 5.35%, due 6/1/33	360,000	490,626
American International Group, Inc. 6.25%, due 5/1/36	575,000	797,310
Berkshire Hathaway Finance Corp. 4.30%, due 5/15/43	580,000	753,720
Chubb INA Holdings, Inc. 3.35%, due 5/3/26	305,000	345,627
Marsh & McLennan Cos., Inc. 2.75%, due 1/30/22	665,000	684,191
Metlife, Inc. 3.60%, due 11/13/25	2,315,000	2,638,601
Progressive Corp. 3.75%, due 8/23/21	500,000	515,339
Prudential Financial, Inc.
4.418%, due 3/27/48	225,000	266,451
4.50%, due 11/15/20	555,000	557,796
		7,049,661
Internet 0.2%
Alphabet, Inc. 3.375%, due 2/25/24	500,000	549,512
Amazon.com, Inc. 3.875%, due 8/22/37	1,360,000	1,693,237
		2,242,749
Machinery - Construction & Mining 0.1%
Caterpillar, Inc. 5.30%, due 9/15/35	435,000	598,855

Machinery - Diversified 0.0% ‡
Deere & Co. 3.90%, due 6/9/42	245,000	312,863

Media 1.2%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.908%, due 7/23/25	1,250,000	1,445,278
5.75%, due 4/1/48	1,175,000	1,465,915
Comcast Corp.
3.30%, due 4/1/27	1,050,000	1,187,287
3.40%, due 7/15/46	2,040,000	2,269,889
Discovery Communications LLC 3.95%, due 3/20/28	575,000	654,120
TWDC Enterprises 18 Corp. 2.35%, due 12/1/22	835,000	867,725
ViacomCBS, Inc. 4.95%, due 1/15/31	950,000	1,142,335
Walt Disney Co.
3.00%, due 9/15/22	1,040,000	1,092,194
3.80%, due 3/22/30	950,000	1,127,756
6.40%, due 12/15/35	685,000	1,038,575
		12,291,074
Mining 0.2%
Barrick North America Finance LLC 5.70%, due 5/30/41	150,000	211,842
BHP Billiton Finance USA, Ltd. 3.85%, due 9/30/23	705,000	777,149
Rio Tinto Finance USA, Ltd. 3.75%, due 6/15/25	680,000	769,370
		1,758,361
Miscellaneous - Manufacturing 0.2%
3M Co. 4.00%, due 9/14/48	425,000	532,022
Eaton Corp. 4.00%, due 11/2/32	360,000	434,915
General Electric Co. 4.125%, due 10/9/42	94,000	95,104
Parker-Hannifin Corp.
3.50%, due 9/15/22	415,000	438,770
4.20%, due 11/21/34	115,000	140,487
		1,641,298
Multi-National 0.9%
Asian Development Bank 2.75%, due 3/17/23	1,300,000	1,379,265
European Investment Bank
2.25%, due 8/15/22	2,000,000	2,075,392
2.375%, due 5/24/27	745,000	830,551
Inter-American Development Bank 1.75%, due 4/14/22	1,190,000	1,217,620
International Bank for Reconstruction & Development
2.00%, due 1/26/22	2,000,000	2,046,860
3.00%, due 9/27/23	1,300,000	1,406,327
		8,956,015
Oil & Gas 1.1%
BP Capital Markets America, Inc.
1.749%, due 8/10/30	1,275,000	1,265,206
3.588%, due 4/14/27	425,000	476,290
Canadian Natural Resources, Ltd. 6.25%, due 3/15/38	150,000	178,142
Chevron Corp. 3.191%, due 6/24/23	685,000	732,022
ConocoPhillips Co. 5.95%, due 3/15/46	1,040,000	1,525,342
Devon Energy Corp. 4.75%, due 5/15/42	360,000	334,532
EOG Resources, Inc. 3.90%, due 4/1/35	305,000	341,734
Equinor ASA 5.10%, due 8/17/40	585,000	789,038
Exxon Mobil Corp. 4.114%, due 3/1/46	665,000	790,190
Hess Corp. 7.125%, due 3/15/33	150,000	180,709
Marathon Petroleum Corp. 5.125%, due 3/1/21	1,720,000	1,749,893
Shell International Finance B.V.
2.375%, due 8/21/22	490,000	508,587
3.75%, due 9/12/46	835,000	931,630
Total Capital International S.A. 2.829%, due 1/10/30	1,275,000	1,411,622
		11,214,937
Oil & Gas Services 0.0% ‡
Halliburton Co. 3.80%, due 11/15/25	28,000	30,424

Pharmaceuticals 1.8%
AbbVie, Inc.
3.20%, due 11/6/22	715,000	753,023
3.75%, due 11/14/23	120,000	130,945
3.80%, due 3/15/25 (a)	250,000	277,211
4.70%, due 5/14/45	1,530,000	1,883,890
4.75%, due 3/15/45 (a)	125,000	151,061
Allergan Funding SCS
3.80%, due 3/15/25	50,000	52,610
4.75%, due 3/15/45	25,000	26,553
AstraZeneca PLC 6.45%, due 9/15/37	715,000	1,086,216
Becton Dickinson & Co. 3.70%, due 6/6/27	231,000	261,917
Bristol-Myers Squibb Co.
2.75%, due 2/15/23	25,000	26,285
3.40%, due 7/26/29	2,155,000	2,509,949
3.55%, due 8/15/22	255,000	270,458
3.625%, due 5/15/24	835,000	920,148
Cigna Corp.
4.125%, due 11/15/25	225,000	258,112
4.90%, due 12/15/48	250,000	324,503
CVS Health Corp.
1.75%, due 8/21/30	1,685,000	1,646,647
2.75%, due 12/1/22	555,000	578,780
4.25%, due 4/1/50	450,000	528,925
Eli Lilly & Co. 3.95%, due 3/15/49	425,000	532,764
GlaxoSmithKline Capital, Inc. 3.875%, due 5/15/28	430,000	511,083
Johnson & Johnson
3.55%, due 3/1/36	500,000	607,221
4.95%, due 5/15/33	425,000	586,085
Merck & Co., Inc. 3.70%, due 2/10/45	360,000	432,850
Mylan, Inc.
4.20%, due 11/29/23	100,000	109,392
5.20%, due 4/15/48	115,000	142,195
Novartis Capital Corp. 4.00%, due 11/20/45	435,000	560,232
Pfizer, Inc.
3.00%, due 6/15/23	255,000	272,989
3.20%, due 9/15/23	25,000	26,992
4.00%, due 12/15/36	1,690,000	2,072,133
4.10%, due 9/15/38	120,000	148,804
		17,689,973
Pipelines 1.3%
Enbridge, Inc. 4.50%, due 6/10/44	360,000	409,729
Energy Transfer Operating, L.P. 4.05%, due 3/15/25	4,080,000	4,288,412
Enterprise Products Operating LLC
3.70%, due 2/15/26	675,000	757,048
4.80%, due 2/1/49	575,000	663,109
Kinder Morgan Energy Partners, L.P. 5.80%, due 3/15/35	430,000	517,250
Kinder Morgan, Inc. 4.30%, due 6/1/25	840,000	946,128
MPLX, L.P. 4.125%, due 3/1/27	1,255,000	1,379,551
ONEOK, Inc. 3.10%, due 3/15/30	950,000	913,856
Phillips 66 Partners, L.P. 4.68%, due 2/15/45	687,000	700,313
Plains All American Pipeline, L.P. / PAA Finance Corp. 3.65%, due 6/1/22	305,000	312,353
TransCanada PipeLines, Ltd.
4.875%, due 1/15/26	435,000	510,933
4.875%, due 5/15/48	825,000	1,025,944
Williams Cos., Inc. 3.35%, due 8/15/22	425,000	440,888
		12,865,514
Real Estate 0.0% ‡
Prologis, L.P. 3.75%, due 11/1/25	305,000	348,039

Real Estate Investment Trusts 0.2%
American Tower Corp. 5.00%, due 2/15/24	270,000	305,307
AvalonBay Communities, Inc. 2.90%, due 10/15/26	305,000	334,598
ERP Operating, L.P.
3.25%, due 8/1/27	360,000	400,669
4.625%, due 12/15/21	375,000	389,830
Realty Income Corp. 4.65%, due 3/15/47	225,000	295,339
Simon Property Group, L.P. 4.25%, due 11/30/46	643,000	689,267
		2,415,010
Retail 1.1%
Home Depot, Inc. 4.25%, due 4/1/46	1,250,000	1,596,943
Lowe's Cos., Inc. 4.05%, due 5/3/47	585,000	699,554
McDonald's Corp. 3.375%, due 5/26/25	2,185,000	2,431,007
Starbucks Corp. 2.55%, due 11/15/30	1,275,000	1,353,737
Target Corp.
2.35%, due 2/15/30	1,925,000	2,090,049
3.50%, due 7/1/24	425,000	470,081
Walmart, Inc.
2.85%, due 7/8/24	375,000	407,449
3.30%, due 4/22/24	115,000	125,475
4.30%, due 4/22/44	925,000	1,222,481
		10,396,776
Semiconductors 0.5%
Applied Materials, Inc. 5.10%, due 10/1/35	360,000	501,105
Broadcom, Inc. 4.15%, due 11/15/30	950,000	1,067,176
Intel Corp. 3.70%, due 7/29/25	2,135,000	2,425,522
QUALCOMM, Inc. 4.65%, due 5/20/35	360,000	483,883
Texas Instruments, Inc. 2.625%, due 5/15/24	500,000	536,917
		5,014,603
Software 1.0%
Fidelity National Information Services, Inc. 3.50%, due 4/15/23	113,000	120,326
Fiserv, Inc. 4.20%, due 10/1/28	925,000	1,098,543
Microsoft Corp.
2.40%, due 2/6/22	685,000	703,999
3.30%, due 2/6/27	590,000	674,130
4.25%, due 2/6/47	1,855,000	2,558,440
Oracle Corp.
2.95%, due 5/15/25	2,930,000	3,191,040
4.00%, due 7/15/46	305,000	361,526
5.375%, due 7/15/40	500,000	697,366
		9,405,370
Sovereign 0.2%
Japan Bank for International Cooperation 2.875%, due 6/1/27	776,000	880,178
Svensk Exportkredit A.B. 2.375%, due 3/9/22	600,000	617,801
		1,497,979
Telecommunications 1.4%
AT&T, Inc.
3.55%, due 9/15/55 (a)	2,406,000	2,331,829
3.60%, due 7/15/25	435,000	484,883
4.25%, due 3/1/27	1,925,000	2,235,002
Cisco Systems, Inc. 2.95%, due 2/28/26	685,000	763,114
Deutsche Telekom International Finance B.V. 8.75%, due 6/15/30	360,000	559,343
T-Mobile USA, Inc. 3.875%, due 4/15/30 (a)	950,000	1,077,889
Telefonica Emisiones S.A. 7.045%, due 6/20/36	500,000	719,230
Verizon Communications, Inc.
4.016%, due 12/3/29	840,000	1,005,865
5.50%, due 3/16/47	1,400,000	2,108,742
Vodafone Group PLC 4.375%, due 5/30/28	1,930,000	2,284,540
		13,570,437
Transportation 1.0%
Burlington Northern Santa Fe LLC 3.25%, due 6/15/27	1,381,000	1,572,329
Canadian National Railway Co. 6.25%, due 8/1/34	360,000	546,754
CSX Corp.
3.35%, due 9/15/49	825,000	912,428
3.70%, due 11/1/23	1,040,000	1,128,337
FedEx Corp.
2.625%, due 8/1/22	435,000	450,452
3.20%, due 2/1/25	830,000	911,420
Norfolk Southern Corp.
3.942%, due 11/1/47	916,000	1,099,210
4.80%, due 8/15/43	40,000	49,494
Union Pacific Corp. 2.75%, due 3/1/26	2,430,000	2,664,813
United Parcel Service, Inc. 3.40%, due 11/15/46	680,000	764,369
		10,099,606
Total Corporate Bonds (Cost $243,611,204)		257,533,654

Foreign Government Bonds 1.7%
Canada 0.3%
Province of Ontario Canada 2.50%, due 4/27/26	1,620,000	1,776,638
Province of Quebec Canada 2.50%, due 4/20/26	1,100,000	1,201,857
		2,978,495
Colombia 0.1%
Colombia Government International Bond 6.125%, due 1/18/41	920,000	1,179,900

Mexico 0.7%
Mexico Government International Bond 4.125%, due 1/21/26	6,205,000	6,903,124

Panama 0.2%
Panama Government International Bond 3.75%, due 3/16/25	1,250,000	1,364,387

Peru 0.2%
Peruvian Government International Bond 7.35%, due 7/21/25	1,520,000	1,945,615

Philippines 0.1%
Philippine Government International Bond 5.00%, due 1/13/37	800,000	1,041,629

Republic of Korea 0.1%
Korea Development Bank 3.25%, due 2/19/24	850,000	917,341
Total Foreign Government Bonds (Cost $15,347,870)		16,330,491

Mortgage-Backed Securities 1.2%
Agency Collateral (Collateralized Mortgage Obligation) 0.4%
Freddie Mac Multifamily Structured Pass Through Certificates Series K094, Class A2 2.903%, due 6/25/29	4,000,000	4,575,234

Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.8%

Bank Series 2018-BN14, Class A3 3.966%, due 9/15/60	800,000	932,996
Benchmark Mortgage Trust
Series 2018-B1, Class A2 3.571%, due 1/15/51	100,000	104,122
Series 2018-B1, Class A5 3.666%, due 1/15/51 (c)	800,000	921,179
Series 2018-B6, Class A3 3.995%, due 10/10/51	900,000	1,060,306
CFCRE Commercial Mortgage Trust
Series 2016-C6, Class A3 3.217%, due 11/10/49 (c)	300,000	321,102
Series 2017-C8, Class A3 3.305%, due 6/15/50	200,000	219,024
Citigroup Commercial Mortgage Trust
Series 2017-P8, Class A4 3.465%, due 9/15/50	300,000	341,135
Series 2015-GC35, Class A4 3.818%, due 11/10/48	300,000	336,775
CSAIL Commercial Mortgage Trust Series 2017-CX9, Class A5 3.446%, due 9/15/50	300,000	336,409
GS Mortgage Securities Trust
Series 2016-GS3, Class A4 2.85%, due 10/10/49	300,000	326,049
Series 2014-GC22, Class A5 3.862%, due 6/10/47	300,000	327,404
Series 2018-GS9, Class A4 3.992%, due 3/10/51 (c)	800,000	933,179
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A4 2.918%, due 2/15/46	300,000	311,409
Morgan Stanley Capital I Trust Series 2018-H3, Class A4 3.914%, due 7/15/51	500,000	581,110
Wells Fargo Commercial Mortgage Trust Series 2015-SG1, Class A4 3.789%, due 9/15/48	298,975	328,894
WFRBS Commercial Mortgage Trust Series 2012-C8, Class A3 3.001%, due 8/15/45	200,000	206,052
		7,587,145
Total Mortgage-Backed Securities (Cost $11,305,897)		12,162,379

U.S. Government & Federal Agencies 64.7%
Federal Home Loan Bank 0.3%
3.25%, due 11/16/28	2,200,000	2,640,698

Federal Home Loan Mortgage Corporation 0.3%
0.375%, due 7/21/25	1,800,000	1,800,295
1.875%, due 11/17/20	400,000	400,915
2.375%, due 1/13/22	500,000	514,433
		2,715,643
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 8.6%
2.00%, due 5/1/35 TBA (d)	8,000,000	8,317,500
2.00%, due 4/1/50 TBA (d)	13,000,000	13,418,217
2.50%, due 10/1/31	59,056	62,679
2.50%, due 2/1/32	304,103	318,362
2.50%, due 2/1/33	356,863	373,102
2.50%, due 4/1/33	475,507	497,187
2.50%, due 6/1/33	67,090	70,115
2.50%, due 7/1/33	179,211	187,382
2.50%, due 9/1/34	999,900	1,044,568
2.50%, due 10/1/34	999,900	1,044,625
2.50%, due 3/1/35	1,999,801	2,089,223
2.50%, due 12/1/49 TBA (d)	12,500,000	13,094,027
2.50%, due 5/1/50	5,930,086	6,306,985
3.00%, due 9/1/27	162,388	170,472
3.00%, due 4/1/32	206,135	216,473
3.00%, due 6/1/32	54,224	56,924
3.00%, due 9/1/32	26,463	27,787
3.00%, due 10/1/32	118,418	124,350
3.00%, due 5/1/33	174,910	183,629
3.00%, due 9/1/33	170,344	178,739
3.00%, due 9/1/36	127,552	138,523
3.00%, due 11/1/37	110,569	116,314
3.00%, due 12/1/37	179,061	187,543
3.00%, due 9/1/46	866,823	911,694
3.00%, due 12/1/46	60,058	63,078
3.00%, due 2/1/47	66,265	69,505
3.00%, due 3/1/47	298,040	313,028
3.00%, due 4/1/47	89,927	94,344
3.00%, due 1/1/48	693,287	726,082
3.00%, due 2/1/48	438,855	459,614
3.00%, due 3/1/48	383,136	401,260
3.00%, due 4/1/48	671,875	722,179
3.00%, due 6/1/48	611,981	640,930
3.00%, due 9/1/50	8,967,109	9,592,467
3.50%, due 12/1/25	37,642	39,872
3.50%, due 5/1/33	151,635	160,691
3.50%, due 9/1/33	44,181	46,747
3.50%, due 2/1/37	156,138	165,784
3.50%, due 1/1/38	186,530	197,931
3.50%, due 6/1/43	185,076	202,223
3.50%, due 9/1/44	176,033	194,083
3.50%, due 8/1/45	334,082	356,524
3.50%, due 8/1/46	464,102	496,943
3.50%, due 8/1/47	50,812	53,821
3.50%, due 9/1/47	119,487	126,578
3.50%, due 11/1/47	243,568	257,651
3.50%, due 12/1/47	548,088	580,403
3.50%, due 12/1/47	4,430,772	4,688,428
3.50%, due 1/1/48	54,635	57,838
3.50%, due 3/1/48	695,594	736,121
3.50%, due 5/1/48	5,572,499	5,890,592
3.50%, due 5/1/48	236,362	250,085
3.50%, due 6/1/48	573,821	608,027
3.50%, due 8/1/48	297,561	313,559
3.50%, due 9/1/48	381,848	403,578
3.50%, due 11/1/48	134,481	141,737
3.50%, due 12/1/48	352,524	373,031
4.00%, due 4/1/46	370,803	402,441
4.00%, due 5/1/46	126,227	136,912
4.00%, due 4/1/47	101,906	109,400
4.00%, due 6/1/47	262,178	281,333
4.00%, due 8/1/47	498,038	535,336
4.00%, due 10/1/47	119,664	128,161
4.00%, due 12/1/47	321,878	344,757
4.00%, due 1/1/48	104,736	112,420
4.00%, due 5/1/48	168,858	180,767
4.00%, due 9/1/48	644,640	687,159
4.00%, due 12/1/48	358,022	381,452
4.50%, due 5/1/38	105,682	115,542
4.50%, due 9/1/46	23,812	26,156
4.50%, due 9/1/46	54,919	60,365
4.50%, due 10/1/46	194,910	214,141
4.50%, due 2/1/47	40,083	43,871
4.50%, due 11/1/47	52,486	57,077
4.50%, due 2/1/48	102,433	111,142
4.50%, due 4/1/48	138,850	150,496
4.50%, due 6/1/48	82,311	89,075
4.50%, due 7/1/48	291,846	316,140
4.50%, due 8/1/48	293,155	317,206
4.50%, due 1/1/49	421,945	456,298
5.00%, due 9/1/38	61,667	70,933
5.00%, due 11/1/41	104,316	120,040
5.00%, due 3/1/47	189,693	210,075
5.00%, due 9/1/48	358,992	394,928
5.00%, due 1/1/49	175,991	193,207
5.50%, due 1/1/29	59,208	65,665
5.50%, due 7/1/38	95,800	110,007
		84,983,656
Federal National Mortgage Association 0.3%
1.375%, due 9/6/22	725,000	742,015
1.875%, due 4/5/22	300,000	307,900
1.875%, due 9/24/26	1,650,000	1,788,336
2.875%, due 10/30/20	650,000	651,461
		3,489,712
Federal National Mortgage Association (Mortgage Pass-Through Securities) 7.9%
2.50%, due 10/1/27	184,590	193,000
2.50%, due 4/1/30	158,512	165,744
2.50%, due 10/1/31	280,577	293,207
2.50%, due 2/1/32	243,632	254,989
2.50%, due 2/1/32	236,791	247,856
2.50%, due 8/1/32	457,792	485,887
2.50%, due 3/1/33	307,693	329,697
2.50%, due 6/1/33	266,936	279,172
2.50%, due 10/1/34	999,900	1,044,094
2.50%, due 11/1/34	999,901	1,044,094
2.50%, due 2/1/35	999,900	1,044,094
2.50%, due 4/1/46	57,476	60,790
2.50%, due 10/1/46	156,150	166,142
3.00%, due 4/1/25	54,991	57,677
3.00%, due 11/1/31	187,229	196,549
3.00%, due 1/1/32	248,290	260,538
3.00%, due 6/1/32	148,875	156,148
3.00%, due 1/1/33	153,739	161,537
3.00%, due 2/1/33	222,713	238,187
3.00%, due 4/1/33	311,836	327,292
3.00%, due 5/1/33	367,408	385,655
3.00%, due 9/1/33	53,342	55,947
3.00%, due 9/1/34	1,542,668	1,617,640
3.00%, due 2/1/37	191,140	206,010
3.00%, due 1/1/38	538,564	565,425
3.00%, due 9/1/42	1,105,918	1,176,859
3.00%, due 3/1/43	7,285,501	7,760,198
3.00%, due 12/1/43	876,966	933,113
3.00%, due 10/1/44	715,676	762,165
3.00%, due 10/1/46	148,038	155,662
3.00%, due 12/1/46	1,418,798	1,497,756
3.00%, due 2/1/47	221,266	232,525
3.00%, due 8/1/47	863,870	931,921
3.00%, due 10/1/47	739,690	797,959
3.00%, due 11/1/47	189,715	199,465
3.00%, due 6/1/48	131,152	137,334
3.00%, due 9/1/49	1,978,150	2,071,310
3.00%, due 3/1/50	5,220,778	5,517,444
3.50%, due 7/1/21	8,305	8,781
3.50%, due 3/1/22	24,284	25,678
3.50%, due 5/1/26	44,638	47,267
3.50%, due 11/1/31	48,468	51,510
3.50%, due 5/1/33	104,353	110,554
3.50%, due 6/1/33	192,298	203,511
3.50%, due 7/1/33	93,094	98,516
3.50%, due 9/1/33	121,203	128,247
3.50%, due 5/1/45	796,843	880,702
3.50%, due 9/1/45	100,013	106,625
3.50%, due 12/1/45	248,810	265,435
3.50%, due 12/1/45	426,534	461,484
3.50%, due 1/1/46	268,889	297,207
3.50%, due 1/1/46	253,104	273,349
3.50%, due 4/1/46	107,585	114,446
3.50%, due 9/1/46	486,792	536,880
3.50%, due 10/1/46	255,544	272,109
3.50%, due 10/1/46	122,119	129,845
3.50%, due 1/1/47	227,491	242,528
3.50%, due 7/1/47	56,405	59,693
3.50%, due 7/1/47	245,678	265,839
3.50%, due 10/1/47	205,645	216,709
3.50%, due 11/1/47	291,223	307,998
3.50%, due 11/1/47	610,848	645,714
3.50%, due 11/1/47	760,338	803,929
3.50%, due 12/1/47	54,810	58,008
3.50%, due 3/1/48	5,107,281	5,401,530
3.50%, due 8/1/48	410,381	432,659
3.50%, due 9/1/48	510,033	537,512
3.50%, due 2/1/49	997,795	1,051,370
3.50%, due 6/1/49	1,879,090	1,979,222
3.50%, due 9/1/49	4,296,928	4,526,352
4.00%, due 5/1/24	64,185	68,037
4.00%, due 11/1/29	157,744	167,210
4.00%, due 2/1/37	42,863	46,273
4.00%, due 8/1/38	375,653	402,334
4.00%, due 8/1/44	238,043	262,813
4.00%, due 2/1/45	253,130	275,800
4.00%, due 9/1/45	48,419	52,496
4.00%, due 5/1/46	224,117	241,616
4.00%, due 9/1/46	85,832	93,072
4.00%, due 9/1/46	99,724	107,476
4.00%, due 2/1/47	38,229	41,235
4.00%, due 4/1/47	21,634	23,226
4.00%, due 5/1/47	146,950	157,517
4.00%, due 5/1/47	161,814	173,866
4.00%, due 6/1/47	490,780	526,402
4.00%, due 9/1/47	4,080,983	4,369,771
4.00%, due 10/1/47	54,060	58,032
4.00%, due 11/1/47	52,704	56,587
4.00%, due 12/1/47	135,735	144,989
4.00%, due 1/1/48	296,255	317,381
4.00%, due 1/1/48	346,659	370,178
4.00%, due 1/1/48	53,530	57,388
4.00%, due 2/1/48	158,039	168,868
4.00%, due 6/1/48	672,851	718,002
4.00%, due 7/1/48	176,357	187,899
4.00%, due 7/1/48	443,966	473,263
4.00%, due 7/1/48	693,530	738,688
4.00%, due 8/1/48	118,786	126,553
4.00%, due 8/1/48	2,478,167	2,639,383
4.00%, due 9/1/48	442,542	471,543
4.00%, due 9/1/48	115,956	123,516
4.00%, due 10/1/48	82,719	88,104
4.00%, due 11/1/48	214,898	229,027
4.00%, due 1/1/49	150,461	160,377
4.00%, due 9/1/49	2,666,152	2,842,810
4.50%, due 7/1/46	51,799	56,689
4.50%, due 12/1/46	55,009	60,435
4.50%, due 4/1/47	376,033	412,017
4.50%, due 5/1/47	23,160	25,210
4.50%, due 7/1/47	316,157	342,734
4.50%, due 7/1/47	78,985	86,182
4.50%, due 8/1/47	18,424	20,067
4.50%, due 2/1/48	314,253	341,157
4.50%, due 4/1/48	75,637	81,901
4.50%, due 4/1/48	103,816	112,480
4.50%, due 4/1/48	34,413	37,285
4.50%, due 5/1/48	256,876	278,647
4.50%, due 6/1/48	134,969	146,412
4.50%, due 8/1/48	257,984	279,776
4.50%, due 10/1/48	90,672	97,999
4.50%, due 4/1/49	2,603,657	2,815,487
4.50%, due 9/1/49	1,220,998	1,320,771
5.00%, due 8/1/31	147,020	160,692
5.00%, due 6/1/39	147,985	169,726
5.00%, due 6/1/40	34,118	39,306
5.00%, due 7/1/47	108,115	119,694
5.00%, due 1/1/48	181,428	200,210
5.00%, due 4/1/48	57,611	63,417
5.00%, due 5/1/48	141,014	155,066
5.00%, due 9/1/48	119,603	131,960
5.50%, due 8/1/27	58,776	65,251
5.50%, due 6/1/36	90,001	104,342
5.50%, due 5/1/44	95,601	112,523
5.50%, due 9/1/48	350,975	390,530
		77,761,989
Government National Mortgage Association (Mortgage Pass-Through Securities) 6.3%
2.00%, due 3/1/50 TBA (d)	7,000,000	7,272,344
2.50%, due 4/20/47	69,480	73,401
2.50%, due 2/1/50 TBA (d)	7,500,000	7,876,465
3.00%, due 6/15/45	37,596	39,151
3.00%, due 10/15/45	29,855	31,036
3.00%, due 11/20/45	650,179	682,785
3.00%, due 8/20/46	241,541	255,631
3.00%, due 9/20/46	129,121	136,607
3.00%, due 10/20/46	799,902	843,309
3.00%, due 1/20/47	900,627	948,353
3.00%, due 5/20/47	153,035	160,975
3.00%, due 12/20/47	514,911	542,485
3.00%, due 2/20/48	581,415	608,665
3.00%, due 3/20/48	690,641	723,607
3.00%, due 5/15/48	176,622	183,856
3.00%, due 8/1/49 TBA (d)	12,700,000	13,297,545
3.50%, due 11/20/42	257,753	277,335
3.50%, due 9/20/44	343,813	369,814
3.50%, due 3/15/45	20,631	21,684
3.50%, due 4/15/45	42,456	44,673
3.50%, due 7/20/45	911,225	972,905
3.50%, due 11/20/45	416,129	444,258
3.50%, due 7/20/46	46,731	49,885
3.50%, due 10/20/46	47,639	50,937
3.50%, due 11/20/46	584,228	620,801
3.50%, due 1/20/47	670,035	715,130
3.50%, due 5/20/47	532,950	565,800
3.50%, due 9/20/47	568,415	606,616
3.50%, due 10/20/47	1,017,824	1,085,954
3.50%, due 12/20/47	500,834	533,557
3.50%, due 5/15/48	73,488	76,475
3.50%, due 7/20/48	270,815	287,290
3.50%, due 9/20/48	296,614	313,172
3.50%, due 10/20/48	306,097	323,564
3.50%, due 4/20/49	1,759,262	1,851,688
3.50%, due 7/20/49	2,018,615	2,123,317
3.50%, due 12/20/49	7,892,394	8,294,364
4.00%, due 8/15/46	74,989	80,641
4.00%, due 12/20/46	38,215	41,101
4.00%, due 1/20/47	317,560	342,347
4.00%, due 2/20/47	81,729	87,699
4.00%, due 3/20/47	62,396	67,102
4.00%, due 4/20/47	137,368	148,124
4.00%, due 5/20/47	114,659	123,346
4.00%, due 7/20/47	46,376	49,934
4.00%, due 11/15/47	144,222	152,364
4.00%, due 11/20/47	571,474	611,853
4.00%, due 12/20/47	124,274	133,255
4.00%, due 4/20/48	508,544	542,419
4.00%, due 5/20/48	218,883	234,440
4.00%, due 6/20/48	90,273	96,440
4.00%, due 8/20/48	592,250	632,993
4.00%, due 9/20/48	314,311	336,273
4.00%, due 3/20/49	87,864	93,384
4.00%, due 7/15/49	312,652	330,301
4.00%, due 7/20/49	2,210,128	2,347,145
4.50%, due 8/15/46	52,130	56,968
4.50%, due 8/20/46	122,387	135,885
4.50%, due 2/15/47	19,269	21,171
4.50%, due 4/15/47	43,418	48,202
4.50%, due 4/20/47	120,298	130,902
4.50%, due 8/15/47	230,708	255,206
4.50%, due 8/15/47	276,757	303,303
4.50%, due 11/20/47	114,121	124,724
4.50%, due 1/20/48	279,433	302,457
4.50%, due 3/20/48	124,821	134,566
4.50%, due 5/20/48	115,928	125,400
4.50%, due 6/20/48	197,279	213,033
4.50%, due 8/20/48	366,031	394,358
5.00%, due 8/20/45	134,730	152,027
5.00%, due 11/20/46	83,169	94,899
5.00%, due 4/15/47	45,342	50,983
5.00%, due 11/20/47	109,560	121,336
5.00%, due 12/15/47	51,933	57,009
5.00%, due 3/20/48	69,811	76,593
5.00%, due 6/20/48	164,752	179,667
		62,735,284
United States Treasury Bonds 6.9%
1.25%, due 5/15/50	14,650,000	13,926,656
2.00%, due 2/15/50	1,025,000	1,162,894
2.25%, due 8/15/49	1,375,000	1,639,956
2.375%, due 11/15/49	6,310,000	7,726,299
2.75%, due 8/15/47	1,035,000	1,346,430
2.75%, due 11/15/47	300,000	390,832
2.875%, due 5/15/43	1,950,000	2,550,768
2.875%, due 11/15/46	140,000	185,456
2.875%, due 5/15/49	3,500,000	4,698,887
3.00%, due 2/15/47	815,000	1,104,994
3.00%, due 5/15/47	1,175,000	1,595,430
3.00%, due 2/15/48	5,950,000	8,105,016
3.00%, due 8/15/48	2,790,000	3,811,511
3.00%, due 2/15/49	2,145,000	2,939,739
3.125%, due 5/15/48	7,900,000	11,011,242
3.375%, due 11/15/48	1,550,000	2,261,062
3.625%, due 2/15/44	150,000	219,609
4.50%, due 2/15/36	1,900,000	2,877,758
4.625%, due 2/15/40	750,000	1,209,375
		68,763,914
United States Treasury Notes 34.1%
0.125%, due 4/30/22	3,000,000	3,000,117
0.125%, due 6/30/22	17,300,000	17,300,000
0.125%, due 7/31/22	18,000,000	18,000,000
0.125%, due 8/31/22	11,500,000	11,499,551
0.125%, due 9/30/22	12,000,000	12,000,000
0.125%, due 5/15/23	9,500,000	9,494,805
0.125%, due 7/15/23	13,300,000	13,290,649
0.125%, due 8/15/23	14,000,000	13,989,063
0.25%, due 4/15/23	850,000	852,291
0.25%, due 6/15/23	5,450,000	5,464,477
0.25%, due 5/31/25	3,850,000	3,850,451
0.25%, due 6/30/25	4,700,000	4,698,348
0.25%, due 7/31/25	3,600,000	3,597,469
0.25%, due 8/31/25	10,000,000	9,992,188
0.25%, due 9/30/25	2,000,000	1,998,750
0.375%, due 3/31/22	5,000,000	5,018,164
0.375%, due 4/30/25	4,025,000	4,048,741
0.375%, due 7/31/27	9,525,000	9,477,375
0.50%, due 4/30/27	1,300,000	1,306,297
0.50%, due 5/31/27	3,050,000	3,063,106
0.50%, due 6/30/27	3,150,000	3,162,182
0.625%, due 5/15/30	9,925,000	9,895,535
0.625%, due 8/15/30	6,600,000	6,567,000
1.50%, due 8/15/22	9,275,000	9,514,121
1.50%, due 9/15/22	3,400,000	3,491,242
1.50%, due 10/31/24	3,100,000	3,261,539
1.50%, due 1/31/27	2,400,000	2,565,375
1.50%, due 2/15/30	200,000	215,875
1.625%, due 8/31/22	700,000	720,043
1.625%, due 11/15/22	8,000,000	8,252,500
1.625%, due 10/31/26	900,000	967,500
1.625%, due 8/15/29	4,150,000	4,519,609
1.75%, due 7/31/21	4,273,600	4,331,193
1.75%, due 6/15/22	900,000	924,785
1.75%, due 6/30/22	1,925,000	1,979,517
1.75%, due 7/15/22	2,000,000	2,058,125
1.75%, due 6/30/24	2,875,000	3,042,109
1.75%, due 7/31/24	14,650,000	15,517,555
1.75%, due 11/15/29	5,600,000	6,168,531
1.875%, due 12/15/20	1,875,000	1,881,739
1.875%, due 9/30/22	950,000	983,064
1.875%, due 8/31/24	650,000	692,326
2.00%, due 4/30/24	4,035,000	4,296,014
2.00%, due 5/31/24	1,400,000	1,492,367
2.125%, due 7/31/24	150,000	161,021
2.125%, due 5/31/26	5,645,000	6,209,500
2.25%, due 2/15/21	3,000,000	3,023,789
2.375%, due 3/15/21	150,000	151,547
2.375%, due 4/30/26	200,000	222,594
2.375%, due 5/15/29	2,125,000	2,446,157
2.50%, due 2/15/22	17,450,000	18,017,125
2.50%, due 3/31/23	100,000	105,891
2.625%, due 6/15/21	925,000	941,332
2.625%, due 7/15/21	4,965,000	5,062,748
2.625%, due 6/30/23	1,900,000	2,028,992
2.625%, due 12/31/23	150,000	161,900
2.75%, due 8/15/21	3,700,000	3,784,695
2.75%, due 9/15/21	12,300,000	12,606,539
2.75%, due 4/30/23	5,425,000	5,788,645
2.75%, due 5/31/23	1,700,000	1,817,738
2.75%, due 7/31/23	4,675,000	5,018,320
2.75%, due 8/31/23	8,300,000	8,926,066
2.75%, due 6/30/25	275,000	307,270
2.875%, due 11/15/21	375,000	386,514
2.875%, due 9/30/23	2,875,000	3,108,032
2.875%, due 10/31/23	5,300,000	5,740,977
2.875%, due 11/30/23	600,000	651,234
2.875%, due 5/31/25	300,000	336,469
2.875%, due 7/31/25	1,425,000	1,603,459
		337,050,242
Total U.S. Government & Federal Agencies (Cost $616,860,288)		640,141,138
Total Long-Term Bonds (Cost $888,290,947)		927,349,365

	Shares
Exchange-Traded Funds 3.6%
iShares 1-5 Year Investment Grade Corporate Bond ETF	54,601	2,998,141
iShares 5-10 Year Investment Grade Corporate Bond ETF	197,918	12,035,394
iShares Long-Term Corporate Bond ETF	297,696	20,960,775
Total Exchange-Traded Funds (Cost $34,068,846)		35,994,310

	Principal Amount
Short-Term Investments 9.2%
Repurchase Agreement 8.1%
Fixed Income Clearing Corp. 0.00%, dated 9/30/20 due 10/1/20 Proceeds at Maturity $79,818,741 (Collateralized by United States Treasury Notes with rates between 2.625% and 2.75% and a maturity dates between 12/31/23 and 2/15/24, with a Principal Amount of $74,750,900 and a Market Value of $81,415,193)	$79,818,741	79,818,741
Total Repurchase Agreement (Cost $79,818,741)		79,818,741
U.S. Government & Federal Agencies 1.1%
United States Treasury Notes 1.1%
0.125%, due 9/15/23	7,000,000	6,993,984
0.50%, due 8/31/27	3,400,000	3,409,563
Total U.S. Government & Federal Agencies (Cost $10,409,677)		10,403,547
Total Short-Term Investments (Cost $90,228,418)		90,222,288
Total Investments (Cost $1,012,588,211)	106.5%	1,053,565,963
Other Assets, Less Liabilities	(6.5)	(64,195,727)
Net Assets	100.0%	$989,370,236

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Fixed to floating rate - Rate shown was the rate in effect as of September 30, 2020.
(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of September 30, 2020.
(d)	TBA- Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of September 30, 2020, the total net market value of these securities was $63,276,098, which represented 6.4% of the Portfolio's net assets. All or a portion of these securities are a part of a mortgage dollar roll agreement.

Futures Contracts

As of September 30, 2020, the Portfolio held the following futures contracts1:

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
5-Year United States Treasury Note	202	December 2020	$25,449,181	$25,458,312	$9,131
10-Year United States Treasury Note	92	December 2020	12,822,663	12,836,875	14,212
10-Year United States Treasury Ultra Note	35	December 2020	5,602,499	5,597,266	(5,233)
United States Treasury Ultra Bond	13	December 2020	2,911,516	2,883,562	(27,954)
Total Long Contracts					(9,844)

Short Contracts
2-Year United States Treasury Note	(104)	December 2020	(22,975,706)	(22,979,937)	(4,231)
United States Treasury Long Bond	(4)	December 2020	(710,524)	(705,125)	5,399
Total Short Contracts					1,168
Net Unrealized Depreciation					$(8,676)

1. As of September 30, 2020, cash in the amount of $458,638 was on deposit with a broker or futures commission merchant for futures transactions.
2. Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2020.

The following abbreviations are used in the preceding pages:
ETF	—Exchange-Traded Fund
SOFR	—Secured Overnight Financing Rate
TBA	—To Be Announced

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020, for valuing the Portfolio's assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$1,181,703	$—	$1,181,703
Corporate Bonds	—	257,533,654	—	257,533,654
Foreign Government Bonds	—	16,330,491	—	16,330,491
Mortgage-Backed Securities	—	12,162,379	—	12,162,379
U.S. Government & Federal Agencies	—	640,141,138	—	640,141,138
Total Long-Term Bonds	—	927,349,365	—	927,349,365
Exchange-Traded Funds	35,994,310	—	—	35,994,310
Short-Term Investments
Repurchase Agreements	—	79,818,741	—	79,818,741
U.S. Government & Federal Agencies	—	10,403,547	—	10,403,547
Total Short-Term Investments	—	90,222,288	—	90,222,288
Total Investments in Securities	35,994,310	1,017,571,653	—	1,053,565,963
Other Financial Instruments
Futures Contracts (b)	28,742	—	—	28,742
Total Investments in Securities and Other Financial Instruments	$36,023,052	$1,017,571,653	$—	$1,053,594,705

Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$(37,418)	$—	$—	$(37,418)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP IQ Hedge Multi-Strategy Portfolio

Portfolio of Investments  September 30, 2020 (Unaudited)

	Shares	Value
Exchange-Traded Funds 96.7%
Bonds 73.9%
Affiliated Investment Company 10.6%
IQ Ultra Short Duration ETF	785,880	$38,971,789

Bank Loan Funds 8.8%
Invesco Senior Loan ETF (a)	1,115,315	24,246,948
SPDR Blackstone / GSO Senior Loan ETF (a)	187,340	8,377,845
		32,624,793
Convertible Bond Fund 6.6%
SPDR Bloomberg Barclays Convertible Securities ETF	353,239	24,334,635

Emerging Bonds - Local Currency Funds 2.1%
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF (a)	57,527	1,511,809
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	200,288	6,176,882
WisdomTree Emerging Markets Local Debt Fund	7,817	248,112
		7,936,803
Emerging Bonds - USD Funds 2.3%
iShares JP Morgan USD Emerging Markets Bond ETF	69,587	7,716,503
Vanguard Emerging Markets Government Bond ETF	10,579	834,683
		8,551,186
Floating Rate - Investment Grade Funds 5.5%
iShares Floating Rate Bond ETF (a)	278,158	14,108,174
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF (a)	202,408	6,189,636
		20,297,810
High Yield Corporate Bond Funds 3.1%
iShares 0-5 Year High Yield Corporate Bond ETF	96,995	4,262,930
iShares iBoxx High Yield Corporate Bond ETF	30,293	2,541,583
SPDR Bloomberg Barclays High Yield Bond ETF	10,348	1,078,986
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	116,898	3,024,151
Xtrackers USD High Yield Corporate Bond ETF	10,452	502,741
		11,410,391
Investment Grade Corporate Bond Funds 11.1%
iShares Broad USD Investment Grade Corporate Bond ETF	24,534	1,491,176
iShares iBoxx $ Investment Grade Corporate Bond ETF	118,331	15,940,369
SPDR Portfolio Short Term Corporate Bond ETF	70,794	2,220,808
Vanguard Intermediate-Term Corporate Bond ETF	114,484	10,967,567
Vanguard Short-Term Corporate Bond ETF	127,501	10,563,458
		41,183,378
U.S. Medium Term Treasury Bond Funds 4.4%
iShares 3-7 Year Treasury Bond ETF (a)	64,563	8,624,971
Schwab Intermediate-Term U.S. Treasury ETF	43,664	2,562,204
Vanguard Intermediate-Term Treasury ETF	70,515	4,969,897
		16,157,072
U.S. Ultra Short Term Bond Funds 19.4%
Invesco Treasury Collateral ETF	186,525	19,721,288
iShares Short Treasury Bond ETF	183,639	20,328,837
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF (a)	95,288	8,720,758
Goldman Sachs Access Treasury 0-1 Year ETF	228,010	22,899,045
		71,669,928
Total Bonds (Cost $267,686,263)		273,137,785

Equities 22.8%
Europe Equity Funds 1.6%
iShares Core MSCI Europe ETF	31,001	1,386,055
Vanguard FTSE Europe ETF (a)	89,800	4,708,214
		6,094,269
Japan Equity Fund 0.8%
Xtrackers MSCI Japan Hedged Equity ETF (a)	68,401	2,785,289

BRIC Equity Funds 1.1%
iShares China Large-Cap ETF (a)	29,894	1,255,548
iShares MSCI China ETF	30,891	2,291,185
SPDR S&P China ETF (a)	4,522	537,304
		4,084,037
International Large Cap Growth Fund 0.3%
iShares MSCI EAFE Growth ETF (a)	13,897	1,249,062

Emerging Small Cap Equity Fund 2.2%
SPDR S&P Emerging Markets Small Cap ETF	179,073	7,947,260

U.S. Large Cap Growth Funds 2.7%
iShares Core S&P U.S. Growth ETF	11,953	956,001
Schwab U.S. Large-Cap Growth ETF (a)	10,842	1,248,673
SPDR Portfolio S&P 500 Growth ETF (a)	18,429	923,477
Vanguard Growth ETF (a)	27,211	6,193,496
Vanguard Russell 1000 Growth ETF	2,150	479,235
		9,800,882
U.S. Large Cap Core Funds 1.1%
Energy Select Sector SPDR Fund	29,175	873,791
Financial Select Sector SPDR Fund (a)	84,476	2,033,337
Health Care Select Sector SPDR Fund (a)	6,670	703,552
Technology Select Sector SPDR Fund	3,637	424,438
		4,035,118
International Small Cap Equity Funds 1.3%
Schwab International Small-Cap Equity ETF (a)	45,904	1,493,257
Vanguard FTSE All World ex-U.S. Small-Cap ETF	29,671	3,124,060
		4,617,317
International Equity Core Funds 2.5%
iShares Core MSCI EAFE ETF	74,906	4,515,334
Vanguard FTSE Developed Markets ETF	116,408	4,761,087
		9,276,421
Emerging Equity Funds 8.0%
iShares Core MSCI Emerging Markets ETF	263,119	13,892,683
Vanguard FTSE Emerging Markets ETF	359,174	15,530,684
		29,423,367
U.S. Small Cap Value Fund 1.3%
Vanguard Small-Cap Value ETF	21,670	2,397,352
iShares S&P Small-Cap 600 Value ETF (a)	7,081	866,856
iShares Russell 2000 Value ETF (a)	14,504	1,440,682
		4,704,890
Total Equities (Cost $80,430,306)		84,017,912
Total Exchange-Traded Funds (Cost $348,116,569)		357,155,697

Exchange-Traded Note 0.2%
Volatility 0.2%
iPath Series B S&P 500 VIX Short-Term Futures ETN (a)(b)	35,179	875,957
Total Exchange-Traded Note (Cost $854,736)		875,957

Exchange-Traded Vehicles 2.2%
Commodities 0.7%
iShares Silver Trust (b)	119,362	2,582,994
Total Commodities (Cost $2,782,705)		2,582,994
Currencies 1.5%
British Pound Fund 0.2%
Invesco CurrencyShares British Pound Sterling Trust (b)	4,509	562,858

Euro Fund 1.3%
Invesco CurrencyShares Euro Trust (b)	43,553	4,806,945
Total Currencies (Cost $5,107,938)		5,369,803
Total Exchange-Traded Vehicles (Cost $7,890,643)		7,952,797

Short-Term Investments 17.8%
Affiliated Investment Company 1.0%
MainStay U.S. Government Liquidity Fund, 0.02% (c)	3,722,498	3,722,498

Unaffiliated Investment Company 16.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09% (c)(d)	62,029,078	62,029,078
Total Short-Term Investments (Cost $65,751,576)		65,751,576
Total Investments (Cost $422,613,524)	116.9%	431,736,027
Other Assets, Less Liabilities	(16.9)	(62,312,768)
Net Assets	100.0%	$369,423,259

(a)	All or a portion of this security was held on loan. As of September 30, 2020, the aggregate market value of securities on loan was $73,305,252; the total market value of collateral held by the Portfolio was $74,979,992. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $12,950,915.
(b)	Non-income producing security.
(c)	Current yield as of September 30, 2020.
(d)	Represents a security purchased with cash collateral received for securities on loan.

Swap Contracts

Open OTC total return equity swap contracts as of September 30, 2020 were as follows1:

Swap Counterparty	Reference Obligation	Floating Rate [2]	Termination Date(s)	Payment Frequency Paid/Received	Notional Amount Long/ (Short (000	) )*	Unrealized Appreciation[3]
Bank of America Merrill Lynch	Aberdeen Standard Physical Gold Shares ETF	1 month LIBOR	10/04/2021	Monthly		$(2)	$—
Morgan Stanley & Co.	Aberdeen Standard Physical Gold Shares ETF	Federal Fund Rate minus 1.59%	9/14/2022	Monthly		(2)	—
Bank of America Merrill Lynch	Consumer Discretionary Select Sector SPDR Fund	1 month LIBOR	10/04/2021	Monthly		(358)	—
Morgan Stanley & Co.	Consumer Discretionary Select Sector SPDR Fund	Federal Fund Rate minus 0.05%	9/14/2022	Monthly		(358)	—
Bank of America Merrill Lynch	Energy Select Sector SPDR Fund	1 month LIBOR plus 0.50%	10/04/2021	Monthly		52	—
Morgan Stanley & Co.	Energy Select Sector SPDR Fund	Federal Fund Rate plus 0.50%	9/14/2022	Monthly		52	—
Bank of America Merrill Lynch	Financial Select Sector SPDR Fund	1 month LIBOR plus 0.50%	10/04/2021	Monthly		106	—
Morgan Stanley & Co.	Financial Select Sector SPDR Fund	Federal Fund Rate plus 0.50%	9/14/2022	Monthly		106	—
Bank of America Merrill Lynch	FlexShares Global Upstream Natural Resources Index Fund	1 month LIBOR	10/04/2021	Monthly		(245)	—
Morgan Stanley & Co.	FlexShares Global Upstream Natural Resources Index Fund	Federal Fund Rate minus 1.39%	9/14/2022	Monthly		(245)	—
Bank of America Merrill Lynch	Goldman Sachs Access Treasury 0-1 Year ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly		1,143	—
Morgan Stanley & Co.	Goldman Sachs Access Treasury 0-1 Year ETF	Federal Fund Rate plus 0.50%	9/14/2022	Monthly		1,143	—
Bank of America Merrill Lynch	Graniteshares Gold Trust	1 month LIBOR	1/01/1900	Monthly		(1)	—
Morgan Stanley & Co.	Graniteshares Gold Trust	Federal Fund Rate minus 4.64%	9/14/2022	Monthly		(1)	—
Morgan Stanley & Co.	Health Care Select Sector SPDR Fund	Federal Fund Rate plus 0.50%	9/14/2022	Monthly		36	—
Bank of America Merrill Lynch	Health Care Select Sector SPDR Fund	1 month LIBOR plus 0.50%	10/04/2021	Monthly		36	—
Bank of America Merrill Lynch	Invesco CurrencyShares Australian Dollar Trust	1 month LIBOR	10/04/2021	Monthly		(620)	—
Morgan Stanley & Co.	Invesco CurrencyShares Australian Dollar Trust	Federal Fund Rate minus 0.35%	9/14/2022	Monthly		(129)	—
Bank of America Merrill Lynch	Invesco CurrencyShares British Pound Sterling Trust	1 month LIBOR plus 0.50%	10/04/2021	Monthly		29	—
Morgan Stanley & Co.	Invesco CurrencyShares British Pound Sterling Trust	Federal Fund Rate plus 0.50%	9/14/2022	Monthly		29	—
Bank of America Merrill Lynch	Invesco CurrencyShares Euro Currency Trust	1 month LIBOR plus 0.50%	10/04/2021	Monthly		244	—
Morgan Stanley & Co.	Invesco CurrencyShares Euro Currency Trust	Federal Fund Rate plus 0.50%	9/14/2022	Monthly		244	—
Bank of America Merrill Lynch	Invesco DB US Dollar Index Bullish Fund	1 month LIBOR	10/04/2021	Monthly		(90)	—
Morgan Stanley & Co.	Invesco DB US Dollar Index Bullish Fund	Federal Fund Rate minus 0.35%	9/14/2022	Monthly		(90)	—
Bank of America Merrill Lynch	Invesco KBW Bank ETF	1 month LIBOR	10/04/2021	Monthly		(259)	—
Morgan Stanley & Co.	Invesco KBW Bank ETF	Federal Fund Rate minus 3.39%	9/14/2022	Monthly		(259)	—
Bank of America Merrill Lynch	Invesco Preferred ETF	1 month LIBOR	10/04/2021	Monthly		(159)	—
Morgan Stanley & Co.	Invesco Preferred ETF	Federal Fund Rate minus 0.69%	9/14/2022	Monthly		(159)	—
Bank of America Merrill Lynch	Invesco S&P 500 Low Volatility	1 month LIBOR	10/04/2021	Monthly		(573)	—
Morgan Stanley & Co.	Invesco S&P 500 Low Volatility	Federal Fund Rate minus 1.79%	9/14/2022	Monthly		(573)	—
Bank of America Merrill Lynch	Invesco Senior Loan ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly		1,218	—
Morgan Stanley & Co.	Invesco Senior Loan ETF	Federal Fund Rate plus 0.50%	9/14/2022	Monthly		1,218	—
Bank of America Merrill Lynch	Invesco Treasury Collateral ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly		985	—
Morgan Stanley & Co.	Invesco Treasury Collateral ETF	Federal Fund Rate plus 0.50%	9/14/2022	Monthly		985	—
Bank of America Merrill Lynch	iPath Series B S&P 500 VIX Short-Term Futures ETN	1 month LIBOR plus 0.50%	10/04/2021	Monthly		49	—
Morgan Stanley & Co.	iPath Series B S&P 500 VIX Short-Term Futures ETN	Federal Fund Rate plus 0.50%	9/14/2022	Monthly		49	—
Bank of America Merrill Lynch	IQ Ultra Short Duration ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly		1,948	—
Morgan Stanley & Co.	IQ Ultra Short Duration ETF	Federal Fund Rate plus 0.50%	9/14/2022	Monthly		1,948	—
Bank of America Merrill Lynch	iShares 0-5 Year High Yield Corporate Bond ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly		215	—
Morgan Stanley & Co.	iShares 0-5 Year High Yield Corporate Bond ETF	Federal Fund Rate plus 0.50%	9/14/2022	Monthly		215	—
Bank of America Merrill Lynch	iShares 20+ Year Treasury Bond ETF	1 month LIBOR	10/04/2021	Monthly		(163)	—
Morgan Stanley & Co.	iShares 20+ Year Treasury Bond ETF	Federal Fund Rate minus 0.35%	9/14/2022	Monthly		(163)	—
Bank of America Merrill Lynch	iShares 3-7 Year Treasury Bond ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly		431	—
Morgan Stanley & Co.	iShares 3-7 Year Treasury Bond ETF	Federal Fund Rate plus 0.50%	9/14/2022	Monthly		431	—
Bank of America Merrill Lynch	iShares Broad USD Investment Grade Corporate Bond ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly		75	—
Morgan Stanley & Co.	iShares Broad USD Investment Grade Corporate Bond ETF	Federal Fund Rate plus 0.50%	9/14/2022	Monthly		75	—
Bank of America Merrill Lynch	iShares China Large-Cap ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly		65	—
Morgan Stanley & Co.	iShares China Large-Cap ETF	Federal Fund Rate plus 0.50%	9/14/2022	Monthly		65	—
Bank of America Merrill Lynch	iShares Core MSCI EAFE ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly		230	—
Morgan Stanley & Co.	iShares Core MSCI EAFE ETF	Federal Fund Rate plus 0.50%	9/14/2022	Monthly		230	—
Bank of America Merrill Lynch	iShares Core MSCI Emerging Markets ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly		699	—
Morgan Stanley & Co.	iShares Core MSCI Emerging Markets ETF	Federal Fund Rate plus 0.50%	9/14/2022	Monthly		699	—
Bank of America Merrill Lynch	iShares Core MSCI Europe ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly		71	—
Morgan Stanley & Co.	iShares Core MSCI Europe ETF	Federal Fund Rate plus 0.50%	9/14/2022	Monthly		71	—
Bank of America Merrill Lynch	iShares Core MSCI Pacific ETF	1 month LIBOR	10/04/2021	Monthly		(568)	—
Morgan Stanley & Co.	iShares Core MSCI Pacific ETF	Federal Fund Rate minus 7.69%	9/14/2022	Monthly		(569)	—
Bank of America Merrill Lynch	iShares Core S&P U.S. Growth ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly		50	—
Morgan Stanley & Co.	iShares Core S&P U.S. Growth ETF	Federal Fund Rate plus 0.50%	9/14/2022	Monthly		50	—
Bank of America Merrill Lynch	iShares Core S&P U.S. Value ETF	1 month LIBOR	10/04/2021	Monthly		(248)	—
Morgan Stanley & Co.	iShares Core S&P U.S. Value ETF	Federal Fund Rate minus 3.04%	9/14/2022	Monthly		(248)	—
Bank of America Merrill Lynch	iShares Core US REIT ETF	1 month LIBOR	10/04/2021	Monthly		(227)	—
Morgan Stanley & Co.	iShares Core US REIT ETF	Federal Fund Rate minus 2.94%	9/14/2022	Monthly		(227)	—
Bank of America Merrill Lynch	iShares Edge MSCI Min Vol Emerging Markets ETF	1 month LIBOR	10/04/2021	Monthly		(560)	—
Morgan Stanley & Co.	iShares Edge MSCI Min Vol Emerging Markets ETF	Federal Fund Rate minus 0.59%	9/14/2022	Monthly		(559)	—
Bank of America Merrill Lynch	iShares Edge MSCI Min Vol USA ETF	1 month LIBOR	10/04/2021	Monthly		(2,173)	—
Morgan Stanley & Co.	iShares Edge MSCI Min Vol USA ETF	Federal Fund Rate minus 0.35%	9/14/2022	Monthly		(2,173)	—
Bank of America Merrill Lynch	iShares Edge MSCI USA Momentum Factor ETF	1 month LIBOR	10/04/2021	Monthly		(187)	—
Morgan Stanley & Co.	iShares Edge MSCI USA Momentum Factor ETF	Federal Fund Rate minus 0.35%	9/14/2022	Monthly		(187)	—
Bank of America Merrill Lynch	iShares Floating Rate Bond ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly		704	—
Morgan Stanley & Co.	iShares Floating Rate Bond ETF	Federal Fund Rate plus 0.50%	9/14/2022	Monthly		704	—
Bank of America Merrill Lynch	iShares Gold Trust	1 month LIBOR	10/04/2021	Monthly		(24)	—
Morgan Stanley & Co.	iShares Gold Trust	Federal Fund Rate minus 0.35%	9/14/2022	Monthly		(24)	—
Bank of America Merrill Lynch	iShares iBoxx $ Investment Grade Corporate Bond ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly		801	—
Morgan Stanley & Co.	iShares iBoxx $ Investment Grade Corporate Bond ETF	Federal Fund Rate plus 0.50%	9/14/2022	Monthly		801	—
Bank of America Merrill Lynch	iShares iBoxx High Yield Corporate Bond ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly		128	—
Morgan Stanley & Co.	iShares iBoxx High Yield Corporate Bond ETF	Federal Fund Rate plus 0.50%	9/14/2022	Monthly		128	—
Bank of America Merrill Lynch	iShares JP Morgan USD Emerging Markets Bond ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly		395	—
Morgan Stanley & Co.	iShares JP Morgan USD Emerging Markets Bond ETF	Federal Fund Rate plus 0.50%	9/14/2022	Monthly		395	—
Bank of America Merrill Lynch	iShares MBS ETF	1 month LIBOR	10/04/2021	Monthly		(486)	—
Morgan Stanley & Co.	iShares MBS ETF	Federal Fund Rate minus 0.35%	9/14/2022	Monthly		(486)	—
Morgan Stanley & Co.	iShares MSCI China ETF	Federal Fund Rate plus 0.50%	9/14/2022	Monthly		116	—
Bank of America Merrill Lynch	iShares MSCI China ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly		116	—
Bank of America Merrill Lynch	iShares MSCI EAFE Growth ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly		63	—
Morgan Stanley & Co.	iShares MSCI EAFE Growth ETF	Federal Fund Rate plus 0.50%	9/14/2022	Monthly		63	—
Bank of America Merrill Lynch	iShares MSCI Japan ETF	1 month LIBOR	10/04/2021	Monthly		(563)	—
Morgan Stanley & Co.	iShares MSCI Japan ETF	Federal Fund Rate minus 0.35%	9/14/2022	Monthly		(563)	—
Bank of America Merrill Lynch	iShares Russell 2000 Growth ETF	1 month LIBOR	10/04/2021	Monthly		(645)	—
Morgan Stanley & Co.	iShares Russell 2000 Growth ETF	Federal Fund Rate minus 2.14%	9/14/2022	Monthly		(645)	—
Bank of America Merrill Lynch	iShares Russell 2000 Value ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly		76	—
Morgan Stanley & Co.	iShares Russell 2000 Value ETF	Federal Fund Rate plus 0.50%	9/14/2022	Monthly		76	—
Bank of America Merrill Lynch	iShares S&P Small-Cap 600 Growth ETF	1 month LIBOR	10/04/2021	Monthly		(316)	—
Morgan Stanley & Co.	iShares S&P Small-Cap 600 Growth ETF	Federal Fund Rate minus 0.35%	9/14/2022	Monthly		(316)	—
Bank of America Merrill Lynch	iShares S&P Small-Cap 600 Value ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly		46	—
Morgan Stanley & Co.	iShares S&P Small-Cap 600 Value ETF	Federal Fund Rate plus 0.50%	9/14/2022	Monthly		46	—
Bank of America Merrill Lynch	iShares Short Treasury Bond ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly		1,015	—
Morgan Stanley & Co.	iShares Short Treasury Bond ETF	Federal Fund Rate plus 0.50%	9/14/2022	Monthly		1,015	—
Bank of America Merrill Lynch	iShares Silver Trust	1 month LIBOR plus 0.50%	10/04/2021	Monthly		150	—
Morgan Stanley & Co.	iShares Silver Trust	Federal Fund Rate plus 0.50%	9/14/2022	Monthly		150	—
Morgan Stanley & Co.	iShares TIPS Bond ETF	Federal Fund Rate minus 0.35%	9/14/2022	Monthly		(739)	—
Bank of America Merrill Lynch	iShares TIPS Bond ETF	1 month LIBOR	10/04/2021	Monthly		(739)	—
Bank of America Merrill Lynch	iShares US Preferred Stock ETF	1 month LIBOR	10/04/2021	Monthly		(430)	—
Morgan Stanley & Co.	iShares US Preferred Stock ETF	Federal Fund Rate minus 0.84%	9/14/2022	Monthly		(430)	—
Morgan Stanley & Co.	Schwab Intermediate-Term U.S. Treasury ETF	Federal Fund Rate plus 0.50%	9/14/2022	Monthly		128	—
Bank of America Merrill Lynch	Schwab Intermediate-Term U.S. Treasury ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly		128	—
Bank of America Merrill Lynch	Schwab International Small-Cap Equity ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly		76	—
Morgan Stanley & Co.	Schwab International Small-Cap Equity ETF	Federal Fund Rate plus 0.50%	9/14/2022	Monthly		76	—
Bank of America Merrill Lynch	Schwab U.S. Large Cap Growth ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly		64	—
Morgan Stanley & Co.	Schwab U.S. Large Cap Growth ETF	Federal Fund Rate plus 0.50%	9/14/2022	Monthly		64	—
Bank of America Merrill Lynch	Schwab U.S. Large Cap Value ETF	1 month LIBOR	10/04/2021	Monthly		(257)	—
Morgan Stanley & Co.	Schwab U.S. Large Cap Value ETF	Federal Fund Rate minus 2.09%	9/14/2022	Monthly		(257)	—
Bank of America Merrill Lynch	Schwab U.S. REIT ETF	1 month LIBOR 0.00%	10/04/2021	Monthly		(694)	—
Morgan Stanley & Co.	Schwab U.S. REIT ETF	Federal Fund Rate minus 1.50%	9/14/2022	Monthly		(694)	—
Bank of America Merrill Lynch	SPDR Blackstone / GSO Senior Loan ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly		419	—
Morgan Stanley & Co.	SPDR Blackstone / GSO Senior Loan ETF	Federal Fund Rate plus 0.50%	9/14/2022	Monthly		419	—
Bank of America Merrill Lynch	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly		435	—
Morgan Stanley & Co.	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Federal Fund Rate plus 0.50%	9/14/2022	Monthly		435	—
Bank of America Merrill Lynch	SPDR Bloomberg Barclays Convertible Securities ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly		1,238	—
Morgan Stanley & Co.	SPDR Bloomberg Barclays Convertible Securities ETF	Federal Fund Rate plus 0.50%	9/14/2022	Monthly		1,238	—
Bank of America Merrill Lynch	SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly		77	—
Morgan Stanley & Co.	SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	Federal Fund Rate plus 0.50%	9/14/2022	Monthly		77	—
Bank of America Merrill Lynch	SPDR Bloomberg Barclays High Yield Bond ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly		54	—
Morgan Stanley & Co.	SPDR Bloomberg Barclays High Yield Bond ETF	Federal Fund Rate plus 0.50%	9/14/2022	Monthly		54	—
Bank of America Merrill Lynch	SPDR Bloomberg Barclays Invest	1 month LIBOR plus 0.50%	10/04/2021	Monthly		309	—
Morgan Stanley & Co.	SPDR Bloomberg Barclays Invest	Federal Fund Rate plus 0.50%	9/14/2022	Monthly		309	—
Bank of America Merrill Lynch	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly		152	—
Morgan Stanley & Co.	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	Federal Fund Rate plus 0.50%	9/14/2022	Monthly		152	—
Bank of America Merrill Lynch	SPDR Dow Jones International Real Estate ETF	1 month LIBOR	10/04/2021	Monthly		(1,221)	—
Morgan Stanley & Co.	SPDR Dow Jones International Real Estate ETF	Federal Fund Rate minus 1.24%	9/14/2022	Monthly		(1,220)	—
Bank of America Merrill Lynch	SPDR Gold MiniShares Trust	1 month LIBOR	10/04/2021	Monthly		(3)	—
Morgan Stanley & Co.	SPDR Gold MiniShares Trust	Federal Fund Rate minus 0.94%	9/14/2022	Monthly		(3)	—
Bank of America Merrill Lynch	SPDR Portfolio Long Term Treasury ETF	1 month LIBOR	10/04/2021	Monthly		(25)	—
Morgan Stanley & Co.	SPDR Portfolio Long Term Treasury ETF	Federal Fund Rate minus 0.35%	9/14/2022	Monthly		(25)	—
Bank of America Merrill Lynch	SPDR Portfolio S&P 500 Growth ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly		48	—
Morgan Stanley & Co.	SPDR Portfolio S&P 500 Growth ETF	Federal Fund Rate plus 0.50%	9/14/2022	Monthly		48	—
Bank of America Merrill Lynch	SPDR Portfolio S&P 500 Value ETF	1 month LIBOR	10/04/2021	Monthly		(201)	—
Morgan Stanley & Co.	SPDR Portfolio S&P 500 Value ETF	Federal Fund Rate minus 0.35%	9/14/2022	Monthly		(201)	—
Bank of America Merrill Lynch	SPDR Portfolio Short Term Corporate Bond ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly		111	—
Morgan Stanley & Co.	SPDR Portfolio Short Term Corporate Bond ETF	Federal Fund Rate plus 0.50%	9/14/2022	Monthly		111	—
Bank of America Merrill Lynch	SPDR S&P Bank ETF	1 month LIBOR	10/04/2021	Monthly		(442)	—
Morgan Stanley & Co.	SPDR S&P Bank ETF	Federal Fund Rate minus 0.35%	9/14/2022	Monthly		(442)	—
Bank of America Merrill Lynch	SPDR S&P China ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly		27	—
Morgan Stanley & Co.	SPDR S&P China ETF	Federal Fund Rate plus 0.50%	9/14/2022	Monthly		27	—
Bank of America Merrill Lynch	SPDR S&P Emerging Markets Small Cap ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly		405	—
Morgan Stanley & Co.	SPDR S&P Emerging Markets Small Cap ETF	Federal Fund Rate plus 0.50%	9/14/2022	Monthly		406	—
Morgan Stanley & Co.	Technology Select Sector SPDR Fund	Federal Fund Rate plus 0.50%	9/14/2022	Monthly		22	—
Bank of America Merrill Lynch	Technology Select Sector SPDR Fund	1 month LIBOR plus 0.50%	10/04/2021	Monthly		22	—
Bank of America Merrill Lynch	VanEck Vectors High-Yield Municipal Index ETF	1 month LIBOR	10/04/2021	Monthly		(427)	—
Morgan Stanley & Co.	VanEck Vectors High-Yield Municipal Index ETF	Federal Fund Rate minus 1.64%	9/14/2022	Monthly		(427)	—
Bank of America Merrill Lynch	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly		315	—
Morgan Stanley & Co.	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	Federal Fund Rate plus 0.50%	9/14/2022	Monthly		315	—
Bank of America Merrill Lynch	Vanguard Emerging Markets Government Bond ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly		43	—
Morgan Stanley & Co.	Vanguard Emerging Markets Government Bond ETF	Federal Fund Rate plus 0.50%	9/14/2022	Monthly		43	—
Bank of America Merrill Lynch	Vanguard FTSE All World ex-U.S. Small-Cap ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly		159	—
Morgan Stanley & Co.	Vanguard FTSE All World ex-U.S. Small-Cap ETF	Federal Fund Rate plus 0.50%	9/14/2022	Monthly		159	—
Bank of America Merrill Lynch	Vanguard FTSE Developed Markets ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly		243	—
Morgan Stanley & Co.	Vanguard FTSE Developed Markets ETF	Federal Fund Rate plus 0.50%	9/14/2022	Monthly		243	—
Bank of America Merrill Lynch	Vanguard FTSE Emerging Markets ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly		792	—
Morgan Stanley & Co.	Vanguard FTSE Emerging Markets ETF	Federal Fund Rate plus 0.50%	9/14/2022	Monthly		792	—
Bank of America Merrill Lynch	Vanguard FTSE Europe ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly		244	—
Morgan Stanley & Co.	Vanguard FTSE Europe ETF	Federal Fund Rate plus 0.50%	9/14/2022	Monthly		244	—
Bank of America Merrill Lynch	Vanguard FTSE Pacific ETF	1 month LIBOR	10/04/2021	Monthly		(2,165)	—
Morgan Stanley & Co.	Vanguard FTSE Pacific ETF	Federal Fund Rate minus 2.64%	9/14/2022	Monthly		(2,166)	—
Bank of America Merrill Lynch	Vanguard Growth ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly		321	—
Morgan Stanley & Co.	Vanguard Growth ETF	Federal Fund Rate plus 0.50%	9/14/2022	Monthly		321	—
Morgan Stanley & Co.	Vanguard Intermediate-Term Corporate Bond ETF	Federal Fund Rate plus 0.50%	9/14/2022	Monthly		551	—
Bank of America Merrill Lynch	Vanguard Intermediate-Term Corporate Bond ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly		551	—
Bank of America Merrill Lynch	Vanguard Intermediate-Term Treasury ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly		248	—
Morgan Stanley & Co.	Vanguard Intermediate-Term Treasury ETF	Federal Fund Rate plus 0.50%	9/14/2022	Monthly		248	—
Bank of America Merrill Lynch	Vanguard Long-Term Treasury ETF	1 month LIBOR	10/04/2021	Monthly		(19)	—
Morgan Stanley & Co.	Vanguard Long-Term Treasury ETF	Federal Fund Rate minus 6.19%	9/14/2022	Monthly		(19)	—
Bank of America Merrill Lynch	Vanguard Mortgage-Backed Securities ETF	1 month LIBOR	10/04/2021	Monthly		(253)	—
Morgan Stanley & Co.	Vanguard Mortgage-Backed Securities ETF	Federal Fund Rate minus 0.35%	9/14/2022	Monthly		(253)	—
Bank of America Merrill Lynch	Vanguard Russell 1000 Growth ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly		25	—
Morgan Stanley & Co.	Vanguard Russell 1000 Growth ETF	Federal Fund Rate plus 0.50%	9/14/2022	Monthly		25	—
Bank of America Merrill Lynch	Vanguard Russell 1000 Growth ETF	1 month LIBOR	10/04/2021	Monthly		(99)	—
Morgan Stanley & Co.	Vanguard Russell 1000 Growth ETF	Federal Fund Rate minus 5.04%	9/14/2022	Monthly		(99)	—
Bank of America Merrill Lynch	Vanguard Short-Term Corporate Bond ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly		529	—
Morgan Stanley & Co.	Vanguard Short-Term Corporate Bond ETF	Federal Fund Rate plus 0.50%	9/14/2022	Monthly		529	—
Bank of America Merrill Lynch	Vanguard Small-Cap Growth ETF	1 month LIBOR	10/04/2021	Monthly		(785)	—
Morgan Stanley & Co.	Vanguard Small-Cap Growth ETF	Federal Fund Rate minus 0.69%	9/14/2022	Monthly		(785)	—
Bank of America Merrill Lynch	Vanguard Small-Cap Value ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly		125	—
Morgan Stanley & Co.	Vanguard Small-Cap Value ETF	Federal Fund Rate plus 0.50%	9/14/2022	Monthly		125	—
Bank of America Merrill Lynch	Vanguard Value ETF	1 month LIBOR	10/04/2021	Monthly		(1,942)	—
Morgan Stanley & Co.	Vanguard Value ETF	Federal Fund Rate minus 0.35%	9/14/2022	Monthly		(1,942)	—
Bank of America Merrill Lynch	WisdomTree Emerging Markets Local Debt Fund	1 month LIBOR plus 0.50%	10/04/2021	Monthly		13	—
Morgan Stanley & Co.	WisdomTree Emerging Markets Local Debt Fund	Federal Fund Rate plus 0.50%	9/14/2022	Monthly		13	—
Bank of America Merrill Lynch	Xtrackers MSCI Europe Hedged Equity ETF	1 month LIBOR	10/04/2021	Monthly		(562)	—
Morgan Stanley & Co.	Xtrackers MSCI Europe Hedged Equity ETF	Federal Fund Rate minus 14.29%	9/14/2022	Monthly		(562)	—
Bank of America Merrill Lynch	Xtrackers MSCI Japan Hedged Equity ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly		137	—
Morgan Stanley & Co.	Xtrackers MSCI Japan Hedged Equity ETF	Federal Fund Rate plus 0.50%	9/14/2022	Monthly		137	—
Bank of America Merrill Lynch	Xtrackers USD High Yield Corporate Bond ETF	1 month LIBOR plus 0.50%	10/04/2021	Monthly		25	—
Morgan Stanley & Co.	Xtrackers USD High Yield Corporate Bond ETF	Federal Fund Rate plus 0.50%	9/14/2022	Monthly		25	—
						$(21)	$—

1	As of September 30, 2020, cash in the amount of $150,000 was on deposit with a broker for total return equity swap contracts.
2	Fund pays the floating rate and receives the total return of the reference entity.
3	Reflects the value at reset date as of September 30, 2020.
*	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.

The following abbreviations are used in the preceding pages:
BRIC	—Brazil, Russia, India and China
DB	—Deutsche Bank
EAFE	—Europe, Australasia and Far East
EM	—Emerging Markets
ETF	—Exchange-Traded Fund
ETN	—Exchange-Traded Note
FTSE	—Financial Times Stock Exchange
KBW	—Keefe, Bruyette & Woods
LIBOR	—London Interbank Offered Rate
MBS	—Mortgage-Backed Security
MSCI	—Morgan Stanley Capital International
REIT	—Real Estate Investment Trust
SPDR	—Standard & Poor's Depositary Receipt
TIPS	—Treasury Inflation- Protected Security
USD	—United States Dollar
VIX	—CBOE Volatility Index

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Exchange-Traded Funds	$357,155,697	$—	$—	$357,155,697
Exchange-Traded Note	875,957	—	—	875,957
Exchange-Traded Vehicles	7,952,797	—	—	7,952,797
Short-Term Investments
Affiliated Investment Company	3,722,498	—	—	3,722,498
Unaffiliated Investment Company	62,029,078	—	—	62,029,078
Total Short-Term Investments	65,751,576	—	—	65,751,576
Total Investments in Securities	$431,736,027	$—	$—	$431,736,027

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Janus Henderson Balanced Portfolio

Portfolio of Investments  September 30, 2020 (Unaudited)

	Principal Amount	Value
Long-Term Bonds 37.8% †
Asset-Backed Securities 1.8%
Automobile Asset-Backed Securities 0.6%
CarMax Auto Owner Trust Series 2017-3, Class C 2.72%, due 5/15/23	$642,000	$654,259
Credit Acceptance Auto Loan Series 2018-2A, Class B 3.94%, due 7/15/27 (a)	387,000	397,366
Drive Auto Receivables Trust
Series 2019-2, Class A3 3.04%, due 3/15/23	154,338	154,663
Series 2017-3, Class D 3.53%, due 12/15/23 (a)	141,952	144,256
Series 2018-4, Class C 3.66%, due 11/15/24	190,864	193,247
Series 2017-AA, Class D 4.16%, due 5/15/24 (a)	270,670	273,735
Series 2017-1, Class E 5.17%, due 9/16/24	1,590,000	1,636,206
Series 2017-2, Class E 5.27%, due 11/15/24	1,400,000	1,456,308
OneMain Direct Auto Receivables Trust (a)
Series 2018-1A, Class C 3.85%, due 10/14/25	181,000	185,743
Series 2018-1A, Class D 4.40%, due 1/14/28	180,000	185,604
Santander Consumer Auto Receivables Trust Series 2020-AA, Class A 1.37%, due 10/15/24 (a)	695,715	702,333
Santander Drive Auto Receivables Trust
Series 2020-1, Class A2A 2.07%, due 1/17/23	402,976	405,793
Series 2016-3, Class E 4.29%, due 2/15/24	1,868,000	1,893,153
United Auto Credit Securitization Trust Series 2019-1, Class C 3.16%, due 8/12/24 (a)	390,000	393,725
		8,676,391
Other Asset-Backed Securities 1.2%
Applebee's Funding LLC / IHOP Funding LLC Series 2019-1A, Class A2I 4.194%, due 6/7/49 (a)	1,022,000	946,955
Arbys Funding LLC Series 2020-1A, Class A2 3.237%, due 7/30/50 (a)	1,408,000	1,447,860
Deutsche Bank Master Finance LLC (a)
Series 2019-1A, Class A2I 3.787%, due 5/20/49	463,320	477,539
Series 2019-1A, Class A2II 4.021%, due 5/20/49	255,420	270,962
Series 2019-1A, Class A23 4.352%, due 5/20/49	370,260	402,898
Domino's Pizza Master Issuer LLC (a)
Series 2017-1A, Class A2II 3.082%, due 7/25/47	195,473	195,871
Series 2019-1A, Class A2 3.668%, due 10/25/49	1,636,633	1,739,626
Series 2018-1A, Class A2I 4.116%, due 7/25/48	907,480	960,096
Series 2017-1A, Class A23 4.118%, due 7/25/47	209,088	225,522
Series 2018-1A, Class A2II 4.328%, due 7/25/48	496,860	540,643
Jack in the Box Funding LLC (a)
Series 2019-1A, Class A2I 3.982%, due 8/25/49	983,568	1,008,265
Series 2019-1A, Class A2II 4.476%, due 8/25/49	983,568	1,028,576
Series 2019-1A, Class A23 4.97%, due 8/25/49	983,568	1,040,890
Planet Fitness Master Issuer LLC (a)
Series 2019-1A, Class A2 3.858%, due 12/5/49	866,453	812,706
Series 2018-1A, Class A2I 4.262%, due 9/5/48	619,360	619,478
Taco Bell Funding LLC Series 2018-1A, Class A2II 4.94%, due 11/25/48 (a)	195,518	211,149
Vantage Data Centers LLC (a)(b)
Series 2020-1A, Class A2 1.645%, due 9/15/45	1,615,000	1,615,000
Series 2020-2A, Class A2 1.992%, due 9/15/45	705,000	705,000
VCAT LLC Series 2020-NPL1, Class A1 3.671%, due 8/25/50 (a)(c)	819,402	819,237
Wendy's Funding LLC (a)
Series 2018-1A, Class A2I 3.573%, due 3/15/48	315,090	325,677
Series 2019-1A, Class A2I 3.783%, due 6/15/49	507,323	537,939
Series 2018-1A, Class A2II 3.884%, due 3/15/48	88,498	93,156
		16,025,045
Total Asset-Backed Securities (Cost $24,296,211)		24,701,436

Corporate Bonds 22.2%
Aerospace & Defense 0.9%
BAE Systems PLC (a)
1.90%, due 2/15/31	725,000	721,679
3.00%, due 9/15/50	583,000	589,383
3.40%, due 4/15/30	544,000	607,981
Boeing Co.
2.25%, due 6/15/26	144,000	140,166
3.60%, due 5/1/34	918,000	883,761
4.508%, due 5/1/23	1,427,000	1,504,543
4.875%, due 5/1/25	460,000	500,538
5.705%, due 5/1/40	1,178,000	1,388,770
5.805%, due 5/1/50	684,000	827,490
5.93%, due 5/1/60	534,000	660,899
General Dynamics Corp.
3.25%, due 4/1/25	861,000	953,255
3.50%, due 4/1/27	456,000	524,262
4.25%, due 4/1/50	244,000	318,677
Northrop Grumman Corp.
4.40%, due 5/1/30	862,000	1,063,887
5.15%, due 5/1/40	374,000	502,733
5.25%, due 5/1/50	297,000	426,046
		11,614,070
Auto Manufacturers 0.2%
General Motors Co.
4.20%, due 10/1/27	396,000	424,400
5.00%, due 10/1/28	1,091,000	1,226,791
5.40%, due 4/1/48	378,000	418,318
General Motors Financial Co., Inc.
4.30%, due 7/13/25	223,000	242,599
4.35%, due 4/9/25	411,000	445,862
4.35%, due 1/17/27	405,000	439,634
		3,197,604
Banks 3.9%
Bank of America Corp.(d)
2.592%, due 4/29/31	3,117,000	3,316,242
3.705%, due 4/24/28	2,007,000	2,269,485
3.97%, due 3/5/29	670,000	768,736
6.10%, due 3/17/25 (e)	512,000	557,368
6.25%, due 9/5/24 (e)	1,172,000	1,252,282
Bank of New York Mellon Corp. 4.70% (5 Year Treasury Constant Maturity Rate + 4.358%), due 9/20/25 (e)(f)	2,024,000	2,147,464
Barclays PLC 6.125% (5 Year Treasury Constant Maturity Rate + 5.867%), due 12/15/25 (e)(f)	1,355,000	1,373,631
BNP Paribas S.A. (a)
2.588% (5 Year Treasury Constant Maturity Rate + 2.05%), due 8/12/35 (f)	2,055,000	1,995,293
2.819%, due 11/19/25 (d)	227,000	239,217
3.052%, due 1/13/31 (d)	1,400,000	1,501,449
4.705%, due 1/10/25 (d)	758,000	839,189
Citigroup, Inc.(d)
3.887%, due 1/10/28	2,060,000	2,331,699
4.412%, due 3/31/31	1,635,000	1,959,918
5.90%, due 2/15/23 (e)	113,000	115,707
5.95%, due 1/30/23 (e)	890,000	913,140
5.95%, due 5/15/25 (e)	584,000	611,740
Citizens Financial Group, Inc.
2.638%, due 9/30/32 (a)	467,000	465,677
4.30%, due 12/3/25	396,000	455,930
Credit Agricole S.A. 1.907%, due 6/16/26 (a)(d)	426,000	435,176
First Republic Bank 4.625%, due 2/13/47	391,000	488,143
Goldman Sachs Group, Inc.
3.50%, due 4/1/25	3,298,000	3,639,903
4.165% (3 Month LIBOR + 3.922%), due 11/2/20 (e)(f)	2,013,000	1,978,376
HSBC Holdings PLC (d)
1.645%, due 4/18/26	700,000	697,319
2.357%, due 8/18/31	661,000	650,784
JPMorgan Chase & Co.(d)
2.083%, due 4/22/26	3,760,000	3,932,132
2.956%, due 5/13/31	3,100,000	3,326,003
3.96%, due 1/29/27	1,809,000	2,060,249
4.452%, due 12/5/29	1,321,000	1,588,231
Morgan Stanley
2.188%, due 4/28/26 (d)	2,926,000	3,064,355
3.95%, due 4/23/27	1,401,000	1,588,135
4.35%, due 9/8/26	898,000	1,039,436
Natwest Group PLC 3.032% (5 Year Treasury Constant Maturity Rate + 2.35%), due 11/28/35 (f)	1,260,000	1,210,331
UBS Group A.G. (a)(f)
1.008% (1 Year Treasury Constant Maturity Rate + 0.83%), due 7/30/24	437,000	437,988
1.364% (1 Year Treasury Constant Maturity Rate + 1.08%), due 1/30/27	1,643,000	1,642,135
Wells Fargo & Co.(d)
1.654%, due 6/2/24	1,306,000	1,330,355
2.188%, due 4/30/26	545,000	568,451
		52,791,669
Beverages 0.5%
Anheuser-Busch InBev Worldwide, Inc.
4.35%, due 6/1/40	809,000	945,571
4.90%, due 2/1/46	919,000	1,133,154
Coca-Cola Co. 3.375%, due 3/25/27	845,000	969,275
Coca-Cola Femsa S.A.B. de C.V. 2.75%, due 1/22/30	651,000	692,364
Diageo Capital PLC
1.375%, due 9/29/25	757,000	775,808
2.00%, due 4/29/30	713,000	735,355
2.125%, due 4/29/32	572,000	597,389
Fomento Economico Mexicano S.A.B. de C.V. 3.50%, due 1/16/50	766,000	814,839
Keurig Dr. Pepper, Inc. 4.597%, due 5/25/28	465,000	558,405
		7,222,160
Biotechnology 0.2%
Royalty Pharma PLC(a)
1.75%, due 9/2/27	465,000	466,213
2.20%, due 9/2/30	90,000	89,838
3.30%, due 9/2/40	901,000	893,541
3.55%, due 9/2/50	899,000	871,815
		2,321,407
Building Materials 0.1%
Vulcan Materials Co. 3.50%, due 6/1/30	671,000	751,467

Chemicals 0.4%
Ecolab, Inc. 4.80%, due 3/24/30	568,000	724,508
Element Solutions, Inc. 3.875%, due 9/1/28 (a)	1,338,000	1,312,913
Nutrition & Biosciences, Inc.(a)
1.832%, due 10/15/27	933,000	937,230
2.30%, due 11/1/30	562,000	566,730
3.268%, due 11/15/40	342,000	346,098
3.468%, due 12/1/50	1,015,000	1,024,822
		4,912,301
Commercial Services 1.3%
Booz Allen Hamilton, Inc. 3.875%, due 9/1/28 (a)	1,244,000	1,277,028
CoStar Group, Inc. 2.80%, due 7/15/30 (a)	1,339,000	1,387,447
Equifax, Inc.
2.60%, due 12/1/24	1,527,000	1,631,119
2.60%, due 12/15/25	1,126,000	1,202,149
3.10%, due 5/15/30	1,026,000	1,117,787
Experian Finance PLC 2.75%, due 3/8/30 (a)	2,299,000	2,479,584
Gartner, Inc. 3.75%, due 10/1/30 (a)	237,000	239,737
Global Payments, Inc.
2.90%, due 5/15/30	1,019,000	1,090,340
3.20%, due 8/15/29	309,000	337,040
4.80%, due 4/1/26	629,000	734,358
IHS Markit, Ltd.(a)
4.75%, due 2/15/25	687,000	778,344
5.00%, due 11/1/22	119,000	127,714
PayPal Holdings, Inc.
1.65%, due 6/1/25	530,000	548,931
2.30%, due 6/1/30	612,000	647,217
2.65%, due 10/1/26	1,436,000	1,566,938
Service Corp. International 3.375%, due 8/15/30	489,000	489,611
United Rentals North America, Inc. 3.875%, due 2/15/31	366,000	371,490
Verisk Analytics, Inc.
3.625%, due 5/15/50	704,000	798,523
5.50%, due 6/15/45	374,000	519,236
		17,344,593
Computers 0.3%
Dell International LLC / EMC Corp. 5.875%, due 6/15/21 (a)	1,148,000	1,149,435
Leidos, Inc. (a)
2.95%, due 5/15/23	191,000	199,802
3.625%, due 5/15/25	741,000	821,880
4.375%, due 5/15/30	1,055,000	1,236,407
		3,407,524
Diversified Financial Services 0.9%
CBOE Global Markets, Inc. 3.65%, due 1/12/27	745,000	847,495
Charles Schwab Corp. 5.375% (5 Year Treasury Constant Maturity Rate + 4.971%), due 6/1/25 (e)(f)	3,408,000	3,692,738
Intercontinental Exchange, Inc.
1.85%, due 9/15/32	502,000	498,771
2.10%, due 6/15/30	955,000	980,785
2.65%, due 9/15/40	460,000	458,431
3.00%, due 9/15/60	659,000	666,381
3.75%, due 12/1/25	261,000	295,204
Mastercard, Inc. 3.30%, due 3/26/27	1,072,000	1,221,968
Quicken Loans LLC / Quicken Loans Co-Issuer, Inc. (a)
3.625%, due 3/1/29	1,013,000	1,004,136
3.875%, due 3/1/31	1,481,000	1,462,487
Raymond James Financial, Inc.
4.65%, due 4/1/30	480,000	583,937
4.95%, due 7/15/46	477,000	616,899
5.625%, due 4/1/24	358,000	413,106
USAA Capital Corp 2.125%, due 5/1/30 (a)	150,000	158,040
		12,900,378
Electric 0.9%
AEP Transmission Co. LLC 3.65%, due 4/1/50	688,000	802,304
Ameren Corp. 3.50%, due 1/15/31	2,590,000	2,960,444
Berkshire Hathaway Energy Co. 4.25%, due 10/15/50 (a)	580,000	722,109
Black Hills Corp. 2.50%, due 6/15/30	407,000	420,877
Dominion Energy, Inc. 3.375%, due 4/1/30	1,199,000	1,351,908
NextEra Energy Capital Holdings, Inc. 2.75%, due 5/1/25	629,000	679,852
NRG Energy, Inc.
6.625%, due 1/15/27	1,094,000	1,156,905
7.25%, due 5/15/26	1,111,000	1,182,404
Oncor Electric Delivery Co. LLC 3.80%, due 6/1/49	631,000	767,837
PPL WEM, Ltd. / Western Power Distribution, Ltd. 5.375%, due 5/1/21 (a)	492,000	499,106
Southern Co. 3.70%, due 4/30/30	1,909,000	2,180,652
		12,724,398
Electronics 0.5%
FLIR Systems, Inc. 2.50%, due 8/1/30	467,000	477,889
Keysight Technologies, Inc. 3.00%, due 10/30/29	958,000	1,047,243
Sensata Technologies, Inc. 3.75%, due 2/15/31 (a)	1,260,000	1,252,125
Trimble, Inc.
4.75%, due 12/1/24	1,238,000	1,371,386
4.90%, due 6/15/28	2,027,000	2,391,967
		6,540,610
Food 0.8%
Campbell Soup Co. 3.95%, due 3/15/25	311,000	346,972
JBS USA LUX S.A. / JBS Food Co. / JBS USA Finance, Inc.(a)
5.50%, due 1/15/30	1,208,000	1,314,872
6.50%, due 4/15/29	944,000	1,047,812
JBS USA LUX S.A. / JBS USA Finance, Inc. 6.75%, due 2/15/28 (a)	612,000	665,501
Mars, Inc. 4.20%, due 4/1/59 (a)	233,000	297,475
Mondelez International, Inc.
2.25%, due 9/19/24 (a)	727,000	764,809
2.75%, due 4/13/30	173,000	188,125
Sysco Corp.
2.40%, due 2/15/30	299,000	300,027
5.65%, due 4/1/25	917,000	1,084,447
5.95%, due 4/1/30	1,883,000	2,386,568
6.60%, due 4/1/40	938,000	1,268,673
6.60%, due 4/1/50	850,000	1,193,179
		10,858,460
Food Services 0.2%
Aramark Services, Inc. 6.375%, due 5/1/25 (a)	2,032,000	2,116,684

Forest Products & Paper 0.1%
Georgia-Pacific LLC 3.163%, due 11/15/21 (a)	855,000	877,489

Gas 0.0% ‡
East Ohio Gas Co. (a)
1.30%, due 6/15/25	165,000	168,185
2.00%, due 6/15/30	152,000	157,433
3.00%, due 6/15/50	221,000	224,200
		549,818
Health Care - Products 0.6%
Avantor Funding, Inc. 4.625%, due 7/15/28 (a)	923,000	957,612
Baxter International, Inc.(a)
3.75%, due 10/1/25	908,000	1,030,061
3.95%, due 4/1/30	1,002,000	1,200,408
Boston Scientific Corp.
3.75%, due 3/1/26	560,000	638,164
4.00%, due 3/1/29	291,000	338,532
4.70%, due 3/1/49	467,000	616,907
DH Europe Finance II S.A.R.L.
2.20%, due 11/15/24	543,000	573,754
2.60%, due 11/15/29	298,000	323,973
Thermo Fisher Scientific, Inc.
4.133%, due 3/25/25	429,000	488,686
4.497%, due 3/25/30	1,566,000	1,937,328
		8,105,425
Health Care - Services 1.1%
Centene Corp.
3.375%, due 2/15/30	876,000	908,850
4.25%, due 12/15/27	1,112,000	1,163,630
4.625%, due 12/15/29	1,770,000	1,909,228
4.75%, due 5/15/22	64,000	64,800
5.375%, due 6/1/26 (a)	1,510,000	1,591,163
Cigna Corp.
2.40%, due 3/15/30	218,000	226,093
3.20%, due 3/15/40	217,000	230,039
3.40%, due 9/17/21	186,000	191,418
3.40%, due 3/15/50	328,000	343,374
DaVita, Inc.(a)
3.75%, due 2/15/31	1,295,000	1,247,797
4.625%, due 6/1/30	1,054,000	1,079,612
HCA, Inc.
3.50%, due 9/1/30	1,621,000	1,651,604
5.375%, due 2/1/25	545,000	596,775
5.375%, due 9/1/26	220,000	243,100
5.625%, due 9/1/28	310,000	354,625
5.875%, due 2/15/26	286,000	320,320
5.875%, due 2/1/29	459,000	534,735
Molina Healthcare, Inc. 4.375%, due 6/15/28 (a)	2,834,000	2,892,097
		15,549,260
Home Builders 0.0% ‡
MDC Holdings, Inc. 5.50%, due 1/15/24	465,000	501,038

Household Products & Wares 0.1%
Avery Dennison Corp. 2.65%, due 4/30/30	1,251,000	1,327,840

Insurance 0.2%
Brown & Brown, Inc.
2.375%, due 3/15/31	216,000	217,328
4.50%, due 3/15/29	451,000	514,749
Prudential Financial, Inc. 3.70% (5 Year Treasury Constant Maturity Rate + 3.035%), due 10/1/50 (f)	1,777,000	1,813,073
		2,545,150
Internet 0.4%
Booking Holdings, Inc.
4.10%, due 4/13/25	2,655,000	2,987,462
4.50%, due 4/13/27	1,201,000	1,410,146
4.625%, due 4/13/30	999,000	1,200,192
		5,597,800
Iron & Steel 0.1%
Allegheny Technologies, Inc. 5.875%, due 12/1/27 (g)	1,047,000	1,006,115
Reliance Steel & Aluminum Co. 4.50%, due 4/15/23	469,000	508,560
		1,514,675
Lodging 0.2%
Choice Hotels International, Inc.
3.70%, due 12/1/29	817,000	865,113
3.70%, due 1/15/31	294,000	309,391
Marriott International, Inc. 5.75%, due 5/1/25	1,540,000	1,718,671
MGM Resorts International 7.75%, due 3/15/22	182,000	191,837
		3,085,012
Machinery - Diversified 0.4%
Otis Worldwide Corp. 2.056%, due 4/5/25	711,000	748,142
Westinghouse Air Brake Technologies Corp.
3.20%, due 6/15/25	1,132,000	1,193,306
3.45%, due 11/15/26	273,000	289,859
4.40%, due 3/15/24	662,000	718,945
4.95%, due 9/15/28	2,293,000	2,672,061
		5,622,313
Media 1.1%
CCO Holdings LLC / CCO Holdings Capital Corp. 4.25%, due 2/1/31 (a)	1,527,000	1,582,678
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80%, due 4/1/31	811,000	843,452
3.70%, due 4/1/51	1,084,000	1,071,307
4.80%, due 3/1/50	1,115,000	1,267,904
5.375%, due 5/1/47	205,000	243,409
6.484%, due 10/23/45	256,000	343,361
Comcast Corp.
3.30%, due 4/1/27	914,000	1,033,505
3.75%, due 4/1/40	365,000	426,860
CSC Holdings LLC (a)
3.375%, due 2/15/31	926,000	896,599
4.125%, due 12/1/30	1,351,000	1,377,007
4.625%, due 12/1/30	1,204,000	1,213,030
Fox Corp. 4.03%, due 1/25/24	429,000	472,299
GCI LLC 4.75%, due 10/15/28 (a)	2,154,000	2,180,947
Sirius XM Radio, Inc. 4.125%, due 7/1/30 (a)	1,625,000	1,655,469
		14,607,827
Mining 0.1%
Constellium S.E. 5.75%, due 5/15/24 (a)	849,000	863,858

Miscellaneous - Manufacturing 0.1%
General Electric Co.
3.45%, due 5/1/27	188,000	199,052
5.00%, due 1/21/21 (d)(e)	1,414,000	1,126,623
Series A 6.75%, due 3/15/32	542,000	681,856
		2,007,531
Pharmaceuticals 0.4%
AbbVie, Inc.(a)
2.60%, due 11/21/24	695,000	736,355
2.80%, due 3/15/23	57,000	59,590
3.25%, due 10/1/22	721,000	754,087
3.45%, due 3/15/22	1,331,000	1,380,553
3.80%, due 3/15/25	288,000	319,347
Bristol-Myers Squibb Co. 3.40%, due 7/26/29	513,000	597,496
Elanco Animal Health, Inc. 5.272%, due 8/28/23	1,242,000	1,332,045
Upjohn, Inc. 1.65%, due 6/22/25 (a)	206,000	210,870
		5,390,343
Pipelines 0.7%
Cheniere Corpus Christi Holdings LLC 3.70%, due 11/15/29 (a)	1,121,000	1,165,149
Cheniere Energy, Inc. 4.625%, due 10/15/28 (a)	2,401,000	2,464,026
Energy Transfer Operating, L.P.
4.95%, due 6/15/28	116,000	122,916
5.50%, due 6/1/27	159,000	175,073
5.875%, due 1/15/24	301,000	331,397
Hess Midstream Operations, L.P. 5.125%, due 6/15/28 (a)	1,336,000	1,333,488
Kinder Morgan, Inc. 4.30%, due 3/1/28	280,000	318,630
NGPL PipeCo LLC 4.375%, due 8/15/22 (a)	747,000	775,416
ONEOK, Inc.
5.85%, due 1/15/26	378,000	434,738
6.35%, due 1/15/31	808,000	939,200
7.15%, due 1/15/51	211,000	250,724
TransCanada PipeLines, Ltd. 4.10%, due 4/15/30	1,552,000	1,789,877
		10,100,634
Real Estate 0.2%
Camden Property Trust 2.80%, due 5/15/30	1,469,000	1,600,595
Crown Castle International Corp. 3.10%, due 11/15/29	912,000	988,267
Jones Lang LaSalle, Inc. 4.40%, due 11/15/22	651,000	688,536
		3,277,398
Real Estate Investment Trusts 0.7%
Agree L.P. 2.90%, due 10/1/30	473,000	490,603
Alexandria Real Estate Equities, Inc. 4.90%, due 12/15/30	1,155,000	1,453,879
Crown Castle International Corp.
3.65%, due 9/1/27	548,000	613,198
4.30%, due 2/15/29	636,000	742,371
Equinix, Inc.
1.80%, due 7/15/27	1,374,000	1,386,835
2.15%, due 7/15/30	623,000	630,710
2.90%, due 11/18/26	437,000	471,318
3.20%, due 11/18/29	688,000	758,233
GLP Capital, L.P. / GLP Financing II, Inc.
3.35%, due 9/1/24	187,000	189,676
4.00%, due 1/15/30	1,005,000	1,040,175
4.00%, due 1/15/31	429,000	446,602
5.25%, due 6/1/25	361,000	391,981
5.30%, due 1/15/29	86,000	95,776
5.375%, due 4/15/26	381,000	422,262
Mid-America Apartments, L.P. 1.70%, due 2/15/31	473,000	465,723
		9,599,342
Retail 1.0%
AutoZone, Inc.
1.65%, due 1/15/31	1,216,000	1,190,468
3.75%, due 4/18/29	984,000	1,138,016
CVS Health Corp.
2.70%, due 8/21/40	445,000	424,122
3.00%, due 8/15/26	135,000	147,804
4.10%, due 3/25/25	329,000	371,648
4.125%, due 4/1/40	593,000	675,415
4.25%, due 4/1/50	293,000	344,389
4.30%, due 3/25/28	491,000	574,702
5.05%, due 3/25/48	617,000	787,544
Dollar General Corp.
3.50%, due 4/3/30	790,000	899,146
4.125%, due 4/3/50	762,000	903,699
Lowe's Cos., Inc.
4.50%, due 4/15/30	1,070,000	1,327,397
5.00%, due 4/15/40	682,000	893,982
McDonald's Corp.
3.30%, due 7/1/25	363,000	403,634
3.50%, due 7/1/27	559,000	636,548
3.625%, due 9/1/49	349,000	391,876
Nordstrom, Inc. 4.375%, due 4/1/30	1,153,000	931,047
O'Reilly Automotive, Inc.
3.60%, due 9/1/27	25,000	28,438
3.90%, due 6/1/29	1,129,000	1,320,034
4.35%, due 6/1/28	192,000	228,494
		13,618,403
Semiconductors 1.1%
Analog Devices, Inc. 2.95%, due 4/1/25	676,000	735,229
Broadcom, Inc.
3.15%, due 11/15/25	1,496,000	1,620,361
4.15%, due 11/15/30	1,233,000	1,385,083
4.30%, due 11/15/32	986,000	1,126,398
4.70%, due 4/15/25	1,495,000	1,698,787
Marvell Technology Group, Ltd.
4.20%, due 6/22/23	142,000	153,310
4.875%, due 6/22/28	1,601,000	1,932,103
Microchip Technology, Inc.(a)
2.67%, due 9/1/23	1,514,000	1,567,040
4.25%, due 9/1/25	1,186,000	1,230,545
Micron Technology, Inc. 2.497%, due 4/24/23	1,576,000	1,636,604
Qorvo, Inc. 3.375%, due 4/1/31 (a)	1,333,000	1,354,661
		14,440,121
Shipbuilding 0.3%
Huntington Ingalls Industries, Inc.(a)
3.844%, due 5/1/25	864,000	949,359
4.20%, due 5/1/30	1,554,000	1,783,672
5.00%, due 11/15/25	1,190,000	1,223,137
		3,956,168
Software 0.5%
Broadridge Financial Solutions, Inc. 2.90%, due 12/1/29	1,789,000	1,938,074
MSCI, Inc.(a)
3.625%, due 9/1/30	821,000	842,165
3.875%, due 2/15/31	1,122,000	1,169,349
4.00%, due 11/15/29	104,000	109,200
ServiceNow, Inc. 1.40%, due 9/1/30	704,000	687,719
VMware, Inc.
4.50%, due 5/15/25	1,128,000	1,276,925
4.65%, due 5/15/27	1,266,000	1,477,626
		7,501,058
Telecommunications 1.1%
AT&T, Inc.
1.65%, due 2/1/28	711,000	712,344
3.50%, due 9/15/53 (a)	1,050,000	1,015,165
3.50%, due 2/1/61	1,089,000	1,036,926
3.55%, due 9/15/55 (a)	518,000	502,031
3.65%, due 9/15/59 (a)	105,000	103,147
4.50%, due 3/9/48	548,000	628,893
CenturyLink, Inc.
5.80%, due 3/15/22	419,000	432,115
6.45%, due 6/15/21	447,000	458,734
Level 3 Financing, Inc. 3.875%, due 11/15/29 (a)	1,755,000	1,899,596
T-Mobile USA, Inc. (a)
2.05%, due 2/15/28	270,000	276,431
2.55%, due 2/15/31	367,000	379,702
3.00%, due 2/15/41	686,000	678,783
3.30%, due 2/15/51	595,000	589,472
3.50%, due 4/15/25	718,000	787,861
3.75%, due 4/15/27	2,663,000	2,988,259
3.875%, due 4/15/30	976,000	1,107,389
Verizon Communications, Inc.
3.00%, due 3/22/27	535,000	595,645
4.522%, due 9/15/48	82,000	107,430
4.862%, due 8/21/46	381,000	520,255
		14,820,178
Toys, Games & Hobbies 0.3%
Hasbro, Inc.
3.00%, due 11/19/24	479,000	508,400
3.55%, due 11/19/26	1,834,000	1,943,231
3.90%, due 11/19/29	1,867,000	1,964,941
5.10%, due 5/15/44	303,000	315,640
		4,732,212
Transportation 0.2%
United Parcel Service, Inc.
3.90%, due 4/1/25	487,000	554,852
5.20%, due 4/1/40	415,000	574,854
5.30%, due 4/1/50	897,000	1,331,195
		2,460,901
Water 0.1%
American Water Capital Corp.
2.80%, due 5/1/30	654,000	716,354
3.45%, due 5/1/50	1,072,000	1,201,962
		1,918,316
Total Corporate Bonds (Cost $281,814,799)		303,273,435

Loan Assignments 0.2%
Healthcare, Education & Childcare 0.2%
Elanco Animal Health, Inc. Term Loan B 1.905%(1 Month LIBOR + 1.75%), due 8/1/27 (f)	2,252,886	2,187,712
Total Loan Assignments (Cost $2,252,886)		2,187,712

Mortgage-Backed Securities 3.9%
Agency (Collateralized Mortgage Obligations) 0.2%
Federal National Mortgage Association
Series 2018-27, Class EA 3.00%, due 5/25/48	1,022,316	1,091,795
REMIC, Series 2019-71, Class P 3.00%, due 11/25/49	1,710,706	1,834,256
		2,926,051
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.6%
280 Park Avenue Mortgage Trust Series 2017-280P, Class A 1.032% (1 Month LIBOR + 0.88%), due 9/15/34 (a)(f)	699,152	697,838
BANK
Series 2019-BN23, Class A3 2.92%, due 12/15/52	888,598	994,433
Series 2019-BN24, Class A3 2.96%, due 11/15/62	218,800	244,767
Series 2019-BN20, Class A3 3.011%, due 9/15/62	493,957	552,860
Series 2019-BN18, Class A4 3.584%, due 5/15/62	1,026,801	1,186,498
Series 2019-BN17, Class A4 3.714%, due 4/15/52	603,641	701,209
Series 2018-BN12, Class A4 4.255%, due 5/15/61 (h)	271,673	321,878
BBCMS Mortgage Trust (a)
Series 2017-DELC, Class A 1.002% (1 Month LIBOR + 0.85%), due 8/15/36 (f)	495,000	480,558
Series 2015-SRCH, Class A2 4.197%, due 8/10/35	875,000	987,278
Benchmark Mortgage Trust Series 2020-B16, Class A5 2.732%, due 2/15/53	550,000	604,271
BX Commercial Mortgage Trust (a)
Series 2018-IND, Class A 0.902% (1 Month LIBOR + 0.75%), due 11/15/35 (f)	674,503	674,503
Series 2019-XL, Class A 1.072% (1 Month LIBOR + 0.92%), due 10/15/36 (f)	1,121,121	1,120,784
Series 2019-XL, Class B 1.232% (1 Month LIBOR + 1.08%), due 10/15/36 (f)	181,316	180,975
Series 2019-OC11, Class A 3.202%, due 12/9/41	1,129,000	1,195,080
Series 2017-GM, Class A 3.379%, due 6/13/39	396,000	440,642
Series 2019-OC11, Class B 3.605%, due 12/9/41	564,000	584,790
Series 2019-OC11, Class C 3.856%, due 12/9/41	564,000	554,327
Series 2019-OC11, Class D 4.076%, due 12/9/41 (h)	847,000	821,797
Series 2019-OC11, Class E 4.076%, due 12/9/41 (h)	215,000	197,516
CHT Mortgage Trust Series 2017-CSMO, Class A 1.082% (1 Month LIBOR + 0.93%), due 11/15/36 (a)(f)	617,327	596,419
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class A 1.132% (1 Month LIBOR + 0.98%), due 5/15/36 (a)(f)	1,783,000	1,780,855
Great Wolf Trust (a)(f)
Series 2019-WOLF, Class A 1.186% (1 Month LIBOR + 1.034%), due 12/15/36	270,000	260,357
Series 2019-WOLF, Class B 1.486% (1 Month LIBOR + 1.334%), due 12/15/36	303,000	284,921
Series 2019-WOLF, Class C 1.785% (1 Month LIBOR + 1.633%), due 12/15/36	337,000	310,046
GS Mortgage Securities Trust
Series 2020-GC47, Class A5 2.377%, due 5/12/53	736,000	787,277
Series 2020-GC45, Class A5 2.911%, due 2/13/53	547,000	611,752
Series 2018-GS9, Class A4 3.992%, due 3/10/51 (h)	645,957	753,492
Series 2018-GS10, Class A5 4.155%, due 7/10/51 (h)	388,105	456,358
Morgan Stanley Capital I Trust
Series 2016-UB11, Class A4 2.782%, due 8/15/49	656,000	705,045
Series 2019-H6, Class A4 3.417%, due 6/15/52	343,549	390,881
Series 2015-UBS8, Class A4 3.809%, due 12/15/48	517,000	578,285
Series 2018-H3, Class A5 4.177%, due 7/15/51	561,262	666,246
Series 2018-H4, Class A4 4.31%, due 12/15/51	840,223	1,002,906
WFRBS Commercial Mortgage Trust Series 2014-C25, Class A5 3.631%, due 11/15/47	556,000	604,486
		22,331,330
Whole Loan (Collateralized Mortgage Obligations) 2.1%
Angel Oak Mortgage Trust (a)(h)
Series 2020-3, Class A2 2.41%, due 4/25/65	811,302	817,716
Series 2019-5, Class A1 2.593%, due 10/25/49	561,974	569,049
Series 2019-6, Class A1 2.62%, due 11/25/59	532,861	538,179
Series 2018-2, Class A1 3.674%, due 7/27/48	110,182	111,931
Arroyo Mortgage Trust Series 2018-1, Class A1 3.763%, due 4/25/48 (a)(h)	235,484	240,165
Chase Home Lending Mortgage Trust Series 2019-ATR2, Class A11 1.048% (1 Month LIBOR + 0.90%), due 7/25/49 (a)(f)	123,341	123,093
COLT Mortgage Loan Trust (a)(h)
Series 2020-3, Class A1 1.506%, due 4/27/65	477,152	479,596
Series 2020-2, Class A1 1.853%, due 3/25/65	468,249	471,696
Connecticut Avenue Securities Trust (Mortgage Pass-Through Securities) (f)
Series 2020-R01, Class 1M1 0.948% (1 Month LIBOR + 0.80%), due 1/25/40 (a)	252,842	251,792
Series 2018-C06, Class 1M2 2.148% (1 Month LIBOR + 2.00%), due 3/25/31	899,581	883,639
Series 2019-R05, Class 1M2 2.148% (1 Month LIBOR + 2.00%), due 7/25/39 (a)	1,042,812	1,033,646
Series 2020-R02, Class 2M2 2.148% (1 Month LIBOR + 2.00%), due 1/25/40 (a)	1,290,627	1,257,245
Series 2019-R04, Class 2M2 2.248% (1 Month LIBOR + 2.10%), due 6/25/39 (a)	524,787	521,382
Series 2019-R07, Class 1M2 2.248% (1 Month LIBOR + 2.10%), due 10/25/39 (a)	1,170,014	1,163,591
Series 2019-R03, Class 1M2 2.298% (1 Month LIBOR + 2.15%), due 9/25/31 (a)	788,187	785,061
Series 2019-R02, Class 1M2 2.448% (1 Month LIBOR + 2.30%), due 8/25/31 (a)	432,753	430,314
Series 2018-C05, Class 1M2 2.498% (1 Month LIBOR + 2.35%), due 1/25/31	350,018	343,317
Series 2018-R07, Class 1M2 2.548% (1 Month LIBOR + 2.40%), due 4/25/31 (a)	766,947	762,784
Series 2017-C01, Class 1M2 3.698% (1 Month LIBOR + 3.55%), due 7/25/29	536,937	552,351
Series 2016-C04, Class 1M2 4.398% (1 Month LIBOR + 4.25%), due 1/25/29	389,657	403,690
Series 2014-C04, Class 1M2 5.048% (1 Month LIBOR + 4.90%), due 11/25/24	107,545	111,512
Series 2015-C03, Class 1M2 5.148% (1 Month LIBOR + 5.00%), due 7/25/25	649,685	664,296
Series 2015-C04, Class 1M2 5.848% (1 Month LIBOR + 5.70%), due 4/25/28	329,943	341,539
Series 2016-C03, Class 2M2 6.048% (1 Month LIBOR + 5.90%), due 10/25/28	157,894	166,802
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) (f)
Series 2020-HQA4, Class M2 3.302% (1 Month LIBOR + 3.15%), due 9/25/50 (a)	556,000	557,488
Series 2016-DNA1, Class M3 5.725% (1 Month LIBOR + 5.55%), due 7/25/28	424,414	449,826
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes (a)(f)
REMIC, Series 2020-DNA1, Class M2 1.848% (1 Month LIBOR + 1.70%), due 1/25/50	977,000	955,738
Series 2020-DNA3, Class M2 3.148% (1 Month LIBOR + 3.00%), due 6/25/50	895,247	897,489
JP Morgan Mortgage Trust Series 2019-LTV2, Class A11 1.048% (1 Month LIBOR + 0.90%), due 12/25/49 (a)(f)	318,241	317,068
Mello Warehouse Securitization Trust (a)(f)
Series 2018-W1, Class A 0.998% (1 Month LIBOR + 0.85%), due 11/25/51	1,312,000	1,311,501
Series 2018-W1, Class B 1.198% (1 Month LIBOR + 1.05%), due 11/25/51	95,333	95,310
New Residential Mortgage Loan Trust Series 2018-2A, Class A1 4.50%, due 2/25/58 (a)(h)	308,799	336,776
Preston Ridge Partners Mortgage LLC
Series 2020-3, Class A1 1.00%, due 9/25/25	1,398,000	1,397,977
Series 2020-1A, Class A1 2.981%, due 2/25/25 (a)(c)	256,024	255,099
Series 2019-3A, Class A1 3.351%, due 7/25/24 (a)(c)	451,059	449,729
Series 2019-4A, Class A1 3.351%, due 11/25/24 (a)(c)	635,122	636,708
Series 2020-2, Class A1 3.671%, due 8/25/25 (a)(c)	476,177	476,260
Series 2019-2A, Class A1 3.967%, due 4/25/24 (a)(c)	609,800	614,895
Series 2019-1A, Class A1 4.50%, due 1/25/24 (a)(c)	310,013	312,390
Provident Funding Mortgage Trust Series 2020-1, Class A5 3.00%, due 2/25/50 (a)(h)	256,728	261,836
Sequoia Mortgage Trust
Series 2013-5, Class A1 2.50%, due 5/25/43 (a)(i)	523,765	528,889
Series 2013-7, Class A2 3.00%, due 6/25/43 (i)	139,909	141,978
Series 2013-9, Class A1 3.50%, due 7/25/43 (a)	66,286	68,271
Series 2019-3, Class A2 3.50%, due 9/25/49 (a)(h)	147,179	150,819
Series 2020-2, Class A19 3.50%, due 3/25/50 (a)(h)	228,287	233,673
Spruce Hill Mortgage Loan Trust (a)(h)
Series 2020-SH1, Class A1 2.521%, due 1/28/50	182,002	183,925
Series 2020-SH1, Class A2 2.624%, due 1/28/50	453,533	457,914
Series 2020-SH2, Class A1 3.407%, due 6/25/55	1,545,919	1,544,110
Starwood Mortgage Residential Trust Series 2020-2, Class A1 2.718%, due 4/25/60 (a)(h)	430,586	432,333
Station Place Securitization Trust Series 2020-1 1.051% (1 Month LIBOR + 0.90%), due 10/24/20 (a)(f)	2,000,000	1,999,943
Towd Point HE Trust Series 2019-HE1, Class A1 1.048% (1 Month LIBOR + 0.90%), due 4/25/48 (a)(f)	313,127	311,928
Wells Fargo Mortgage Backed Securities Trust Series 2019-4, Class A3 3.50%, due 9/25/49 (a)(h)	322,799	328,228
		28,732,487
Total Mortgage-Backed Securities (Cost $52,800,553)		53,989,868

U.S. Government & Federal Agencies 9.7%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 2.2%
1.50%, due 10/1/35 TBA (j)	404,515	413,901
2.00%, due 10/1/35 TBA (j)	2,603,869	2,707,210
2.00%, due 10/1/50 TBA (j)	85,600	88,502
2.50%, due 12/1/33	1,761,848	1,844,114
2.50%, due 11/1/34	333,782	356,502
2.50%, due 11/1/34	299,513	319,884
2.50%, due 1/1/50	58,986	62,734
2.50%, due 10/1/50 TBA (j)	2,940,762	3,084,699
3.00%, due 5/1/31	1,355,730	1,452,306
3.00%, due 9/1/32	324,569	347,904
3.00%, due 10/1/32	120,805	126,807
3.00%, due 1/1/33	173,470	185,926
3.00%, due 10/1/34	150,985	160,371
3.00%, due 10/1/34	357,540	383,623
3.00%, due 6/1/43	57,763	59,739
3.00%, due 1/1/45	253,007	266,768
3.00%, due 8/1/46	19,041	20,024
3.00%, due 10/1/46	1,065,827	1,136,671
3.00%, due 4/1/47	27,363	28,655
3.00%, due 8/1/49	266,873	284,586
3.00%, due 8/1/49	92,484	99,544
3.00%, due 10/1/49	182,458	191,242
3.00%, due 11/1/49	210,979	221,268
3.00%, due 11/1/49	584,589	612,730
3.00%, due 12/1/49	293,570	307,702
3.00%, due 12/1/49	187,225	196,238
3.00%, due 12/1/49	317,157	332,424
3.00%, due 3/1/50	110,460	115,829
3.50%, due 7/1/42	43,399	47,109
3.50%, due 8/1/42	47,550	51,251
3.50%, due 8/1/42	56,547	61,329
3.50%, due 2/1/43	297,382	323,142
3.50%, due 2/1/44	352,302	382,646
3.50%, due 12/1/44	732,915	794,471
3.50%, due 7/1/46	220,458	238,950
3.50%, due 7/1/46	915,271	1,018,353
3.50%, due 1/1/47	115,097	123,912
3.50%, due 9/1/47	965,392	1,024,631
3.50%, due 9/1/47	485,702	514,041
3.50%, due 11/1/47	309,952	335,663
3.50%, due 12/1/47	1,399,467	1,533,040
3.50%, due 12/1/47	243,739	264,422
3.50%, due 2/1/48	418,550	453,981
3.50%, due 2/1/48	336,801	360,222
3.50%, due 7/1/49	1,349,437	1,426,032
3.50%, due 8/1/49	54,281	57,369
3.50%, due 8/1/49	256,876	271,103
3.50%, due 9/1/49	443,515	467,384
3.50%, due 3/1/50	12,892	13,794
4.00%, due 3/1/47	56,891	62,165
4.00%, due 3/1/48	254,968	280,362
4.00%, due 4/1/48	8,856	9,448
4.00%, due 4/1/48	428,813	466,702
4.00%, due 5/1/48	960,201	1,025,391
4.50%, due 5/1/44	692,951	773,146
4.50%, due 3/1/48	343,290	371,625
4.50%, due 12/1/48	363,041	409,411
5.00%, due 9/1/48	65,303	71,561
6.00%, due 4/1/40	630,454	751,287
		29,391,846
Federal National Mortgage Association (Mortgage Pass-Through Securities) 3.7%
2.50%, due 11/1/34	410,180	437,970
2.50%, due 10/1/35 TBA (j)	1,253,900	1,309,346
2.50%, due 1/1/50	133,752	142,253
3.00%, due 10/1/34	196,539	208,707
3.00%, due 11/1/34	38,478	41,518
3.00%, due 12/1/34	39,086	42,092
3.00%, due 1/1/43	75,522	80,507
3.00%, due 2/1/43	27,363	29,076
3.00%, due 5/1/43	107,547	114,307
3.00%, due 5/1/43	922,168	978,967
3.00%, due 1/1/46	3,972	4,160
3.00%, due 9/1/46	1,378,022	1,467,680
3.00%, due 2/1/47	11,717,976	12,478,664
3.00%, due 3/1/47	802,519	860,258
3.00%, due 11/1/48	136,893	143,494
3.00%, due 8/1/49	276,751	297,798
3.00%, due 9/1/49	61,012	65,475
3.00%, due 2/1/57	1,203,072	1,282,261
3.00%, due 6/1/57	19,461	20,735
3.50%, due 4/1/44	473,862	527,189
3.50%, due 12/1/45	219,812	234,762
3.50%, due 12/1/45	244,236	271,724
3.50%, due 7/1/46	472,192	520,777
3.50%, due 3/1/47	186,552	199,738
3.50%, due 7/1/47	150,565	161,246
3.50%, due 8/1/47	121,777	136,907
3.50%, due 8/1/47	212,495	225,009
3.50%, due 8/1/47	151,743	163,371
3.50%, due 12/1/47	65,945	74,139
3.50%, due 12/1/47	34,457	38,738
3.50%, due 12/1/47	371,467	402,990
3.50%, due 12/1/47	253,115	271,679
3.50%, due 1/1/48	259,043	280,970
3.50%, due 1/1/48	415,145	448,404
3.50%, due 3/1/48	52,900	58,843
3.50%, due 3/1/48	163,452	177,289
3.50%, due 4/1/48	571,320	635,223
3.50%, due 7/1/48	4,511,858	4,808,479
3.50%, due 11/1/48	963,270	1,071,016
3.50%, due 7/1/49	381,709	402,832
3.50%, due 8/1/56	1,538,848	1,690,560
3.50%, due 2/1/57	1,693,947	1,879,887
4.00%, due 6/1/47	22,021	23,888
4.00%, due 6/1/47	44,309	47,478
4.00%, due 6/1/47	75,308	80,614
4.00%, due 6/1/47	52,580	57,038
4.00%, due 7/1/47	8,527	9,100
4.00%, due 7/1/47	27,038	28,948
4.00%, due 7/1/47	76,075	81,753
4.00%, due 7/1/47	49,238	52,667
4.00%, due 8/1/47	90,993	97,757
4.00%, due 8/1/47	147,848	158,731
4.00%, due 9/1/47	43,712	48,031
4.00%, due 10/1/47	183,837	202,101
4.00%, due 10/1/47	116,361	127,961
4.00%, due 10/1/47	180,939	198,802
4.00%, due 10/1/47	183,724	196,560
4.00%, due 10/1/47	101,227	108,476
4.00%, due 11/1/47	83,775	89,800
4.00%, due 11/1/47	243,486	260,367
4.00%, due 12/1/47	458,851	491,689
4.00%, due 1/1/48	854,229	934,867
4.00%, due 1/1/48	1,752,907	1,910,384
4.00%, due 1/1/48	96,250	103,188
4.00%, due 3/1/48	349,923	384,773
4.00%, due 5/1/48	613,655	653,955
4.00%, due 2/1/49	301,483	321,320
4.00%, due 9/1/49	1,645,751	1,804,087
4.50%, due 11/1/42	103,373	116,393
4.50%, due 10/1/44	302,104	345,990
4.50%, due 3/1/45	460,507	527,428
4.50%, due 6/1/45	240,479	268,418
4.50%, due 2/1/46	578,282	649,886
4.50%, due 5/1/47	27,735	30,758
4.50%, due 5/1/47	17,753	19,721
4.50%, due 5/1/47	83,599	93,346
4.50%, due 5/1/47	74,399	82,875
4.50%, due 5/1/47	74,590	82,633
4.50%, due 5/1/47	56,200	63,250
4.50%, due 5/1/47	41,018	45,287
4.50%, due 5/1/47	55,563	61,555
4.50%, due 5/1/47	17,199	19,357
4.50%, due 6/1/47	23,105	25,389
4.50%, due 6/1/47	337,208	369,133
4.50%, due 7/1/47	155,634	169,521
4.50%, due 7/1/47	139,191	152,459
4.50%, due 7/1/47	246,701	270,058
4.50%, due 8/1/47	24,408	26,596
4.50%, due 8/1/47	235,058	256,066
4.50%, due 9/1/47	200,883	218,887
4.50%, due 9/1/47	357,377	390,650
4.50%, due 9/1/47	143,923	156,809
4.50%, due 10/1/47	18,447	20,166
4.50%, due 10/1/47	30,729	33,485
4.50%, due 11/1/47	143,248	156,077
4.50%, due 3/1/48	228,227	249,288
4.50%, due 3/1/48	366,983	397,772
4.50%, due 4/1/48	256,277	281,472
4.50%, due 5/1/48	143,088	156,077
4.50%, due 5/1/48	161,004	174,723
4.50%, due 6/1/48	190,219	207,998
4.50%, due 6/1/48	145,101	157,141
4.50%, due 8/1/48	279,150	301,909
5.00%, due 7/1/44	429,213	480,715
5.00%, due 5/1/48	280,725	308,520
6.00%, due 2/1/37	35,836	42,469
		50,571,652
Government National Mortgage Association (Mortgage Pass-Through Securities) 0.9%
2.00%, due 10/1/50 TBA (j)	798,569	829,638
2.50%, due 10/1/50 TBA (j)	4,969,800	5,219,261
4.00%, due 1/15/45	811,897	875,538
4.00%, due 7/15/47	904,571	961,108
4.00%, due 8/15/47	200,888	217,267
4.00%, due 8/20/47	52,589	58,094
4.00%, due 8/20/47	96,846	104,606
4.00%, due 8/20/47	29,113	31,601
4.00%, due 11/15/47	185,846	201,155
4.00%, due 12/15/47	232,615	251,222
4.00%, due 6/20/48	697,242	744,875
4.50%, due 8/15/46	853,178	944,451
4.50%, due 2/20/48	139,276	150,822
4.50%, due 5/20/48	141,796	153,830
4.50%, due 5/20/48	566,998	615,076
5.00%, due 8/20/48	913,042	994,644
		12,353,188
United States Treasury Bonds 2.1%
1.125%, due 5/15/40	673,000	663,641
1.25%, due 5/15/50	19,135,000	18,190,210
2.75%, due 8/15/42	8,109,900	10,410,767
		29,264,618
United States Treasury Notes 0.8%
0.375%, due 9/30/27	816,000	810,679
0.625%, due 8/15/30	5,127,200	5,101,564
1.125%, due 2/28/22	5,369,700	5,445,631
		11,357,874
Total U.S. Government & Federal Agencies (Cost $128,435,500)		132,939,178
Total Long-Term Bonds (Cost $489,599,949)		517,091,629

	Shares
Common Stocks 61.1%
Aerospace & Defense 0.9%
General Dynamics Corp.	92,976	12,870,668

Air Freight & Logistics 0.6%
United Parcel Service, Inc., Class B	46,667	7,776,122

Banks 0.7%
Bank of America Corp.	420,856	10,138,421

Beverages 0.7%
Monster Beverage Corp. (k)	122,636	9,835,407

Biotechnology 0.6%
AbbVie, Inc.	88,932	7,789,554

Capital Markets 2.5%
Apollo Global Management, Inc.	31,174	1,395,037
Blackstone Group, Inc., Class A	197,949	10,332,938
CME Group, Inc.	58,204	9,738,111
Morgan Stanley	190,641	9,217,492
S&P Global, Inc.	11,399	4,110,479
		34,794,057
Chemicals 0.5%
Sherwin-Williams Co.	9,146	6,372,384

Communications Equipment 0.3%
Motorola Solutions, Inc.	27,322	4,284,363

Consumer Finance 0.6%
American Express Co.	78,097	7,829,224

Electronic Equipment, Instruments & Components 0.4%
Corning, Inc.	167,981	5,444,264

Entertainment 0.9%
Activision Blizzard, Inc.	31,446	2,545,554
Walt Disney Co.	74,515	9,245,821
		11,791,375
Equity Real Estate Investment Trusts 0.9%
Crown Castle International Corp.	51,991	8,656,502
MGM Growth Properties LLC, Class A	149,190	4,174,336
		12,830,838
Food & Staples Retailing 1.6%
Costco Wholesale Corp.	50,401	17,892,355
Sysco Corp.	62,529	3,890,554
		21,782,909
Food Products 0.5%
Hershey Co.	46,515	6,667,460

Health Care Equipment & Supplies 2.5%
Abbott Laboratories	146,555	15,949,581
Intuitive Surgical, Inc. (k)	5,544	3,933,690
Medtronic PLC	90,905	9,446,848
Stryker Corp.	20,650	4,302,840
		33,632,959
Health Care Providers & Services 2.0%
UnitedHealth Group, Inc.	86,627	27,007,700

Hotels, Restaurants & Leisure 2.6%
Hilton Worldwide Holdings, Inc.	74,880	6,388,761
McDonald's Corp.	95,824	21,032,410
Starbucks Corp.	86,266	7,411,975
		34,833,146
Household Products 1.1%
Clorox Co.	15,240	3,202,991
Procter & Gamble Co.	87,570	12,171,354
		15,374,345
Industrial Conglomerates 0.9%
Honeywell International, Inc.	78,401	12,905,589

Insurance 1.6%
Marsh & McLennan Cos., Inc.	34,994	4,013,812
Progressive Corp.	192,052	18,181,563
		22,195,375
Interactive Media & Services 2.4%
Alphabet, Inc., Class C (k)	21,848	32,107,821

Internet & Direct Marketing Retail 3.4%
Amazon.com, Inc. (k)	13,537	42,624,358
Booking Holdings, Inc. (k)	2,444	4,180,902
		46,805,260
IT Services 4.0%
Accenture PLC, Class A	86,201	19,480,564
Mastercard, Inc.	102,769	34,753,393
		54,233,957
Leisure Products 0.5%
Hasbro, Inc.	81,927	6,777,001

Life Sciences Tools & Services 1.0%
Thermo Fisher Scientific, Inc.	32,137	14,189,128

Machinery 0.8%
Deere & Co.	48,775	10,810,003

Media 1.4%
Comcast Corp., Class A	413,037	19,107,092

Multi-Utilities 0.4%
Sempra Energy	40,644	4,810,624

Multiline Retail 1.0%
Dollar General Corp.	63,350	13,279,427

Personal Products 0.2%
Estee Lauder Cos., Inc., Class A	13,965	3,047,861

Pharmaceuticals 3.6%
Bristol-Myers Squibb Co.	216,241	13,037,170
Eli Lilly & Co.	103,679	15,346,566
Merck & Co., Inc.	245,939	20,400,640
		48,784,376
Real Estate Management & Development 0.4%
CBRE Group, Inc., Class A (k)	125,794	5,908,544

Road & Rail 0.7%
CSX Corp.	129,133	10,029,760

Semiconductors & Semiconductor Equipment 4.2%
Intel Corp.	236,702	12,256,430
Lam Research Corp.	48,907	16,224,897
NVIDIA Corp.	29,368	15,894,549
QUALCOMM, Inc.	16,374	1,926,892
Texas Instruments, Inc.	74,398	10,623,290
		56,926,058
Software 7.8%
Adobe, Inc. (k)	58,882	28,877,499
Microsoft Corp.	312,961	65,825,087
salesforce.com, Inc. (k)	49,518	12,444,864
		107,147,450
Specialty Retail 1.9%
Home Depot, Inc.	95,487	26,517,695

Technology Hardware, Storage & Peripherals 3.4%
Apple, Inc.	402,447	46,607,387

Textiles, Apparel & Luxury Goods 1.0%
NIKE, Inc., Class B	106,389	13,356,075

Tobacco 0.3%
Altria Group, Inc.	98,511	3,806,465

Wireless Telecommunication Services 0.3%
T-Mobile U.S., Inc. (k)	40,566	4,639,128

Total Common Stocks (Cost $550,313,229)		835,047,272

Convertible Preferred Stocks 0.3%

	Principal Amount
Banks 0.3%
First Republic Bank 4.125%, due 10/30/25 (e)	65,750	1,670,050
Truist Financial Corp. 4.75%, due 9/1/25 (e)	76,175	1,976,741
Total Convertible Preferred Stocks (Cost $3,548,125)		3,646,791

Short-Term Investments 2.2%

	Shares
Affiliated Investment Company 2.1%
MainStay U.S. Government Liquidity Fund, 0.02% (l)	29,199,232	29,199,232

Unaffiliated Investment Company 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09% (l)(m)	1,036,000	1,036,000
Total Short-Term Investments (Cost $30,235,232)		30,235,232
Total Investments (Cost $1,073,696,535)	101.4%	1,386,020,924
Other Assets, Less Liabilities	(1.4)	(19,499,039)
Net Assets	100.0%	$1,366,521,885

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of September 30, 2020, the total market value of fair valued securities was $2,320,000, which represented 0.2% of the Portfolio's net assets.
(c)	Step coupon - Rate shown was the rate in effect as of September 30, 2020.
(d)	Fixed to floating rate - Rate shown was the rate in effect as of September 30, 2020.
(e)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Floating rate - Rate shown was the rate in effect as of September 30, 2020.
(g)	All or a portion of this security was held on loan. As of September 30, 2020, the aggregate market value of securities on loan was $1,015,663. The Portfolio received cash collateral with a value of $1,036,000.
(h)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of September 30, 2020.
(i)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of September 30, 2020.
(j)	TBA- Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of September 30, 2020, the total net market value of these securities was $13,652,557, which represented 1.0% of the Portfolio's net assets. All or a portion of these securities are a part of a mortgage dollar roll agreement.
(k)	Non-income producing security.
(l)	Current yield as of September 30, 2020.
(m)	Represents a security purchased with cash collateral received for securities on loan.

The following abbreviations are used in the preceding pages:

LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020, for valuing the Portfolio's assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$24,701,436	$—	$24,701,436
Corporate Bonds	—	303,273,435	—	303,273,435
Loan Assignments	—	2,187,712	—	2,187,712
Mortgage-Backed Securities	—	53,989,868	—	53,989,868
U.S. Government & Federal Agencies	—	132,939,178	—	132,939,178
Total Long-Term Bonds	—	517,091,629	—	517,091,629
Common Stocks	835,047,272	—	—	835,047,272
Convertible Preferred Stocks	3,646,791	—	—	3,646,791
Short-Term Investments
Affiliated Investment Company	29,199,232	—	—	29,199,232
Unaffiliated Investment Company	1,036,000	—	—	1,036,000
Total Short-Term Investments	30,235,232	—	—	30,235,232
Total Investments in Securities	$868,929,295	$517,091,629	$—	$1,386,020,924

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP MacKay Common Stock Portfolio

Portfolio of Investments September 30, 2020 (Unaudited)

	Shares	Value
Common Stocks 98.4% †
Aerospace & Defense 2.4%
Boeing Co.	13,013	$2,150,528
Huntington Ingalls Industries, Inc.	7,784	1,095,598
Lockheed Martin Corp.	13,835	5,302,679
Northrop Grumman Corp.	9,044	2,853,292
Raytheon Technologies Corp.	37,395	2,151,708
Textron, Inc.	83,131	3,000,198
		16,554,003
Air Freight & Logistics 0.8%
FedEx Corp.	14,752	3,710,423
United Parcel Service, Inc., Class B	9,497	1,582,485
		5,292,908
Auto Components 0.1%
Aptiv PLC	6,613	606,280

Banks 3.0%
Bank of America Corp.	113,598	2,736,576
Comerica, Inc.	11,765	450,011
Fifth Third Bancorp	50,912	1,085,444
First Republic Bank	33,607	3,665,179
JPMorgan Chase & Co.	42,577	4,098,888
Signature Bank	35,894	2,978,843
SVB Financial Group (a)	5,551	1,335,682
Truist Financial Corp.	116,671	4,439,331
		20,789,954
Beverages 0.9%
Coca-Cola Co.	33,767	1,667,077
Molson Coors Beverage Co., Class B	94,440	3,169,406
PepsiCo., Inc.	11,007	1,525,570
		6,362,053
Biotechnology 3.7%
AbbVie, Inc.	52,083	4,561,950
Alexion Pharmaceuticals, Inc. (a)	14,499	1,659,120
Amgen, Inc.	13,883	3,528,503
Biogen, Inc. (a)	14,986	4,251,228
Emergent BioSolutions, Inc. (a)	2,776	286,844
Exelixis, Inc. (a)	48,648	1,189,444
Gilead Sciences, Inc.	78,499	4,960,352
Incyte Corp. (a)	15,636	1,403,175
Regeneron Pharmaceuticals, Inc. (a)	3,661	2,049,355
United Therapeutics Corp. (a)	14,812	1,496,012
		25,385,983
Building Products 1.0%
Fortune Brands Home & Security, Inc.	7,333	634,451
Johnson Controls International PLC	33,460	1,366,841
Masco Corp.	59,989	3,307,194
Owens Corning	22,788	1,568,042
Trane Technologies PLC	1,808	219,220
		7,095,748
Capital Markets 3.3%
Ameriprise Financial, Inc.	23,325	3,594,616
Bank of New York Mellon Corp.	110,432	3,792,235
BlackRock, Inc.	4,158	2,343,241
Intercontinental Exchange, Inc.	27,884	2,789,794
Moody's Corp.	7,493	2,171,846
Raymond James Financial, Inc.	46,118	3,355,545
S&P Global, Inc.	14,558	5,249,615
		23,296,892
Chemicals 0.7%
CF Industries Holdings, Inc.	102,150	3,137,027
Linde PLC	4,248	1,011,576
Mosaic Co.	40,444	738,912
		4,887,515
Communications Equipment 0.2%
Cisco Systems, Inc.	26,719	1,052,461

Construction & Engineering 0.6%
EMCOR Group, Inc.	7,213	488,392
Quanta Services, Inc.	63,876	3,376,486
		3,864,878
Consumer Finance 0.8%
American Express Co.	19,323	1,937,131
Synchrony Financial	131,746	3,447,793
		5,384,924
Distributors 0.2%
LKQ Corp. (a)	60,221	1,669,928

Diversified Financial Services 1.1%
Berkshire Hathaway, Inc., Class B (a)	34,433	7,332,163

Diversified Telecommunication Services 0.7%
AT&T, Inc.	68,267	1,946,292
Verizon Communications, Inc.	50,774	3,020,545
		4,966,837
Electric Utilities 1.3%
Duke Energy Corp.	1,641	145,327
Entergy Corp.	5,332	525,362
NextEra Energy, Inc.	9,352	2,595,741
NRG Energy, Inc.	44,168	1,357,724
OGE Energy Corp.	41,291	1,238,317
PPL Corp.	33,197	903,291
Southern Co.	43,788	2,374,185
		9,139,947
Electrical Equipment 0.6%
Eaton Corp. PLC	13,703	1,398,117
Regal Beloit Corp.	27,792	2,608,835
		4,006,952
Electronic Equipment, Instruments & Components 1.3%
Arrow Electronics, Inc. (a)	38,813	3,053,031
Jabil, Inc.	91,117	3,121,668
SYNNEX Corp.	22,904	3,207,934
		9,382,633
Energy Equipment & Services 0.1%
TechnipFMC PLC	56,713	357,859

Entertainment 1.4%
Activision Blizzard, Inc.	14,850	1,202,107
Electronic Arts, Inc. (a)	28,204	3,678,084
Netflix, Inc. (a)	4,634	2,317,139
Take-Two Interactive Software, Inc. (a)	62	10,244
Walt Disney Co.	20,487	2,542,027
		9,749,601
Equity Real Estate Investment Trusts 0.8%
American Tower Corp.	6,696	1,618,624
Crown Castle International Corp.	3,971	661,172
Equinix, Inc.	823	625,587
Prologis, Inc.	7,923	797,212
SBA Communications Corp.	5,424	1,727,436
		5,430,031
Food & Staples Retailing 2.4%
BJ's Wholesale Club Holdings, Inc. (a)	56,543	2,349,362
Costco Wholesale Corp.	7,110	2,524,050
Kroger Co.	108,982	3,695,579
Walmart, Inc.	55,946	7,827,405
		16,396,396
Food Products 0.5%
Tyson Foods, Inc., Class A	58,285	3,466,792

Health Care Equipment & Supplies 2.1%
Abbott Laboratories	65,818	7,162,973
Baxter International, Inc.	7,821	628,965
Becton Dickinson & Co.	7,101	1,652,261
Danaher Corp.	844	181,739
Hill-Rom Holdings, Inc.	2,206	184,223
Hologic, Inc. (a)	39,047	2,595,454
Medtronic PLC	15,121	1,571,374
ResMed, Inc.	3,984	682,977
		14,659,966
Health Care Providers & Services 4.5%
Anthem, Inc.	18,425	4,948,771
Cardinal Health, Inc.	18,854	885,195
Centene Corp. (a)	28,242	1,647,356
HCA Healthcare, Inc.	31,593	3,939,015
Humana, Inc.	11,074	4,583,418
McKesson Corp.	17,309	2,577,829
Molina Healthcare, Inc. (a)	16,339	2,990,691
UnitedHealth Group, Inc.	29,764	9,279,522
Universal Health Services, Inc., Class B	3,040	325,341
		31,177,138
Health Care Technology 0.5%
Cerner Corp.	49,703	3,593,030

Hotels, Restaurants & Leisure 1.7%
Darden Restaurants, Inc.	36,898	3,717,105
Domino's Pizza, Inc.	8,284	3,523,020
McDonald's Corp.	4,231	928,662
Yum! Brands, Inc.	37,695	3,441,553
		11,610,340
Household Durables 0.1%
Mohawk Industries, Inc. (a)	9,769	953,357

Household Products 2.8%
Colgate-Palmolive Co.	49,992	3,856,883
Kimberly-Clark Corp.	28,961	4,276,381
Procter & Gamble Co.	82,986	11,534,224
		19,667,488
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	19,293	349,396

Insurance 0.8%
Allstate Corp.	35,565	3,348,089
Unum Group	129,406	2,177,903
		5,525,992
Interactive Media & Services 6.2%
Alphabet, Inc. (a)
Class A	8,317	12,189,395
Class C	8,314	12,218,254
Facebook, Inc., Class A (a)	70,821	18,548,020
		42,955,669
Internet & Direct Marketing Retail 5.9%
Amazon.com, Inc. (a)	11,404	35,908,117
Booking Holdings, Inc. (a)	388	663,744
eBay, Inc.	75,783	3,948,294
Etsy, Inc. (a)	2,518	306,264
		40,826,419
IT Services 4.4%
Accenture PLC, Class A	3,011	680,456
DXC Technology Co.	94,748	1,691,252
Fidelity National Information Services, Inc.	4,836	711,908
Leidos Holdings, Inc.	36,392	3,244,347
Mastercard, Inc., Class A	21,650	7,321,380
PayPal Holdings, Inc. (a)	42,449	8,363,726
Visa, Inc., Class A	41,335	8,265,760
		30,278,829
Leisure Products 0.4%
Polaris, Inc.	33,002	3,113,409

Life Sciences Tools & Services 1.1%
IQVIA Holdings, Inc. (a)	24,469	3,857,048
PRA Health Sciences, Inc. (a)	28,648	2,906,053
Thermo Fisher Scientific, Inc.	2,644	1,167,379
		7,930,480
Machinery 0.9%
AGCO Corp.	16,016	1,189,508
Cummins, Inc.	448	94,600
Deere & Co.	21,604	4,788,095
		6,072,203
Media 1.3%
Charter Communications, Inc., Class A (a)	8,457	5,280,043
Comcast Corp., Class A	46,127	2,133,835
News Corp., Class A	104,481	1,464,824
		8,878,702
Metals & Mining 1.3%
Freeport-McMoRan, Inc.	35,648	557,535
Newmont Corp.	67,398	4,276,403
Reliance Steel & Aluminum Co.	18,137	1,850,699
Royal Gold, Inc.	24	2,884
Steel Dynamics, Inc.	84,822	2,428,454
		9,115,975
Multi-Utilities 0.9%
Consolidated Edison, Inc.	10,887	847,009
Dominion Energy, Inc.	59,699	4,712,042
MDU Resources Group, Inc.	17,616	396,360
		5,955,411
Multiline Retail 1.3%
Dollar General Corp.	20,655	4,329,701
Target Corp.	31,950	5,029,569
		9,359,270
Oil, Gas & Consumable Fuels 1.9%
Chevron Corp.	29,529	2,126,088
Concho Resources, Inc.	35,125	1,549,715
ConocoPhillips	40,470	1,329,035
EOG Resources, Inc.	40,523	1,456,396
Exxon Mobil Corp.	18,385	631,157
HollyFrontier Corp.	147,139	2,900,110
Phillips 66	7,152	370,760
Valero Energy Corp.	73,850	3,199,182
		13,562,443
Pharmaceuticals 4.1%
Bristol-Myers Squibb Co.	7,122	429,385
Eli Lilly and Co.	9,346	1,383,395
Johnson & Johnson	84,424	12,569,045
Merck & Co., Inc.	54,463	4,517,706
Perrigo Co. PLC	68,430	3,141,621
Pfizer, Inc.	182,572	6,700,393
		28,741,545
Professional Services 0.4%
ManpowerGroup, Inc.	42,096	3,086,900

Road & Rail 1.2%
CSX Corp.	16,834	1,307,497
J.B. Hunt Transport Services, Inc.	25,534	3,226,987
Union Pacific Corp.	20,052	3,947,637
		8,482,121
Semiconductors & Semiconductor Equipment 4.8%
Advanced Micro Devices, Inc. (a)	9,273	760,293
Applied Materials, Inc.	48,443	2,879,936
Broadcom, Inc.	13,673	4,981,347
Intel Corp.	164,893	8,538,160
Lam Research Corp.	1,046	347,011
NVIDIA Corp.	15,120	8,183,246
Qorvo, Inc. (a)	11,801	1,522,447
QUALCOMM, Inc.	54,257	6,384,964
Texas Instruments, Inc.	582	83,104
		33,680,508
Software 9.8%
Adobe, Inc. (a)	5,533	2,713,549
Autodesk, Inc. (a)	18,569	4,289,625
CDK Global, Inc.	52,548	2,290,567
Citrix Systems, Inc.	25,131	3,460,790
Fortinet, Inc. (a)	28,826	3,395,991
Microsoft Corp.	200,102	42,087,454
Oracle Corp.	36,312	2,167,826
salesforce.com, Inc. (a)	22,314	5,607,955
ServiceNow, Inc. (a)	4,724	2,291,140
		68,304,897
Specialty Retail 3.4%
Aaron's, Inc.	53,223	3,015,083
Best Buy Co., Inc.	33,788	3,760,267
Foot Locker, Inc.	2,897	95,688
Home Depot, Inc.	26,309	7,306,272
L Brands, Inc.	27,241	866,536
Lithia Motors, Inc., Class A	10,705	2,440,098
Murphy USA, Inc. (a)	22,365	2,868,759
Tractor Supply Co.	24,254	3,476,568
		23,829,271
Technology Hardware, Storage & Peripherals 8.0%
Apple, Inc.	421,145	48,772,802
HP, Inc.	197,947	3,759,014
Xerox Holdings Corp.	170,580	3,201,787
		55,733,603
Textiles, Apparel & Luxury Goods 0.1%
NIKE, Inc., Class B	4,609	578,614

Thrifts & Mortgage Finance 0.3%
New York Community Bancorp, Inc.	247,941	2,050,472

Tobacco 0.2%
Philip Morris International, Inc.	20,054	1,503,849
Total Common Stocks (Cost $552,363,003)		684,050,035

Exchange-Traded Fund 1.3%
SPDR S&P 500 ETF Trust	28,062	9,397,683
Total Exchange-Traded Fund (Cost $9,316,102)		9,397,683

Short-Term Investment 0.2%
Affiliated Investment Company 0.2%
MainStay U.S. Government Liquidity Fund, 0.02% (b)	1,394,773	1,394,773
Total Short-Term Investment (Cost $1,394,773)		1,394,773
Total Investments (Cost $563,073,878)	99.9%	694,842,491
Other Assets, Less Liabilities	0.1	430,930
Net Assets	100.0%	$695,273,421

†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	Current yield as of September 30, 2020.

The following abbreviations are used in the preceding pages:

ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$684,050,035	$—	$—	$684,050,035
Exchange-Traded Fund	9,397,683	—	—	9,397,683
Short-Term Investment
Affiliated Investment Company	1,394,773	—	—	1,394,773
Total Investments in Securities	$694,842,491	$—	$—	$694,842,491

(a)       For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP MacKay Convertible Portfolio

Portfolio of Investments September 30, 2020 (Unaudited)

	Principal Amount	Value
Convertible Securities 95.5% †
Convertible Bonds 89.0%
Aerospace & Defense 1.1%
Aerojet Rocketdyne Holdings, Inc. 2.25%, due 12/15/23	$7,117,000	$11,320,478

Airlines 2.7%
American Airlines Group, Inc. 6.50%, due 7/1/25	4,290,000	3,976,294
Southwest Airlines Co. 1.25%, due 5/1/25	17,704,000	23,192,240
		27,168,534
Auto Manufacturers 2.9%
Tesla, Inc. 1.25%, due 3/1/21	4,806,000	28,620,068

Biotechnology 6.0%
Apellis Pharmaceuticals, Inc. 3.50%, due 9/15/26	4,715,000	5,062,731
BioMarin Pharmaceutical, Inc. 0.599%, due 8/1/24 (a)	18,042,000	18,977,530
BridgeBio Pharma, Inc. 2.50%, due 3/15/27 (b)	4,381,000	4,991,465
Exact Sciences Corp. 1.00%, due 1/15/25 (a)	8,726,000	13,546,256
Illumina, Inc. (zero coupon), due 8/15/23	7,893,000	8,428,375
Ionis Pharmaceuticals, Inc. 1.00%, due 11/15/21	8,329,000	8,628,109
		59,634,466
Building Materials 1.2%
Patrick Industries, Inc. 1.00%, due 2/1/23	11,666,000	11,592,766

Commercial Services 2.9%
Chegg, Inc. (zero coupon), due 9/1/26 (b)	5,466,000	5,474,199
Euronet Worldwide, Inc. 0.75%, due 3/15/49	7,730,000	7,435,294
Sabre GLBL, Inc. 4.00%, due 4/15/25 (a)(b)	1,185,000	1,398,136
Square, Inc.
0.125%, due 3/1/25 (b)	4,495,000	6,852,903
0.50%, due 5/15/23	3,658,000	7,933,510
		29,094,042
Computers 2.9%
Lumentum Holdings, Inc. 0.25%, due 3/15/24	12,334,000	17,274,476
Parsons Corp. 0.25%, due 8/15/25 (b)	2,878,000	2,907,366
Western Digital Corp. 1.50%, due 2/1/24	4,634,000	4,422,670
Zscaler, Inc. 0.125%, due 7/1/25 (b)	3,575,000	4,236,735
		28,841,247
Diversified Financial Services 0.4%
LendingTree, Inc. 0.625%, due 6/1/22	2,437,000	3,823,244

Electric 1.0%
NRG Energy, Inc. 2.75%, due 6/1/48	9,299,000	9,677,804

Energy - Alternate Sources 1.2%
Enphase Energy, Inc. 0.25%, due 3/1/25 (b)	5,563,000	7,127,645
Solaredge Technologies, Inc. (zero coupon), due 9/15/25 (b)	4,415,000	5,079,536
		12,207,181
Entertainment 0.5%
Live Nation Entertainment, Inc. 2.50%, due 3/15/23	4,439,000	4,966,647

Food 0.5%
Chefs' Warehouse, Inc. 1.875%, due 12/1/24 (b)	5,853,000	4,659,372

Health Care - Products 5.8%
Cantel Medical Corp. 3.25%, due 5/15/25 (b)	2,749,000	3,531,968
CONMED Corp. 2.625%, due 2/1/24	9,264,000	10,417,767
Danaher Corp. (zero coupon), due 1/22/21	4,340,000	35,760,437
Integra LifeSciences Holdings Corp. 0.50%, due 8/15/25 (b)	4,154,000	3,908,663
NuVasive, Inc. 0.375%, due 3/15/25 (b)	4,971,000	4,367,825
		57,986,660
Health Care - Services 5.4%
Anthem, Inc. 2.75%, due 10/15/42	7,296,000	27,370,660
Teladoc Health, Inc.
1.25%, due 6/1/27 (b)	8,562,000	10,750,011
1.375%, due 5/15/25	3,750,000	15,342,757
		53,463,428
Internet 10.8%
Boingo Wireless, Inc. 1.00%, due 10/1/23	4,790,000	4,209,082
Booking Holdings, Inc. 0.90%, due 9/15/21	13,680,000	14,591,151
Etsy, Inc. 0.125%, due 10/1/26 (b)	9,415,000	14,834,509
FireEye, Inc. 0.875%, due 6/1/24	1,422,000	1,325,074
Match Group Financeco 2, Inc. 0.875%, due 6/15/26 (b)	7,897,000	11,314,554
Okta, Inc. 0.125%, due 9/1/25	3,533,000	4,670,085
Palo Alto Networks, Inc.
0.375%, due 6/1/25 (b)	5,715,000	6,079,451
0.75%, due 7/1/23	8,986,000	10,152,305
Q2 Holdings, Inc. 0.75%, due 6/1/26	2,800,000	3,443,610
Shopify, Inc. 0.125%, due 11/1/25	10,310,000	11,558,160
Snap, Inc. 0.75%, due 8/1/26	6,296,000	8,739,635
Wix.com, Ltd. (zero coupon), due 7/1/23 (a)	5,631,000	10,584,761
Zendesk, Inc. 0.625%, due 6/15/25 (b)	5,370,000	6,397,108
		107,899,486
Leisure Time 2.0%
Carnival Corp. 5.75%, due 4/1/23 (b)	5,827,000	9,978,139
NCL Corp., Ltd. (b)
5.375%, due 8/1/25	2,860,000	3,362,430
6.00%, due 5/15/24	1,756,000	2,577,392
Royal Caribbean Cruises, Ltd. 4.25%, due 6/15/23 (b)	3,070,000	3,597,839
		19,515,800
Machinery - Diversified 2.2%
Chart Industries, Inc. 1.00%, due 11/15/24 (b)	15,599,000	21,697,833

Media 2.4%
DISH Network Corp. 3.375%, due 8/15/26	10,403,000	9,575,926
Liberty Media Corp-Liberty Formula One 1.00%, due 1/30/23	6,664,000	7,938,807
Liberty Media Corp. 1.375%, due 10/15/23	5,512,000	6,025,977
		23,540,710
Oil & Gas 2.5%
Ensco Jersey Finance, Ltd. 3.00%, due 1/31/24	11,037,000	1,490,777
EQT Corp. 1.75%, due 5/1/26 (a)(b)	11,868,000	13,585,268
Pioneer Natural Resources Co. 0.25%, due 5/15/25 (b)	8,757,000	9,685,182
		24,761,227
Oil & Gas Services 1.8%
Helix Energy Solutions Group, Inc. 6.75%, due 2/15/26	6,639,000	5,463,830
Newpark Resources, Inc. 4.00%, due 12/1/21	5,174,000	4,563,735
Oil States International, Inc. 1.50%, due 2/15/23	13,274,000	7,511,378
Weatherford International, Ltd. 11.00%, due 12/1/24 (a)(b)	1,137,000	682,200
		18,221,143
Pharmaceuticals 3.4%
DexCom, Inc. 0.25%, due 11/15/25 (b)	18,004,000	19,072,988
Neurocrine Biosciences, Inc. 2.25%, due 5/15/24	6,250,000	8,656,250
Pacira BioSciences, Inc.
0.75%, due 8/1/25 (b)	4,690,000	5,078,960
2.375%, due 4/1/22	1,094,000	1,259,718
		34,067,916
Retail 1.7%
American Eagle Outfitters, Inc. 3.75%, due 4/15/25 (b)	3,570,000	6,632,590
Burlington Stores, Inc. 2.25%, due 4/15/25 (b)	8,536,000	10,213,531
		16,846,121
Semiconductors 7.2%
Cree, Inc. 1.75%, due 5/1/26 (b)	1,495,000	2,295,759
Inphi Corp. 0.75%, due 4/15/25 (b)	12,268,000	14,745,594
Microchip Technology, Inc.
1.625%, due 2/15/25	6,103,000	13,610,477
1.625%, due 2/15/27	5,198,000	8,021,393
Micron Technology, Inc. 3.125%, due 5/1/32	1,993,000	9,321,012
Novellus Systems, Inc. 2.625%, due 5/15/41	724,000	7,547,948
ON Semiconductor Corp. 1.625%, due 10/15/23	1,450,000	1,918,531
Rambus, Inc. 1.375%, due 2/1/23	6,552,000	6,841,002
Silicon Laboratories, Inc. 0.625%, due 6/15/25 (b)	7,180,000	7,716,695
		72,018,411
Software 17.2%
Akamai Technologies, Inc. 0.375%, due 9/1/27	7,080,000	8,226,381
Atlassian, Inc. 0.625%, due 5/1/23	5,325,000	11,987,906
Coupa Software, Inc. 0.375%, due 6/15/26 (b)	3,760,000	4,448,550
Datadog, Inc. 0.125%, due 6/15/25 (b)	4,595,000	6,088,375
Envestnet, Inc. 1.75%, due 6/1/23	7,583,000	9,745,645
Everbridge, Inc. 0.125%, due 12/15/24 (b)	3,415,000	4,542,852
Five9, Inc. 0.50%, due 6/1/25 (b)	2,865,000	3,476,638
J2 Global, Inc. 1.75%, due 11/1/26 (b)	3,285,000	2,921,097
MongoDB, Inc. 0.25%, due 1/15/26 (b)	4,445,000	5,816,635
NICE Systems, Inc. 1.25%, due 1/15/24	12,416,000	33,783,030
Nuance Communications, Inc. 1.25%, due 4/1/25	8,331,000	14,798,355
Omnicell, Inc. 0.25%, due 9/15/25 (b)	1,735,000	1,787,208
PagerDuty, Inc. 1.25%, due 7/1/25 (b)	330,000	335,385
RingCentral, Inc. (zero coupon), due 3/1/25 (b)	16,999,000	18,188,930
Slack Technologies, Inc. 0.50%, due 4/15/25 (b)	4,125,000	4,805,389
Splunk, Inc. 0.50%, due 9/15/23	10,919,000	15,231,345
Twilio, Inc. 0.25%, due 6/1/23	2,263,000	7,893,169
Workday, Inc. 0.25%, due 10/1/22	5,605,000	8,636,983
Zynga, Inc. 0.25%, due 6/1/24	6,772,000	8,604,672
		171,318,545
Telecommunications 2.3%
Infinera Corp. 2.50%, due 3/1/27 (b)	4,490,000	4,731,910
InterDigital, Inc. 2.00%, due 6/1/24	2,860,000	2,960,701
Viavi Solutions, Inc. 1.00%, due 3/1/24	9,569,000	10,818,951
Vonage Holdings Corp. 1.75%, due 6/1/24	5,148,000	4,985,338
		23,496,900
Transportation 1.0%
Atlas Air Worldwide Holdings, Inc. 2.25%, due 6/1/22	9,024,000	9,937,680
Total Convertible Bonds (Cost $722,370,268)		886,377,708
	Shares
Convertible Preferred Stocks 6.5%
Banks 2.4%
Bank of America Corp. Series L 7.25%	8,636	12,850,368
Wells Fargo & Co. Series L 7.50%	8,264	11,090,701
		23,941,069
Capital Markets 0.5%
KKR & Co., Inc. 6.00%	101,200	5,262,400

Chemicals 0.4%
Lyondellbasell Advanced Polymers, Inc. 6.00%	4,110	4,239,465

Electric Utilities 1.0%
PG&E Corp. 5.50%	99,000	9,710,910

Health Care Equipment & Supplies 0.3%
Becton Dickinson & Co. 6.00%	50,000	2,632,500

Machinery 1.2%
Stanley Black & Decker, Inc. 5.25%	115,000	11,603,500

Semiconductors & Semiconductor Equipment 0.7%
Broadcom, Inc. 8.00%	6,025	7,511,669
Total Convertible Preferred Stocks (Cost $60,176,759)		64,901,513
Total Convertible Securities (Cost $782,547,027)		951,279,221

Common Stocks 0.7%
Banks 0.7%
Bank of America Corp.	267,678	6,448,363

Energy Equipment & Services 0.0% ‡
Weatherford International PLC (c)	157,538	307,199
Total Common Stocks (Cost $7,568,418)		6,755,562

Short-Term Investments 5.5%
Affiliated Investment Company 4.7%
MainStay U.S. Government Liquidity Fund, 0.02% (d)	46,721,668	46,721,668

Unaffiliated Investment Company 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09% (d)(e)	8,548,808	8,548,808
Total Short-Term Investments (Cost $55,270,476)		55,270,476
Total Investments (Cost $845,385,921)	101.7%	1,013,305,259
Other Assets, Less Liabilities	(1.7)	(17,185,933)
Net Assets	100.0%	$996,119,326

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	All or a portion of this security was held on loan. As of September 30, 2020, the aggregate market value of securities on loan was $20,895,588; the total market value of collateral held by the Portfolio was $21,298,967. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $12,750,159.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Non-income producing security.
(d)	Current yield as of September 30, 2020.
(e)	Represents a security purchased with cash collateral received for securities on loan.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Convertible Securities
Convertible Bonds	$—	$886,377,708	$—	$886,377,708
Convertible Preferred Stocks	64,901,513	—	—	64,901,513
Total Convertible Securities	64,901,513	886,377,708	—	951,279,221
Common Stocks	6,755,562	—	—	6,755,562
Short-Term Investments
Affiliated Investment Company	46,721,668	—	—	46,721,668
Unaffiliated Investment Company	8,548,808	—	—	8,548,808
Total Short-Term Investments	55,270,476	—	—	55,270,476
Total Investments in Securities	$126,927,551	$886,377,708	$—	$1,013,305,259

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP MacKay Government Portfolio

Portfolio of Investments September 30, 2020 (Unaudited)

	Principal Amount	Value
Long-Term Bonds 98.1% †
Asset-Backed Securities 2.5%
Other Asset-Backed Securities 2.4%
FirstEnergy Ohio PIRB Special Purpose Trust Series 2013-1, Class A3 3.45%, due 1/15/36	$522,744	$557,496
PSNH Funding LLC Series 2018-1, Class A1 3.094%, due 2/1/26	297,496	310,007
Small Business Administration Participation Certificates
Series 2012-20L, Class 1 1.93%, due 12/1/32	451,393	465,387
Series 2014-20H, Class 1 2.88%, due 8/1/34	467,884	498,006
Series 2015-20G, Class 1 2.88%, due 7/1/35	1,229,909	1,336,786
Series 2014-20I, Class 1 2.92%, due 9/1/34	522,441	557,065
Series 2014-20C, Class 1 3.21%, due 3/1/34	902,064	969,992
Series 2018-20B, Class 1 3.22%, due 2/1/38	1,830,892	2,013,724
Series 2018-20D, Class 1 3.31%, due 4/1/38	2,098,997	2,303,518
		9,011,981
Utilities 0.1%
Atlantic City Electric Transition Funding LLC Series 2002-1, Class A4 5.55%, due 10/20/23	357,400	367,778
Total Asset-Backed Securities (Cost $8,919,331)		9,379,759

Corporate Bonds 3.1%
Agriculture 0.3%
Altria Group, Inc. 2.85%, due 8/9/22	1,170,000	1,218,443

Electric 1.8%
Consolidated Edison Co. of New York, Inc. 0.625% (3 Month LIBOR + 0.40%), due 6/25/21 (a)	1,550,000	1,553,676
Duke Energy Florida Project Finance LLC 2.538%, due 9/1/29	1,900,000	2,040,682
Monongahela Power Co. 4.10%, due 4/15/24 (b)	2,000,000	2,194,996
PECO Energy Co. 1.70%, due 9/15/21	670,000	678,437
		6,467,791
Pipelines 0.3%
Plains All American Pipeline, L.P. / PAA Finance Corp. 5.00%, due 2/1/21	1,200,000	1,204,388

Real Estate Investment Trusts 0.7%
Host Hotels & Resorts, L.P. 3.75%, due 10/15/23	2,350,000	2,424,442
Total Corporate Bonds (Cost $10,954,699)		11,315,064

Mortgage-Backed Securities 15.7%
Agency (Collateralized Mortgage Obligations) 5.5%
Federal Home Loan Mortgage Corporation
REMIC, Series 4913, Class UA 3.00%, due 3/15/49	845,984	889,930
REMIC, Series 4908, Class BD 3.00%, due 4/25/49	2,835,233	2,930,234
REMIC, Series 4926, Class BP 3.00%, due 10/25/49	3,135,000	3,352,124
REMIC Series 4888, Class BA 3.50%, due 9/15/48	339,767	356,185
REMIC Series 4877, Class AT 3.50%, due 11/15/48	512,285	542,892
REMIC Series 4877, Class BE 3.50%, due 11/15/48	783,387	827,838
REMIC, Series 4886, Class LA 4.00%, due 3/15/43	115,325	116,287
REMIC, Series 4837, Class BA 4.00%, due 6/15/43	1,112,610	1,123,098
Federal National Mortgage Association
Series 2020-63, Class B 1.25%, due 9/25/50	1,145,304	1,155,663
REMIC, Series 2019-13, Class PE 3.00%, due 3/25/49	528,041	562,425
REMIC, Series 2019-58, Class LP 3.00%, due 10/25/49	1,350,000	1,428,598
REMIC, Series 2018-76, Class BC 3.50%, due 11/25/42	432,803	434,859
REMIC, Series 2020-10, Class DA 3.50%, due 3/25/60	2,520,356	2,779,929
Government National Mortgage Association
REMIC, Series 2019-3, Class A 3.00%, due 4/20/48	1,263,410	1,302,098
Series 2019-59, Class KA 3.00%, due 12/20/48	851,747	899,534
Series 2013-149, Class BA 3.25%, due 8/16/41	1,543,325	1,641,960
		20,343,654
Agency Collateral PAC CMO 0.9%
Federal National Mortgage Association Series 2012-124, Class PG 2.00%, due 7/25/42	1,595,127	1,640,338
Government National Mortgage Association REMIC, Series 2014-63, Class PG 2.50%, due 7/20/43	1,445,954	1,501,842
		3,142,180
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 8.7%
BX Trust Series 2019-OC11, Class A 3.202%, due 12/9/41 (b)	460,000	486,923
BXP Trust Series 2017-GM, Class A 3.379%, due 6/13/39 (b)	1,750,000	1,947,283
FREMF Mortgage Trust (b)(c)
Series 2015-K720, Class B 3.51%, due 7/25/22	430,000	444,346
Series 2013-K33, Class B 3.613%, due 8/25/46	933,000	990,127
Series 2013-K27, Class B 3.616%, due 1/25/46	1,300,000	1,367,133
Series 2013-K24, Class B 3.627%, due 11/25/45	2,000,000	2,095,565
Series 2013-K30, Class B 3.668%, due 6/25/45	275,000	290,967
Series 2015-K721, Class B 3.681%, due 11/25/47	3,040,000	3,161,996
Series 2014-K717, Class B 3.754%, due 11/25/47	2,500,000	2,547,888
Series 2012-K23, Class B 3.782%, due 10/25/45	1,222,000	1,274,897
Series 2014-K41, Class B 3.964%, due 11/25/47	2,700,000	2,966,554
Series 2013-K35, Class B 4.073%, due 12/25/46	2,675,000	2,879,204
Series 2014-K716, Class B 4.081%, due 8/25/47	2,150,000	2,184,519
Series 2016-K54, Class B 4.189%, due 4/25/48	695,000	770,713
Series 2014-K40, Class B 4.207%, due 11/25/47	1,645,000	1,818,966
Series 2014-K38, Class B 4.376%, due 6/25/47	2,000,000	2,199,740
Series 2014-K714, Class B 4.404%, due 1/25/47	197,000	196,820
Series 2012-K17, Class B 4.466%, due 12/25/44	2,264,000	2,346,593
One Bryant Park Trust Series 2019-OBP, Class A 2.516%, due 9/15/54 (b)	1,265,000	1,346,036
Wells Fargo Commercial Mortgage Trust Series 2018-1745, Class A 3.874%, due 6/15/36 (b)(c)	695,000	765,768
		32,082,038
Whole Loan (Collateralized Mortgage Obligations) 0.6%
Chase Home Lending Mortgage Trust Series 2019-ATR1, Class A4 4.00%, due 4/25/49 (b)(d)	132,554	133,330
Citigroup Mortgage Loan Trust, Inc. Series 2006-AR6, Class 1A1 3.311%, due 8/25/36 (c)	99,858	91,684
Seasoned Loans Structured Transaction Trust Series 2019-1, Class A1 3.50%, due 5/25/29	420,102	456,744
Wells Fargo Mortgage Backed Securities Trust Series 2020-2, Class A1 3.00%, due 12/25/49 (b)(d)	1,397,034	1,440,274
		2,122,032
Total Mortgage-Backed Securities (Cost $56,648,589)		57,689,904

U.S. Government & Federal Agencies 76.8%
Fannie Mae (Collateralized Mortgage Obligation) 0.0% ‡ (e)
Series 360, Class 2, IO 5.00%, due 8/25/35	71,010	12,164
Series 361, Class 2 6.00%, due 10/25/35	15,688	3,487
		15,651
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 18.3%
2.00%, due 6/1/35	1,255,541	1,306,094
2.00%, due 4/1/50 TBA (f)	5,000,000	5,169,531
2.00%, due 7/1/50	2,517,932	2,603,806
2.00%, due 7/1/50	3,981,822	4,117,622
2.00%, due 8/1/50	3,309,784	3,461,217
2.00%, due 8/1/50	1,705,762	1,763,937
2.00%, due 8/1/50	2,448,097	2,531,590
2.50%, due 9/1/34	675,648	705,830
2.50%, due 1/1/40	1,129,031	1,185,230
2.50%, due 8/1/46	1,318,499	1,402,297
2.50%, due 12/1/49 TBA (f)	7,750,000	8,129,326
2.50%, due 3/1/50	2,446,078	2,567,834
2.50%, due 4/1/50	957,487	1,005,147
2.50%, due 6/1/50	2,905,115	3,049,720
2.50%, due 7/1/50	2,951,621	3,098,541
3.00%, due 2/1/46	2,390,964	2,521,916
3.00%, due 6/1/46	1,325,283	1,394,888
3.00%, due 4/1/47	2,520,425	2,648,992
3.00%, due 9/1/49	435,078	456,010
3.00%, due 11/1/49	1,647,458	1,737,765
3.50%, due 1/1/43	624,522	702,076
3.50%, due 1/1/44	557,957	603,715
3.50%, due 1/1/48	1,857,364	1,974,894
3.50%, due 2/1/48	1,968,632	2,085,020
3.50%, due 1/1/50	2,274,433	2,398,769
4.00%, due 7/1/44	1,222,776	1,346,989
4.00%, due 3/1/45	289,386	319,352
4.00%, due 12/1/46	935,472	1,019,605
4.00%, due 2/1/48	477,015	511,350
4.00%, due 10/1/48	936,548	1,027,099
4.00%, due 3/1/49	727,411	775,774
4.50%, due 3/1/41	283,932	314,271
4.50%, due 8/1/44	197,484	229,227
4.50%, due 12/1/44	814,677	916,544
4.50%, due 7/1/45	538,122	605,717
4.50%, due 4/1/46	88,495	99,508
4.50%, due 8/1/47	181,569	207,681
5.00%, due 11/1/41	1,042,158	1,198,430
6.50%, due 4/1/37	30,453	34,987
		67,228,301
Federal National Mortgage Association (Mortgage Pass-Through Securities) 33.4%
2.00%, due 6/1/35	2,327,297	2,420,782
2.00%, due 6/1/50	2,209,240	2,289,010
2.00%, due 8/1/50	3,972,251	4,107,725
2.50%, due 8/1/35	533,098	557,120
2.50%, due 12/1/37	1,745,895	1,839,193
2.50%, due 2/1/40	2,408,486	2,528,370
2.50%, due 1/1/47	2,766,507	2,944,065
2.50%, due 9/1/49	2,689,150	2,826,236
2.50%, due 3/1/50	2,853,209	2,995,230
2.50%, due 3/1/50	2,876,820	3,020,016
2.50%, due 3/1/50	609,869	643,849
2.50%, due 4/1/50	2,869,120	3,058,510
2.50%, due 5/1/50	4,922,658	5,167,689
2.50%, due 5/1/50	1,934,737	2,031,041
2.50%, due 7/1/50	2,955,863	3,102,994
2.50%, due 8/1/50	2,863,595	3,018,413
2.50%, due 8/1/50	3,788,284	3,992,496
2.50%, due 1/1/57	804,198	849,650
3.00%, due 10/1/32	518,872	550,086
3.00%, due 10/1/44	1,757,713	1,872,650
3.00%, due 9/1/46	1,441,890	1,486,546
3.00%, due 10/1/46	1,317,000	1,357,104
3.00%, due 3/1/47	1,196,124	1,257,582
3.00%, due 12/1/47	1,591,368	1,671,663
3.00%, due 10/1/48	30,191	30,736
3.00%, due 7/1/49 TBA (f)	4,500,000	4,714,014
3.00%, due 7/1/49 TBA (f)	2,000,000	2,095,508
3.00%, due 10/1/49	2,088,050	2,186,385
3.00%, due 3/1/50	3,135,069	3,315,291
3.00%, due 3/1/50	1,898,465	2,006,343
3.00%, due 3/1/50	2,926,639	3,068,892
3.00%, due 4/1/50	1,958,294	2,053,305
3.00%, due 5/1/50	983,134	1,032,428
3.00%, due 2/1/57	712,339	759,226
3.00%, due 6/1/57	805,552	858,307
3.50%, due 3/1/37	416,937	461,574
3.50%, due 2/1/43	1,502,202	1,688,225
3.50%, due 5/1/43	491,712	532,261
3.50%, due 7/1/43	504,304	560,661
3.50%, due 11/1/44	785,143	851,074
3.50%, due 3/1/45	786,150	858,501
3.50%, due 11/1/45	2,509,493	2,712,000
3.50%, due 8/1/46	636,849	687,148
3.50%, due 10/1/47	568,668	602,455
3.50%, due 2/1/48	348,177	368,558
3.50%, due 8/1/49	2,116,393	2,230,482
3.50%, due 9/1/50	3,000,000	3,209,747
4.00%, due 8/1/38	2,616,529	2,876,699
4.00%, due 1/1/46	821,477	906,014
4.00%, due 9/1/47	480,116	514,091
4.00%, due 7/1/48	1,243,838	1,326,815
4.00%, due 9/1/48	1,355,306	1,446,087
4.00%, due 9/1/48	2,091,223	2,257,887
4.00%, due 4/1/49	346,734	369,422
4.50%, due 2/1/41	2,317,506	2,625,606
4.50%, due 4/1/41	5,714,403	6,568,007
4.50%, due 8/1/42	1,025,515	1,152,857
4.50%, due 12/1/43	258,647	290,584
4.50%, due 8/1/44	1,174,924	1,320,759
5.00%, due 9/1/41	1,991,342	2,290,656
5.00%, due 10/1/41	1,715,608	1,971,296
5.50%, due 7/1/41	3,078,011	3,624,157
6.00%, due 4/1/37	9,471	10,752
6.00%, due 7/1/39	698,509	827,273
6.50%, due 10/1/39	129,295	149,139
6.50%, due 8/1/47	14,640	15,860
		123,015,102
Government National Mortgage Association (Mortgage Pass-Through Securities) 0.8%
4.00%, due 11/20/49	1,432,992	1,520,688
4.50%, due 7/20/49	1,158,306	1,244,210
		2,764,898
Overseas Private Investment Corporation 0.2%
5.142%, due 12/15/23	792,845	861,736

Tennessee Valley Authority 2.2%
3.875%, due 2/15/21	2,000,000	2,027,644
4.65%, due 6/15/35	4,395,000	6,137,084
		8,164,728
United States Treasury Bonds 2.3%
3.00%, due 5/15/45	2,790,000	3,743,287
3.00%, due 2/15/48	2,000,000	2,724,375
4.375%, due 11/15/39	1,200,000	1,877,531
		8,345,193
United States Treasury Notes 15.9%
0.25%, due 4/15/23	2,500,000	2,506,738
0.375%, due 4/30/25	5,000,000	5,029,492
1.50%, due 2/15/30	2,615,000	2,822,566
1.625%, due 5/15/26	380,000	407,209
1.75%, due 9/30/22	3,070,000	3,169,295
1.75%, due 5/15/23	500,000	520,996
2.25%, due 4/30/21	5,500,000	5,568,750
2.25%, due 4/30/24	16,190,000	17,382,115
2.375%, due 8/15/24	1,695,000	1,837,022
2.625%, due 1/31/26	1,700,000	1,908,250
2.75%, due 4/30/23	5,885,000	6,279,479
2.75%, due 7/31/23	845,000	907,055
2.75%, due 8/31/23	1,325,000	1,424,944
3.00%, due 10/31/25	7,805,000	8,873,005
		58,636,916
United States Treasury Inflation - Indexed Bond 2.4%
0.125%, due 1/15/30 (g)	7,834,114	8,660,368

United States Treasury Inflation - Indexed Note 1.3%
0.875%, due 1/15/29 (g)	4,052,542	4,722,003
Total U.S. Government & Federal Agencies (Cost $270,051,013)		282,414,896
Total Long-Term Bonds (Cost $346,573,632)		360,799,623

	Shares
Short-Term Investments 7.7%
Affiliated Investment Company 2.5%
MainStay U.S. Government Liquidity Fund, 0.02% (h)	9,306,209	9,306,209
Total Affiliated Investment Company (Cost $9,306,209)		9,306,209

	Principal Amount
U.S. Government & Federal Agencies 5.2%
United States Treasury Bills (i) 0.085%, due 11/12/20	$19,000,000	18,997,961
Total U.S. Government & Federal Agencies (Cost $18,997,961)		18,997,961
Total Short-Term Investments (Cost $28,304,170)		28,304,170
Total Investments (Cost $374,877,802)	105.8%	389,103,793
Other Assets, Less Liabilities	(5.8)	(21,174,942)
Net Assets	100.0%	$367,928,851

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of September 30, 2020.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of September 30, 2020.
(d)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of September 30, 2020.
(e)	Collateralized Mortgage Obligation Interest Only Strip - Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(f)	TBA- Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of September 30, 2020, the total net market value of these securities was $20,108,379, which represented 5.5% of the Portfolio's net assets. All or a portion of these securities are a part of a mortgage dollar roll agreement.
(g)	Treasury Inflation Protected Security - Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(h)	Current yield as of September 30, 2020.
(i)	Interest rate shown represents yield to maturity.

The following abbreviations are used in the preceding pages:
IO	—Interest Only
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
TBA	—To Be Announced

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$9,379,759	$—	$9,379,759
Corporate Bonds	—	11,315,064	—	11,315,064
Mortgage-Backed Securities	—	57,689,904	—	57,689,904
U.S. Government & Federal Agencies	—	282,414,896	—	282,414,896
Total Long-Term Bonds	—	360,799,623	—	360,799,623
Short-Term Investments
Affiliated Investment Company	9,306,209	—	—	9,306,209
U.S. Government & Federal Agencies	—	18,997,961	—	18,997,961
Total Short-Term Investments	9,306,209	18,997,961	—	28,304,170
Total Investments in Securities	$9,306,209	$379,797,584	$—	$389,103,793

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP MacKay Growth Portfolio

Portfolio of Investments September 30, 2020 (Unaudited)

	Shares	Value
Common Stocks 98.8% †
Aerospace & Defense 0.9%
Lockheed Martin Corp.	16,305	$6,249,380

Automobiles 1.9%
Tesla, Inc. (a)	30,036	12,885,744

Beverages 0.4%
Coca-Cola Co.	19,656	970,417
PepsiCo., Inc.	14,550	2,016,630
		2,987,047
Biotechnology 6.1%
AbbVie, Inc.	39,174	3,431,251
Alexion Pharmaceuticals, Inc. (a)	32,863	3,760,513
Alkermes PLC (a)	106,882	1,771,035
Amgen, Inc.	25,920	6,587,827
Biogen, Inc. (a)	15,035	4,265,129
Exelixis, Inc. (a)	156,469	3,825,667
Incyte Corp. (a)	48,938	4,391,696
Moderna, Inc. (a)	11,534	816,030
Regeneron Pharmaceuticals, Inc. (a)	10,268	5,747,821
Seattle Genetics, Inc. (a)	4,941	966,904
United Therapeutics Corp. (a)	707	71,407
Vertex Pharmaceuticals, Inc. (a)	21,674	5,897,929
		41,533,209
Capital Markets 1.4%
LPL Financial Holdings, Inc.	47,785	3,663,676
S&P Global, Inc.	15,993	5,767,076
		9,430,752
Construction & Engineering 0.4%
Quanta Services, Inc.	47,354	2,503,132

Consumer Finance 0.2%
SLM Corp.	151,817	1,228,200

Diversified Consumer Services 0.0% ‡
Graham Holdings Co., Class B	638	257,822

Electronic Equipment, Instruments & Components 0.6%
Jabil, Inc.	103,809	3,556,497
SYNNEX Corp.	3,503	490,630
		4,047,127
Entertainment 2.5%
Activision Blizzard, Inc.	15,318	1,239,992
Electronic Arts, Inc. (a)	27,387	3,571,539
Lions Gate Entertainment Corp., Class B (a)	173,888	1,516,303
Netflix, Inc. (a)	9,804	4,902,294
Roku, Inc. (a)	4,288	809,575
Spotify Technology S.A. (a)	3,688	894,598
Take-Two Interactive Software, Inc. (a)	25,849	4,270,772
		17,205,073
Equity Real Estate Investment Trusts 0.1%
American Tower Corp.	2,964	716,488

Food & Staples Retailing 0.4%
Costco Wholesale Corp.	7,120	2,527,600
Sprouts Farmers Market, Inc. (a)	3,372	70,576
		2,598,176
Health Care Equipment & Supplies 0.9%
Hill-Rom Holdings, Inc.	5,065	422,978
Hologic, Inc. (a)	44,618	2,965,759
West Pharmaceutical Services, Inc.	11,177	3,072,557
		6,461,294
Health Care Providers & Services 5.4%
Amedisys, Inc. (a)	8,095	1,913,901
Anthem, Inc.	16,837	4,522,250
Cardinal Health, Inc.	72,592	3,408,194
Centene Corp. (a)	49,301	2,875,727
HCA Healthcare, Inc.	35,872	4,472,521
Humana, Inc.	11,172	4,623,979
McKesson Corp.	28,975	4,315,247
Molina Healthcare, Inc. (a)	12,256	2,243,338
UnitedHealth Group, Inc.	27,245	8,494,174
		36,869,331
Health Care Technology 0.6%
Cerner Corp.	18,468	1,335,052
Veeva Systems, Inc., Class A (a)	10,605	2,982,020
		4,317,072
Hotels, Restaurants & Leisure 0.6%
Domino's Pizza, Inc.	10,134	4,309,787

Household Products 0.4%
Procter & Gamble Co.	18,440	2,562,976

Interactive Media & Services 9.2%
Alphabet, Inc. (a)
Class A	9,509	13,936,390
Class C	11,156	16,394,858
Facebook, Inc., Class A (a)	111,716	29,258,420
Zillow Group, Inc., Class A (a)	36,527	3,708,952
		63,298,620
Internet & Direct Marketing Retail 11.0%
Amazon.com, Inc. (a)	17,437	54,904,405
Booking Holdings, Inc. (a)	3,798	6,497,163
eBay, Inc.	93,056	4,848,217
Etsy, Inc. (a)	35,886	4,364,814
Qurate Retail, Inc., Series A (a)	501,926	3,603,829
Wayfair, Inc., Class A (a)	3,429	997,873
		75,216,301
IT Services 7.1%
Accenture PLC, Class A	9,408	2,126,114
DXC Technology Co.	109,194	1,949,113
GoDaddy, Inc., Class A (a)	54,918	4,172,120
Leidos Holdings, Inc.	3,904	348,042
Mastercard, Inc., Class A	35,841	12,120,351
PayPal Holdings, Inc. (a)	67,106	13,221,895
Twilio, Inc., Class A (a)	4,635	1,145,262
Visa, Inc., Class A	68,577	13,713,343
		48,796,240
Leisure Products 0.5%
Polaris, Inc.	39,279	3,705,581

Life Sciences Tools & Services 2.3%
Bruker Corp.	25,470	1,012,432
Charles River Laboratories International, Inc. (a)	18,439	4,175,512
IQVIA Holdings, Inc. (a)	26,770	4,219,755
PPD, Inc. (a)	46,015	1,702,095
PRA Health Sciences, Inc. (a)	38,991	3,955,247
Thermo Fisher Scientific, Inc.	967	426,950
		15,491,991
Media 1.1%
Altice U.S.A., Inc., Class A (a)	54,258	1,410,708
Charter Communications, Inc., Class A (a)	9,110	5,687,737
Interpublic Group of Cos., Inc.	7,626	127,126
		7,225,571
Metals & Mining 0.3%
Newmont Corp.	29,842	1,893,475

Multiline Retail 1.2%
Dollar General Corp.	27,450	5,754,069
Target Corp.	14,163	2,229,539
		7,983,608
Oil, Gas & Consumable Fuels 0.1%
Cheniere Energy, Inc. (a)	9,381	434,059

Personal Products 0.6%
Herbalife Nutrition, Ltd. (a)	57,477	2,681,302
Nu Skin Enterprises, Inc., Class A	24,516	1,228,006
		3,909,308
Pharmaceuticals 1.2%
Eli Lilly & Co.	22,363	3,310,171
Merck & Co., Inc.	47,209	3,915,986
Zoetis, Inc.	6,491	1,073,417
		8,299,574
Professional Services 0.5%
ManpowerGroup, Inc.	50,299	3,688,426

Road & Rail 0.2%
Schneider National, Inc., Class B	48,070	1,188,771

Semiconductors & Semiconductor Equipment 6.5%
Advanced Micro Devices, Inc. (a)	35,095	2,877,439
Applied Materials, Inc.	64,678	3,845,107
Broadcom, Inc.	25,058	9,129,130
KLA Corp.	15,819	3,064,773
NVIDIA Corp.	31,139	16,853,050
QUALCOMM, Inc.	77,194	9,084,190
		44,853,689
Software 19.9%
Adobe, Inc. (a)	16,074	7,883,172
Alteryx, Inc., Class A (a)(b)	2,106	239,136
Anaplan, Inc. (a)	5,325	333,239
Atlassian Corp. PLC, Class A (a)	5,153	936,764
Autodesk, Inc. (a)	21,923	5,064,432
Cadence Design Systems, Inc. (a)	5,550	591,796
CDK Global, Inc.	50,930	2,220,039
Citrix Systems, Inc.	27,743	3,820,489
Coupa Software, Inc. (a)	2,696	739,351
DocuSign, Inc. (a)	7,217	1,553,387
Dropbox, Inc., Class A (a)	198,076	3,814,944
Fair Isaac Corp. (a)	5,785	2,460,823
Fortinet, Inc. (a)	35,989	4,239,864
Manhattan Associates, Inc. (a)	12,529	1,196,394
Microsoft Corp.	308,368	64,859,041
Oracle Corp.	9,100	543,270
Proofpoint, Inc. (a)	36,706	3,874,318
RingCentral, Inc., Class A (a)	3,145	863,648
salesforce.com, Inc. (a)	32,616	8,197,053
ServiceNow, Inc. (a)	15,400	7,469,000
SS&C Technologies Holdings, Inc.	20,076	1,215,000
Synopsys, Inc. (a)	14,707	3,147,004
Workday, Inc., Class A (a)	23,590	5,074,917
Zendesk, Inc. (a)	4,651	478,681
Zoom Video Communications, Inc., Class A (a)	11,546	5,427,890
		136,243,652
Specialty Retail 3.5%
AutoNation, Inc. (a)	62,532	3,309,819
Best Buy Co., Inc.	35,382	3,937,663
Home Depot, Inc.	13,432	3,730,201
Lowe's Cos., Inc.	53,011	8,792,404
Tractor Supply Co.	30,250	4,336,035
		24,106,122
Technology Hardware, Storage & Peripherals 10.4%
Apple, Inc.	613,906	71,096,454

Textiles, Apparel & Luxury Goods 0.4%
NIKE, Inc., Class B	20,857	2,618,388
Total Common Stocks (Cost $483,518,520)		676,212,440

Exchange-Traded Fund 1.3%
iShares Russell 1000 Growth ETF	40,566	8,798,360
Total Exchange-Traded Fund (Cost $8,605,356)		8,798,360

Short-Term Investments 0.1%
Affiliated Investment Company 0.1%
MainStay U.S. Government Liquidity Fund, 0.02% (c)	772,102	772,102

Unaffiliated Investment Company 0.0% ‡
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09% (c)(d)	227,617	227,617
Total Short-Term Investments (Cost $999,719)		999,719
Total Investments (Cost $493,123,595)	100.2%	686,010,519
Other Assets, Less Liabilities	(0.2)	(1,522,564)
Net Assets	100.0%	$684,487,955

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of September 30, 2020, the aggregate market value of securities on loan was $236,670; the total market value of collateral held by the Portfolio was $242,245. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $14,628.
(c)	Current yield as of September 30, 2020.
(d)	Represents a security purchased with cash collateral received for securities on loan.

The following abbreviation is used in the preceding pages:

ETF	—Exchange-Traded Fund

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$676,212,440	$—	$—	$676,212,440
Exchange-Traded Fund	8,798,360	—	—	8,798,360
Short-Term Investments
Affiliated Investment Company	772,102	—	—	772,102
Unaffiliated Investment Company	227,617	—	—	227,617
Total Short-Term Investments	999,719	—	—	999,719
Total Investments in Securities	$686,010,519	$—	$—	$686,010,519

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP MacKay High Yield Corporate Bond Portfolio

Portfolio of Investments  September 30, 2020 (Unaudited)

	Principal Amount	Value
Long-Term Bonds 95.3% †
Convertible Bonds 0.7%
Investment Company 0.1%
Ares Capital Corp. 4.625%, due 3/1/24	$4,365,000	$4,547,894

Media 0.3%
DISH Network Corp.
2.375%, due 3/15/24	3,050,000	2,756,284
3.375%, due 8/15/26	5,220,000	4,804,992
		7,561,276
Oil & Gas Services 0.3%
Forum Energy Technologies, Inc. 9.00% (6.25% Cash and 2.75% PIK), due 8/4/25 (a)	13,290,000	8,472,375

Total Convertible Bonds (Cost $24,432,517)		20,581,545

Corporate Bonds 92.2%
Advertising 1.5%
Lamar Media Corp.
3.75%, due 2/15/28 (b)	6,320,000	6,288,400
4.00%, due 2/15/30 (b)	6,400,000	6,400,000
4.875%, due 1/15/29 (b)	2,195,000	2,282,800
5.75%, due 2/1/26	8,465,000	8,740,112
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.00%, due 8/15/27 (b)	7,660,000	7,468,500
5.625%, due 2/15/24	12,030,000	12,180,375
		43,360,187
Aerospace & Defense 1.6%
F-Brasile S.p.A. / F-Brasile U.S. LLC 7.375%, due 8/15/26 (b)	5,587,000	4,721,015
TransDigm UK Holdings PLC 6.875%, due 5/15/26	7,637,000	7,674,421
TransDigm, Inc.
6.25%, due 3/15/26 (b)	22,850,000	23,862,141
6.50%, due 7/15/24	3,050,000	3,042,375
7.50%, due 3/15/27	2,500,000	2,595,775
8.00%, due 12/15/25 (b)	2,000,000	2,175,000
Triumph Group, Inc. 8.875%, due 6/1/24 (b)	2,000,000	2,130,000
		46,200,727
Airlines 0.8%
Delta Air Lines, Inc.
7.00%, due 5/1/25 (b)	1,220,000	1,339,590
7.375%, due 1/15/26	2,160,000	2,264,422
Delta Air Lines, Inc. / SkyMiles IP, Ltd. (b)
4.50%, due 10/20/25	4,095,000	4,204,961
4.75%, due 10/20/28	5,450,000	5,658,621
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 6.50%, due 6/20/27 (b)	6,405,000	6,669,206
Spirit Loyalty Cayman, Ltd. / Spirit I.P. Cayman, Ltd. 8.00%, due 9/20/25 (b)	2,500,000	2,648,800
		22,785,600
Auto Manufacturers 2.1%
BCD Acquisition, Inc. 9.625%, due 9/15/23 (b)	6,410,000	6,377,950
Ford Holdings LLC 9.30%, due 3/1/30	8,454,000	9,975,720
Ford Motor Co.
5.291%, due 12/8/46	1,000,000	938,125
7.45%, due 7/16/31	5,200,000	5,999,500
9.625%, due 4/22/30	1,500,000	1,936,875
Ford Motor Credit Co. LLC
3.339%, due 3/28/22	2,561,000	2,551,012
4.125%, due 8/17/27	1,000,000	972,500
4.271%, due 1/9/27	1,647,000	1,615,872
4.389%, due 1/8/26	750,000	741,443
5.125%, due 6/16/25	3,500,000	3,609,375
General Motors Co. 6.80%, due 10/1/27	3,000,000	3,653,827
J.B. Poindexter & Company, Inc. 7.125%, due 4/15/26 (b)	8,055,000	8,541,361
McLaren Finance PLC 5.75%, due 8/1/22 (b)	8,170,000	7,373,425
PM General Purchaser LLC 9.50%, due 10/1/28 (b)	3,500,000	3,630,200
Wabash National Corp. 5.50%, due 10/1/25 (b)	4,867,000	4,867,000
		62,784,185
Auto Parts & Equipment 2.4%
Adient Global Holdings, Ltd. 4.875%, due 8/15/26 (b)	6,300,000	6,000,750
Adient U.S. LLC 7.00%, due 5/15/26 (b)	4,000,000	4,283,940
American Axle & Manufacturing, Inc. 6.25%, due 4/1/25 (c)	4,000,000	3,950,000
Exide International Holdings, L.P. 10.75% (6.25% Cash and 4.50% PIK), due 10/31/21 (a)(b)(d)(e)(f)(g)(h)	9,857,254	8,664,526
Exide Technologies (a)(b)(d)(e)(f)(g)(h)
11.00% (3.00% Cash and 8.00% PIK), due 10/31/24	24,651,983	4,314,097
11.00% (3.00% Cash and 8.00% PIK), due 10/31/24	10,241,653	0
IHO Verwaltungs GmbH (a)(b)
4.75% (4.75% Cash or 5.50% PIK), due 9/15/26	6,643,000	6,726,037
6.00% (6.00% Cash or 6.75% PIK), due 5/15/27	9,191,000	9,696,505
6.375% (6.375% Cash or 7.125% PIK), due 5/15/29	10,105,000	10,761,825
Lithia Motors, Inc. 4.375%, due 1/15/31	2,720,000	2,720,000
Meritor, Inc.
6.25%, due 2/15/24	1,300,000	1,326,000
6.25%, due 6/1/25 (b)	1,000,000	1,045,000
Nexteer Automotive Group, Ltd. 5.875%, due 11/15/21 (b)	6,640,000	6,652,024
Tenneco, Inc. 5.00%, due 7/15/26	6,982,000	5,166,680
		71,307,384
Building Materials 1.1%
BMC East LLC 5.50%, due 10/1/24 (b)	705,000	724,388
James Hardie International Finance DAC (b)
4.75%, due 1/15/25	3,300,000	3,370,125
5.00%, due 1/15/28	8,011,000	8,351,467
Patrick Industries, Inc. 7.50%, due 10/15/27 (b)	5,210,000	5,652,850
Summit Materials LLC / Summit Materials Finance Corp. (b)
5.125%, due 6/1/25	3,270,000	3,314,963
5.25%, due 1/15/29	3,930,000	4,092,112
6.50%, due 3/15/27	5,135,000	5,468,775
		30,974,680
Chemicals 2.0%
Avient Corp.
5.25%, due 3/15/23	8,636,000	9,165,128
5.75%, due 5/15/25 (b)	2,000,000	2,120,000
Blue Cube Spinco LLC
9.75%, due 10/15/23	6,343,000	6,541,219
10.00%, due 10/15/25	6,000,000	6,345,000
Innophos Holdings, Inc. 9.375%, due 2/15/28 (b)	5,500,000	5,850,625
Neon Holdings, Inc. 10.125%, due 4/1/26 (b)	5,400,000	5,697,000
NOVA Chemicals Corp. (b)
4.875%, due 6/1/24	2,635,000	2,616,094
5.25%, due 6/1/27	1,000,000	941,250
Olin Corp.
5.625%, due 8/1/29	2,219,000	2,180,145
9.50%, due 6/1/25 (b)	2,000,000	2,331,200
TPC Group, Inc. 10.50%, due 8/1/24 (b)	15,103,000	12,686,520
Valvoline, Inc. 4.375%, due 8/15/25	2,000,000	2,057,500
		58,531,681
Coal 0.1%
Natural Resource Partners LP / NRP Finance Corp. 9.125%, due 6/30/25 (b)	3,465,000	3,042,409

Commercial Services 4.0%
Allied Universal Holdco LLC / Allied Universal Finance Corp. (b)
6.625%, due 7/15/26	3,000,000	3,195,000
9.75%, due 7/15/27	4,115,000	4,471,030
AMN Healthcare, Inc. 4.625%, due 10/1/27 (b)	2,100,000	2,152,500
Ashtead Capital, Inc. (b)
4.00%, due 5/1/28	4,595,000	4,767,312
4.25%, due 11/1/29	5,300,000	5,577,937
4.375%, due 8/15/27	2,008,000	2,088,320
5.25%, due 8/1/26	2,500,000	2,634,375
Booz Allen Hamilton, Inc. 3.875%, due 9/1/28 (b)	1,020,000	1,047,081
Cimpress PLC 7.00%, due 6/15/26 (b)	8,542,000	8,114,900
Gartner, Inc. 3.75%, due 10/1/30 (b)	4,200,000	4,248,510
Graham Holdings Co. 5.75%, due 6/1/26 (b)	11,107,000	11,690,117
IHS Markit, Ltd. (b)
4.75%, due 2/15/25	3,950,000	4,475,192
5.00%, due 11/1/22	18,089,000	19,413,539
Jaguar Holding Co. II / Pharmaceutical Product Development LLC 5.00%, due 6/15/28 (b)	1,030,000	1,075,063
Korn Ferry 4.625%, due 12/15/27 (b)	4,000,000	4,040,000
Nielsen Co. Luxembourg S.A.R.L. 5.50%, due 10/1/21 (b)	911,000	911,000
Nielsen Finance LLC / Nielsen Finance Co. (b)
5.00%, due 4/15/22	16,824,000	16,866,060
5.875%, due 10/1/30	1,800,000	1,863,000
Ritchie Bros. Auctioneers, Inc. 5.375%, due 1/15/25 (b)	2,800,000	2,884,000
Service Corp. International 3.375%, due 8/15/30	4,480,000	4,485,600
United Rentals North America, Inc.
3.875%, due 11/15/27	4,495,000	4,629,850
3.875%, due 2/15/31	3,500,000	3,552,500
4.875%, due 1/15/28	1,000,000	1,050,000
5.50%, due 5/15/27	1,000,000	1,061,250
		116,294,136
Cosmetics & Personal Care 0.4%
Edgewell Personal Care Co.
4.70%, due 5/24/22	7,320,000	7,548,750
5.50%, due 6/1/28 (b)	4,000,000	4,208,920
		11,757,670
Distribution & Wholesale 0.3%
G III Apparel Group, Ltd. 7.875%, due 8/15/25 (b)	4,700,000	4,723,500
Performance Food Group, Inc. 5.50%, due 10/15/27 (b)	2,500,000	2,575,000
Resideo Funding, Inc. 6.125%, due 11/1/26 (b)	3,000,000	2,955,000
		10,253,500
Diversified Financial Services 1.6%
Credit Acceptance Corp.
5.125%, due 12/31/24 (b)	2,605,000	2,586,843
6.625%, due 3/15/26	8,090,000	8,352,925
Genworth Mortgage Holdings, Inc. 6.50%, due 8/15/25 (b)	4,485,000	4,685,480
Jefferies Finance LLC / JFIN Co-Issuer Corp. (b)
6.25%, due 6/3/26	5,000,000	5,075,000
7.25%, due 8/15/24	3,955,000	4,098,369
LPL Holdings, Inc. (b)
4.625%, due 11/15/27	1,535,000	1,550,350
5.75%, due 9/15/25	9,320,000	9,657,244
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc. 6.375%, due 12/15/22 (b)	5,480,000	5,343,000
PRA Group, Inc. 7.375%, due 9/1/25 (b)	3,500,000	3,650,080
StoneX Group, Inc. 8.625%, due 6/15/25 (b)	1,298,000	1,401,840
		46,401,131
Electric 1.4%
AES Corp. 5.50%, due 4/15/25	2,000,000	2,062,140
Clearway Energy Operating LLC 4.75%, due 3/15/28 (b)	2,000,000	2,065,000
DPL, Inc. 4.125%, due 7/1/25 (b)	5,815,000	6,085,107
Keystone Power Pass-Through Holders LLC / Conemaugh Power Pass-Through Holders 13.00% (13.00% PIK), due 6/1/24 (a)(b)(h)	3,040,811	2,736,730
NextEra Energy Operating Partners, L.P. 3.875%, due 10/15/26 (b)	4,500,000	4,646,250
NRG Energy, Inc. 6.625%, due 1/15/27	7,000,000	7,402,500
Pattern Energy Operations L.P. / Pattern Energy Operations, Inc. 4.50%, due 8/15/28 (b)	3,705,000	3,843,937
PG&E Corp.
5.00%, due 7/1/28	5,550,000	5,383,500
5.25%, due 7/1/30	3,000,000	2,902,500
Vistra Operations Co. LLC 5.00%, due 7/31/27 (b)	3,300,000	3,458,400
		40,586,064
Electrical Components & Equipment 0.6%
Energizer Holdings, Inc. 6.375%, due 7/15/26 (b)	2,935,000	3,155,712
WESCO Distribution, Inc.
5.375%, due 12/15/21	5,660,000	5,660,000
7.125%, due 6/15/25 (b)	4,535,000	4,939,975
7.25%, due 6/15/28 (b)	3,235,000	3,544,509
		17,300,196
Electronics 0.2%
Itron, Inc. 5.00%, due 1/15/26 (b)	6,365,000	6,524,125

Energy - Alternate Sources 0.1%
Terraform Power Operating LLC 4.75%, due 1/15/30 (b)	3,000,000	3,172,500

Engineering & Construction 0.3%
PowerTeam Services LLC 9.033%, due 12/4/25 (b)	3,000,000	3,161,250
Weekley Homes LLC / Weekley Finance Corp. 4.875%, due 9/15/28 (b)	4,500,000	4,545,000
		7,706,250
Entertainment 2.2%
Allen Media LLC / Allen Media Co-Issuer, Inc. 10.50%, due 2/15/28 (b)	5,000,000	4,825,000
Boyne USA, Inc. 7.25%, due 5/1/25 (b)	3,250,000	3,412,500
Churchill Downs, Inc. (b)
4.75%, due 1/15/28	6,067,000	6,097,335
5.50%, due 4/1/27	8,051,000	8,403,634
International Game Technology PLC 6.25%, due 1/15/27 (b)	6,725,000	7,212,563
Jacobs Entertainment, Inc. 7.875%, due 2/1/24 (b)	2,193,000	2,139,995
Live Nation Entertainment, Inc. (b)
4.75%, due 10/15/27	2,500,000	2,341,400
4.875%, due 11/1/24	570,000	551,475
6.50%, due 5/15/27	6,435,000	6,944,909
Merlin Entertainments PLC 5.75%, due 6/15/26 (b)	10,940,000	10,420,350
Powdr Corp. 6.00%, due 8/1/25 (b)	1,860,000	1,901,850
Twin River Worldwide Holdings, Inc. 6.75%, due 6/1/27 (b)	7,710,000	7,670,486
Vail Resorts, Inc. 6.25%, due 5/15/25 (b)	2,000,000	2,122,500
		64,043,997
Food 2.1%
B&G Foods, Inc. 5.25%, due 4/1/25	4,142,000	4,255,905
Kraft Heinz Foods Co.
3.875%, due 5/15/27 (b)	4,625,000	4,898,849
3.95%, due 7/15/25	1,879,000	2,038,806
4.25%, due 3/1/31 (b)	3,500,000	3,840,028
6.50%, due 2/9/40	7,715,000	9,805,133
6.875%, due 1/26/39	7,588,000	10,163,809
Land O'Lakes Capital Trust I 7.45%, due 3/15/28 (b)	5,130,000	5,822,550
Land O'Lakes, Inc. 6.00%, due 11/15/22 (b)	7,880,000	8,328,604
Post Holdings, Inc. 4.625%, due 4/15/30 (b)	2,500,000	2,571,875
Treehouse Foods, Inc. 4.00%, due 9/1/28	2,150,000	2,174,467
TreeHouse Foods, Inc. 6.00%, due 2/15/24 (b)	9,045,000	9,271,125
		63,171,151
Food Services 0.2%
Aramark Services, Inc. 6.375%, due 5/1/25 (b)	4,500,000	4,687,538

Forest Products & Paper 1.2%
Mercer International, Inc.
5.50%, due 1/15/26	1,000,000	960,000
6.50%, due 2/1/24	6,605,000	6,621,512
7.375%, due 1/15/25	5,600,000	5,670,000
Schweitzer-Mauduit International, Inc. 6.875%, due 10/1/26 (b)	3,000,000	3,165,000
Smurfit Kappa Treasury Funding DAC 7.50%, due 11/20/25	15,843,000	19,090,815
		35,507,327
Gas 0.7%
AmeriGas Partners, L.P. / AmeriGas Finance Corp.
5.625%, due 5/20/24	5,030,000	5,321,187
5.75%, due 5/20/27	2,485,000	2,721,075
5.875%, due 8/20/26	6,885,000	7,568,198
Rockpoint Gas Storage Canada, Ltd. 7.00%, due 3/31/23 (b)	5,100,000	4,730,250
		20,340,710
Hand & Machine Tools 0.4%
Colfax Corp. (b)
6.00%, due 2/15/24	3,240,000	3,357,450
6.375%, due 2/15/26	4,071,000	4,315,260
Werner FinCo, L.P. / Werner FinCo, Inc. 8.75%, due 7/15/25 (b)	4,250,000	4,058,750
		11,731,460
Health Care - Products 1.0%
Hologic, Inc. (b)
3.25%, due 2/15/29	7,000,000	7,043,750
4.375%, due 10/15/25	4,080,000	4,171,800
4.625%, due 2/1/28	3,000,000	3,151,140
Teleflex, Inc.
4.25%, due 6/1/28 (b)	6,805,000	7,043,175
4.625%, due 11/15/27	3,500,000	3,683,750
Varex Imaging Corp. 7.875%, due 10/15/27 (b)	4,750,000	4,916,250
		30,009,865
Health Care - Services 5.6%
Acadia Healthcare Co., Inc.
5.00%, due 4/15/29 (b)	1,750,000	1,774,063
5.50%, due 7/1/28 (b)	1,500,000	1,542,769
5.625%, due 2/15/23	6,732,000	6,774,075
6.50%, due 3/1/24	2,000,000	2,052,500
AHP Health Partners, Inc. 9.75%, due 7/15/26 (b)	5,890,000	6,317,025
Catalent Pharma Solutions, Inc. (b)
4.875%, due 1/15/26	4,890,000	4,987,800
5.00%, due 7/15/27	220,000	228,800
Centene Corp.
3.00%, due 10/15/30	4,000,000	4,080,800
4.25%, due 12/15/27	1,810,000	1,894,038
4.625%, due 12/15/29	5,370,000	5,792,404
4.75%, due 1/15/25	4,605,000	4,733,019
5.25%, due 4/1/25 (b)	4,455,000	4,629,859
5.375%, due 6/1/26 (b)	3,245,000	3,419,419
5.375%, due 8/15/26 (b)	2,380,000	2,520,836
Charles River Laboratories International, Inc. 5.50%, due 4/1/26 (b)	5,525,000	5,815,062
DaVita, Inc. (b)
3.75%, due 2/15/31	4,600,000	4,432,330
4.625%, due 6/1/30	1,600,000	1,638,880
Encompass Health Corp.
4.50%, due 2/1/28	5,000,000	5,025,000
4.625%, due 4/1/31	1,875,000	1,875,000
4.75%, due 2/1/30	7,100,000	7,203,234
5.75%, due 11/1/24	4,072,000	4,078,108
HCA, Inc.
3.50%, due 9/1/30	7,300,000	7,437,824
5.25%, due 4/15/25	4,220,000	4,872,619
5.375%, due 2/1/25	7,420,000	8,124,900
5.625%, due 9/1/28	2,090,000	2,390,856
5.875%, due 5/1/23	4,800,000	5,225,016
5.875%, due 2/15/26	9,015,000	10,096,800
7.50%, due 11/6/33	6,000,000	7,980,000
7.58%, due 9/15/25	2,007,000	2,393,348
7.69%, due 6/15/25	9,195,000	10,804,125
8.36%, due 4/15/24	1,955,000	2,302,013
IQVIA, Inc. 5.00%, due 10/15/26 (b)	9,792,000	10,232,640
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc. 9.75%, due 12/1/26 (b)	10,055,000	10,683,437
Select Medical Corp. 6.25%, due 8/15/26 (b)	2,550,000	2,652,000
		166,010,599
Holding Company - Diversified 0.3%
Stena International S.A. 6.125%, due 2/1/25 (b)	9,470,000	9,103,037

Home Builders 2.7%
Adams Homes, Inc. 7.50%, due 2/15/25 (b)	3,925,000	3,964,250
Ashton Woods USA LLC / Ashton Woods Finance Co. (b)
6.625%, due 1/15/28	2,000,000	2,010,000
6.75%, due 8/1/25	2,237,000	2,270,555
9.875%, due 4/1/27	3,230,000	3,553,000
Brookfield Residential Properties, Inc. / Brookfield Residential U.S. Corp. (b)
6.25%, due 9/15/27	4,855,000	4,895,903
6.375%, due 5/15/25	3,520,000	3,520,000
Century Communities, Inc.
5.875%, due 7/15/25	3,100,000	3,222,450
6.75%, due 6/1/27	6,775,000	7,147,625
Installed Building Products, Inc. 5.75%, due 2/1/28 (b)	4,230,000	4,452,075
M/I Homes, Inc.
4.95%, due 2/1/28	3,000,000	3,090,000
5.625%, due 8/1/25	515,000	533,025
New Home Co., Inc. 7.25%, due 4/1/22	5,400,000	5,359,500
Picasso Finance Sub, Inc. 6.125%, due 6/15/25 (b)	3,005,000	3,236,806
PulteGroup, Inc. 7.875%, due 6/15/32	3,595,000	4,943,125
Shea Homes, L.P. / Shea Homes Funding Corp. (b)
4.75%, due 2/15/28	6,000,000	6,012,600
4.75%, due 4/1/29	2,200,000	2,191,750
6.125%, due 4/1/25	10,705,000	11,042,208
STL Holding Co., LLC 7.50%, due 2/15/26 (b)	2,700,000	2,710,125
Williams Scotsman International, Inc. 4.625%, due 8/15/28 (b)	2,000,000	2,008,080
Winnebago Industries, Inc. 6.25%, due 7/15/28 (b)	3,300,000	3,481,500
		79,644,577
Household Products & Wares 0.8%
Prestige Brands, Inc. (b)
5.125%, due 1/15/28	4,245,000	4,382,962
6.375%, due 3/1/24	12,915,000	13,237,875
Spectrum Brands, Inc.
5.50%, due 7/15/30 (b)	2,500,000	2,637,500
5.75%, due 7/15/25	3,840,000	3,959,040
		24,217,377
Housewares 0.1%
CD&R Smokey Buyer, Inc. 6.75%, due 7/15/25 (b)	1,540,000	1,624,700

Insurance 1.0%
American Equity Investment Life Holding Co. 5.00%, due 6/15/27	8,145,000	8,838,268
Fairfax Financial Holdings, Ltd. 8.30%, due 4/15/26	4,273,000	5,351,027
Fidelity & Guaranty Life Holdings, Inc. 5.50%, due 5/1/25 (b)	2,500,000	2,803,125
MGIC Investment Corp. 5.25%, due 8/15/28	3,400,000	3,506,845
NMI Holdings, Inc. 7.375%, due 6/1/25 (b)	2,000,000	2,137,500
USI, Inc. 6.875%, due 5/1/25 (b)	5,890,000	5,963,625
		28,600,390
Internet 2.6%
Cogent Communications Group, Inc. 5.375%, due 3/1/22 (b)	2,870,000	2,927,400
Expedia Group, Inc. (b)
4.625%, due 8/1/27	1,500,000	1,576,163
6.25%, due 5/1/25	2,000,000	2,205,818
7.00%, due 5/1/25	3,385,000	3,661,105
Netflix, Inc.
4.875%, due 4/15/28	1,692,000	1,890,810
4.875%, due 6/15/30 (b)	3,000,000	3,420,000
5.375%, due 11/15/29 (b)	2,500,000	2,946,625
5.50%, due 2/15/22	7,455,000	7,809,113
5.75%, due 3/1/24	10,899,000	12,016,147
5.875%, due 2/15/25	3,320,000	3,743,234
5.875%, due 11/15/28	8,800,000	10,500,204
Uber Technologies, Inc. (b)
7.50%, due 5/15/25	2,000,000	2,131,180
7.50%, due 9/15/27	5,565,000	5,954,550
VeriSign, Inc.
4.75%, due 7/15/27	6,000,000	6,360,000
5.25%, due 4/1/25	9,025,000	9,972,625
		77,114,974
Investment Companies 1.4%
Compass Group Diversified Holdings LLC 8.00%, due 5/1/26 (b)	6,090,000	6,394,500
FS Energy & Power Fund 7.50%, due 8/15/23 (b)	18,275,000	16,630,250
Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp.
4.75%, due 9/15/24	3,570,000	3,614,625
5.25%, due 5/15/27	7,615,000	7,933,307
6.25%, due 5/15/26	7,290,000	7,599,825
		42,172,507
Iron & Steel 0.9%
Allegheny Ludlum LLC 6.95%, due 12/15/25	7,400,000	7,344,500
Allegheny Technologies, Inc. 7.875%, due 8/15/23	1,423,000	1,455,174
Big River Steel LLC / BRS Finance Corp. 6.625%, due 1/31/29 (b)	8,500,000	8,594,775
Mineral Resources, Ltd. 8.125%, due 5/1/27 (b)	9,495,000	10,304,069
		27,698,518
Leisure Time 1.9%
Carlson Travel, Inc. (b)
6.75%, due 12/15/25	21,868,000	16,510,340
8.50%, due 3/31/25	3,764,150	3,782,971
11.50% (9.50% Cash and 2.00% PIK), due 12/15/26 (a)	12,943,000	7,796,993
Carnival Corp. (b)
9.875%, due 8/1/27	5,000,000	5,297,950
10.50%, due 2/1/26	6,090,000	6,744,675
Silversea Cruise Finance, Ltd. 7.25%, due 2/1/25 (b)	8,735,000	8,844,187
Vista Outdoor, Inc. 5.875%, due 10/1/23	7,369,000	7,387,422
		56,364,538
Lodging 2.0%
Boyd Gaming Corp.
4.75%, due 12/1/27	5,430,000	5,328,187
6.00%, due 8/15/26	9,995,000	10,307,344
6.375%, due 4/1/26	2,335,000	2,431,179
Hilton Domestic Operating Co., Inc.
4.875%, due 1/15/30	7,000,000	7,210,000
5.125%, due 5/1/26	11,615,000	11,954,971
5.75%, due 5/1/28 (b)	2,100,000	2,212,875
Hyatt Hotels Corp. 5.75%, due 4/23/30	2,315,000	2,658,228
Marriott International, Inc.
3.50%, due 10/15/32	4,000,000	3,969,465
4.625%, due 6/15/30	2,000,000	2,141,894
5.75%, due 5/1/25	7,050,000	7,867,943
Marriott Ownership Resorts, Inc. / ILG LLC 6.50%, due 9/15/26	3,001,000	3,081,187
MGM Resorts International 5.75%, due 6/15/25	1,000,000	1,048,800
		60,212,073
Machinery - Construction & Mining 0.1%
BWX Technologies, Inc. 4.125%, due 6/30/28 (b)	2,000,000	2,045,000

Machinery - Diversified 0.5%
Briggs & Stratton Corp. 6.875%, due 12/15/20 (f)(g)	5,030,000	251,500
Stevens Holding Co., Inc. 6.125%, due 10/1/26 (b)	3,734,000	3,995,380
Tennant Co. 5.625%, due 5/1/25	6,770,000	7,025,906
Vertical Holdco GmbH Co. 7.625%, due 7/15/28 (b)	1,570,000	1,659,294
Vertical U.S. Newco, Inc. 5.25%, due 7/15/27 (b)	2,820,000	2,930,727
		15,862,807
Media 6.6%
Block Communications, Inc. 4.875%, due 3/1/28 (b)	3,775,000	3,850,500
CCO Holdings LLC / CCO Holdings Capital Corp. (b)
4.25%, due 2/1/31	5,000,000	5,182,311
4.50%, due 8/15/30	13,555,000	14,233,360
4.50%, due 5/1/32	8,180,000	8,537,875
4.75%, due 3/1/30	7,715,000	8,168,256
5.00%, due 2/1/28	8,550,000	8,977,500
5.125%, due 5/1/27	12,000,000	12,626,640
5.375%, due 5/1/25	1,961,000	2,017,379
5.375%, due 6/1/29	4,780,000	5,180,325
5.75%, due 2/15/26	5,090,000	5,293,600
5.875%, due 5/1/27	2,850,000	2,992,215
CSC Holdings LLC (b)
5.75%, due 1/15/30	9,020,000	9,583,750
6.50%, due 2/1/29	2,660,000	2,949,275
Diamond Sports Group LLC / Diamond Sports Finance Co. 6.625%, due 8/15/27 (b)	3,500,000	1,822,187
DISH DBS Corp.
5.875%, due 7/15/22	7,655,000	7,961,200
6.75%, due 6/1/21	5,500,000	5,637,500
7.75%, due 7/1/26	10,255,000	11,273,937
LCPR Senior Secured Financing DAC 6.75%, due 10/15/27 (b)	15,606,000	16,308,270
Meredith Corp. 6.875%, due 2/1/26	17,060,000	14,245,100
Quebecor Media, Inc. 5.75%, due 1/15/23	14,647,000	15,708,907
Sterling Entertainment Enterprises LLC 10.25%, due 1/15/25 (d)(e)(h)(i)	7,000,000	7,413,700
Videotron, Ltd.
5.00%, due 7/15/22	3,365,000	3,512,219
5.125%, due 4/15/27 (b)	5,890,000	6,196,280
5.375%, due 6/15/24 (b)	11,450,000	12,480,500
Virgin Media Finance PLC 5.00%, due 7/15/30 (b)	2,100,000	2,089,500
		194,242,286
Metal Fabricate & Hardware 1.0%
Advanced Drainage Systems, Inc. 5.00%, due 9/30/27 (b)	1,740,000	1,818,300
Grinding Media, Inc. / Moly-Cop AltaSteel, Ltd. 7.375%, due 12/15/23 (b)	20,535,000	20,791,687
Optimas OE Solutions Holding LLC / Optimas OE Solutions, Inc. 8.625%, due 6/1/21 (b)	3,250,000	1,950,000
Park-Ohio Industries, Inc. 6.625%, due 4/15/27	5,325,000	4,899,000
		29,458,987
Mining 2.5%
Alcoa Nederland Holding B.V. (b)
6.75%, due 9/30/24	2,765,000	2,851,406
7.00%, due 9/30/26	5,745,000	6,017,888
Arconic Corp. 6.00%, due 5/15/25 (b)	2,200,000	2,349,435
Century Aluminum Co. 12.00%, due 7/1/25 (b)	3,540,000	3,743,550
Compass Minerals International, Inc. (b)
4.875%, due 7/15/24	2,250,000	2,295,473
6.75%, due 12/1/27	7,990,000	8,629,200
Constellium S.E. 6.625%, due 3/1/25 (b)	1,650,000	1,688,156
First Quantum Minerals, Ltd. (b)
6.875%, due 10/15/27	1,800,000	1,734,750
7.25%, due 4/1/23	7,480,000	7,470,650
IAMGOLD Corp. 5.75%, due 10/15/28 (b)	7,000,000	6,807,500
Joseph T. Ryerson & Son, Inc 8.50%, due 8/1/28 (b)	3,200,000	3,368,000
Novelis Corp. (b)
4.75%, due 1/30/30	4,595,000	4,513,301
5.875%, due 9/30/26	20,805,000	21,377,137
		72,846,446
Miscellaneous - Manufacturing 1.0%
Amsted Industries, Inc. (b)
4.625%, due 5/15/30	2,615,000	2,699,988
5.625%, due 7/1/27	7,240,000	7,702,057
EnPro Industries, Inc. 5.75%, due 10/15/26	4,240,000	4,473,200
FXI Holdings, Inc. (b)
7.875%, due 11/1/24	1,720,000	1,634,000
12.25%, due 11/15/26	4,206,000	4,489,905
Hillenbrand, Inc. 5.75%, due 6/15/25	2,000,000	2,132,500
Koppers, Inc. 6.00%, due 2/15/25 (b)	6,270,000	6,356,212
		29,487,862
Oil & Gas 7.0%
Apache Corp.
4.625%, due 11/15/25	1,500,000	1,429,688
4.875%, due 11/15/27	3,130,000	2,957,850
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (b)
7.00%, due 11/1/26	3,900,000	2,983,500
10.00%, due 4/1/22	4,206,000	4,142,910
California Resources Corp. 8.00%, due 12/15/22 (b)(f)(g)	16,905,000	338,100
Callon Petroleum Co. 6.125%, due 10/1/24	8,080,000	2,302,800
CNX Resources Corp. 5.875%, due 4/15/22	953,000	953,000
Comstock Resources, Inc.
9.75%, due 8/15/26	1,110,000	1,137,972
9.75%, due 8/15/26	17,700,000	18,207,990
Continental Resources, Inc.
4.50%, due 4/15/23	3,250,000	3,097,250
5.00%, due 9/15/22	2,000,000	1,985,160
CVR Energy, Inc. 5.25%, due 2/15/25 (b)	1,590,000	1,383,300
Endeavor Energy Resources, L.P. / EER Finance, Inc. 6.625%, due 7/15/25 (b)	1,805,000	1,854,638
Energy Ventures Gom LLC / EnVen Finance Corp. 11.00%, due 2/15/23 (b)	5,648,000	4,236,000
EQT Corp. 7.875%, due 2/1/25	4,500,000	4,988,025
Gulfport Energy Corp.
6.00%, due 10/15/24	15,745,000	9,761,900
6.375%, due 5/15/25	8,500,000	5,185,000
6.375%, due 1/15/26	5,051,000	3,106,365
Indigo Natural Resources LLC 6.875%, due 2/15/26 (b)	4,505,000	4,384,626
Marathon Oil Corp.
4.40%, due 7/15/27	5,300,000	5,272,334
6.80%, due 3/15/32	2,665,000	2,856,783
Matador Resources Co. 5.875%, due 9/15/26	3,300,000	2,758,635
Moss Creek Resources Holdings, Inc. 7.50%, due 1/15/26 (b)	4,065,000	2,439,000
Murphy Oil Corp. 6.875%, due 8/15/24	3,315,000	3,066,375
Noble Energy, Inc.
4.95%, due 8/15/47	4,330,000	5,677,515
5.05%, due 11/15/44	2,760,000	3,581,582
5.25%, due 11/15/43	1,800,000	2,386,414
Occidental Petroleum Corp.
2.70%, due 8/15/22	2,153,000	2,011,699
2.70%, due 2/15/23	3,156,000	2,887,740
2.90%, due 8/15/24	3,150,000	2,672,555
5.55%, due 3/15/26	9,840,000	8,914,154
5.875%, due 9/1/25	1,500,000	1,374,690
6.375%, due 9/1/28	1,500,000	1,388,550
6.45%, due 9/15/36	3,100,000	2,642,750
6.625%, due 9/1/30	3,345,000	3,085,762
7.50%, due 5/1/31	1,200,000	1,140,000
8.00%, due 7/15/25	1,750,000	1,760,903
Parkland Corp. 5.875%, due 7/15/27 (b)	3,130,000	3,290,412
Parsley Energy LLC / Parsley Finance Corp. 5.25%, due 8/15/25 (b)	2,210,000	2,187,900
PBF Holding Co. LLC / PBF Finance Corp.
6.00%, due 2/15/28 (b)	10,410,000	6,985,630
7.25%, due 6/15/25	2,500,000	1,887,500
9.25%, due 5/15/25 (b)	4,880,000	5,002,098
PDC Energy, Inc. 6.125%, due 9/15/24	5,783,000	5,508,307
PetroQuest Energy, Inc. 10.00% (10.00% PIK), due 2/15/24 (a)(d)(e)(h)	6,657,969	666
QEP Resources, Inc.
5.25%, due 5/1/23	2,588,000	1,882,770
5.625%, due 3/1/26	5,580,000	3,166,650
Range Resources Corp. 9.25%, due 2/1/26 (b)	9,038,000	9,286,545
Southwestern Energy Co.
6.45%, due 1/23/25	7,455,000	7,222,031
7.50%, due 4/1/26	8,420,000	8,230,550
8.375%, due 9/15/28	1,600,000	1,572,176
Sunoco, L.P. / Sunoco Finance Corp. 6.00%, due 4/15/27	2,000,000	2,055,000
Talos Production LLC / Talos Production Finance, Inc. 11.00%, due 4/3/22	9,828,857	9,337,414
Transocean Pontus, Ltd. 6.125%, due 8/1/25 (b)	2,070,900	1,851,799
Transocean Poseidon, Ltd. 6.875%, due 2/1/27 (b)	2,225,000	1,783,293
Transocean Sentry, Ltd. 5.375%, due 5/15/23 (b)	3,600,000	2,412,000
Ultra Resources, Inc. 6.875%, due 4/15/22 (b)(f)(g)(h)	9,675,000	43,538
Viper Energy Partners, L.P. 5.375%, due 11/1/27 (b)	2,000,000	1,970,000
		206,029,794
Oil & Gas Services 0.1%
Nine Energy Service, Inc. 8.75%, due 11/1/23 (b)	5,657,000	1,697,100

Packaging 0.1%
Graphic Packaging International LLC 3.50%, due 3/1/29 (b)	2,300,000	2,314,375

Packaging & Containers 0.4%
ARD Finance S.A. 6.50% (6.50% Cash or 7.25% PIK), due 6/30/27 (a)(b)	4,350,000	4,327,380
Cascades, Inc. / Cascades U.S.A., Inc. (b)
5.125%, due 1/15/26	2,810,000	2,936,450
5.375%, due 1/15/28	4,200,000	4,415,250
		11,679,080
Pharmaceuticals 1.3%
Bausch Health Americas, Inc. (b)
8.50%, due 1/31/27	1,600,000	1,758,000
9.25%, due 4/1/26	1,435,000	1,578,500
Bausch Health Cos., Inc. (b)
5.00%, due 1/30/28	3,430,000	3,331,387
5.25%, due 1/30/30	2,645,000	2,605,325
6.125%, due 4/15/25	3,200,000	3,276,000
6.25%, due 2/15/29	6,400,000	6,582,784
7.00%, due 1/15/28	1,750,000	1,855,000
Endo Dac / Endo Finance LLC / Endo Finco, Inc. (b)
6.00%, due 6/30/28	4,575,000	3,362,625
9.50%, due 7/31/27	3,185,000	3,328,325
Par Pharmaceutical, Inc. 7.50%, due 4/1/27 (b)	6,411,000	6,716,676
Vizient, Inc. 6.25%, due 5/15/27 (b)	2,325,000	2,435,438
		36,830,060
Pipelines 4.9%
ANR Pipeline Co.
7.375%, due 2/15/24	395,000	465,292
9.625%, due 11/1/21	5,950,000	6,457,761
Antero Midstream Partners, L.P. / Antero Midstream Finance Corp.
5.375%, due 9/15/24	3,810,000	3,257,550
5.75%, due 1/15/28 (b)	1,565,000	1,287,213
Cheniere Energy Partners, L.P.
5.25%, due 10/1/25	4,630,000	4,736,490
5.625%, due 10/1/26	1,800,000	1,872,000
CNX Midstream Partners, L.P. / CNX Midstream Finance Corp. 6.50%, due 3/15/26 (b)	6,022,000	6,097,275
Enable Midstream Partners, L.P.
4.15%, due 9/15/29	2,260,000	2,095,258
4.40%, due 3/15/27	5,702,000	5,464,665
4.95%, due 5/15/28	2,925,000	2,855,750
EQM Midstream Partners, L.P. (b)
6.00%, due 7/1/25	2,000,000	2,062,500
6.50%, due 7/1/27	1,405,000	1,489,328
Harvest Midstream I L.P. 7.50%, due 9/1/28 (b)	4,180,000	4,159,100
Hess Midstream Operations L.P. 5.625%, due 2/15/26 (b)	3,300,000	3,361,809
Holly Energy Partners, L.P. / Holly Energy Finance Corp. 5.00%, due 2/1/28 (b)	2,845,000	2,773,875
MPLX, L.P.
4.875%, due 12/1/24	5,790,000	6,468,512
4.875%, due 6/1/25	8,383,000	9,488,231
6.25%, due 10/15/22	524,000	524,569
NGPL PipeCo LLC (b)
4.375%, due 8/15/22	2,500,000	2,595,101
4.875%, due 8/15/27	5,280,000	5,729,551
Northwest Pipeline LLC 7.125%, due 12/1/25	2,195,000	2,780,776
NuStar Logistics, L.P.
6.375%, due 10/1/30	1,800,000	1,867,500
6.75%, due 2/1/21	6,125,000	6,178,594
PBF Logistics, L.P. / PBF Logistics Finance Corp. 6.875%, due 5/15/23	1,200,000	1,128,000
Plains All American Pipeline, L.P. 6.125%, due 11/15/22 (j)(k)	14,265,000	9,049,716
Rockies Express Pipeline LLC (b)
3.60%, due 5/15/25	2,000,000	1,960,400
4.80%, due 5/15/30	5,000,000	4,850,000
Ruby Pipeline LLC 7.75%, due 4/1/22 (b)	10,673,864	8,968,949
Tallgrass Energy Partners, L.P. / Tallgrass Energy Finance Corp. (b)
5.50%, due 9/15/24	9,560,000	8,986,400
6.00%, due 3/1/27	1,500,000	1,372,500
Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp.
5.50%, due 3/1/30 (b)	2,000,000	2,002,100
5.875%, due 4/15/26	4,915,000	5,046,230
TransMontaigne Partners, L.P. / TLP Finance Corp. 6.125%, due 2/15/26	8,055,000	8,336,925
Western Midstream Operating, L.P.
4.10%, due 2/1/25	1,600,000	1,524,000
4.65%, due 7/1/26	2,000,000	1,945,000
5.50%, due 8/15/48	6,360,000	5,247,000
		144,485,920
Real Estate 0.8%
CBRE Services, Inc. 5.25%, due 3/15/25	2,295,000	2,631,592
Howard Hughes Corp. 5.375%, due 3/15/25 (b)	7,670,000	7,793,487
Kennedy-Wilson, Inc. 5.875%, due 4/1/24	4,000,000	3,980,000
Newmark Group, Inc. 6.125%, due 11/15/23	9,839,000	10,231,812
		24,636,891
Real Estate Investment Trusts 4.1%
Crown Castle International Corp. 5.25%, due 1/15/23	20,235,000	22,275,456
CTR Partnership, L.P. / CareTrust Capital Corp. 5.25%, due 6/1/25	3,500,000	3,587,500
Diversified Healthcare Trust 9.75%, due 6/15/25	4,200,000	4,671,576
Equinix, Inc. 5.375%, due 5/15/27	16,710,000	18,207,690
GLP Capital, L.P. / GLP Financing II, Inc.
5.30%, due 1/15/29	5,700,000	6,347,919
5.375%, due 11/1/23	1,500,000	1,604,940
5.375%, due 4/15/26	1,506,000	1,669,100
5.75%, due 6/1/28	1,000,000	1,141,690
Host Hotels & Resorts, L.P. 3.50%, due 9/15/30	1,000,000	957,210
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 5.875%, due 8/1/21 (b)	5,600,000	5,593,000
MGM Growth Properties Operating Partnership, L.P. / MGP Finance Co-Issuer, Inc.
4.625%, due 6/15/25 (b)	4,000,000	4,080,000
5.625%, due 5/1/24	19,120,000	20,272,554
5.75%, due 2/1/27	6,090,000	6,561,975
MPT Operating Partnership, L.P. / MPT Finance Corp.
4.625%, due 8/1/29	3,000,000	3,121,410
5.00%, due 10/15/27	7,726,000	8,055,900
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 5.875%, due 10/1/28 (b)	2,745,000	2,738,137
RHP Hotel Properties, L.P. / RHP Finance Corp. 4.75%, due 10/15/27	5,575,000	5,139,704
SBA Communications Corp. 3.875%, due 2/15/27 (b)	3,000,000	3,045,000
VICI Properties, L.P. / VICI Note Co., Inc. (b)
3.75%, due 2/15/27	1,810,000	1,779,737
4.125%, due 8/15/30	1,000,000	983,750
		121,834,248
Retail 2.7%
1011778 B.C. ULC / New Red Finance, Inc. 4.00%, due 10/15/30 (b)	6,000,000	6,046,260
Asbury Automotive Group, Inc. (b)
4.50%, due 3/1/28	3,500,000	3,521,875
4.75%, due 3/1/30	3,580,000	3,606,850
Beacon Roofing Supply, Inc. 4.875%, due 11/1/25 (b)	3,825,000	3,748,500
Group 1 Automotive, Inc. 4.00%, due 8/15/28 (b)	2,100,000	2,063,250
Ken Garff Automotive LLC 4.875%, due 9/15/28 (b)	2,775,000	2,729,906
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC (b)
4.75%, due 6/1/27	5,275,000	5,535,058
5.00%, due 6/1/24	6,020,000	6,172,306
5.25%, due 6/1/26	7,500,000	7,792,500
Kohl's Corp. 9.50%, due 5/15/25	2,380,000	2,814,276
Lithia Motors, Inc. 4.625%, due 12/15/27 (b)	2,430,000	2,508,975
Murphy Oil USA, Inc.
4.75%, due 9/15/29	2,000,000	2,130,000
5.625%, due 5/1/27	2,994,000	3,181,125
Penske Automotive Group, Inc.
3.50%, due 9/1/25	3,945,000	3,928,924
5.375%, due 12/1/24	2,970,000	3,016,065
5.50%, due 5/15/26	3,097,000	3,194,803
TPro Acquisition Corp. 11.00%, due 10/15/24 (b)	1,962,000	1,971,810
Yum! Brands, Inc.
3.625%, due 3/15/31	7,500,000	7,500,000
4.75%, due 1/15/30 (b)	8,767,000	9,468,360
		80,930,843
Software 3.9%
ACI Worldwide, Inc. 5.75%, due 8/15/26 (b)	4,405,000	4,651,944
Ascend Learning LLC 6.875%, due 8/1/25 (b)	7,485,000	7,698,697
Black Knight InfoServ, LLC 3.625%, due 9/1/28 (b)	2,230,000	2,253,694
BY Crown Parent LLC 7.375%, due 10/15/24 (b)	7,110,000	7,216,650
BY Crown Parent LLC / BY Bond Finance, Inc. 4.25%, due 1/31/26 (b)	3,200,000	3,258,000
Camelot Finance S.A. 4.50%, due 11/1/26 (b)	4,405,000	4,493,100
CDK Global, Inc.
5.25%, due 5/15/29 (b)	4,070,000	4,334,550
5.875%, due 6/15/26	10,900,000	11,363,250
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. 5.75%, due 3/1/25 (b)	2,300,000	2,332,890
Fair Isaac Corp. 5.25%, due 5/15/26 (b)	3,590,000	3,984,900
MSCI, Inc. (b)
3.625%, due 9/1/30	3,215,000	3,297,883
3.875%, due 2/15/31	10,620,000	11,068,164
4.00%, due 11/15/29	9,150,000	9,607,500
4.75%, due 8/1/26	3,570,000	3,703,875
5.375%, due 5/15/27	6,230,000	6,650,525
Open Text Corp. (b)
3.875%, due 2/15/28	4,560,000	4,612,714
5.875%, due 6/1/26	5,675,000	5,887,812
Open Text Holdings, Inc. 4.125%, due 2/15/30 (b)	3,680,000	3,784,659
PTC, Inc. (b)
3.625%, due 2/15/25	3,400,000	3,451,000
4.00%, due 2/15/28	5,160,000	5,303,577
SS&C Technologies, Inc. 5.50%, due 9/30/27 (b)	5,000,000	5,313,600
		114,268,984
Telecommunications 6.3%
Altice France S.A. 7.375%, due 5/1/26 (b)	7,000,000	7,335,300
CenturyLink, Inc. 5.80%, due 3/15/22	9,925,000	10,235,652
CommScope Technologies LLC 6.00%, due 6/15/25 (b)	1,400,000	1,418,970
CommScope, Inc. 8.25%, due 3/1/27 (b)	8,924,000	9,280,960
Connect Finco SARL / Connect U.S. Finco LLC 6.75%, due 10/1/26 (b)	12,365,000	12,403,950
Consolidated Communications Holdings, Inc. 6.50%, due 10/1/28 (b)	1,000,000	1,020,000
Hughes Satellite Systems Corp.
5.25%, due 8/1/26	7,035,000	7,479,331
6.625%, due 8/1/26	6,460,000	6,991,012
7.625%, due 6/15/21	8,695,000	9,021,063
Level 3 Financing, Inc. 5.375%, due 5/1/25	6,300,000	6,495,363
Qualitytech, L.P. / QTS Finance Corp. (b)
3.875%, due 10/1/28	4,000,000	4,026,400
4.75%, due 11/15/25	6,650,000	6,897,380
Sprint Capital Corp. 6.875%, due 11/15/28	31,465,000	39,331,250
Sprint Corp. 7.875%, due 9/15/23	14,030,000	16,116,962
T-Mobile USA, Inc.
4.50%, due 2/1/26	3,345,000	3,446,688
4.75%, due 2/1/28	9,585,000	10,253,458
5.125%, due 4/15/25	7,520,000	7,684,462
5.375%, due 4/15/27	8,875,000	9,473,175
6.00%, due 4/15/24	6,840,000	6,983,230
6.50%, due 1/15/26	10,150,000	10,606,750
		186,501,356
Textiles 0.2%
Eagle Intermediate Global Holding B.V. / Ruyi U.S. Finance LLC 7.50%, due 5/1/25 (b)	9,745,000	6,821,500

Toys, Games & Hobbies 0.7%

Mattel, Inc. 6.75%, due 12/31/25 (b)	18,465,000	19,480,575

Transportation 0.4%
Teekay Corp. 9.25%, due 11/15/22 (b)	1,500,000	1,414,560
Watco Cos. LLC / Watco Finance Corp. 6.50%, due 6/15/27 (b)	9,090,000	9,300,206
		10,714,766
Total Corporate Bonds (Cost $2,724,104,661)		2,713,406,643

Loan Assignments 2.4%
Aerospace & Defense 0.1%
TransDigm, Inc. 2020 Term Loan F 2.397% (1 Month LIBOR + 2.25%), due 12/9/25 (l)	2,779,000	2,627,197

Automobile 0.2%
Dealer Tire LLC 2020 Term Loan B 4.399% (1 Month LIBOR + 4.25%), due 12/12/25 (l)	5,955,000	5,806,125

Beverage, Food & Tobacco 0.3%
United Natural Foods, Inc. Term Loan B 4.397% (1 Month LIBOR + 4.25%), due 10/22/25 (l)	9,031,337	8,787,816

Chemicals, Plastics & Rubber 0.4%
Innophos, Inc. 2020 Term Loan B 3.897% (1 Month LIBOR + 3.75%), due 2/7/27 (l)	1,890,500	1,871,595
SCIH Salt Holdings, Inc. Term Loan B 5.50% (3 Month LIBOR + 4.50%), due 3/16/27 (l)	9,975,000	9,950,063
		11,821,658
Containers, Packaging & Glass 0.0% ‡
Neenah Foundry Co. 2020 PIK Delayed Draw Term Loan TBD, due 12/31/22	320,000	272,000

Iron & Steel 0.0% ‡
Big River Steel LLC Term Loan B TBD, due 8/23/23	700,000	698,833

Oil & Gas 0.2%
PetroQuest Energy LLC 2020 Term Loan 8.50% (3 Month LIBOR + 7.50%), due 11/8/23 (e)(h)(l)	500,000	500,000
PetroQuest Energy, Inc. Term Loan Note 10.013%, due 11/8/23 (d)(e)(h)	5,117,026	4,195,962
		4,695,962
Retail Store 0.7%
Bass Pro Group LLC Term Loan B 5.75% (3 Month LIBOR + 5.00%), due 9/25/24 (l)	21,350,020	21,144,526

Software 0.0% ‡
By Crown Parent LLC Term Loan B1 4.00% (1 Month LIBOR + 3.00%), due 1/31/26 (l)	1,197,039	1,182,076

Utilities 0.5%
Pacific Gas & Electric Co. 2020 Term Loan 5.50% (3 Month LIBOR + 4.50%), due 6/23/25 (l)	13,466,250	13,208,142
Total Loan Assignments (Cost $70,667,135)		70,244,335
Total Long-Term Bonds (Cost $2,819,204,313)		2,804,232,523

	Shares
Common Stocks 1.0%
Auto Parts & Equipment 0.0% ‡
ATD New Holdings, Inc. (h)(m)	44,740	715,840
Exide Technologies (d)(e)(h)(i)(m)	7,037,072	0
		715,840
Commercial Services 0.0% ‡
Carlson Travel, Inc. (d)(e)	3,764	209,128

Electric Utilities 0.0% ‡
Keycon Power Holdings LLC (d)(e)(h)	11,280	113

Independent Power & Renewable Electricity Producers 0.7%
GenOn Energy, Inc. (d)(e)(i)	115,826	20,848,680
PetroQuest Energy, Inc. (d)(e)(h)	668,661	0
		20,848,680
Media 0.0% ‡
ION Media Networks, Inc. (d)(e)(h)(i)	725	341,990

Metals & Mining 0.1%
Neenah Enterprises, Inc. (d)(e)(h)(m)	230,859	2,006,164

Oil, Gas & Consumable Fuels 0.2%
Talos Energy, Inc. (m)	637,880	4,114,326
Titan Energy LLC (h)(m)	25,911	908
Whiting Petroleum Corp. (m)	134,779	2,330,329
		6,445,563
Software 0.0% ‡
ASG Corp. (d)(e)(h)	3,368	0
Total Common Stocks (Cost $78,881,062)		30,567,478

Short-Term Investments 3.4%
Unaffiliated Investment Company 3.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03% (n)	97,053,083	97,053,083
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09% (n)(o)	4,108,500	4,108,500
Total Short-Term Investments (Cost $101,161,583)		101,161,583
Total Investments (Cost $2,999,246,958)	99.7%	2,935,961,584
Other Assets, Less Liabilities	0.3	7,572,774
Net Assets	100.0%	$2,943,534,358

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	PIK ("Payment-in-Kind") - issuer may pay interest or dividends with additional securities and/or in cash.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	All or a portion of this security was held on loan. As of September 30, 2020, the aggregate market value of securities on loan was $4,033,561. The Portfolio received cash collateral with a value of $4,108,500.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of September 30, 2020, the total market value of the fair valued securities was $48,495,026, which represented 1.6% of the Portfolio's net assets.
(f)	Issue in default.
(g)	Issue in non-accrual status.
(h)	Illiquid security - As of September 30, 2020, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $30,934,234, which represented 1.1% of the Portfolio's net assets.
(i)	Restricted security.
(j)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(k)	Fixed to floating rate - Rate shown was the rate in effect as of September 30, 2020.
(l)	Floating rate - Rate shown was the rate in effect as of September 30, 2020.
(m)	Non-income producing security.
(n)	Current yield as of September 30, 2020.
(o)	Represents a security purchased with cash collateral received for securities on loan.

The following abbreviations are used in the preceding pages:

LIBOR	—London Interbank Offered Rate
TBD	—To Be Determined

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)		Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds	$—	$20,581,545		$—		$20,581,545
Corporate Bonds (b)	—	2,693,013,654		20,392,989		2,713,406,643
Loan Assignments (c)	—	66,048,373		4,195,962		70,244,335
Total Long-Term Bonds	—	2,779,643,572		24,588,951		2,804,232,523
Common Stocks	6,445,563	715,840	(d)	23,406,075	(e)	30,567,478
Short-Term Investments
Unaffiliated Investment Company	101,161,583	—		—		101,161,583
Total Investments in Securities	$107,607,146	$2,780,359,412		$47,995,026		$2,935,961,584

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $12,978,623, $7,413,700 and $666 are held in Auto Parts & Equipment, Media, and Oil & Gas, respectively, within the Corporate Bonds section of the Portfolio of Investments.

(c)	The Level 3 security valued at $4,195,962 is held in Oil & Gas within the Loan Assignments section of the Portfolio of Investments.

(d)	The Level 2 security valued at $715,840 is held in Auto Parts & Equipment within the Common Stocks section of the Portfolio of Investments.

(e)	The Level 3 securities valued at $0, $209,128, $113, $20,848,680, $341,990, $2,006,164 and $0 are held in Auto Parts & Equipment, Commercial Services, Electric Utilities, Independent Power & Renewable Electricity Producers, Media, Metals & Mining and Software, respectively, within the Common Stocks section of the Portfolio of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2019	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases		Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2020	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2020
Long-Term Bonds
Corporate Bonds	$47,173,493	$(719,497)	$-	$(26,896,910)	$835,903	(a)	$-	$-	$-	$20,392,989	$(26,896,910)
Loan Assignments	4,893,078	-	-	(921,064)	223,948		-	-	-	4,195,962	(921,064)
Common Stocks	9,085,645	-	-	(12,115,970)	-		-	26,436,400	-	23,406,075	(12,115,970)
Total	$61,152,216	$(719,497)	$-	$(39,933,944)	$1,059,851		$-	$26,436,400	$-	$47,995,026	$(39,933,944)

(a) Purchases include PIK securities.

As of September 30, 2020, a securities with a market value of $26,436,400 transferred from Level 2 to Level 3. The transfer occurred as a result of utilizing significant unobservable inputs. As of December 31, 2019, the fair value obtained for this security, utilized significant observable inputs.

MainStay VP MacKay International Equity Portfolio

Portfolio of Investments September 30, 2020 (Unaudited)

	Shares	Value
Common Stocks 98.2% †
Argentina 0.9%
Globant S.A. (Software) (a)	23,846	$4,273,680

Brazil 1.0%
Notre Dame Intermedica Participacoes S.A. (Health Care Providers & Services)	418,172	4,844,508

Canada 2.0%
Constellation Software, Inc. (Software)	8,948	9,943,096

China 3.5%
Tencent Holdings, Ltd. (Interactive Media & Services)	271,700	17,932,084

Denmark 5.4%
Chr. Hansen Holding A/S (Chemicals)	93,840	10,430,443
Novo Nordisk A/S, Class B (Pharmaceuticals)	246,292	17,040,960
		27,471,403
France 6.6%
Dassault Systemes S.E. (Software)	47,845	8,961,314
Edenred (IT Services)	307,058	13,824,387
Teleperformance S.E. (Professional Services)	34,887	10,782,098
		33,567,799
Germany 13.3%
Carl Zeiss Meditec A.G. (Health Care Equipment & Supplies)	56,350	7,135,295
Deutsche Boerse A.G. (Capital Markets)	58,216	10,224,649
Fresenius Medical Care A.G. & Co. KGaA (Health Care Providers & Services)	129,049	10,896,876
SAP S.E. (Software)	112,816	17,560,310
Scout24 A.G. (Interactive Media & Services) (b)	116,212	10,150,829
Symrise A.G. (Chemicals)	82,991	11,481,728
		67,449,687
India 4.9%
HDFC Bank, Ltd. (Banks) (a)	677,301	9,896,049
Housing Development Finance Corp., Ltd. (Thrifts & Mortgage Finance)	626,965	14,726,624
		24,622,673
Ireland 6.4%
Accenture PLC, Class A (IT Services)	70,650	15,966,193
ICON PLC (Life Sciences Tools & Services) (a)	86,865	16,599,033
		32,565,226
Israel 0.9%
Nice, Ltd., Sponsored ADR (Software) (a)	19,755	4,484,978

Japan 11.3%
CyberAgent, Inc. (Media)	289,700	17,772,332
Menicon Co., Ltd. (Health Care Equipment & Supplies)	131,900	8,779,576
Relo Group, Inc. (Real Estate Management & Development)	549,600	13,111,398
SMS Co., Ltd. (Professional Services)	184,300	5,312,398
TechnoPro Holdings, Inc. (Professional Services)	200,400	12,389,020
		57,364,724
Mexico 0.8%
Regional S.A.B. de C.V. (Banks) (a)	1,793,972	4,227,840

Netherlands 7.8%
Koninklijke DSM N.V. (Chemicals)	95,742	15,782,728
Koninklijke Philips N.V. (Health Care Equipment & Supplies) (a)	502,425	23,680,537
		39,463,265
Spain 6.8%
Amadeus IT Group S.A. (IT Services)	326,898	18,239,890
Industria de Diseno Textil S.A. (Specialty Retail)	586,561	16,367,577
		34,607,467
Sweden 3.0%
Hexagon A.B., Class B (Electronic Equipment, Instruments & Components) (a)	203,373	15,391,752

Switzerland 3.6%
Lonza Group A.G., Registered (Life Sciences Tools & Services)	8,715	5,380,108
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	129,759	12,682,645
		18,062,753
Taiwan 3.0%
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	186,947	15,155,793

United Kingdom 14.9%
Big Yellow Group PLC (Equity Real Estate Investment Trusts)	499,593	6,704,354
Diageo PLC (Beverages)	453,475	15,506,240
Experian PLC (Professional Services)	133,246	5,020,469
HomeServe PLC (Commercial Services & Supplies)	678,674	10,823,979
Prudential PLC (Insurance)	1,472,817	21,075,971
St. James's Place PLC (Capital Markets)	1,384,333	16,630,202
		75,761,215
United States 2.1%
STERIS PLC (Health Care Equipment & Supplies)	60,876	10,725,742
Total Common Stocks (Cost $444,855,515)		497,915,685

Short-Term Investment 0.2%
Affiliated Investment Company 0.2%
United States 0.2%
MainStay U.S. Government Liquidity Fund, 0.02% (c)	1,186,948	1,186,948
Total Short-Term Investment (Cost $1,186,948)		1,186,948
Total Investments (Cost $446,042,463)	98.4%	499,102,633
Other Assets, Less Liabilities	1.6	8,056,718
Net Assets	100.0%	$507,159,351

†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Current yield as of September 30, 2020.

The following abbreviation is used in the preceding pages:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$497,915,685	$—	$—	$497,915,685
Short-Term Investment
Affiliated Investment Company	1,186,948	—	—	1,186,948
Total Investments in Securities	$499,102,633	$—	$—	$499,102,633

(a)  For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP MacKay Mid Cap Core Portfolio

Portfolio of Investments September 30, 2020 (Unaudited)

	Shares	Value
Common Stocks 98.9% †
Aerospace & Defense 0.8%
Curtiss-Wright Corp.	8,976	$837,102
Huntington Ingalls Industries, Inc.	6,289	885,177
Textron, Inc.	142,959	5,159,390
		6,881,669
Air Freight & Logistics 0.6%
XPO Logistics, Inc. (a)	62,752	5,312,584

Auto Components 0.3%
Aptiv PLC	28,032	2,569,974

Automobiles 0.2%
Thor Industries, Inc.	18,536	1,765,739

Banks 1.6%
First Hawaiian, Inc.	14,163	204,939
First Republic Bank	19,574	2,134,740
Signature Bank	53,426	4,433,824
SVB Financial Group (a)	24,872	5,984,701
Synovus Financial Corp.	30,156	638,402
		13,396,606
Beverages 0.6%
Molson Coors Beverage Co., Class B	144,264	4,841,500

Biotechnology 3.6%
Alexion Pharmaceuticals, Inc. (a)	63,305	7,243,991
Alkermes PLC (a)	141,684	2,347,704
Exelixis, Inc. (a)	222,349	5,436,433
Incyte Corp. (a)	67,584	6,064,988
Moderna, Inc. (a)	28,942	2,047,647
Neurocrine Biosciences, Inc. (a)	24,144	2,321,687
Seattle Genetics, Inc. (a)	6,389	1,250,263
United Therapeutics Corp. (a)	25,396	2,564,996
		29,277,709
Building Products 4.0%
Carrier Global Corp.	235,479	7,191,529
Fortune Brands Home & Security, Inc.	66,790	5,778,671
Johnson Controls International PLC	79,958	3,266,284
Masco Corp.	106,688	5,881,709
Owens Corning	78,732	5,417,549
Trane Technologies PLC	44,668	5,415,995
		32,951,737
Capital Markets 5.8%
Ameriprise Financial, Inc.	42,135	6,493,425
Cboe Global Markets, Inc.	33,663	2,953,592
E*TRADE Financial Corp.	112,258	5,618,513
Evercore, Inc., Class A	29,572	1,935,783
Lazard, Ltd., Class A	150,904	4,987,377
LPL Financial Holdings, Inc.	64,539	4,948,205
MSCI, Inc.	3,038	1,083,898
Nasdaq, Inc.	45,305	5,559,376
Raymond James Financial, Inc.	75,621	5,502,184
T. Rowe Price Group, Inc.	46,423	5,952,357
TD Ameritrade Holding Corp.	65,255	2,554,733
		47,589,443
Chemicals 1.4%
CF Industries Holdings, Inc.	81,869	2,514,197
Huntsman Corp.	203,760	4,525,509
LyondellBasell Industries N.V., Class A	61,416	4,329,214
		11,368,920
Commercial Services & Supplies 2.0%
ADT, Inc.	368,942	3,014,256
Cintas Corp.	21,025	6,997,751
Clean Harbors, Inc. (a)	81,321	4,556,416
IAA, Inc. (a)	13,906	724,085
Republic Services, Inc.	9,921	926,125
		16,218,633
Construction & Engineering 0.3%
Quanta Services, Inc.	49,819	2,633,432

Consumer Finance 1.4%
SLM Corp.	649,809	5,256,955
Synchrony Financial	236,718	6,194,910
		11,451,865
Containers & Packaging 0.6%
Ardagh Group S.A.	1,197	16,818
Berry Global Group, Inc. (a)	97,583	4,715,210
		4,732,028
Distributors 0.6%
LKQ Corp. (a)	178,382	4,946,533

Diversified Consumer Services 0.7%
frontdoor, Inc. (a)	8,688	338,050
Graham Holdings Co., Class B	11,408	4,610,087
H&R Block, Inc.	58,719	956,533
		5,904,670
Diversified Financial Services 0.2%
Equitable Holdings, Inc.	12,943	236,080
Voya Financial, Inc.	30,048	1,440,201
		1,676,281
Electric Utilities 2.0%
Entergy Corp.	13,382	1,318,529
Evergy, Inc.	1,743	88,579
FirstEnergy Corp.	106,864	3,068,065
NRG Energy, Inc.	168,202	5,170,530
OGE Energy Corp.	8,561	256,744
PPL Corp.	249,544	6,790,092
		16,692,539
Electrical Equipment 0.8%
Acuity Brands, Inc.	13,474	1,379,064
Regal Beloit Corp.	50,665	4,755,924
		6,134,988
Electronic Equipment, Instruments & Components 3.1%
Arrow Electronics, Inc. (a)	64,491	5,072,862
Avnet, Inc.	174,782	4,516,367
CDW Corp.	47,379	5,663,212
Jabil, Inc.	146,288	5,011,827
SYNNEX Corp.	39,103	5,476,766
		25,741,034
Entertainment 2.7%
Lions Gate Entertainment Corp., Class B (a)	546,788	4,767,991
Madison Square Garden Entertainment Corp. (a)	23,055	1,579,037
Roku, Inc. (a)	10,858	2,049,991
Spotify Technology S.A. (a)	19,894	4,825,688
Take-Two Interactive Software, Inc. (a)	37,864	6,255,890
Zynga, Inc., Class A (a)	276,376	2,520,549
		21,999,146
Equity Real Estate Investment Trusts 4.4%
Alexandria Real Estate Equities, Inc.	14,656	2,344,960
American Homes 4 Rent, Class A	70,270	2,001,290
AvalonBay Communities, Inc.	18,150	2,710,521
Boston Properties, Inc.	1,793	143,978
CyrusOne, Inc.	27,836	1,949,355
Duke Realty Corp.	70,544	2,603,074
Equity LifeStyle Properties, Inc.	14,087	863,533
Equity Residential	35,706	1,832,789
Essex Property Trust, Inc.	8,962	1,799,480
Extra Space Storage, Inc.	1,432	153,210
First Industrial Realty Trust, Inc.	42,906	1,707,659
Gaming and Leisure Properties, Inc.	21,204	783,064
Healthpeak Properties, Inc.	11,333	307,691
Invitation Homes, Inc.	101,194	2,832,420
Life Storage, Inc.	16,416	1,728,112
Mid-America Apartment Communities, Inc.	22,416	2,599,135
Realty Income Corp.	16,058	975,523
Rexford Industrial Realty, Inc.	19,879	909,663
Simon Property Group, Inc.	12,361	799,509
Sun Communities, Inc.	10,784	1,516,338
Ventas, Inc.	8,540	358,338
VICI Properties, Inc.	1,937	45,268
W.P. Carey, Inc.	230	14,987
Welltower, Inc.	21,465	1,182,507
Weyerhaeuser Co.	122,145	3,483,575
		35,645,979
Food & Staples Retailing 1.1%
Kroger Co.	210,745	7,146,363
Sprouts Farmers Market, Inc. (a)	104,946	2,196,520
		9,342,883
Food Products 0.8%
Tyson Foods, Inc., Class A	104,191	6,197,281

Health Care Equipment & Supplies 2.0%
DENTSPLY SIRONA, Inc.	13,340	583,358
Hill-Rom Holdings, Inc.	42,444	3,544,498
Hologic, Inc. (a)	77,717	5,165,849
IDEXX Laboratories, Inc. (a)	11,878	4,669,361
ResMed, Inc.	9,774	1,675,557
West Pharmaceutical Services, Inc.	1,301	357,645
		15,996,268
Health Care Providers & Services 4.0%
AmerisourceBergen Corp.	45,853	4,444,073
Cardinal Health, Inc.	121,131	5,687,100
DaVita, Inc. (a)	43,000	3,682,950
Laboratory Corp. of America Holdings (a)	3,034	571,211
McKesson Corp.	46,540	6,931,202
Molina Healthcare, Inc. (a)	32,226	5,898,647
Universal Health Services, Inc., Class B	50,125	5,364,378
		32,579,561
Health Care Technology 1.9%
Cerner Corp.	96,128	6,949,093
Veeva Systems, Inc., Class A (a)	30,319	8,525,400
		15,474,493
Hotels, Restaurants & Leisure 2.4%
Aramark	22,669	599,595
Chipotle Mexican Grill, Inc. (a)	6,321	7,861,491
Darden Restaurants, Inc.	51,524	5,190,528
Domino's Pizza, Inc.	15,081	6,413,647
		20,065,261
Household Durables 2.2%
Lennar Corp.
Class A	54,865	4,481,373
Class B	43,810	2,876,565
Mohawk Industries, Inc. (a)	51,794	5,054,576
PulteGroup, Inc.	123,216	5,703,669
		18,116,183
Independent Power & Renewable Electricity Producers 1.1%
AES Corp.	180,545	3,269,670
Vistra Corp.	291,817	5,503,669
		8,773,339
Insurance 1.6%
Assured Guaranty, Ltd.	74,925	1,609,389
Brighthouse Financial, Inc. (a)	139,472	3,753,192
Unum Group	230,074	3,872,145
Willis Towers Watson PLC	18,511	3,865,467
		13,100,193
Interactive Media & Services 1.0%
IAC/InterActiveCorp. (a)	18,527	2,219,164
Match Group, Inc. (a)	23,825	2,636,236
TripAdvisor, Inc.	55,257	1,082,485
Zillow Group, Inc., Class A (a)	25,808	2,620,544
		8,558,429
Internet & Direct Marketing Retail 1.9%
Etsy, Inc. (a)	48,400	5,886,892
Grubhub, Inc. (a)	35,113	2,539,723
Qurate Retail, Inc., Series A	650,670	4,671,811
Wayfair, Inc., Class A (a)	8,040	2,339,720
		15,438,146
IT Services 5.4%
Akamai Technologies, Inc. (a)	54,499	6,024,319
Alliance Data Systems Corp.	53,436	2,243,243
Amdocs, Ltd.	88,407	5,075,446
Booz Allen Hamilton Holding Corp.	39,648	3,289,991
CACI International, Inc., Class A (a)	15,309	3,263,266
DXC Technology Co.	153,628	2,742,260
Euronet Worldwide, Inc. (a)	47,396	4,317,776
GoDaddy, Inc., Class A (a)	75,370	5,725,859
Leidos Holdings, Inc.	62,995	5,616,004
Okta, Inc. (a)	2,352	502,975
Twilio, Inc., Class A (a)	13,885	3,430,845
VeriSign, Inc. (a)	9,762	1,999,746
		44,231,730
Leisure Products 0.9%
Brunswick Corp.	39,309	2,315,693
Polaris, Inc.	52,265	4,930,680
		7,246,373
Life Sciences Tools & Services 3.7%
Agilent Technologies, Inc.	997	100,637
Bruker Corp.	108,170	4,299,758
Charles River Laboratories International, Inc. (a)	25,653	5,809,122
IQVIA Holdings, Inc. (a)	48,469	7,640,168
PPD, Inc. (a)	119,496	4,420,157
PRA Health Sciences, Inc. (a)	49,538	5,025,135
Syneos Health, Inc. (a)	42,981	2,284,870
Waters Corp. (a)	3,212	628,524
		30,208,371
Machinery 2.5%
AGCO Corp.	60,258	4,475,362
Crane Co.	14,980	750,947
Fortive Corp.	25,749	1,962,331
Gates Industrial Corp. PLC (a)	37,321	415,010
Otis Worldwide Corp.	114,129	7,123,932
Parker-Hannifin Corp.	26,892	5,441,327
		20,168,909
Media 1.3%
Altice U.S.A., Inc., Class A (a)	199,644	5,190,744
Fox Corp., Class B	90,874	2,541,746
News Corp.
Class A	158,513	2,222,352
Class B	21,796	304,708
		10,259,550
Metals & Mining 1.3%
Freeport-McMoRan, Inc.	151,682	2,372,306
Reliance Steel & Aluminum Co.	48,773	4,976,797
Royal Gold, Inc.	17,999	2,162,940
Steel Dynamics, Inc.	37,187	1,064,664
		10,576,707
Multi-Utilities 0.8%
CenterPoint Energy, Inc.	20,995	406,253
Consolidated Edison, Inc.	8,189	637,104
MDU Resources Group, Inc.	212,161	4,773,623
WEC Energy Group, Inc.	8,380	812,022
		6,629,002
Multiline Retail 0.4%
Dollar Tree, Inc. (a)	40,102	3,662,917

Oil, Gas & Consumable Fuels 1.4%
Concho Resources, Inc.	69,699	3,075,120
Devon Energy Corp.	209,854	1,985,219
HollyFrontier Corp.	216,075	4,258,838
Pioneer Natural Resources Co.	29,173	2,508,586
		11,827,763
Personal Products 0.9%
Herbalife Nutrition, Ltd. (a)	51,292	2,392,772
Nu Skin Enterprises, Inc., Class A	93,222	4,669,490
		7,062,262
Pharmaceuticals 1.0%
Catalent, Inc. (a)	9,350	800,921
Jazz Pharmaceuticals PLC (a)	18,348	2,616,241
Mylan N.V. (a)	9,262	137,356
Perrigo Co. PLC	106,985	4,911,681
		8,466,199
Professional Services 1.2%
FTI Consulting, Inc. (a)	20,866	2,211,170
IHS Markit, Ltd.	22,688	1,781,235
ManpowerGroup, Inc.	68,224	5,002,866
TransUnion	371	31,212
Verisk Analytics, Inc.	4,961	919,323
		9,945,806
Road & Rail 1.4%
J.B. Hunt Transport Services, Inc.	22,189	2,804,246
Knight-Swift Transportation Holdings, Inc.	51,969	2,115,138
Old Dominion Freight Line, Inc.	11,162	2,019,429
Schneider National, Inc., Class B	184,016	4,550,716
		11,489,529
Semiconductors & Semiconductor Equipment 3.1%
Cirrus Logic, Inc. (a)	75,314	5,079,929
Inphi Corp. (a)	11,361	1,275,272
KLA Corp.	37,549	7,274,743
Qorvo, Inc. (a)	45,932	5,925,688
Skyworks Solutions, Inc.	40,415	5,880,383
		25,436,015
Software 8.7%
Alteryx, Inc., Class A (a)(b)	5,539	628,953
Anaplan, Inc. (a)	13,618	852,214
Aspen Technology, Inc. (a)	3,134	396,733
Cadence Design Systems, Inc. (a)	56,717	6,047,734
CDK Global, Inc.	111,796	4,873,188
Citrix Systems, Inc.	45,265	6,233,443
Coupa Software, Inc. (a)	6,963	1,909,533
DocuSign, Inc. (a)	18,532	3,988,828
Dropbox, Inc., Class A (a)	235,718	4,539,929
Fair Isaac Corp. (a)	10,813	4,599,634
Fortinet, Inc. (a)	48,944	5,766,093
Palo Alto Networks, Inc. (a)	27,616	6,759,016
Proofpoint, Inc. (a)	47,526	5,016,369
RealPage, Inc. (a)	21,400	1,233,496
RingCentral, Inc., Class A (a)	8,057	2,212,533
SS&C Technologies Holdings, Inc.	92,956	5,625,697
Synopsys, Inc. (a)	37,774	8,082,880
Teradata Corp. (a)	50,647	1,149,687
Zendesk, Inc. (a)	11,875	1,222,175
		71,138,135
Specialty Retail 4.3%
AutoNation, Inc. (a)	83,961	4,444,056
AutoZone, Inc. (a)	4,610	5,428,920
Best Buy Co., Inc.	64,046	7,127,679
Dick's Sporting Goods, Inc.	39,314	2,275,494
Foot Locker, Inc.	48,702	1,608,627
L Brands, Inc.	13,133	417,761
O'Reilly Automotive, Inc. (a)	17,103	7,885,851
Tractor Supply Co.	42,840	6,140,686
		35,329,074
Technology Hardware, Storage & Peripherals 1.5%
HP, Inc.	391,972	7,443,548
Xerox Holdings Corp.	276,701	5,193,678
		12,637,226
Textiles, Apparel & Luxury Goods 0.4%
Lululemon Athletica, Inc. (a)	10,740	3,537,434

Thrifts & Mortgage Finance 0.3%
New York Community Bancorp, Inc.	251,265	2,077,962

Trading Companies & Distributors 0.7%
HD Supply Holdings, Inc. (a)	132,887	5,480,260
Total Common Stocks (Cost $721,818,333)		810,786,270

Exchange-Traded Funds 1.1%
iShares Core S&P Mid-Cap ETF	16,666	3,088,376
iShares Russell Mid-Cap ETF	66,223	3,799,876
SPDR S&P 500 ETF Trust	6,409	2,146,310
Total Exchange-Traded Funds (Cost $8,291,422)		9,034,562

Short-Term Investments 0.1%
Affiliated Investment Company 0.1%
MainStay U.S. Government Liquidity Fund, 0.02% (c)	460,441	460,441

Unaffiliated Investment Company 0.0% ‡
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09% (c)(d)	140,081	140,081
Total Short-Term Investments (Cost $600,522)		600,522
Total Investments (Cost $730,710,277)	100.1%	820,421,354
Other Assets, Less Liabilities	(0.1)	(682,452)
Net Assets	100.0%	$819,738,902

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of September 30, 2020, the aggregate market value of securities on loan was $623,664; the total market value of collateral held by the Portfolio was $636,725. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $496,644.
(c)	Current yield as of September 30, 2020.
(d)	Represents a security purchased with cash collateral received for securities on loan.

The following abbreviations are used in the preceding pages:
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$810,786,270	$—	$—	$810,786,270
Exchange-Traded Funds	9,034,562	—	—	9,034,562
Short-Term Investments
Affiliated Investment Company	460,441	—	—	460,441
Unaffiliated Investment Company	140,081	—	—	140,081
Total Short-Term Investments	600,522	—	—	600,522
Total Investments in Securities	$820,421,354	$—	$—	$820,421,354

(a)  For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP MacKay S&P 500 Index Portfolio

Portfolio of Investments  September 30, 2020 (Unaudited)

	Shares	Value
Common Stocks 98.2% †
Aerospace & Defense 1.6%
Boeing Co.	54,570	$9,018,239
General Dynamics Corp.	23,904	3,309,031
Howmet Aerospace, Inc.	40,372	675,020
Huntington Ingalls Industries, Inc.	4,165	586,224
L3Harris Technologies, Inc.	22,236	3,776,562
Lockheed Martin Corp.	25,301	9,697,367
Northrop Grumman Corp.	15,947	5,031,119
Raytheon Technologies Corp.	157,120	9,040,685
Teledyne Technologies, Inc. (a)	3,792	1,176,316
Textron, Inc.	23,454	846,455
TransDigm Group, Inc.	5,575	2,648,794
		45,805,812
Air Freight & Logistics 0.7%
C.H. Robinson Worldwide, Inc.	13,866	1,416,967
Expeditors International of Washington, Inc.	17,244	1,560,927
FedEx Corp.	24,791	6,235,432
United Parcel Service, Inc., Class B	72,724	12,118,000
		21,331,326
Airlines 0.2%
Alaska Air Group, Inc.	12,717	465,824
American Airlines Group, Inc. (b)	52,306	642,841
Delta Air Lines, Inc.	65,604	2,006,170
Southwest Airlines Co.	60,669	2,275,087
United Airlines Holdings, Inc. (a)	29,928	1,039,998
		6,429,920
Auto Components 0.1%
Aptiv PLC	27,773	2,546,229
BorgWarner, Inc.	21,317	825,820
		3,372,049
Automobiles 0.2%
Ford Motor Co.	401,893	2,676,608
General Motors Co.	129,526	3,832,674
		6,509,282
Banks 3.3%
Bank of America Corp.	784,176	18,890,800
Citigroup, Inc.	214,121	9,230,756
Citizens Financial Group, Inc.	43,899	1,109,767
Comerica, Inc.	14,301	547,013
Fifth Third Bancorp	73,254	1,561,775
First Republic Bank	17,702	1,930,580
Huntington Bancshares, Inc.	104,631	959,466
JPMorgan Chase & Co.	313,448	30,175,639
KeyCorp	100,382	1,197,557
M&T Bank Corp.	13,194	1,215,036
People's United Financial, Inc.	43,689	450,434
PNC Financial Services Group, Inc.	43,660	4,798,671
Regions Financial Corp.	98,753	1,138,622
SVB Financial Group (a)	5,324	1,281,061
Truist Financial Corp.	138,602	5,273,806
U.S. Bancorp	140,987	5,054,384
Wells Fargo & Co.	423,750	9,962,363
Zions Bancorp., N.A.	16,865	492,795
		95,270,525
Beverages 1.6%
Brown-Forman Corp., Class B	18,772	1,413,907
Coca-Cola Co.	397,611	19,630,055
Constellation Brands, Inc., Class A	17,281	3,274,922
Molson Coors Beverage Co., Class B	19,341	649,084
Monster Beverage Corp. (a)	37,970	3,045,194
PepsiCo., Inc.	142,410	19,738,026
		47,751,188
Biotechnology 2.1%
AbbVie, Inc.	181,514	15,898,811
Alexion Pharmaceuticals, Inc. (a)	22,542	2,579,481
Amgen, Inc.	60,239	15,310,344
Biogen, Inc. (a)	16,282	4,618,878
Gilead Sciences, Inc.	128,946	8,148,098
Incyte Corp. (a)	19,119	1,715,739
Regeneron Pharmaceuticals, Inc. (a)	10,752	6,018,754
Vertex Pharmaceuticals, Inc. (a)	26,789	7,289,823
		61,579,928
Building Products 0.5%
A.O. Smith Corp.	13,923	735,134
Allegion PLC	9,487	938,359
Carrier Global Corp.	83,741	2,557,450
Fortune Brands Home & Security, Inc.	14,208	1,229,276
Johnson Controls International PLC	76,526	3,126,087
Masco Corp.	26,898	1,482,887
Trane Technologies PLC	24,618	2,984,933
		13,054,126
Capital Markets 2.5%
Ameriprise Financial, Inc.	12,370	1,906,341
Bank of New York Mellon Corp.	83,823	2,878,482
BlackRock, Inc.	14,585	8,219,377
Cboe Global Markets, Inc.	11,186	981,460
Charles Schwab Corp.	119,285	4,321,696
CME Group, Inc.	36,884	6,171,062
E*TRADE Financial Corp.	22,739	1,138,087
Franklin Resources, Inc.	27,512	559,869
Goldman Sachs Group, Inc.	35,388	7,111,926
Intercontinental Exchange, Inc.	57,725	5,775,386
Invesco, Ltd.	38,725	441,852
MarketAxess Holdings, Inc.	3,906	1,881,090
Moody's Corp.	16,602	4,812,090
Morgan Stanley	123,250	5,959,137
MSCI, Inc.	8,602	3,069,022
Nasdaq, Inc.	11,826	1,451,168
Northern Trust Corp.	21,403	1,668,792
Raymond James Financial, Inc.	12,555	913,502
S&P Global, Inc.	24,786	8,937,832
State Street Corp.	36,243	2,150,297
T. Rowe Price Group, Inc.	23,346	2,993,424
		73,341,892
Chemicals 1.8%
Air Products & Chemicals, Inc.	22,718	6,766,783
Albemarle Corp.	10,939	976,634
Celanese Corp.	12,167	1,307,344
CF Industries Holdings, Inc.	21,998	675,559
Corteva, Inc.	76,991	2,218,111
Dow, Inc.	76,225	3,586,386
DuPont de Nemours, Inc.	75,474	4,187,297
Eastman Chemical Co.	13,921	1,087,509
Ecolab, Inc.	25,536	5,103,114
FMC Corp.	13,326	1,411,357
International Flavors & Fragrances, Inc.	10,998	1,346,705
Linde PLC	54,033	12,866,878
LyondellBasell Industries N.V., Class A	26,439	1,863,685
Mosaic Co.	35,480	648,220
PPG Industries, Inc.	24,270	2,962,882
Sherwin-Williams Co.	8,429	5,872,821
		52,881,285
Commercial Services & Supplies 0.4%
Cintas Corp.	8,942	2,976,166
Copart, Inc. (a)	21,249	2,234,545
Republic Services, Inc.	21,619	2,018,134
Rollins, Inc.	15,170	822,062
Waste Management, Inc.	39,974	4,523,857
		12,574,764
Communications Equipment 0.8%
Arista Networks, Inc. (a)	5,630	1,165,016
Cisco Systems, Inc.	435,411	17,150,839
F5 Networks, Inc. (a)	6,292	772,469
Juniper Networks, Inc.	34,120	733,580
Motorola Solutions, Inc.	17,463	2,738,373
		22,560,277
Construction & Engineering 0.1%
Jacobs Engineering Group, Inc.	13,392	1,242,376
Quanta Services, Inc.	14,196	750,400
		1,992,776
Construction Materials 0.1%
Martin Marietta Materials, Inc.	6,405	1,507,481
Vulcan Materials Co.	13,622	1,846,326
		3,353,807
Consumer Finance 0.5%
American Express Co.	67,077	6,724,469
Capital One Financial Corp.	46,965	3,374,905
Discover Financial Services	31,516	1,820,995
Synchrony Financial	55,837	1,461,254
		13,381,623
Containers & Packaging 0.3%
Amcor PLC	161,320	1,782,586
Avery Dennison Corp.	8,584	1,097,378
Ball Corp.	33,587	2,791,751
International Paper Co.	40,429	1,638,992
Packaging Corp. of America	9,754	1,063,674
Sealed Air Corp.	16,011	621,387
WestRock Co.	26,704	927,697
		9,923,465
Distributors 0.1%
Genuine Parts Co.	14,837	1,412,037
LKQ Corp. (a)	28,793	798,430
		2,210,467
Diversified Financial Services 1.5%
Berkshire Hathaway, Inc., Class B (a)	203,873	43,412,717

Diversified Telecommunication Services 1.6%
AT&T, Inc.	732,812	20,892,470
CenturyLink, Inc.	101,595	1,025,094
Verizon Communications, Inc.	425,602	25,319,063
		47,236,627
Electric Utilities 1.8%
Alliant Energy Corp.	25,676	1,326,165
American Electric Power Co., Inc.	51,029	4,170,600
Duke Energy Corp.	75,639	6,698,590
Edison International	38,900	1,977,676
Entergy Corp.	20,592	2,028,930
Evergy, Inc.	23,330	1,185,631
Eversource Energy	35,244	2,944,636
Exelon Corp.	100,228	3,584,153
FirstEnergy Corp.	55,757	1,600,783
NextEra Energy, Inc.	50,360	13,977,922
NRG Energy, Inc.	25,109	771,851
Pinnacle West Capital Corp.	11,577	863,065
PPL Corp.	79,069	2,151,468
Southern Co.	108,624	5,889,593
Xcel Energy, Inc.	54,032	3,728,748
		52,899,811
Electrical Equipment 0.5%
AMETEK, Inc.	23,618	2,347,629
Eaton Corp. PLC	41,150	4,198,535
Emerson Electric Co.	61,463	4,030,129
Rockwell Automation, Inc.	11,927	2,632,050
		13,208,343
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp., Class A	30,688	3,322,590
CDW Corp.	14,674	1,753,983
Corning, Inc.	78,264	2,536,536
FLIR Systems, Inc.	13,486	483,473
IPG Photonics Corp. (a)	3,670	623,790
Keysight Technologies, Inc. (a)	19,248	1,901,317
TE Connectivity, Ltd.	33,944	3,317,687
Zebra Technologies Corp., Class A (a)	5,487	1,385,248
		15,324,624
Energy Equipment & Services 0.2%
Baker Hughes Co.	67,504	897,128
Halliburton Co.	90,352	1,088,742
National Oilwell Varco, Inc.	39,935	361,811
Schlumberger, Ltd.	142,767	2,221,454
TechnipFMC PLC	43,441	274,113
		4,843,248
Entertainment 2.0%
Activision Blizzard, Inc.	79,387	6,426,378
Electronic Arts, Inc. (a)	29,702	3,873,438
Live Nation Entertainment, Inc. (a)	14,617	787,564
Netflix, Inc. (a)	45,358	22,680,361
Take-Two Interactive Software, Inc. (a)	11,760	1,942,987
Walt Disney Co.	185,858	23,061,260
		58,771,988
Equity Real Estate Investment Trusts 2.5%
Alexandria Real Estate Equities, Inc.	12,064	1,930,240
American Tower Corp.	45,621	11,027,964
Apartment Investment & Management Co., Class A	15,311	516,287
AvalonBay Communities, Inc.	14,475	2,161,697
Boston Properties, Inc.	14,567	1,169,730
Crown Castle International Corp.	43,163	7,186,639
Digital Realty Trust, Inc.	27,666	4,060,262
Duke Realty Corp.	38,112	1,406,333
Equinix, Inc.	9,108	6,923,264
Equity Residential	35,219	1,807,791
Essex Property Trust, Inc.	6,707	1,346,699
Extra Space Storage, Inc.	13,275	1,420,292
Federal Realty Investment Trust	7,079	519,882
Healthpeak Properties, Inc.	55,367	1,503,214
Host Hotels & Resorts, Inc.	72,536	782,663
Iron Mountain, Inc.	29,637	793,975
Kimco Realty Corp.	44,483	500,879
Mid-America Apartment Communities, Inc.	11,763	1,363,920
Prologis, Inc.	75,982	7,645,309
Public Storage	15,642	3,483,786
Realty Income Corp.	35,488	2,155,896
Regency Centers Corp.	16,226	616,913
SBA Communications Corp.	11,513	3,666,660
Simon Property Group, Inc.	31,461	2,034,897
SL Green Realty Corp.	7,535	349,398
UDR, Inc.	30,348	989,648
Ventas, Inc.	38,372	1,610,089
Vornado Realty Trust	16,122	543,473
Welltower, Inc.	42,920	2,364,463
Weyerhaeuser Co.	76,755	2,189,053
		74,071,316
Food & Staples Retailing 1.5%
Costco Wholesale Corp.	45,410	16,120,550
Kroger Co.	80,010	2,713,139
Sysco Corp.	52,303	3,254,293
Walgreens Boots Alliance, Inc.	73,972	2,657,074
Walmart, Inc.	142,812	19,980,827
		44,725,883
Food Products 1.1%
Archer-Daniels-Midland Co.	57,148	2,656,811
Campbell Soup Co.	20,822	1,007,160
Conagra Brands, Inc.	50,241	1,794,106
General Mills, Inc.	62,834	3,875,601
Hershey Co.	15,161	2,173,178
Hormel Foods Corp.	28,859	1,410,916
J.M. Smucker Co.	11,732	1,355,281
Kellogg Co.	26,099	1,685,734
Kraft Heinz Co.	66,644	1,995,988
Lamb Weston Holdings, Inc.	14,946	990,471
McCormick & Co., Inc.	12,748	2,474,387
Mondelez International, Inc., Class A	146,905	8,439,692
Tyson Foods, Inc., Class A	30,264	1,800,103
		31,659,428
Gas Utilities 0.1%
Atmos Energy Corp.	12,687	1,212,750

Health Care Equipment & Supplies 3.9%
Abbott Laboratories	182,100	19,817,943
ABIOMED, Inc. (a)	4,634	1,283,896
Align Technology, Inc. (a)	7,375	2,414,280
Baxter International, Inc.	52,065	4,187,067
Becton Dickinson & Co.	29,813	6,936,889
Boston Scientific Corp. (a)	147,145	5,622,411
Cooper Cos., Inc.	5,053	1,703,467
Danaher Corp.	64,937	13,982,884
DENTSPLY SIRONA, Inc.	22,472	982,701
DexCom, Inc. (a)	9,847	4,059,229
Edwards Lifesciences Corp. (a)	63,946	5,104,170
Hologic, Inc. (a)	26,637	1,770,561
IDEXX Laboratories, Inc. (a)	8,748	3,438,926
Intuitive Surgical, Inc. (a)	12,036	8,540,024
Medtronic PLC	138,253	14,367,252
ResMed, Inc.	14,903	2,554,821
STERIS PLC	8,748	1,541,310
Stryker Corp.	33,609	7,003,107
Teleflex, Inc.	4,784	1,628,569
Varian Medical Systems, Inc. (a)	9,373	1,612,156
West Pharmaceutical Services, Inc.	7,595	2,087,866
Zimmer Biomet Holdings, Inc.	21,295	2,899,101
		113,538,630
Health Care Providers & Services 2.6%
AmerisourceBergen Corp.	15,117	1,465,140
Anthem, Inc.	25,867	6,947,618
Cardinal Health, Inc.	30,078	1,412,162
Centene Corp. (a)	59,599	3,476,410
Cigna Corp.	37,767	6,398,107
CVS Health Corp.	134,601	7,860,698
DaVita, Inc. (a)	7,646	654,880
HCA Healthcare, Inc.	27,118	3,381,072
Henry Schein, Inc. (a)	14,684	863,126
Humana, Inc.	13,607	5,631,801
Laboratory Corp. of America Holdings (a)	10,018	1,886,089
McKesson Corp.	16,681	2,484,301
Quest Diagnostics, Inc.	13,813	1,581,450
UnitedHealth Group, Inc.	97,742	30,473,023
Universal Health Services, Inc., Class B	7,992	855,304
		75,371,181
Health Care Technology 0.1%
Cerner Corp.	31,408	2,270,484

Hotels, Restaurants & Leisure 1.6%
Carnival Corp. (b)	53,265	808,563
Chipotle Mexican Grill, Inc. (a)	2,877	3,578,154
Darden Restaurants, Inc.	13,379	1,347,801
Domino's Pizza, Inc.	4,047	1,721,108
Hilton Worldwide Holdings, Inc.	28,521	2,433,412
Las Vegas Sands Corp.	33,779	1,576,128
Marriott International, Inc., Class A	27,352	2,532,248
McDonald's Corp.	76,531	16,797,789
MGM Resorts International	42,109	915,871
Norwegian Cruise Line Holdings, Ltd. (a)(b)	28,348	485,034
Royal Caribbean Cruises, Ltd.	18,325	1,186,177
Starbucks Corp.	120,232	10,330,333
Wynn Resorts, Ltd.	9,983	716,879
Yum! Brands, Inc.	30,999	2,830,209
		47,259,706
Household Durables 0.4%
D.R. Horton, Inc.	34,040	2,574,445
Garmin, Ltd.	15,342	1,455,342
Leggett & Platt, Inc.	13,617	560,612
Lennar Corp., Class A	28,245	2,307,052
Mohawk Industries, Inc. (a)	6,151	600,276
Newell Brands, Inc.	38,839	666,477
NVR, Inc. (a)	358	1,461,757
PulteGroup, Inc.	27,582	1,276,771
Whirlpool Corp.	6,407	1,178,183
		12,080,915
Household Products 1.8%
Church & Dwight Co., Inc.	25,437	2,383,701
Clorox Co.	12,981	2,728,217
Colgate-Palmolive Co.	88,183	6,803,319
Kimberly-Clark Corp.	35,076	5,179,322
Procter & Gamble Co.	256,060	35,589,779
		52,684,338
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	68,409	1,238,887

Industrial Conglomerates 1.1%
3M Co.	59,243	9,489,544
General Electric Co.	900,283	5,608,763
Honeywell International, Inc.	72,179	11,881,385
Roper Technologies, Inc.	10,770	4,255,335
		31,235,027
Insurance 1.8%
Aflac, Inc.	68,190	2,478,707
Allstate Corp.	32,122	3,023,965
American International Group, Inc.	88,599	2,439,130
Aon PLC, Class A	23,825	4,915,098
Arthur J. Gallagher & Co.	19,696	2,079,504
Assurant, Inc.	6,136	744,358
Chubb, Ltd.	46,423	5,390,639
Cincinnati Financial Corp.	15,386	1,199,646
Everest Re Group, Ltd.	4,112	812,284
Globe Life, Inc.	10,079	805,312
Hartford Financial Services Group, Inc.	36,840	1,357,922
Lincoln National Corp.	18,683	585,338
Loews Corp.	24,517	851,966
Marsh & McLennan Cos., Inc.	52,097	5,975,526
MetLife, Inc.	79,350	2,949,440
Principal Financial Group, Inc.	26,258	1,057,410
Progressive Corp.	60,208	5,699,891
Prudential Financial, Inc.	40,626	2,580,564
Travelers Cos., Inc.	26,041	2,817,376
Unum Group	20,936	352,353
W.R. Berkley Corp.	14,463	884,412
Willis Towers Watson PLC	13,253	2,767,491
		51,768,332
Interactive Media & Services 5.4%
Alphabet, Inc. (a)
Class A	30,904	45,292,902
Class C	30,196	44,376,042
Facebook, Inc., Class A (a)	247,282	64,763,156
Twitter, Inc. (a)	81,350	3,620,075
		158,052,175
Internet & Direct Marketing Retail 5.2%
Amazon.com, Inc. (a)	43,789	137,879,738
Booking Holdings, Inc. (a)	4,212	7,205,384
eBay, Inc.	68,384	3,562,807
Etsy, Inc. (a)	12,273	1,492,765
Expedia Group, Inc.	13,957	1,279,717
		151,420,411
IT Services 5.5%
Accenture PLC, Class A	65,434	14,787,430
Akamai Technologies, Inc. (a)	16,735	1,849,887
Automatic Data Processing, Inc.	44,222	6,168,527
Broadridge Financial Solutions, Inc.	11,845	1,563,540
Cognizant Technology Solutions Corp., Class A	55,769	3,871,484
DXC Technology Co.	26,144	466,670
Fidelity National Information Services, Inc.	63,727	9,381,252
Fiserv, Inc. (a)	57,165	5,890,853
FleetCor Technologies, Inc. (a)	8,645	2,058,375
Gartner, Inc. (a)	9,178	1,146,791
Global Payments, Inc.	30,778	5,465,557
International Business Machines Corp.	91,597	11,144,607
Jack Henry & Associates, Inc.	7,883	1,281,697
Leidos Holdings, Inc.	13,748	1,225,634
Mastercard, Inc., Class A	90,854	30,724,097
Paychex, Inc.	32,951	2,628,501
PayPal Holdings, Inc. (a)	120,675	23,776,595
VeriSign, Inc. (a)	10,395	2,129,416
Visa, Inc., Class A	173,406	34,675,998
Western Union Co.	42,272	905,889
		161,142,800
Leisure Products 0.0% ‡
Hasbro, Inc.	13,107	1,084,211

Life Sciences Tools & Services 1.2%
Agilent Technologies, Inc.	31,709	3,200,707
Bio-Rad Laboratories, Inc., Class A (a)	2,201	1,134,527
Illumina, Inc. (a)	15,016	4,641,145
IQVIA Holdings, Inc. (a)	19,672	3,100,897
Mettler-Toledo International, Inc. (a)	2,466	2,381,540
PerkinElmer, Inc.	11,501	1,443,491
Thermo Fisher Scientific, Inc.	40,687	17,964,124
Waters Corp. (a)	6,369	1,246,286
		35,112,717
Machinery 1.6%
Caterpillar, Inc.	55,694	8,306,760
Cummins, Inc.	15,189	3,207,309
Deere & Co.	32,230	7,143,135
Dover Corp.	14,808	1,604,299
Flowserve Corp.	13,387	365,331
Fortive Corp.	34,669	2,642,125
IDEX Corp.	7,767	1,416,778
Illinois Tool Works, Inc.	29,591	5,717,277
Ingersoll Rand, Inc. (a)	38,176	1,359,066
Otis Worldwide Corp.	41,870	2,613,525
PACCAR, Inc.	35,602	3,036,139
Parker-Hannifin Corp.	13,223	2,675,542
Pentair PLC	17,064	781,019
Snap-On, Inc.	5,602	824,222
Stanley Black & Decker, Inc.	16,423	2,663,811
Westinghouse Air Brake Technologies Corp.	18,398	1,138,468
Xylem, Inc.	18,509	1,556,977
		47,051,783
Media 1.3%
Charter Communications, Inc., Class A (a)	15,384	9,604,847
Comcast Corp., Class A	468,861	21,689,510
Discovery, Inc. (a)
Class A (b)	16,477	358,704
Class C	31,838	624,025
DISH Network Corp., Class A (a)	25,374	736,607
Fox Corp.
Class A	35,348	983,735
Class B (a)	16,111	450,625
Interpublic Group of Cos., Inc.	40,104	668,534
News Corp.
Class A	40,009	560,926
Class B	12,524	175,085
Omnicom Group, Inc.	22,099	1,093,900
ViacomCBS, Inc., Class B	57,985	1,624,160
		38,570,658
Metals & Mining 0.3%
Freeport-McMoRan, Inc.	149,362	2,336,022
Newmont Corp.	82,596	5,240,716
Nucor Corp.	31,050	1,392,903
		8,969,641
Multi-Utilities 0.9%
Ameren Corp.	25,412	2,009,581
CenterPoint Energy, Inc.	56,035	1,084,277
CMS Energy Corp.	29,444	1,808,156
Consolidated Edison, Inc.	34,403	2,676,553
Dominion Energy, Inc.	86,408	6,820,184
DTE Energy Co.	19,814	2,279,403
NiSource, Inc.	39,394	866,668
Public Service Enterprise Group, Inc.	52,018	2,856,308
Sempra Energy	29,750	3,521,210
WEC Energy Group, Inc.	32,443	3,143,727
		27,066,067
Multiline Retail 0.5%
Dollar General Corp.	25,613	5,368,997
Dollar Tree, Inc. (a)	24,407	2,229,335
Target Corp.	51,489	8,105,399
		15,703,731
Oil, Gas & Consumable Fuels 1.9%
Apache Corp.	38,822	367,644
Cabot Oil & Gas Corp.	40,994	711,656
Chevron Corp.	192,055	13,827,960
Concho Resources, Inc.	20,231	892,592
ConocoPhillips	110,314	3,622,712
Devon Energy Corp.	39,371	372,450
Diamondback Energy, Inc.	16,232	488,908
EOG Resources, Inc.	59,884	2,152,231
Exxon Mobil Corp.	434,877	14,929,327
Hess Corp.	28,116	1,150,788
HollyFrontier Corp.	15,331	302,174
Kinder Morgan, Inc.	200,214	2,468,638
Marathon Oil Corp.	81,195	332,087
Marathon Petroleum Corp.	66,924	1,963,550
Noble Energy, Inc.	49,847	426,192
Occidental Petroleum Corp.	86,099	861,851
ONEOK, Inc.	45,687	1,186,948
Phillips 66	44,914	2,328,342
Pioneer Natural Resources Co.	16,896	1,452,887
Valero Energy Corp.	41,937	1,816,711
Williams Cos., Inc.	124,815	2,452,615
		54,108,263
Personal Products 0.2%
Estee Lauder Cos., Inc., Class A	23,200	5,063,400

Pharmaceuticals 4.1%
Bristol-Myers Squibb Co.	231,820	13,976,428
Catalent, Inc. (a)	16,882	1,446,112
Eli Lilly & Co.	81,650	12,085,833
Johnson & Johnson	270,788	40,314,917
Merck & Co., Inc.	260,134	21,578,115
Mylan N.V. (a)	53,168	788,481
Perrigo Co. PLC	14,037	644,439
Pfizer, Inc.	571,530	20,975,151
Zoetis, Inc.	48,869	8,081,467
		119,890,943
Professional Services 0.3%
Equifax, Inc.	12,492	1,959,995
IHS Markit, Ltd.	38,363	3,011,879
Nielsen Holdings PLC	36,692	520,292
Robert Half International, Inc.	11,790	624,163
Verisk Analytics, Inc.	16,701	3,094,862
		9,211,191
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A (a)	34,483	1,619,667

Road & Rail 1.0%
CSX Corp.	78,686	6,111,541
J.B. Hunt Transport Services, Inc.	8,573	1,083,456
Kansas City Southern	9,704	1,754,774
Norfolk Southern Corp.	26,238	5,614,670
Old Dominion Freight Line, Inc.	9,896	1,790,384
Union Pacific Corp.	69,818	13,745,070
		30,099,895
Semiconductors & Semiconductor Equipment 5.0%
Advanced Micro Devices, Inc. (a)	120,753	9,900,538
Analog Devices, Inc.	38,009	4,437,171
Applied Materials, Inc.	93,932	5,584,257
Broadcom, Inc.	41,366	15,070,461
Intel Corp.	437,425	22,649,867
KLA Corp.	15,989	3,097,709
Lam Research Corp.	14,978	4,968,952
Maxim Integrated Products, Inc.	27,459	1,856,503
Microchip Technology, Inc.	25,965	2,668,163
Micron Technology, Inc. (a)	114,267	5,365,978
NVIDIA Corp.	63,459	34,345,280
Qorvo, Inc. (a)	11,749	1,515,739
QUALCOMM, Inc.	116,043	13,655,940
Skyworks Solutions, Inc.	17,180	2,499,690
Teradyne, Inc.	17,077	1,356,938
Texas Instruments, Inc.	94,205	13,451,532
Xilinx, Inc.	25,128	2,619,343
		145,044,061
Software 9.0%
Adobe, Inc. (a)	49,334	24,194,874
ANSYS, Inc. (a)	8,824	2,887,477
Autodesk, Inc. (a)	22,553	5,209,968
Cadence Design Systems, Inc. (a)	28,674	3,057,509
Citrix Systems, Inc.	12,705	1,749,606
Fortinet, Inc. (a)	13,815	1,627,545
Intuit, Inc.	26,927	8,783,857
Microsoft Corp.	778,339	163,708,042
NortonLifeLock, Inc.	60,786	1,266,780
Oracle Corp.	198,838	11,870,629
Paycom Software, Inc. (a)	5,037	1,568,018
salesforce.com, Inc. (a)	93,595	23,522,295
ServiceNow, Inc. (a)	19,727	9,567,595
Synopsys, Inc. (a)	15,609	3,340,014
Tyler Technologies, Inc. (a)	4,139	1,442,690
		263,796,899
Specialty Retail 2.4%
Advance Auto Parts, Inc.	7,112	1,091,692
AutoZone, Inc. (a)	2,403	2,829,869
Best Buy Co., Inc.	23,693	2,636,794
CarMax, Inc. (a)	16,773	1,541,606
Gap, Inc.	21,133	359,895
Home Depot, Inc.	110,714	30,746,385
L Brands, Inc.	24,008	763,695
Lowe's Cos., Inc.	77,727	12,891,800
O'Reilly Automotive, Inc. (a)	7,618	3,512,507
Ross Stores, Inc.	36,607	3,416,165
Tiffany & Co.	11,110	1,287,094
TJX Cos., Inc.	123,324	6,862,981
Tractor Supply Co.	11,954	1,713,486
Ulta Beauty, Inc. (a)	5,793	1,297,516
		70,951,485
Technology Hardware, Storage & Peripherals 6.8%
Apple, Inc. (c)	1,653,469	191,488,245
Hewlett Packard Enterprise Co.	132,306	1,239,707
HP, Inc.	141,264	2,682,604
NetApp, Inc.	22,833	1,000,999
Seagate Technology PLC	22,955	1,130,993
Western Digital Corp.	31,115	1,137,253
Xerox Holdings Corp.	18,403	345,424
		199,025,225
Textiles, Apparel & Luxury Goods 0.7%
Hanesbrands, Inc.	35,808	563,976
NIKE, Inc., Class B	128,036	16,073,640
PVH Corp.	7,296	435,133
Ralph Lauren Corp.	4,953	336,655
Tapestry, Inc.	28,411	444,064
Under Armour, Inc. (a)
Class A	19,391	217,761
Class C	20,001	196,810
VF Corp.	32,862	2,308,556
		20,576,595
Tobacco 0.7%
Altria Group, Inc.	191,137	7,385,534
Philip Morris International, Inc.	160,168	12,010,998
		19,396,532
Trading Companies & Distributors 0.2%
Fastenal Co.	58,998	2,660,220
United Rentals, Inc. (a)	7,414	1,293,743
W.W. Grainger, Inc.	4,628	1,651,131
		5,605,094
Water Utilities 0.1%
American Water Works Co., Inc.	18,637	2,700,129

Wireless Telecommunication Services 0.2%
T-Mobile U.S., Inc. (a)	59,835	6,842,731
Total Common Stocks(d) (Cost $1,226,898,493)		2,866,245,051

	Principal Amount
Short-Term Investments 1.8%
U.S. Government & Federal Agencies 1.7% (e)
United States Treasury Bills 1.7%
0.039%, due 10/8/20	$200,000	199,998
0.052%, due 10/8/20	1,100,000	1,099,989
0.053%, due 10/8/20	100,000	99,999
0.067%, due 10/8/20	200,000	199,997
0.074%, due 10/8/20	500,000	499,995
0.078%, due 10/8/20	17,000,000	16,999,746
0.081%, due 10/8/20	1,600,000	1,599,975
0.082%, due 10/8/20	700,000	699,989
0.085%, due 10/8/20	2,800,000	2,799,954
0.086%, due 10/8/20	2,200,000	2,199,964
0.087%, due 10/8/20	2,300,000	2,299,962
0.088%, due 10/8/20	6,900,000	6,899,883
0.09%, due 10/8/20	100,000	99,998
0.092%, due 10/29/20 (c)	15,600,000	15,598,902
Total U.S. Government & Federal Agencies (Cost $51,298,353)		51,298,351

	Shares
Unaffiliated Investment Company 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09% (f)(g)	2,081,750	2,081,750

Total Unaffiliated Investment Company (Cost $2,081,750)		2,081,750
Total Short-Term Investments (Cost $53,380,103)		53,380,101
Total Investments (Cost $1,280,278,596)	100.0%	2,919,625,152
Other Assets, Less Liabilities	(0.0)‡	(135,550)
Net Assets	100.0%	$2,919,489,602

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of September 30, 2020, the aggregate market value of securities on loan was $2,053,212; the total market value of collateral held by the Portfolio was $2,084,279. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $2,529.
(c)	Represents a security which was maintained at the broker as collateral for futures contracts.
(d)	The combined market value of common stocks and notional value of Standard & Poor's 500 Index futures contracts represents 99.9% of the Portfolio's net assets.
(e)	Interest rate shown represents yield to maturity.
(f)	Represents a security purchased with cash collateral received for securities on loan.
(g)	Current yield as of September 30, 2020.

Futures Contracts

As of September 30, 2020, the Portfolio held the following futures contracts:

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[1]
Short Contracts
Standard & Poor's 500 Index Mini	306	December 2020	$51,669,623	$51,285,600	$(384,023)

1. Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2020.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$2,866,245,051	$—	$—	$2,866,245,051
Short-Term Investments
U.S. Government & Federal Agencies	—	51,298,351	—	51,298,351
Unaffiliated Investment Company	2,081,750	—	—	2,081,750
Total Short-Term Investments	2,081,750	51,298,351	—	53,380,101
Total Investments in Securities	2,868,326,801	51,298,351	—	2,919,625,152

Liability Valuation Inputs

Other Financial Instruments Futures Contracts (b)	$(384,023)	$—	$—	$(384,023)

(a)   For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)   The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP MacKay Small Cap Core Portfolio

Portfolio of Investments September 30, 2020 (Unaudited)

	Shares	Value
Common Stocks 98.6% †
Aerospace & Defense 0.1%
Maxar Technologies, Inc.	8,000	$199,520
Vectrus, Inc. (a)	6,000	228,000
		427,520
Air Freight & Logistics 0.5%
Atlas Air Worldwide Holdings, Inc. (a)	9,900	602,910
Hub Group, Inc., Class A (a)	31,700	1,591,182
		2,194,092
Airlines 0.0% ‡
SkyWest, Inc.	2,900	86,594
Spirit Airlines, Inc. (a)	4,700	75,670
		162,264
Auto Components 0.8%
American Axle & Manufacturing Holdings, Inc. (a)	50,700	292,539
Cooper Tire & Rubber Co.	3,300	104,610
Dana, Inc.	6,500	80,080
Fox Factory Holding Corp. (a)	5,900	438,547
Goodyear Tire & Rubber Co.	12,100	92,807
LCI Industries	7,800	829,062
Modine Manufacturing Co. (a)	29,600	185,000
Standard Motor Products, Inc.	22,700	1,013,555
Workhorse Group, Inc. (a)(b)	16,400	414,592
		3,450,792
Automobiles 0.3%
Winnebago Industries, Inc.	25,700	1,327,919

Banks 6.3%
Amalgamated Bank, Class A	32,300	341,734
American National Bankshares, Inc.	1,400	29,288
Ameris Bancorp	1,600	36,448
Arrow Financial Corp.	4,429	111,124
Atlantic Capital Bancshares, Inc. (a)	23,000	261,050
Bancorp, Inc. (a)	102,400	884,736
BancorpSouth Bank	1,400	27,132
Bank of Commerce Holdings	1,100	7,667
Bank of N.T. Butterfield & Son, Ltd.	9,600	213,888
Bank of Princeton	700	12,719
Bank7 Corp.	1,200	11,280
BankUnited, Inc.	53,700	1,176,567
Boston Private Financial Holdings, Inc.	75,900	418,968
Bridge Bancorp, Inc.	44,390	773,718
Capstar Financial Holdings, Inc.	200	1,962
Cathay General Bancorp	45,600	988,608
Central Pacific Financial Corp.	40,400	548,228
Century Bancorp, Inc., Class A	5,300	348,422
CIT Group, Inc.	9,200	162,932
Civista Bancshares, Inc.	20,100	251,652
Columbia Banking System, Inc.	100	2,385
Community Bank System, Inc.	4,400	239,624
ConnectOne Bancorp, Inc.	4,100	57,687
Customers Bancorp, Inc. (a)	78,100	874,720
CVB Financial Corp.	3,800	63,194
Eagle Bancorp, Inc.	37,600	1,007,304
Esquire Financial Holdings, Inc. (a)	7,400	111,000
Evans Bancorp, Inc.	700	15,575
Farmers National Banc Corp.	28,000	305,760
Financial Institutions, Inc.	51,100	786,940
First BanCorp	196,100	1,023,642
First Bank	10,200	63,240
First Business Financial Services, Inc.	18,900	270,081
First Choice Bancorp	4,600	61,134
First Financial Bancorp	1,200	14,406
First Financial Bankshares, Inc.	14,100	393,531
First Foundation, Inc.	65,300	853,471
First Guaranty Bancshares, Inc.	1,100	13,321
First Internet Bancorp	32,900	484,617
First Merchants Corp.	16,700	386,772
First Midwest Bancorp, Inc.	2,000	21,560
First Northwest Bancorp	17,600	174,240
First of Long Island Corp.	54,800	811,588
Flushing Financial Corp.	77,700	817,404
Franklin Financial Services Corp.	600	12,828
Glacier Bancorp, Inc.	8,500	272,425
Great Southern Bancorp, Inc.	5,600	202,832
Hancock Whitney Corp.	33,100	622,611
Hanmi Financial Corp.	19,000	155,990
Home BancShares, Inc.	6,200	93,992
Hope Bancorp, Inc.	131,900	1,000,461
Horizon Bancorp, Inc.	6,300	63,567
Independent Bank Corp.	7,400	96,999
International Bancshares Corp.	1,600	41,696
Investors Bancorp, Inc.	107,100	777,546
Lakeland Bancorp, Inc.	70,100	697,495
LCNB Corp.	1,800	24,570
Macatawa Bank Corp.	1,600	10,448
MainStreet Bancshares, Inc. (a)	2,400	29,376
Mercantile Bank Corp.	3,700	66,674
Metropolitan Bank Holding Corp. (a)	27,600	772,800
Midland States Bancorp, Inc.	7,500	96,375
MidWestOne Financial Group, Inc.	8,300	148,321
MVB Financial Corp.	100	1,597
OceanFirst Financial Corp.	45,500	622,895
Old National Bancorp	4,700	59,032
Orrstown Financial Services, Inc.	11,600	148,480
PCB Bancorp	3,872	34,035
Peapack-Gladstone Financial Corp.	27,200	412,080
Preferred Bank / Los Angeles CA	20,400	655,248
QCR Holdings, Inc.	7,500	205,575
RBB Bancorp	17,100	193,914
Republic Bancorp, Inc., Class A	10,000	281,600
Sierra Bancorp	7,000	117,530
SmartFinancial, Inc.	15,600	212,004
South Plains Financial, Inc.	14,800	183,668
South State Corp.	7,500	361,125
Southern National Bancorp of Virginia, Inc.	28,100	243,908
Texas Capital Bancshares, Inc. (a)	7,600	236,588
UMB Financial Corp.	1,200	58,812
United Bankshares, Inc.	9,900	212,553
United Community Banks, Inc.	12,900	218,397
Unity Bancorp, Inc.	1,100	12,738
Valley National Bancorp	30,900	211,665
WesBanco, Inc.	53,000	1,132,080
West Bancorp., Inc.	12,800	202,752
		26,666,601
Beverages 1.0%
Boston Beer Co., Inc., Class A (a)	1,400	1,236,704
Coca-Cola Consolidated, Inc.	5,800	1,395,944
Primo Water Corp.	124,900	1,773,580
		4,406,228
Biotechnology 10.5%
Adverum Biotechnologies, Inc. (a)	38,600	397,580
Allakos, Inc. (a)(b)	8,500	692,325
Amicus Therapeutics, Inc. (a)	79,440	1,121,693
Apellis Pharmaceuticals, Inc. (a)	29,400	886,998
Arena Pharmaceuticals, Inc. (a)	20,883	1,561,840
Arrowhead Pharmaceuticals, Inc. (a)	28,900	1,244,434
Atara Biotherapeutics, Inc. (a)	40,300	522,288
Biohaven Pharmaceutical Holding Co., Ltd. (a)	22,100	1,436,721
Blueprint Medicines Corp. (a)	16,200	1,501,740
Bridgebio Pharma, Inc. (a)(b)	25,800	968,016
ChemoCentryx, Inc. (a)	15,100	827,480
Deciphera Pharmaceuticals, Inc. (a)	20,600	1,056,780
Editas Medicine, Inc. (a)	29,800	836,188
Emergent BioSolutions, Inc. (a)	12,492	1,290,798
Enanta Pharmaceuticals, Inc. (a)	9,300	425,754
Epizyme, Inc. (a)	51,700	616,781
Fate Therapeutics, Inc. (a)	24,000	959,280
FibroGen, Inc. (a)	31,019	1,275,501
Halozyme Therapeutics, Inc. (a)	43,100	1,132,668
Heron Therapeutics, Inc. (a)	62,500	926,250
Insmed, Inc. (a)	43,490	1,397,769
Intercept Pharmaceuticals, Inc. (a)	22,100	916,266
Invitae Corp. (a)(b)	38,500	1,668,975
Ironwood Pharmaceuticals, Inc. (a)	80,752	726,364
Kadmon Holdings, Inc. (a)	130,600	511,952
Kodiak Sciences, Inc. (a)	11,200	663,152
Ligand Pharmaceuticals, Inc. (a)(b)	7,127	679,346
Madrigal Pharmaceuticals, Inc. (a)	5,900	700,507
Mirati Therapeutics, Inc. (a)	11,100	1,843,155
Momenta Pharmaceuticals, Inc. (a)	32,269	1,693,477
Myriad Genetics, Inc. (a)	58,510	762,970
Natera, Inc. (a)	20,200	1,459,248
Novavax, Inc. (a)	16,000	1,733,600
OPKO Health, Inc. (a)(b)	173,600	640,584
PTC Therapeutics, Inc. (a)	21,300	995,775
REGENXBIO, Inc. (a)	31,500	866,880
Retrophin, Inc. (a)	30,800	568,568
Sangamo Therapeutics, Inc. (a)	62,200	587,790
Sorrento Therapeutics, Inc. (a)(b)	32,200	359,030
TG Therapeutics, Inc. (a)	34,500	923,220
Turning Point Therapeutics, Inc. (a)	10,800	943,488
Twist Bioscience Corp. (a)	11,700	888,849
Ultragenyx Pharmaceutical, Inc. (a)	18,344	1,507,693
Vir Biotechnology, Inc. (a)	16,900	580,177
Xencor, Inc. (a)	26,831	1,040,775
		44,340,725
Building Products 3.4%
American Woodmark Corp. (a)	16,400	1,288,056
Builders FirstSource, Inc. (a)	66,600	2,172,492
Griffon Corp.	1,600	31,264
Insteel Industries, Inc.	25,200	471,240
JELD-WEN Holding, Inc. (a)	74,500	1,683,700
Masonite International Corp. (a)	19,000	1,869,600
Patrick Industries, Inc.	24,100	1,386,232
PGT Innovations, Inc. (a)	72,600	1,271,952
Quanex Building Products Corp.	7,500	138,300
Simpson Manufacturing Co., Inc.	19,900	1,933,484
UFP Industries, Inc.	35,200	1,989,152
		14,235,472
Capital Markets 1.8%
Artisan Partners Asset Management, Inc., Class A	40,000	1,559,600
Brightsphere Investment Group, Inc.	49,600	639,840
Cowen, Inc., Class A	39,500	642,665
Donnelley Financial Solutions, Inc. (a)	66,500	888,440
Federated Hermes, Inc.	76,800	1,651,968
GAMCO Investors, Inc., Class A	2,300	26,611
Stifel Financial Corp.	22,000	1,112,320
Stonex Group, Inc. (a)	19,900	1,018,084
Waddell & Reed Financial, Inc., Class A	13,000	193,050
		7,732,578
Chemicals 1.6%
AdvanSix, Inc. (a)	62,600	806,288
Avient Corp.	67,800	1,793,988
FutureFuel Corp.	1,400	15,918
Hawkins, Inc.	400	18,440
Ingevity Corp. (a)	1,800	88,992
Koppers Holdings, Inc. (a)	36,700	767,397
Kraton Corp. (a)	5,600	99,792
Minerals Technologies, Inc.	2,000	102,200
Orion Engineered Carbons S.A.	106,900	1,337,319
Quaker Chemical Corp.	200	35,942
Stepan Co.	13,900	1,515,100
Tredegar Corp.	23,000	342,010
		6,923,386
Commercial Services & Supplies 1.5%
ACCO Brands Corp.	34,600	200,680
Brink's Co.	4,300	176,687
CECO Environmental Corp. (a)	400	2,916
Deluxe Corp.	18,700	481,151
Herman Miller, Inc.	60,800	1,833,728
HNI Corp.	39,700	1,245,786
Interface, Inc.	55,000	336,600
KAR Auction Services, Inc.	9,700	139,680
Kimball International, Inc., Class B	16,000	168,640
Matthews International Corp., Class A	5,300	118,508
McGrath RentCorp.	10,800	643,572
Pitney Bowes, Inc.	99,200	526,752
Steelcase, Inc., Class A	24,400	246,684
		6,121,384
Communications Equipment 1.0%
Calix, Inc. (a)	6,000	106,680
Cambium Networks Corp. (a)	9,600	161,952
Extreme Networks, Inc. (a)	290,000	1,165,800
Infinera Corp. (a)	13,600	83,776
Inseego Corp. (a)(b)	4,400	45,408
InterDigital, Inc.	4,700	268,182
NETGEAR, Inc. (a)	30,400	936,928
NetScout Systems, Inc. (a)	10,500	229,215
PCTEL, Inc.	18,300	103,578
Ribbon Communications, Inc. (a)	128,500	497,295
Viavi Solutions, Inc. (a)	39,900	468,027
		4,066,841
Construction & Engineering 1.4%
Comfort Systems USA, Inc.	32,600	1,679,226
EMCOR Group, Inc.	21,500	1,455,765
IES Holdings, Inc. (a)	7,200	228,744
MYR Group, Inc. (a)	10,500	390,390
Primoris Services Corp.	78,700	1,419,748
Sterling Construction Co., Inc. (a)	18,800	266,208
Tutor Perini Corp. (a)	24,700	274,911
WillScot Mobile Mini Holdings Corp. (a)	4,100	68,388
		5,783,380
Construction Materials 0.0% ‡
Forterra, Inc. (a)	12,800	151,296

Consumer Finance 0.8%
Curo Group Holdings Corp.	67,700	477,285
Enova International, Inc. (a)	73,200	1,199,748
Green Dot Corp., Class A (a)	35,300	1,786,533
		3,463,566
Distributors 0.0% ‡
Core-Mark Holding Co., Inc.	4,000	115,720
Weyco Group, Inc.	2,000	32,340
		148,060
Diversified Consumer Services 0.5%
American Public Education, Inc. (a)	28,000	789,320
Carriage Services, Inc.	15,200	339,112
K12, Inc. (a)	11,800	310,812
Perdoceo Education Corp. (a)	41,100	503,064
Strategic Education, Inc.	1,000	91,470
Universal Technical Institute, Inc. (a)	10,500	53,340
		2,087,118
Diversified Financial Services 0.1%
A-Mark Precious Metals, Inc.	4,700	158,484
Alerus Financial Corp.	1,900	37,240
Marlin Business Services Corp.	2,300	16,215
SWK Holdings Corp. (a)	2,359	33,026
		244,965
Diversified Telecommunication Services 0.4%
Alaska Communications Systems Group, Inc.	80,100	160,200
ATN International, Inc.	1,100	55,154
Bandwidth, Inc., Class A (a)	2,900	506,253
Consolidated Communications Holdings, Inc. (a)	60,700	345,383
IDT Corp., Class B (a)	79,800	525,084
Liberty Latin America, Ltd., Class C (a)	6,700	54,538
		1,646,612
Electrical Equipment 2.2%
Allied Motion Technologies, Inc.	6,200	255,936
Atkore International Group, Inc. (a)	59,800	1,359,254
AZZ, Inc.	34,800	1,187,376
Encore Wire Corp.	30,400	1,411,168
Generac Holdings, Inc. (a)	4,300	832,652
LSI Industries, Inc.	50,700	342,225
Orion Energy Systems, Inc. (a)	100	757
Plug Power, Inc. (a)	61,700	827,397
Powell Industries, Inc.	41,600	1,003,808
Preformed Line Products Co.	2,800	136,416
Sunrun, Inc. (a)	25,700	1,980,699
		9,337,688
Electronic Equipment, Instruments & Components 2.1%
Bel Fuse, Inc., Class B	300	3,204
Benchmark Electronics, Inc.	28,000	564,200
II-VI, Inc. (a)	19,100	774,696
Insight Enterprises, Inc. (a)	1,100	62,238
Kimball Electronics, Inc. (a)	81,700	944,452
Luna Innovations, Inc. (a)	4,500	26,910
MTS Systems Corp.	50,800	970,788
Plexus Corp. (a)	10,300	727,489
Sanmina Corp. (a)	61,674	1,668,282
ScanSource, Inc. (a)	29,000	575,070
Vishay Intertechnology, Inc.	96,900	1,508,733
Vishay Precision Group, Inc. (a)	33,100	838,092
		8,664,154
Energy Equipment & Services 0.5%
Bristow Group, Inc. (a)	24,200	514,250
Exterran Corp. (a)	17,600	73,216
Matrix Service Co. (a)	42,200	352,370
NexTier Oilfield Solutions, Inc. (a)	114,500	211,825
ProPetro Holding Corp. (a)	257,000	1,043,420
		2,195,081
Entertainment 0.1%
Cinemark Holdings, Inc.	3,100	31,000
Glu Mobile, Inc. (a)	28,200	216,435
		247,435
Equity Real Estate Investment Trusts 4.8%
Agree Realty Corp.	10,800	687,312
Alexander's, Inc.	300	73,566
Alpine Income Property Trust, Inc.	16,200	251,910
American Assets Trust, Inc.	800	19,272
CareTrust REIT, Inc.	54,200	964,489
Columbia Property Trust, Inc.	10,000	109,100
DiamondRock Hospitality Co.	7,700	39,039
EastGroup Properties, Inc.	6,700	866,511
First Industrial Realty Trust, Inc.	15,200	604,960
Four Corners Property Trust, Inc.	26,700	683,253
Front Yard Residential Corp.	13,000	113,620
GEO Group, Inc.	83,827	950,598
Getty Realty Corp.	24,500	637,245
Gladstone Land Corp.	6,900	103,638
Healthcare Realty Trust, Inc.	8,100	243,972
Industrial Logistics Properties Trust	43,100	942,597
Innovative Industrial Properties, Inc.	6,100	757,071
Lexington Realty Trust	115,700	1,209,065
LTC Properties, Inc.	5,000	174,300
Monmouth Real Estate Investment Corp.	63,800	883,630
National Health Investors, Inc.	19,700	1,187,319
National Storage Affiliates Trust	19,300	631,303
Pebblebrook Hotel Trust	8,100	101,493
Physicians Realty Trust	34,000	608,940
Piedmont Office Realty Trust, Inc., Class A	47,200	640,504
Plymouth Industrial REIT, Inc.	7,000	86,380
PotlatchDeltic Corp.	29,200	1,229,320
PS Business Parks, Inc.	9,400	1,150,466
QTS Realty Trust, Inc., Class A	13,600	857,072
Retail Properties of America, Inc., Class A	8,500	49,385
RLJ Lodging Trust	3,800	32,908
Ryman Hospitality Properties, Inc.	3,700	136,160
Sabra Health Care REIT, Inc.	68,400	942,894
Service Properties Trust	6,600	52,470
SITE Centers Corp.	1,900	13,680
STAG Industrial, Inc.	13,500	411,615
Terreno Realty Corp.	9,100	498,316
Uniti Group, Inc.	107,400	1,131,459
Universal Health Realty Income Trust	2,600	148,174
Urban Edge Properties	15,000	145,800
		20,370,806
Food & Staples Retailing 1.3%
Andersons, Inc.	19,800	379,566
BJ's Wholesale Club Holdings, Inc. (a)	60,200	2,501,310
Ingles Markets, Inc., Class A	200	7,608
Performance Food Group Co. (a)	21,000	727,020
PriceSmart, Inc.	2,500	166,125
SpartanNash Co.	46,800	765,180
United Natural Foods, Inc. (a)	45,400	675,098
Village Super Market, Inc., Class A	3,700	91,057
		5,312,964
Food Products 0.4%
Fresh Del Monte Produce, Inc.	29,600	678,432
Freshpet, Inc. (a)	3,500	390,775
Seneca Foods Corp., Class A (a)	18,800	671,724
Simply Good Foods Co. (a)	600	13,230
		1,754,161
Gas Utilities 0.4%
Southwest Gas Holdings, Inc.	14,300	902,330
Spire, Inc.	11,300	601,160
		1,503,490
Health Care Equipment & Supplies 3.2%
Antares Pharma, Inc. (a)	106,300	287,010
AtriCure, Inc. (a)	1,900	75,810
Cantel Medical Corp.	800	35,152
CONMED Corp.	18,300	1,439,661
CryoPort, Inc. (a)(b)	600	28,440
FONAR Corp. (a)	3,900	81,432
GenMark Diagnostics, Inc. (a)	76,100	1,080,620
Glaukos Corp. (a)(b)	800	39,616
Integer Holdings Corp. (a)	2,500	147,525
iRhythm Technologies, Inc. (a)	4,700	1,119,117
Lantheus Holdings, Inc. (a)	105,300	1,334,151
LivaNova PLC (a)	1,300	58,773
Meridian Bioscience, Inc. (a)	59,400	1,008,612
Merit Medical Systems, Inc. (a)	29,400	1,278,900
Natus Medical, Inc. (a)	21,300	364,869
Nevro Corp. (a)	3,800	529,340
NuVasive, Inc. (a)	33,000	1,602,810
OraSure Technologies, Inc. (a)	105,300	1,281,501
Orthofix Medical, Inc. (a)	13,600	423,504
Repro-Med Systems, Inc. (a)	86,700	625,974
Shockwave Medical, Inc. (a)	300	22,740
Silk Road Medical, Inc. (a)	500	33,605
Surmodics, Inc. (a)	2,100	81,711
Vapotherm, Inc. (a)	6,300	182,700
Zynex, Inc. (a)(b)	19,900	347,255
		13,510,828
Health Care Providers & Services 4.3%
Amedisys, Inc. (a)	5,300	1,253,079
AMN Healthcare Services, Inc. (a)	6,100	356,606
Corvel Corp. (a)	11,100	948,273
Covetrus, Inc. (a)	81,100	1,978,840
Ensign Group, Inc.	19,000	1,084,140
HealthEquity, Inc. (a)	8,800	452,056
InfuSystem Holdings, Inc. (a)	19,800	253,836
LHC Group, Inc. (a)	6,700	1,424,152
Magellan Health, Inc. (a)	5,300	401,634
MEDNAX, Inc. (a)	5,600	91,168
National Healthcare Corp.	18,000	1,121,580
Option Care Health, Inc. (a)	118,700	1,587,019
Owens & Minor, Inc.	95,100	2,387,961
Providence Service Corp. (a)	6,200	576,042
R1 RCM, Inc. (a)	43,000	737,450
Select Medical Holdings Corp. (a)	84,800	1,765,536
Tenet Healthcare Corp. (a)	34,900	855,399
Tivity Health, Inc. (a)	39,400	552,388
Triple-S Management Corp., Class B (a)	9,200	164,404
Viemed Healthcare, Inc. (a)	18,200	157,248
		18,148,811
Health Care Technology 1.0%
Computer Programs & Systems, Inc.	10,600	292,666
HealthStream, Inc. (a)	34,800	698,436
HMS Holdings Corp. (a)	37,200	890,940
Inovalon Holdings, Inc., Class A (a)	34,000	899,300
Inspire Medical Systems, Inc. (a)	3,300	425,865
NextGen Healthcare, Inc. (a)	43,800	558,012
Omnicell, Inc. (a)	4,900	365,834
Phreesia, Inc. (a)	2,900	93,177
Tabula Rasa Healthcare, Inc. (a)(b)	1,300	53,001
		4,277,231
Hotels, Restaurants & Leisure 2.6%
Bluegreen Vacations Corp.	11,600	56,840
Bluegreen Vacations Holding Corp.	5,320	71,235
Brinker International, Inc.	23,900	1,021,008
Caesars Entertainment, Inc. (a)	14,200	796,052
Churchill Downs, Inc.	3,400	556,988
Cracker Barrel Old Country Store, Inc.	400	45,864
Del Taco Restaurants, Inc. (a)	81,400	667,480
Hilton Grand Vacations, Inc. (a)	3,000	62,940
Jack in the Box, Inc.	6,200	491,722
Monarch Casino & Resort, Inc. (a)	500	22,300
Papa John's International, Inc.	11,400	937,992
Penn National Gaming, Inc. (a)	36,200	2,631,740
RCI Hospitality Holdings, Inc.	41,800	852,720
Red Rock Resorts, Inc., Class A	13,400	229,140
Scientific Games Corp., Class A (a)	1,100	38,401
Texas Roadhouse, Inc.	10,300	626,137
Twin River Worldwide Holdings, Inc.	57,000	1,497,390
Wingstop, Inc.	3,800	519,270
		11,125,219
Household Durables 3.9%
Beazer Homes USA, Inc. (a)	77,400	1,021,680
Cavco Industries, Inc. (a)	7,300	1,316,263
Century Communities, Inc. (a)	38,800	1,642,404
Green Brick Partners, Inc. (a)	46,400	747,040
Hamilton Beach Brands Holding Co., Class A	5,000	97,250
Hooker Furniture Corp.	4,600	118,818
KB Home	8,000	307,120
La-Z-Boy, Inc.	49,100	1,553,033
M/I Homes, Inc. (a)	31,700	1,459,785
MDC Holdings, Inc.	37,900	1,785,090
Meritage Homes Corp. (a)	20,600	2,274,034
Taylor Morrison Home Corp. (a)	19,700	484,423
TopBuild Corp. (a)	10,000	1,706,900
TRI Pointe Group, Inc. (a)	73,800	1,338,732
Tupperware Brands Corp.	18,800	379,008
VOXX International Corp. (a)	23,900	183,791
		16,415,371
Household Products 0.4%
Central Garden & Pet Co., Class A (a)	43,800	1,582,932
Oil-Dri Corp. of America	3,000	107,310
		1,690,242
Independent Power & Renewable Electricity Producers 0.7%
Atlantic Power Corp. (a)(b)	24,100	47,236
Clearway Energy, Inc.
Class A	62,900	1,553,630
Class C	29,500	795,320
Sunnova Energy International, Inc. (a)	21,900	665,979
		3,062,165
Insurance 1.6%
American Equity Investment Life Holding Co.	36,100	793,839
AMERISAFE, Inc.	7,900	453,144
Argo Group International Holdings, Ltd.	500	17,215
CNO Financial Group, Inc.	34,900	559,796
Crawford & Co., Class A	5,507	36,016
Donegal Group, Inc., Class A	4,800	67,536
eHealth, Inc. (a)	2,600	205,400
Employers Holdings, Inc.	28,500	862,125
FedNat Holding Co.	21,700	137,144
Global Indemnity Group LLC, Class A	2,500	51,975
Heritage Insurance Holdings, Inc.	10,800	109,296
Kinsale Capital Group, Inc.	900	171,162
National Western Life Group, Inc., Class A	1,200	219,324
Palomar Holdings, Inc. (a)	200	20,848
ProSight Global, Inc. (a)	7,300	82,782
Safety Insurance Group, Inc.	2,900	200,361
Stewart Information Services Corp.	34,100	1,491,193
Trupanion, Inc. (a)	6,700	528,630
Universal Insurance Holdings, Inc.	38,700	535,608
		6,543,394
Interactive Media & Services 0.7%
Cargurus, Inc. (a)	22,100	478,023
Cars.com, Inc. (a)	108,400	875,872
DHI Group, Inc. (a)	89,900	203,174
Eventbrite, Inc., Class A (a)(b)	3,700	40,145
Yelp, Inc. (a)	60,100	1,207,409
		2,804,623
Internet & Direct Marketing Retail 1.5%
1-800-Flowers.com, Inc., Class A (a)	52,900	1,319,326
CarParts.com, Inc. (a)(b)	36,600	395,646
Overstock.com, Inc. (a)	10,300	748,295
PetMed Express, Inc. (b)	26,800	847,416
Shutterstock, Inc.	18,600	967,944
Stamps.com, Inc. (a)	9,100	2,192,645
		6,471,272
IT Services 1.8%
Brightcove, Inc. (a)	25,600	262,144
Conduent, Inc. (a)	400,500	1,273,590
CSG Systems International, Inc.	4,000	163,800
Endurance International Group Holdings, Inc. (a)	237,800	1,364,972
EVERTEC, Inc.	2,600	90,246
Limelight Networks, Inc. (a)	123,600	711,936
ManTech International Corp., Class A	7,800	537,264
Perspecta, Inc.	75,500	1,468,475
PFSweb, Inc. (a)	6,200	41,478
Sykes Enterprises, Inc. (a)	41,300	1,412,873
TTEC Holdings, Inc.	5,100	278,205
		7,604,983
Leisure Products 0.9%
Escalade, Inc.	14,600	267,034
Johnson Outdoors, Inc., Class A	6,000	491,340
Malibu Boats, Inc., Class A (a)	24,600	1,219,176
MasterCraft Boat Holdings, Inc. (a)	45,900	802,791
Nautilus, Inc. (a)	45,600	782,496
YETI Holdings, Inc. (a)	2,600	117,832
		3,680,669
Life Sciences Tools & Services 0.9%
Harvard Bioscience, Inc. (a)	600	1,806
Luminex Corp.	32,200	845,250
Medpace Holdings, Inc. (a)	16,700	1,866,225
NanoString Technologies, Inc. (a)	500	22,350
NeoGenomics, Inc. (a)	3,100	114,359
Pacific Biosciences of California, Inc. (a)	12,000	118,440
Syneos Health, Inc. (a)	15,700	834,612
		3,803,042
Machinery 3.1%
Altra Industrial Motion Corp.	2,200	81,334
Blue Bird Corp. (a)	21,000	255,360
Columbus McKinnon Corp.	2,400	79,440
EnPro Industries, Inc.	7,200	406,152
Evoqua Water Technologies Corp. (a)	81,200	1,723,064
Franklin Electric Co., Inc.	31,700	1,864,911
Hyster-Yale Materials Handling, Inc.	3,400	126,310
L.B. Foster Co., Class A (a)	29,600	397,232
Luxfer Holdings PLC	1,000	12,550
Lydall, Inc. (a)	28,700	474,698
Meritor, Inc. (a)	14,400	301,536
Miller Industries, Inc.	5,100	155,907
Mueller Industries, Inc.	56,300	1,523,478
Mueller Water Products, Inc., Class A	113,900	1,183,421
Navistar International Corp. (a)	45,400	1,976,716
Rexnord Corp.	5,700	170,088
SPX Corp. (a)	39,800	1,845,924
Tennant Co.	2,618	158,022
Watts Water Technologies, Inc., Class A	4,500	450,675
		13,186,818
Marine 0.1%
Costamare, Inc.	14,200	86,194
Matson, Inc.	4,100	164,369
		250,563
Media 0.3%
Cardlytics, Inc. (a)(b)	200	14,114
Entravision Communications Corp., Class A	194,500	295,640
Fluent, Inc. (a)	62,400	154,752
TEGNA, Inc.	1,500	17,625
Tribune Publishing Co.	5,200	60,632
WideOpenWest, Inc. (a)	110,000	570,900
		1,113,663
Metals & Mining 1.2%
Alcoa Corp. (a)	6,900	80,247
Allegheny Technologies, Inc. (a)	1,800	15,696
Arconic Corp. (a)	14,900	283,845
Caledonia Mining Corp. PLC	45,200	767,948
Coeur Mining, Inc. (a)	5,200	38,376
Commercial Metals Co.	5,100	101,898
Gold Resource Corp.	54,092	184,454
Hecla Mining Co.	115,800	588,264
Kaiser Aluminum Corp.	24,900	1,334,391
Materion Corp.	3,000	156,090
Novagold Resources, Inc. (a)	4,100	48,749
Ryerson Holding Corp. (a)	53,100	304,263
Schnitzer Steel Industries, Inc., Class A	63,400	1,219,182
		5,123,403
Mortgage Real Estate Investment Trusts 0.8%
Apollo Commercial Real Estate Finance, Inc.	6,800	61,268
Ares Commercial Real Estate Corp.	70,400	643,456
Capstead Mortgage Corp.	99,700	560,314
Cherry Hill Mortgage Investment Corp.	126,900	1,139,562
Chimera Investment Corp.	76,200	624,840
MFA Financial, Inc.	16,200	43,416
Two Harbors Investment Corp.	13,400	68,206
		3,141,062
Multiline Retail 0.4%
Big Lots, Inc.	35,600	1,587,760
Macy's, Inc. (b)	27,000	153,900
		1,741,660
Oil, Gas & Consumable Fuels 1.5%
Arch Resources, Inc.	2,700	114,696
Ardmore Shipping Corp.	98,700	351,372
Berry Corp.	66,400	210,488
Bonanza Creek Energy, Inc. (a)	69,900	1,314,120
DHT Holdings, Inc.	28,500	147,060
Diamond S Shipping, Inc. (a)	71,400	490,518
Dorian LPG, Ltd. (a)	54,800	438,948
International Seaways, Inc.	900	13,149
PDC Energy, Inc. (a)	4,000	49,580
Renewable Energy Group, Inc. (a)	31,600	1,688,072
REX American Resources Corp. (a)	400	26,244
World Fuel Services Corp.	65,500	1,387,945
		6,232,192
Paper & Forest Products 0.3%
Boise Cascade Co.	33,700	1,345,304

Personal Products 0.7%
LifeVantage Corp. (a)	34,000	410,380
Medifast, Inc.	9,800	1,611,610
Nature's Sunshine Products, Inc. (a)	9,000	104,130
USANA Health Sciences, Inc. (a)	9,100	670,215
		2,796,335
Pharmaceuticals 2.7%
Amneal Pharmaceuticals, Inc. (a)	112,100	434,948
Amphastar Pharmaceuticals, Inc. (a)	56,400	1,057,500
ANI Pharmaceuticals, Inc. (a)	1,500	42,315
Avenue Therapeutics, Inc. (a)	1,400	15,162
Axsome Therapeutics, Inc. (a)	100	7,125
BioDelivery Sciences International, Inc. (a)	263,300	982,109
Corcept Therapeutics, Inc. (a)	90,700	1,578,633
Durect Corp. (a)	29,200	49,932
Endo International PLC (a)	49,500	163,350
Harrow Health, Inc. (a)	45,000	251,550
Innoviva, Inc. (a)	91,800	959,310
Intersect ENT, Inc. (a)	22,600	368,606
Intra-Cellular Therapies, Inc. (a)	1,900	48,754
MyoKardia, Inc. (a)	9,200	1,254,236
Pacira BioSciences, Inc. (a)	30,000	1,803,600
Phibro Animal Health Corp., Class A	18,700	325,380
Prestige Consumer Healthcare, Inc. (a)	41,100	1,496,862
Strongbridge Biopharma PLC (a)	56,000	117,600
Supernus Pharmaceuticals, Inc. (a)	19,400	404,296
Zogenix, Inc. (a)	2,200	39,446
		11,400,714
Professional Services 1.0%
CRA International, Inc.	500	18,735
Heidrick & Struggles International, Inc.	1,500	29,475
Insperity, Inc.	19,500	1,277,055
Kelly Services, Inc., Class A	11,800	201,072
Kforce, Inc.	41,000	1,318,970
Mastech Digital, Inc. (a)	12,600	226,926
TriNet Group, Inc. (a)	9,800	581,336
TrueBlue, Inc. (a)	35,700	552,993
		4,206,562
Real Estate 0.3%
eXp World Holdings, Inc. (a)	2,100	84,714
Redfin Corp. (a)	21,400	1,068,502
		1,153,216
Real Estate Management & Development 0.4%
Newmark Group, Inc., Class A	71,000	306,720
Realogy Holdings Corp.	83,600	789,184
RMR Group, Inc., Class A	18,800	516,436
		1,612,340
Road & Rail 0.9%
ArcBest Corp.	44,700	1,388,382
Covenant Logistics Group, Inc. (a)	21,300	372,537
Marten Transport, Ltd.	13,400	218,688
U.S. Xpress Enterprises, Inc., Class A (a)	11,600	95,816
Universal Logistics Holdings, Inc.	800	16,688
Werner Enterprises, Inc.	41,800	1,755,182
		3,847,293
Semiconductors & Semiconductor Equipment 3.5%
Advanced Energy Industries, Inc. (a)	27,068	1,703,660
Alpha & Omega Semiconductor, Ltd. (a)	42,900	549,978
Amkor Technology, Inc. (a)	128,200	1,435,840
Axcelis Technologies, Inc. (a)	49,700	1,093,400
CEVA, Inc. (a)	1,400	55,118
CyberOptics Corp. (a)	11,100	353,424
Diodes, Inc. (a)	23,700	1,337,865
FormFactor, Inc. (a)	67,900	1,692,747
Ichor Holdings, Ltd. (a)	52,800	1,138,896
Lattice Semiconductor Corp. (a)	25,600	741,376
MACOM Technology Solutions Holdings, Inc. (a)	6,400	217,664
MaxLinear, Inc. (a)	41,300	959,812
NeoPhotonics Corp. (a)	13,100	79,779
Photronics, Inc. (a)	129,300	1,287,828
Rambus, Inc. (a)	17,100	234,099
Smart Global Holdings, Inc. (a)	20,600	563,204
Ultra Clean Holdings, Inc. (a)	59,600	1,279,016
		14,723,706
Software 6.5%
A10 Networks, Inc. (a)	134,300	855,491
Alarm.com Holdings, Inc. (a)	3,500	193,375
American Software, Inc., Class A	32,600	457,704
AppFolio, Inc., Class A (a)	3,900	553,059
Appian Corp. (a)(b)	5,400	349,650
Avaya Holdings Corp. (a)	103,900	1,579,280
Blackbaud, Inc.	9,200	513,636
Blackline, Inc. (a)	9,700	869,411
Bottomline Technologies, Inc. (a)	800	33,728
Box, Inc., Class A (a)	99,700	1,730,792
Cerence, Inc. (a)	5,500	268,785
ChannelAdvisor Corp. (a)	80,100	1,159,047
Cloudera, Inc. (a)	34,700	377,883
CommVault Systems, Inc. (a)	39,800	1,623,840
Cornerstone OnDemand, Inc. (a)	10,000	363,600
Digital Turbine, Inc. (a)	4,200	137,508
Envestnet, Inc. (a)	9,200	709,872
j2 Global, Inc. (a)	1,800	124,596
LivePerson, Inc. (a)	3,300	171,567
MicroStrategy, Inc., Class A (a)	7,400	1,114,144
Mimecast, Ltd. (a)	28,300	1,327,836
Mitek Systems, Inc. (a)	110,000	1,401,400
Progress Software Corp.	44,400	1,628,592
PROS Holdings, Inc. (a)	800	25,552
Q2 Holdings, Inc. (a)	9,700	885,222
Rapid7, Inc. (a)	2,200	134,728
Rimini Street, Inc. (a)	81,900	263,718
Sailpoint Technologies Holding, Inc. (a)	13,900	550,023
Sapiens International Corp. N.V.	30,800	941,864
SPS Commerce, Inc. (a)	24,200	1,884,454
SVMK, Inc. (a)	53,900	1,191,729
Tenable Holdings, Inc. (a)	2,500	94,375
Varonis Systems, Inc. (a)	2,200	253,924
Verint Systems, Inc. (a)	31,000	1,493,580
Workiva, Inc. (a)	5,900	328,984
Xperi Holding Corp.	56,600	650,334
Zix Corp. (a)	214,900	1,255,016
Zuora, Inc., Class A (a)	10,400	107,536
		27,605,835
Specialty Retail 3.8%
Aaron's, Inc.	31,100	1,761,815
America's Car-Mart, Inc. (a)	6,600	560,208
Asbury Automotive Group, Inc. (a)	7,000	682,150
Citi Trends, Inc.	27,200	679,456
Envela Corp. (a)	1,000	4,290
Haverty Furniture Cos., Inc.	6,800	142,392
Hibbett Sports, Inc. (a)	1,500	58,830
Lithia Motors, Inc., Class A	5,300	1,208,082
Lumber Liquidators Holdings, Inc. (a)	4,100	90,405
MarineMax, Inc. (a)	46,000	1,180,820
Michaels Cos., Inc. (a)(b)	31,400	303,167
Murphy USA, Inc. (a)	13,600	1,744,472
ODP Corp.	68,290	1,328,240
Rent-A-Center, Inc.	52,800	1,578,192
RH (a)	3,600	1,377,432
Sleep Number Corp. (a)	32,700	1,599,357
Sportsman's Warehouse Holdings, Inc. (a)	93,800	1,342,278
Winmark Corp.	1,100	189,398
Zumiez, Inc. (a)	5,400	150,228
		15,981,212
Textiles, Apparel & Luxury Goods 0.6%
Deckers Outdoor Corp. (a)	6,000	1,320,060
Rocky Brands, Inc.	40,800	1,013,064
Steven Madden, Ltd.	5,200	101,400
Superior Group of Cos., Inc.	2,500	58,075
		2,492,599
Thrifts & Mortgage Finance 1.2%
Bridgewater Bancshares, Inc. (a)	35,700	338,793
Flagstar Bancorp, Inc.	49,900	1,478,537
FS Bancorp, Inc.	11,300	463,300
HomeStreet, Inc.	4,900	126,224
Luther Burbank Corp.	8,100	67,635
Merchants Bancorp	42,900	845,559
Meridian Bancorp, Inc.	76,700	793,845
Mr. Cooper Group, Inc. (a)	700	15,624
NMI Holdings, Inc., Class A (a)	2,000	35,600
OP Bancorp.	36,200	207,064
PennyMac Financial Services, Inc.	5,600	325,472
Provident Financial Services, Inc.	6,000	73,200
Radian Group, Inc.	17,700	258,597
Riverview Bancorp, Inc.	16,900	70,135
Sterling Bancorp, Inc.	4,500	13,545
Waterstone Financial, Inc.	600	9,294
		5,122,424
Tobacco 0.1%
Universal Corp.	5,800	242,904

Trading Companies & Distributors 1.0%
GMS, Inc. (a)	60,800	1,465,280
Rush Enterprises, Inc.
Class A	31,400	1,586,956
Class B	3,500	155,050
Systemax, Inc.	2,700	64,638
Triton International, Ltd.	27,700	1,126,559
		4,398,483
Water Utilities 0.9%
American States Water Co.	9,000	674,550
Artesian Resources Corp., Class A	8,400	289,548
California Water Service Group	12,416	539,475
Consolidated Water Co., Ltd.	95,300	992,073
Middlesex Water Co.	1,200	74,580
Pure Cycle Corp. (a)	24,200	218,042
SJW Corp.	11,200	681,632
York Water Co.	8,400	355,068
		3,824,968
Wireless Telecommunication Services 0.0% ‡
Shenandoah Telecommunications Co.	2,400	106,644
Spok Holdings, Inc.	2,900	27,579
		134,223
Total Common Stocks
(Cost $400,245,174)		415,781,907

Exchange-Traded Fund 1.5%
iShares Russell 2000 ETF (b)	42,688	6,394,235

Total Exchange-Traded Fund
(Cost $6,563,067)		6,394,235

Short-Term Investments 0.9%
Affiliated Investment Company 0.2%
MainStay U.S. Government Liquidity Fund, 0.02% (c)	872,324	872,324

Unaffiliated Investment Company 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09% (c)(d)	2,935,733	2,935,733
Total Short-Term Investments
(Cost $3,808,057)		3,808,057
Total Investments
(Cost $410,616,298)	101.0%	425,984,199
Other Assets, Less Liabilities	(1.0)	(4,071,870)
Net Assets	100.0%	$421,912,329

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of September 30, 2020, the aggregate market value of securities on loan was $11,604,304; the total market value of collateral held by the Portfolio was $11,928,687. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $8,992,954.
(c)	Current yield as of September 30, 2020.
(d)	Represents a security purchased with cash collateral received for securities on loan.

The following abbreviations are used in the preceding pages:

ETF	—Exchange-Traded Fund
REIT	—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$415,781,907	$—	$—	$415,781,907
Exchange-Traded Fund	6,394,235	—	—	6,394,235
Short-Term Investments
Affiliated Investment Company	872,324	—	—	872,324
Unaffiliated Investment Company	2,935,733	—	—	2,935,733
Total Short-Term Investments	3,808,057	—	—	3,808,057
Total Investments in Securities	$425,984,199	$—	$—	$425,984,199

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP MacKay Unconstrained Bond Portfolio

Portfolio of Investments September 30, 2020 (Unaudited)

	Principal Amount		Value
Long-Term Bonds 96.7% †
Asset-Backed Securities 6.3%
Auto Floor Plan Asset-Backed Securities 1.4%
Ford Credit Floorplan Master Owner Trust
Series 2019-4, Class A 2.44%, due 9/15/26		$2,240,000	$2,379,687
Series 2017-3, Class A 2.48%, due 9/15/24		1,170,000	1,215,130
Series 2018-4, Class A 4.06%, due 11/15/30		5,250,000	5,985,424
GMF Floorplan Owner Revolving Trust (a)
Series 2020-1, Class B 1.03%, due 8/15/25		2,347,000	2,346,596
Series 2020-1, Class C 1.48%, due 8/15/25		2,040,000	2,039,832
			13,966,669
Automobile Asset-Backed Securities 1.2%
American Credit Acceptance Receivables Trust Series 2020-2, Class C 3.88%, due 4/13/26 (a)		2,530,000	2,664,185
Avis Budget Rental Car Funding AESOP LLC (a)
Series 2020-2A, Class A 2.02%, due 2/20/27		1,815,000	1,831,098
Series 2020-1A, Class A 2.33%, due 8/20/26		1,505,000	1,550,016
Series 2017-2A, Class A 2.97%, due 3/20/24		1,420,000	1,465,468
Series 2018-2A, Class A 4.00%, due 3/20/25		1,200,000	1,283,622
Ford Credit Auto Owner Trust Series 2020-1, Class A 2.04%, due 8/15/31 (a)		940,000	984,964
Santander Revolving Auto Loan Trust Series 2019-A, Class A 2.51%, due 1/26/32 (a)		1,350,000	1,430,089
			11,209,442
Credit Cards 0.1%
Capital One Multi-Asset Execution Trust Series 2019-A3, Class A3 2.06%, due 8/15/28		1,415,000	1,520,817

Home Equity 0.1%
Bayview Financial Acquisition Trust Series 2006-D, Class 2A4 0.425% (1 Month LIBOR + 0.28%), due 12/28/36 (b)		471,653	469,703
First NLC Trust Series 2007-1, Class A1 0.218% (1 Month LIBOR + 0.07%), due 8/25/37 (a)(b)		66,716	40,920
MASTR Asset-Backed Securities Trust Series 2006-HE4, Class A1 0.198% (1 Month LIBOR + 0.05%), due 11/25/36 (b)		18,007	8,296
Morgan Stanley ABS Capital I Trust Series 2007-HE4, Class A2A 0.258% (1 Month LIBOR + 0.11%), due 2/25/37 (b)		18,575	7,801
			526,720
Other Asset-Backed Securities 3.2%
Carrington Mortgage Loan Trust Series 2007-HE1, Class A3 0.338% (1 Month LIBOR + 0.19%), due 6/25/37 (b)		4,400,000	4,186,754
CF Hippolyta LLC (a)
Series 2020-1, Class A1 1.69%, due 7/15/60		1,980,000	2,002,376
Series 2020-1, Class A2 1.99%, due 7/15/60		1,212,976	1,237,027
DB Master Finance LLC (a)
Series 2017-1A, Class A2I 3.629%, due 11/20/47		1,837,875	1,892,699
Series 2019-1A, Class A23 4.352%, due 5/20/49		1,930,500	2,100,674
Domino's Pizza Master Issuer LLC Series 2015-1A, Class A2II 4.474%, due 10/25/45 (a)		1,972,800	2,093,614
Hilton Grand Vacations Trust (a)
Series 2019-AA, Class A 2.34%, due 7/25/33		1,977,995	2,024,163
Series 2020-AA, Class A 2.74%, due 2/25/39		1,730,875	1,789,155
Series 2020-AA, Class B 4.22%, due 2/25/39		910,987	961,721
JPMorgan Mortgage Acquisition Trust Series 2007-HE1, Class AF1 0.248% (1 Month LIBOR + 0.10%), due 3/25/47 (b)		23,081	14,613
MVW LLC Series 2019-2A, Class A 2.22%, due 10/20/38 (a)		2,556,940	2,610,748
PFS Financing Corp. (a)
Series 2020-B, Class B 1.71%, due 6/15/24		910,000	917,902
Series 2020-A, Class B 1.77%, due 6/15/25		1,880,000	1,887,285
Sierra Timeshare Receivables Funding LLC (a)
Series 2019-3A, Class A 2.34%, due 8/20/36		1,178,609	1,205,687
Series 2019-1A, Class A 3.20%, due 1/20/36		2,649,746	2,741,393
Series 2020-2A, Class C 3.51%, due 7/20/37		1,140,923	1,153,859
Wendy's Funding LLC Series 2019-1A, Class A2I 3.783%, due 6/15/49 (a)		1,998,988	2,119,626
			30,939,296
Student Loans 0.3%
KeyCorp Student Loan Trust Series 2000-A, Class A2 0.57% (3 Month LIBOR + 0.32%), due 5/25/29 (b)		8,774	8,761
Navient Private Education Refi Loan Trust (a)
Series 2020-GA, Class B 2.50%, due 9/16/69		1,590,000	1,595,573
Series 2020-FA, Class B 2.69%, due 7/15/69		1,385,000	1,386,091
			2,990,425
Total Asset-Backed Securities (Cost $58,764,009)			61,153,369

Convertible Bonds 0.8%
Machinery - Diversified 0.4%
Chart Industries, Inc. 1.00%, due 11/15/24 (a)		3,036,000	4,223,003

Semiconductors 0.4%
ON Semiconductor Corp. 1.625%, due 10/15/23		2,562,000	3,389,846
Total Convertible Bonds (Cost $5,018,484)			7,612,849

Corporate Bonds 60.0%
Advertising 0.1%
Clear Channel International B.V. 6.625%, due 8/1/25 (a)		1,389,000	1,420,669

Aerospace & Defense 0.6%
BAE Systems PLC 3.00%, due 9/15/50 (a)		1,600,000	1,617,519
L3Harris Technologies, Inc. 4.40%, due 6/15/28		3,270,000	3,897,889
			5,515,408

Agriculture 0.7%
Altria Group, Inc. 3.80%, due 2/14/24		3,400,000	3,716,294
BAT Capital Corp. 3.734%, due 9/25/40		875,000	878,059
JBS Investments II GmbH 7.00%, due 1/15/26 (a)		1,775,000	1,894,812
			6,489,165
Airlines 1.8%
American Airlines Pass-Through Trust
Series 2015-2, Class A 4.00%, due 9/22/27		393,431	331,445
Series 2013-2, Class A, Pass-Through Trust 4.95%, due 1/15/23		2,775,990	2,380,508
Continental Airlines Pass-Through Trust
Series 2007-1, Class A 5.983%, due 4/19/22		506,961	497,190
Series 2005-ERJ1 9.798%, due 4/1/21		15,459	14,637
Delta Air Lines Pass-Through Trust Series 2019-1, Class AA, Pass-Through Trust 3.204%, due 4/25/24		3,695,000	3,682,488
Delta Air Lines, Inc. 7.00%, due 5/1/25 (a)		2,555,000	2,805,453
Delta Air Lines, Inc. / SkyMiles IP, Ltd.(a)
4.50%, due 10/20/25		1,185,000	1,216,820
4.75%, due 10/20/28		955,000	991,557
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 6.50%, due 6/20/27 (a)		2,050,000	2,134,562
U.S. Airways Pass-Through Trust
Series 2012-1, Class A, Pass-Through Trust 5.90%, due 4/1/26		1,035,942	1,014,946
Series 2010-1, Class A, Pass-Through Trust 6.25%, due 10/22/24		691,296	629,641
UAL Pass-Through Trust Series 2007-1, Pass-Through Trust 6.636%, due 1/2/24		1,421,744	1,322,327
United Airlines Pass-Through Trust Series 2014-2, Class B 4.625%, due 3/3/24		936,767	871,976
			17,893,550
Apparel 0.2%
Hanesbrands, Inc.(a)
4.875%, due 5/15/26		790,000	843,325
5.375%, due 5/15/25		1,465,000	1,545,575
			2,388,900
Auto Manufacturers 2.2%
Daimler Finance North America LLC 0.799% (3 Month LIBOR + 0.55%), due 5/4/21 (a)(b)		2,335,000	2,336,036
Ford Motor Co.
8.50%, due 4/21/23		2,335,000	2,545,150
9.00%, due 4/22/25		2,400,000	2,751,624
Ford Motor Credit Co. LLC
1.515% (3 Month LIBOR + 1.235%), due 2/15/23 (b)		1,230,000	1,131,833
4.063%, due 11/1/24		2,485,000	2,481,894
4.25%, due 9/20/22		900,000	907,794
General Motors Co. 6.125%, due 10/1/25		745,000	865,436
General Motors Financial Co., Inc.
3.45%, due 4/10/22 (c)		4,000,000	4,112,496
5.20%, due 3/20/23		905,000	981,783
Volkswagen Group of America Finance LLC 3.875%, due 11/13/20 (a)		3,100,000	3,111,949
			21,225,995
Auto Parts & Equipment 0.3%
LKQ European Holdings B.V. 3.625%, due 4/1/26 (a)	EUR	2,835,000	3,353,012

Banks 10.1%
Bank of America Corp.
2.676%, due 6/19/41 (d)		$2,985,000	3,047,928
3.004%, due 12/20/23 (d)		6,566,000	6,892,955
3.705%, due 4/24/28 (d)		1,695,000	1,916,680
4.30%, due 1/28/25 (d)(e)		4,056,000	3,934,320
6.30%, due 3/10/26 (d)(e)		1,810,000	2,045,481
8.57%, due 11/15/24		455,000	580,878
Barclays Bank PLC Series Reg S 10.00%, due 5/21/21	GBP	401,000	545,653
Barclays PLC
2.852%, due 5/7/26 (d)		$3,010,000	3,130,666
5.20%, due 5/12/26		1,725,000	1,912,594
BNP Paribas S.A. 3.052%, due 1/13/31 (a)(d)		2,900,000	3,110,144
Citigroup, Inc.
5.50%, due 9/13/25		2,710,000	3,212,300
6.30%, due 5/15/24 (d)(e)		3,975,000	4,163,812
Citizens Financial Group, Inc. 4.30%, due 12/3/25		2,550,000	2,935,916
Goldman Sachs Group, Inc.
1.45% (3 Month LIBOR + 1.17%), due 5/15/26 (b)		3,075,000	3,104,890
6.75%, due 10/1/37		1,828,000	2,655,953
Huntington National Bank 3.55%, due 10/6/23		1,445,000	1,572,279
JPMorgan Chase & Co.(d)
2.956%, due 5/13/31		1,245,000	1,335,766
3.54%, due 5/1/28		6,265,000	7,056,884
4.60%, due 2/1/25 (e)		5,617,000	5,504,660
Lloyds Banking Group PLC
2.907%, due 11/7/23 (d)		1,160,000	1,204,720
4.582%, due 12/10/25		2,500,000	2,747,849
Morgan Stanley
3.875%, due 4/29/24		6,015,000	6,637,787
3.875%, due 1/27/26		400,000	455,910
3.885% (3 Month LIBOR + 3.61%), due 1/15/21 (b)(e)		2,125,000	2,005,469
5.00%, due 11/24/25		3,840,000	4,511,345
Natwest Group PLC 3.073% (1 Year Treasury Constant Maturity Rate + 2.55%), due 5/22/28 (b)		2,685,000	2,821,602
Popular, Inc. 6.125%, due 9/14/23		1,953,000	2,060,415
Santander Holdings USA, Inc. 3.40%, due 1/18/23		5,055,000	5,292,377
Truist Bank 2.636% (5 Year Treasury Constant Maturity Rate + 1.15%), due 9/17/29 (b)		2,700,000	2,801,049
Truist Financial Corp. 4.95% (5 Year Treasury Constant Maturity Rate + 4.605%), due 9/1/25 (b)(e)		2,420,000	2,547,050
Wells Fargo & Co.
3.00%, due 10/23/26		1,640,000	1,792,670
5.875%, due 6/15/25 (d)(e)		595,000	640,584
5.90%, due 6/15/24 (d)(e)		3,270,000	3,342,257
			97,520,843
Beverages 0.6%
Anheuser-Busch InBev Worldwide, Inc. 4.75%, due 1/23/29		1,833,000	2,237,028
Constellation Brands, Inc. 4.25%, due 5/1/23		2,985,000	3,255,652
			5,492,680
Biotechnology 0.5%
Biogen, Inc.
3.15%, due 5/1/50		1,125,000	1,110,178
3.625%, due 9/15/22		3,560,000	3,769,954
			4,880,132
Building Materials 0.5%
Builders FirstSource, Inc.(a)
5.00%, due 3/1/30		2,750,000	2,846,250
6.75%, due 6/1/27		845,000	905,206
Standard Industries, Inc. 4.75%, due 1/15/28 (a)		970,000	1,006,375
			4,757,831
Chemicals 0.6%
Braskem Netherlands Finance B.V. 4.50%, due 1/10/28 (a)		1,015,000	976,937
Nutrition & Biosciences, Inc. 2.30%, due 11/1/30 (a)		2,035,000	2,052,129
Orbia Advance Corp. S.A.B. de C.V. 4.00%, due 10/4/27 (a)		2,200,000	2,370,500
			5,399,566
Commercial Services 1.8%
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6.625%, due 7/15/26 (a)		1,320,000	1,405,800
Ashtead Capital, Inc. 4.25%, due 11/1/29 (a)		2,250,000	2,367,992
California Institute of Technology 3.65%, due 9/1/19 (c)		2,434,000	2,661,048
Herc Holdings, Inc. 5.50%, due 7/15/27 (a)		2,435,000	2,519,373
IHS Markit, Ltd.
4.125%, due 8/1/23		2,175,000	2,365,312
4.75%, due 2/15/25 (a)		3,105,000	3,517,841
Trustees of the University of Pennsylvania 3.61%, due 2/15/19		2,515,000	2,798,158
			17,635,524
Computers 1.2%
Dell International LLC / EMC Corp.(a)
4.90%, due 10/1/26		3,695,000	4,176,912
6.02%, due 6/15/26		625,000	733,862
8.10%, due 7/15/36		1,240,000	1,630,647
NCR Corp.(a)
5.00%, due 10/1/28		2,230,000	2,231,784
6.125%, due 9/1/29		893,000	945,616
8.125%, due 4/15/25		1,484,000	1,640,191
			11,359,012
Distribution & Wholesale 0.7%
H&E Equipment Services, Inc. 5.625%, due 9/1/25		3,000,000	3,127,500
Performance Food Group, Inc. 5.50%, due 10/15/27 (a)		3,400,000	3,502,000
			6,629,500
Diversified Financial Services 3.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.30%, due 1/23/23		1,400,000	1,405,010
4.45%, due 12/16/21 (c)		2,200,000	2,247,883
Air Lease Corp.
2.30%, due 2/1/25		3,640,000	3,581,501
2.625%, due 7/1/22		2,155,000	2,183,598
2.75%, due 1/15/23		1,040,000	1,063,092
Ally Financial, Inc.
5.75%, due 11/20/25		3,570,000	4,002,632
8.00%, due 11/1/31		3,450,000	4,723,480
Avolon Holdings Funding, Ltd. 3.25%, due 2/15/27 (a)		2,340,000	2,087,587
Capital One Financial Corp. 4.046% (3 Month LIBOR + 3.80%), due 12/1/20 (b)(c)(e)		2,365,000	2,090,494
Charles Schwab Corp. 5.375% (5 Year Treasury Constant Maturity Rate + 4.971%), due 6/1/25 (b)(e)		2,600,000	2,817,230
Discover Financial Services 3.85%, due 11/21/22		300,000	319,918
Intercontinental Exchange, Inc. 3.00%, due 9/15/60		2,270,000	2,295,424
Nationstar Mortgage Holdings, Inc. 6.00%, due 1/15/27 (a)		1,725,000	1,758,396
OneMain Finance Corp. 6.125%, due 3/15/24		880,000	921,800
			31,498,045
Electric 1.6%
AEP Transmission Co. LLC 3.10%, due 12/1/26		3,360,000	3,781,078
Appalachian Power Co. 3.30%, due 6/1/27		1,400,000	1,539,494
Duke Energy Corp. 4.875% (5 Year Treasury Constant Maturity Rate + 3.388%), due 9/16/24 (b)(e)		2,625,000	2,776,738
FirstEnergy Transmission LLC 4.35%, due 1/15/25 (a)		1,675,000	1,867,004
Pacific Gas & Electric Co. 3.50%, due 8/1/50		1,605,000	1,447,102
Puget Energy, Inc. 5.625%, due 7/15/22		585,000	626,868
WEC Energy Group, Inc.
2.393% (3 Month LIBOR + 2.113%), due 5/15/67 (b)		1,860,340	1,509,781
3.10%, due 3/8/22		2,165,000	2,248,486
			15,796,551
Electronics 0.1%
FLIR Systems, Inc. 2.50%, due 8/1/30		1,335,000	1,366,129

Entertainment 0.5%
International Game Technology PLC 6.25%, due 2/15/22 (a)		1,491,000	1,522,684
Six Flags Theme Parks, Inc. 7.00%, due 7/1/25 (a)		2,760,000	2,935,950
			4,458,634
Environmental Controls 0.5%
Republic Services, Inc. 4.75%, due 5/15/23 (c)		3,665,000	4,030,209
Waste Management, Inc. 2.40%, due 5/15/23		505,000	527,653
			4,557,862
Food 1.3%
JBS USA LUX S.A. / JBS Food Co. / JBS USA Finance, Inc. 5.50%, due 1/15/30 (a)		1,435,000	1,561,954
Kraft Heinz Foods Co.
4.25%, due 3/1/31 (a)		2,364,000	2,593,665
5.00%, due 7/15/35		997,000	1,148,042
Smithfield Foods, Inc.(a)
3.00%, due 10/15/30		2,005,000	2,009,331
3.35%, due 2/1/22		1,805,000	1,824,140
Sysco Corp. 3.30%, due 7/15/26		1,735,000	1,891,502
U.S. Foods, Inc. 6.25%, due 4/15/25 (a)		1,425,000	1,508,719
			12,537,353
Food Services 0.1%
Aramark Services, Inc. 6.375%, due 5/1/25 (a)		1,294,000	1,347,927

Health Care - Products 0.7%
Baxter International, Inc. 2.60%, due 8/15/26		6,085,000	6,653,115

Health Care - Services 0.4%
Health Care Service Corp. A Mutual Legal Reserve Co. 3.20%, due 6/1/50 (a)		1,845,000	1,914,227
NYU Langone Hospitals 3.38%, due 7/1/55		1,880,000	1,900,681
			3,814,908
Home Builders 1.0%
D.R. Horton, Inc. 4.375%, due 9/15/22		3,350,000	3,553,522
Lennar Corp. 4.75%, due 11/29/27		868,000	991,039
Toll Brothers Finance Corp.
3.80%, due 11/1/29		1,251,000	1,324,496
4.35%, due 2/15/28		764,000	828,940
5.875%, due 2/15/22		2,475,000	2,570,907
			9,268,904
Home Furnishing 0.4%
Panasonic Corp. 2.536%, due 7/19/22 (a)		3,500,000	3,611,839

Housewares 0.2%
Scotts Miracle-Gro Co. 5.25%, due 12/15/26		1,960,000	2,089,850

Insurance 1.8%
Empower Finance L.P. 3.075%, due 9/17/51 (a)		2,270,000	2,357,226
Lincoln National Corp. 2.638% (3 Month LIBOR + 2.358%), due 5/17/66 (b)		6,418,000	4,630,651
MassMutual Global Funding II 2.95%, due 1/11/25 (a)		2,995,000	3,266,888
NMI Holdings, Inc. 7.375%, due 6/1/25 (a)		870,000	929,812
Protective Life Corp. 8.45%, due 10/15/39		1,564,000	2,455,381
Reliance Standard Life Global Funding II 2.50%, due 10/30/24 (a)		3,100,000	3,236,361
Willis North America, Inc. 3.875%, due 9/15/49		840,000	965,412
			17,841,731
Internet 2.1%
Booking Holdings, Inc. 3.60%, due 6/1/26 (c)		2,875,000	3,184,780
Cablevision Lightpath LLC 3.875%, due 9/15/27 (a)		875,000	875,000
Expedia Group, Inc.
3.25%, due 2/15/30		2,315,000	2,230,527
3.60%, due 12/15/23 (a)		1,215,000	1,241,380
3.80%, due 2/15/28		2,245,000	2,267,095
5.00%, due 2/15/26		315,000	335,949
6.25%, due 5/1/25 (a)		525,000	579,027
Match Group Holdings II LLC(a)
4.125%, due 8/1/30		148,000	149,711
5.00%, due 12/15/27		1,775,000	1,872,625
VeriSign, Inc. 4.625%, due 5/1/23		3,670,000	3,688,717
Weibo Corp.
3.375%, due 7/8/30		1,810,000	1,838,978
3.50%, due 7/5/24		1,625,000	1,709,772
			19,973,561
Investment Company 0.3%
Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp. 6.25%, due 5/15/26		2,440,000	2,543,700

Iron & Steel 0.7%
ArcelorMittal S.A. 4.55%, due 3/11/26		3,205,000	3,472,813
Vale Overseas, Ltd. 6.25%, due 8/10/26		2,780,000	3,287,350
			6,760,163
Lodging 1.1%
Boyd Gaming Corp.
6.375%, due 4/1/26		1,000	1,041
8.625%, due 6/1/25 (a)		620,000	679,694
Hilton Domestic Operating Co., Inc.
4.875%, due 1/15/30		2,120,000	2,183,600
5.375%, due 5/1/25 (a)		1,135,000	1,185,280
Marriott International, Inc. 3.75%, due 10/1/25 (f)		4,205,000	4,328,234
MGM Resorts International 6.00%, due 3/15/23		2,300,000	2,386,031
			10,763,880
Machinery - Diversified 1.0%
Clark Equipment Co. 5.875%, due 6/1/25 (a)		1,535,000	1,590,644
CNH Industrial Capital LLC
4.375%, due 4/5/22		3,550,000	3,720,755
4.875%, due 4/1/21		4,355,000	4,439,068
			9,750,467
Media 1.6%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.464%, due 7/23/22 (c)		2,770,000	2,932,702
Diamond Sports Group LLC / Diamond Sports Finance Co. 6.625%, due 8/15/27 (a)(f)		4,528,000	2,357,390
Grupo Televisa S.A.B. 5.25%, due 5/24/49		1,735,000	2,038,122
Sirius XM Radio, Inc.(a)
3.875%, due 8/1/22		2,545,000	2,572,041
5.375%, due 7/15/26		3,000,000	3,122,100
Sky, Ltd. 3.75%, due 9/16/24 (a)		1,105,000	1,232,388
Time Warner Entertainment Co., L.P. 8.375%, due 3/15/23		740,000	869,646
			15,124,389
Mining 1.7%
Anglo American Capital PLC 4.125%, due 4/15/21 (a)		3,300,000	3,351,385
Corp. Nacional del Cobre de Chile(a)
3.00%, due 9/30/29		2,055,000	2,170,635
3.75%, due 1/15/31		1,635,000	1,817,384
Glencore Funding LLC 1.625%, due 9/1/25 (a)		3,165,000	3,138,446
Indonesia Asahan Aluminium Persero PT 5.45%, due 5/15/30 (a)		2,685,000	3,104,003
Industrias Penoles S.A.B de C.V. 4.75%, due 8/6/50 (a)		2,672,000	2,761,098
			16,342,951
Miscellaneous - Manufacturing 0.9%
General Electric Co.
3.625%, due 5/1/30		1,715,000	1,776,077
4.25%, due 5/1/40		1,865,000	1,892,154
4.35%, due 5/1/50		2,525,000	2,574,517
Textron Financial Corp. 2.015% (3 Month LIBOR + 1.735%), due 2/15/67 (a)(b)		3,720,000	2,566,800
			8,809,548
Oil & Gas 3.0%
BP Capital Markets PLC 4.875% (5 Year Treasury Constant Maturity Rate + 4.398%), due 3/22/30 (b)(e)		2,895,000	3,097,650
Concho Resources, Inc. 4.30%, due 8/15/28		2,900,000	3,207,557
Gazprom PJSC Via Gaz Capital S.A. 7.288%, due 8/16/37 (a)		2,500,000	3,532,825
Marathon Petroleum Corp.
4.50%, due 5/1/23		1,615,000	1,742,918
4.70%, due 5/1/25		1,755,000	1,983,278
5.125%, due 12/15/26		5,755,000	6,672,026
Petrobras Global Finance B.V. 6.75%, due 6/3/50		2,085,000	2,258,243
Petroleos Mexicanos 6.75%, due 9/21/47		4,990,000	3,873,238
Valero Energy Corp. 4.00%, due 4/1/29		2,250,000	2,465,317
WPX Energy, Inc. 4.50%, due 1/15/30		415,000	408,001
			29,241,053
Packaging & Containers 2.0%
Ball Corp. 5.00%, due 3/15/22		4,240,000	4,457,300
Berry Global, Inc. 4.875%, due 7/15/26 (a)		166,000	174,300
Graham Packaging Co., Inc. 7.125%, due 8/15/28 (a)		1,000,000	1,041,250
Owens Brockway Glass Container, Inc. 6.625%, due 5/13/27 (a)		2,950,000	3,195,219
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.125%, due 7/15/23 (a)		4,215,000	4,267,688
Sealed Air Corp.(a)
4.00%, due 12/1/27		1,580,000	1,650,784
4.875%, due 12/1/22		1,875,000	1,955,400
WestRock RKT LLC 4.00%, due 3/1/23		2,230,000	2,382,821
			19,124,762
Pharmaceuticals 1.9%
AbbVie, Inc.(a)
3.45%, due 3/15/22		4,165,000	4,320,062
4.25%, due 11/21/49		3,065,000	3,638,697
Bausch Health Cos., Inc.(a)
5.50%, due 11/1/25		4,590,000	4,710,488
6.25%, due 2/15/29		1,440,000	1,481,126
Becton Dickinson and Co. 3.363%, due 6/6/24		2,245,000	2,429,601
Teva Pharmaceutical Finance Netherlands III B.V. 3.15%, due 10/1/26		2,575,000	2,271,691
			18,851,665
Pipelines 1.6%
Enterprise Products Operating LLC
3.95%, due 1/31/60		1,760,000	1,736,736
4.20%, due 1/31/50		545,000	579,417
Hess Midstream Operations L.P. 5.625%, due 2/15/26 (a)		389,000	396,286
MPLX, L.P.
4.00%, due 3/15/28		2,500,000	2,720,732
4.125%, due 3/1/27		1,780,000	1,956,654
Plains All American Pipeline, L.P. / PAA Finance Corp. 3.80%, due 9/15/30		1,330,000	1,289,677
Sabine Pass Liquefaction LLC 5.75%, due 5/15/24		2,710,000	3,069,015
Spectra Energy Partners, L.P. 4.75%, due 3/15/24		818,000	910,960
Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp. 5.25%, due 5/1/23		950,000	947,815
Western Midstream Operating L.P. 6.25%, due 2/1/50		1,975,000	1,829,344
			15,436,636
Real Estate 0.2%
Realogy Group LLC / Realogy Co-Issuer Corp. 7.625%, due 6/15/25 (a)		1,900,000	1,990,250

Real Estate Investment Trusts 1.1%
Boston Properties, L.P. 3.20%, due 1/15/25		4,800,000	5,198,185
CyrusOne L.P. / CyrusOne Finance Corp. 3.45%, due 11/15/29		2,030,000	2,199,647
Host Hotels & Resorts, L.P. 3.75%, due 10/15/23		329,000	339,422
Iron Mountain, Inc. 4.875%, due 9/15/29 (a)		2,599,000	2,644,482
			10,381,736
Retail 2.3%
1011778 B.C. ULC / New Red Finance, Inc. 5.75%, due 4/15/25 (a)		618,000	659,715
Alimentation Couche-Tard, Inc. 2.70%, due 7/26/22 (a)		1,650,000	1,701,763
AutoNation, Inc. 4.75%, due 6/1/30		2,880,000	3,393,258
Darden Restaurants, Inc. 3.85%, due 5/1/27		2,025,000	2,144,237
Dollar General Corp. 3.25%, due 4/15/23		2,794,000	2,964,839
Kohl's Corp. 9.50%, due 5/15/25		2,975,000	3,517,845
Macy's, Inc. 8.375%, due 6/15/25 (a)		2,605,000	2,693,388
QVC, Inc. 4.375%, due 9/1/28		2,430,000	2,478,600
Starbucks Corp. 4.45%, due 8/15/49		2,065,000	2,493,017
			22,046,662
Semiconductors 0.5%
Broadcom, Inc. 3.625%, due 10/15/24		2,470,000	2,693,226
NXP B.V. / NXP Funding LLC 4.625%, due 6/1/23 (a)		1,065,000	1,164,735
NXP B.V. / NXP Funding LLC / NXP USA, Inc. 3.40%, due 5/1/30 (a)		1,380,000	1,510,698
			5,368,659
Telecommunications 4.2%
Altice France S.A. 7.375%, due 5/1/26 (a)		2,870,000	3,007,473
AT&T, Inc.
2.875% (EUAMDB05 + 3.14%), due 3/2/25 (b)(e)	EUR	2,200,000	2,487,176
3.65%, due 6/1/51		$1,860,000	1,876,090
CommScope Technologies LLC 5.00%, due 3/15/27 (a)		3,909,000	3,752,640
CommScope, Inc. 7.125%, due 7/1/28 (a)		930,000	955,575
Crown Castle Towers LLC(a)
3.72%, due 7/15/43		1,550,000	1,623,206
4.241%, due 7/15/48		3,755,000	4,279,099
Sprint Communications, Inc. 6.00%, due 11/15/22		1,454,000	1,566,685
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 4.738%, due 9/20/29 (a)		4,750,000	5,135,937
T-Mobile USA, Inc.
3.50%, due 4/15/25 (a)		2,150,000	2,359,195
4.50%, due 2/1/26		2,245,000	2,313,248
4.50%, due 4/15/50 (a)		1,130,000	1,355,633
6.00%, due 3/1/23		1,200,000	1,203,120
6.50%, due 1/15/26		1,235,000	1,290,575
Telefonica Emisiones S.A.
4.57%, due 4/27/23		1,781,000	1,951,560
5.462%, due 2/16/21		279,000	284,158
Verizon Communications, Inc. 1.38% (3 Month LIBOR + 1.10%), due 5/15/25 (b)		2,455,000	2,507,925
Vodafone Group PLC 4.25%, due 9/17/50		2,020,000	2,342,818
			40,292,113
Total Corporate Bonds (Cost $553,986,726)			579,606,830

Foreign Government Bonds 1.3%
Brazil 0.8%
Brazilian Government International Bond 4.625%, due 1/13/28		6,824,000	7,397,284

Mexico 0.5%
Mexico Government International Bond 3.25%, due 4/16/30		4,596,000	4,707,729
Total Foreign Government Bonds (Cost $11,841,407)			12,105,013

Loan Assignments 5.6% (b)
Beverage, Food & Tobacco 0.5%
U.S. Foods, Inc. 2016 Term Loan B 1.897% (1 Month LIBOR + 1.75%), due 6/27/23		5,050,813	4,848,780

Buildings & Real Estate 0.4%
Realogy Group LLC 2018 Term Loan B 3.00% (1 Month LIBOR + 2.25%), due 2/8/25		4,320,573	4,127,948

Chemicals, Plastics & Rubber 0.4%
Axalta Coating Systems U.S. Holdings, Inc. Term Loan B3 1.97% (3 Month LIBOR + 1.75%), due 6/1/24		3,725,989	3,630,976

Containers, Packaging & Glass 0.5%
BWAY Holding Co. 2017 Term Loan B 3.523% (3 Month LIBOR + 3.25%), due 4/3/24		5,057,724	4,764,796

Diversified/Conglomerate Service 0.5%
Change Healthcare Holdings LLC 2017 Term Loan B 3.50% (1 Month LIBOR + 2.50%, 3 Month LIBOR + 2.500%), due 3/1/24		4,510,262	4,414,419

Ecological 0.3%
GFL Environmental, Inc. 2018 Term Loan B 4.00% (1 Month LIBOR + 3.00%, 3 Month LIBOR + 3.000%), due 5/30/25		3,102,977	3,085,346

Finance 0.2%
ON Semiconductor Corp. 2019 Term Loan B 2.147% (1 Month LIBOR + 2.00%), due 9/19/26		1,867,286	1,836,476

Insurance 0.4%
Alliant Holdings Intermediate LLC 2018 Term Loan B 2.897% (1 Month LIBOR + 2.75%), due 5/9/25		3,999,089	3,874,117

Internet 0.2%
Match Group, Inc. 2020 Term Loan B 2.004% (3 Month LIBOR + 1.75%), due 2/13/27		1,859,000	1,821,045

Leisure, Amusement, Motion Pictures & Entertainment 0.3%
Bombardier Recreational Products, Inc. 2020 Term Loan 2.147% (1 Month LIBOR + 2.00%), due 5/24/27		3,013,731	2,913,093

Personal & Nondurable Consumer Products 0.2%
Prestige Brands, Inc. Term Loan B4 2.147% (1 Month LIBOR + 2.00%), due 1/26/24		1,810,362	1,794,522

Radio and TV Broadcasting 0.3%
Nielsen Finance LLC Term Loan B4 2.154% (1 Month LIBOR + 2.00%), due 10/4/23		2,902,500	2,840,822

Software 0.6%
IQVIA, Inc. 2018 Term Loan B3 1.97% (3 Month LIBOR + 1.75%), due 6/11/25		3,763,375	3,708,099
Syneos Health, Inc. 2018 Term Loan B 1.897% (1 Month LIBOR + 1.75%), due 8/1/24		2,438,558	2,378,355
			6,086,454
Telecommunications 0.8%
Level 3 Financing, Inc. 2019 Term Loan B 1.897% (1 Month LIBOR + 1.75%), due 3/1/27		3,963,602	3,829,830
SBA Senior Finance II LLC 2018 Term Loan B 1.90% (1 Month LIBOR + 1.75%), due 4/11/25		4,180,806	4,067,924
			7,897,754
Total Loan Assignments (Cost $55,354,876)			53,936,548

Mortgage-Backed Securities 14.0%
Agency (Collateralized Mortgage Obligations) 0.7%
Federal Home Loan Mortgage Corporation
REMIC Series 4888, Class BA 3.50%, due 9/15/48		1,672,642	1,753,466
REMIC, Series 4924, Class NS 5.898% (1 Month LIBOR + 6.05%), due 10/25/49 (b)		6,607,210	887,755
REMIC, Series 4957, Class SB 5.898% (1 Month LIBOR + 6.05%), due 11/25/49 (b)		4,664,721	622,201
Federal National Mortgage Association REMIC, Series 2020-10, Class DA 3.50%, due 3/25/60		3,299,375	3,639,180
			6,902,602
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 9.7%
BANK
Series 2019-BN21, Class A5 2.851%, due 10/17/52		3,800,000	4,204,092
Series 2019-BN19, Class A2 2.926%, due 8/15/61		3,965,000	4,330,466
Bayview Commercial Asset Trust Series 2005-3A, Class A1 0.468% (1 Month LIBOR + 0.32%), due 11/25/35 (a)(b)		1,294,221	1,215,899
Benchmark Mortgage Trust
Series 2020-B19, Class AS 2.148%, due 9/15/53		1,000,000	1,027,680
Series 2020-B18, Class AM 2.335%, due 7/15/53		2,250,000	2,338,641
Series 2019-B12, Class A5 3.116%, due 8/15/52		3,752,000	4,221,097
Series 2020-IG3, Class AS 3.229%, due 9/15/48 (a)(g)		1,505,000	1,648,745
BX Trust (a)
Series 2018-BILT, Class A 0.952% (1 Month LIBOR + 0.80%), due 5/15/30 (b)		2,675,000	2,560,946
Series 2018-GW, Class A 0.952% (1 Month LIBOR + 0.80%), due 5/15/35 (b)		1,955,000	1,886,353
Series 2019-OC11, Class A 3.202%, due 12/9/41		1,330,000	1,407,844
Series 2019-OC11, Class B 3.605%, due 12/9/41		1,120,000	1,161,284
Series 2019-OC11, Class C 3.856%, due 12/9/41		2,970,000	2,919,060
Series 2019-OC11, Class D 4.076%, due 12/9/41 (h)		705,000	684,022
CSAIL Commercial Mortgage Trust Series 2015-C3, Class A4 3.718%, due 8/15/48		2,530,220	2,789,347
CSMC WEST Trust Series 2020-WEST, Class A 3.04%, due 2/15/35 (a)		2,587,500	2,471,743
FREMF Mortgage Trust (a)(g)
Series 2013-K33, Class B 3.613%, due 8/25/46		3,090,000	3,279,198
Series 2013-K30, Class B 3.668%, due 6/25/45		4,220,000	4,465,014
Series 2015-K721, Class B 3.681%, due 11/25/47		1,625,000	1,690,212
Series 2013-K35, Class B 4.073%, due 12/25/46		655,000	705,001
GB Trust (a)(b)
Series 2020-FLIX, Class C 1.752% (1 Month LIBOR + 1.60%), due 8/15/37		1,300,000	1,303,170
Series 2020-FLIX, Class D 2.502% (1 Month LIBOR + 2.35%), due 8/15/37		1,750,000	1,754,269
GS Mortgage Securities Corp Trust Series 2019-BOCA, Class A 1.352% (1 Month LIBOR + 1.20%), due 6/15/38 (a)(b)		4,480,000	4,368,545
GS Mortgage Securities Trust
Series 2019-GC42, Class A4 3.001%, due 9/1/52		1,490,000	1,664,354
Series 2019-GC40, Class A4 3.16%, due 7/10/52		2,699,000	3,043,220
Series 2017-GS7, Class A4 3.43%, due 8/10/50		2,990,000	3,381,563
Hawaii Hotel Trust Series 2019-MAUI, Class A 1.302% (1 Month LIBOR + 1.15%), due 5/15/38 (a)(b)		2,025,000	1,959,496
Hudson Yards Mortgage Trust Series 2019-30HY, Class A 3.228%, due 7/10/39 (a)		1,405,000	1,574,030
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2018-AON, Class A 4.128%, due 7/5/31 (a)		3,043,000	3,238,346
JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16, Class A4 4.166%, due 12/15/46		2,930,000	3,195,355
JPMBB Commercial Mortgage Securities Trust Series 2014-C26, Class A3 3.231%, due 1/15/48		2,092,995	2,230,013
Manhattan West (a)
Series 2020-1MW, Class A 2.13%, due 9/10/39		1,725,000	1,789,219
Series 2020-1MW, Class D 2.413%, due 9/10/39 (g)		1,100,000	1,069,795
Morgan Stanley Bank of America Merrill Lynch Trust Series-2015-C23, Class A3 3.451%, due 7/15/50		1,391,013	1,522,189
One Bryant Park Trust Series 2019-OBP, Class A 2.516%, due 9/15/54 (a)		3,825,000	4,070,031
Wells Fargo Commercial Mortgage Trust
Series 2019-C53, Class A3 2.787%, due 10/15/52		1,005,000	1,105,271
Series 2019-C53, Class A4 3.04%, due 10/15/52		3,566,000	3,993,205
Series 2018-1745, Class A 3.874%, due 6/15/36 (a)(g)		2,900,000	3,195,291
Series 2018-AUS, Class A 4.194%, due 8/17/36 (a)(g)		4,325,000	4,749,356
			94,213,362
Whole Loan (Collateralized Mortgage Obligations) 3.6%
Chase Home Lending Mortgage Trust Series 2019-ATR2, Class A3 3.50%, due 7/25/49 (a)(h)		624,446	642,960
Connecticut Avenue Securities Trust (Mortgage Pass-Through Securities) Series 2020-R02, Class 2M2 2.148% (1 Month LIBOR + 2.00%), due 1/25/40 (a)(b)		2,330,000	2,269,735
Fannie Mae Connecticut Avenue Securities (Mortgage Pass-Through Securities) (b)
Series 2017-C02, Class 2M2 3.798% (1 Month LIBOR + 3.65%), due 9/25/29		924,312	934,609
Series 2016-C04, Class 1M2 4.398% (1 Month LIBOR + 4.25%), due 1/25/29		1,846,728	1,913,234
Series 2016-C06, Class 1M2 4.398% (1 Month LIBOR + 4.25%), due 4/25/29		2,345,353	2,398,375
Series 2016-C07, Class 2M2 4.498% (1 Month LIBOR + 4.35%), due 5/25/29		1,533,354	1,584,314
Series 2016-C05, Class 2M2 4.598% (1 Month LIBOR + 4.45%), due 1/25/29		5,732,675	5,914,024
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes (b)
Series 2020-DNA2, Class M2 1.998% (1 Month LIBOR + 1.85%), due 2/25/50 (a)		2,405,000	2,341,356
Series 2016-DNA4, Class M3 3.948% (1 Month LIBOR + 3.80%), due 3/25/29		2,180,095	2,256,521
Series 2016-HQA3, Class M3 3.998% (1 Month LIBOR + 3.85%), due 3/25/29		5,458,561	5,664,205
Series 2016-HQA1, Class M3 6.498% (1 Month LIBOR + 6.35%), due 9/25/28		1,956,601	2,035,201
Galton Funding Mortgage Trust Series 2018-2, Class A51 4.50%, due 10/25/58 (a)(h)		1,750,000	1,846,824
GreenPoint Mortgage Funding Trust Series 2007-AR3, Class A1 0.368% (1 Month LIBOR + 0.22%), due 6/25/37 (b)		780,215	736,927
MASTR Alternative Loans Trust Series 2004-11, Class BI1 6.097%, due 11/25/34 (g)		348,334	327,092
Sequoia Mortgage Trust (a)(h)
Series 2017-1, Class A4 3.50%, due 2/25/47		592,456	597,423
Series 2018-7, Class B3 4.218%, due 9/25/48		1,622,638	1,520,163
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR9, Class 2A 2.182% (11th District Cost of Funds Index + 1.50%), due 8/25/46 (b)		1,049,402	977,559
Wells Fargo Mortgage Backed Securities Trust Series 2007-7, Class A36 6.00%, due 6/25/37		694,083	632,537
			34,593,059
Total Mortgage-Backed Securities (Cost $129,705,696)			135,709,023

Municipal Bonds 0.4%
Texas 0.4%
New York State Thruway Authority, Revenue Bonds Series M 2.90%, due 1/1/35		640,000	695,571
Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds Series N 3.006%, due 5/15/50		3,170,000	3,432,635
Total Municipal Bonds (Cost $3,810,000)			4,128,206

U.S. Government & Federal Agencies 8.3%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.6%
2.00%, due 7/1/50		2,657,866	2,748,513
2.50%, due 6/1/50		3,069,738	3,222,538
			5,971,051
United States Treasury Notes 0.1%
0.625%, due 8/15/30		1,215,000	1,208,925

United States Treasury Inflation - Indexed Notes 7.6%(i)
0.125%, due 1/15/30		5,089,829	5,626,647
0.75%, due 7/15/28		22,524,055	25,956,040
0.875%, due 1/15/29		35,764,966	41,673,170
			73,255,857
Total U.S. Government & Federal Agencies (Cost $71,888,328)			80,435,833
Total Long-Term Bonds (Cost $890,369,526)			934,687,671

		Shares
Common Stocks 0.0%‡
Software 0.0% ‡
salesforce.com, Inc. (j)		1,267	318,422
Total Common Stocks (Cost $146,797)			318,422

Short-Term Investments 2.7%
Affiliated Investment Company 2.4%
MainStay U.S. Government Liquidity Fund, 0.02% (k)		23,453,144	23,453,144

Unaffiliated Investment Company 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09% (k)(l)		2,498,210	2,498,210

Total Short-Term Investments (Cost $25,951,354)			25,951,354
Total Investments, Before Investments Sold Short (Cost $916,467,677)		99.4%	960,957,447

		Principal Amount
Investments Sold Short (0.5%)
Corporate Bonds Sold Short (0.5%)
Metals & Mining (0.5%)
FMG Resources (August 2006) Pty, Ltd. 5.125%, due 5/15/24 (a)		$(5,000,000)	(5,337,500)

Total Investments Sold Short (Proceeds $5,218,925)			(5,337,500)

Total Investments, Net of Investments Sold Short (Cost $911,248,752)		98.9%	955,619,947
Other Assets, Less Liabilities		1.1	11,043,214
Net Assets		100.0%	$966,663,161

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of September 30, 2020.
(c)	Security, or a portion thereof, was maintained in a segregated account at the Portfolio's custodian as collateral for securities sold short.
(d)	Fixed to floating rate - Rate shown was the rate in effect as of September 30, 2020.
(e)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	All or a portion of this security was held on loan. As of September 30, 2020, the aggregate market value of securities on loan was $2,381,059. The Portfolio received cash collateral with a value of $2,498,210.
(g)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of September 30, 2020.
(h)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of September 30, 2020.
(i)	Treasury Inflation Protected Security - Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(j)	Non-income producing security.
(k)	Current yield as of September 30, 2020.
(l)	Represents a security purchased with cash collateral received for securities on loan.

Foreign Currency Forward Contracts

As of September 30, 2020, the Portfolio held the following foreign currency forward contracts1:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,920,263	EUR	5,187,000	JPMorgan Chase Bank N.A.	11/2/20	$(165,124)
USD	547,738	GBP	436,000	JPMorgan Chase Bank N.A.	11/2/20	(14,946)
Total Unrealized Depreciation						$(180,070)

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.

Futures Contracts

As of September 30, 2020, the Portfolio held the following futures contracts1:

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
2-Year United States Treasury Note	100	December 2020	$22,093,967	$22,096,094	$2,127
Total Long Contracts					2,127
Short Contracts
5-Year United States Treasury Note	(139)	December 2020	(17,516,956)	(17,518,344)	(1,388)
10-Year United States Treasury Note	(451)	December 2020	(62,797,450)	(62,928,594)	(131,144)
10-Year United States Treasury Ultra Note	(598)	December 2020	(95,562,270)	(95,633,281)	(71,011)
United States Treasury Long Bond	(82)	December 2020	(14,516,910)	(14,455,063)	61,847
United States Treasury Ultra Bond	(132)	December 2020	(29,512,274)	(29,279,250)	233,024
Total Short Contracts					91,328
Net Unrealized Appreciation					$93,455

1. As of September 30, 2020, cash in the amount of $4,365,955 was on deposit with a broker or futures commission merchant for futures transactions.
2. Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2020.

Swap Contracts

As of September 30, 2020, the Portfolio held the following centrally cleared interest rate swap agreements1:

Notional Amount	Currency	Expiration Date	Payments made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/Received	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation / (Depreciation)
$50,000,000	USD	3/16/2023	Fixed 2.793%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	$—	$(3,162,750)	$(3,162,750)
50,000,000	USD	3/29/2023	Fixed 2.762%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	—	(3,170,495)	(3,170,495)

Total Unrealized Depreciation						$—	$(6,333,245)	$(6,333,245)

1. As of September 30, 2020, cash in the amount of $1,200,112 was on deposit with a broker for centrally cleared swap agreements.

The following abbreviations are used in the preceding pages:

DB	—Deutsche Bank
EUAM	—European Union Advisory Mission
EUR	—Euro
GBP	—British Pound Sterling
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
USD	—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020, for valuing the Portfolio's assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$61,153,369	$—	$61,153,369
Convertible Bonds	—	7,612,849	—	7,612,849
Corporate Bonds	—	579,606,830	—	579,606,830
Foreign Government Bonds	—	12,105,013	—	12,105,013
Loan Assignments	—	53,936,548	—	53,936,548
Mortgage-Backed Securities	—	135,709,023	—	135,709,023
Municipal Bonds	—	4,128,206	—	4,128,206
U.S. Government & Federal Agencies	—	80,435,833	—	80,435,833
Total Long-Term Bonds	—	934,687,671	—	934,687,671
Common Stocks	318,422	—	—	318,422
Short-Term Investments
Affiliated Investment Company	23,453,144	—	—	23,453,144
Unaffiliated Investment Company	2,498,210	—	—	2,498,210
Total Short-Term Investments	25,951,354	—	—	25,951,354
Total Investments in Securities	26,269,776	934,687,671	—	960,957,447
Other Financial Instruments Futures Contracts (b)	296,998	—	—	296,998
Total Investments in Securities and Other Financial Instruments	$26,566,774	$934,687,671	$—	$961,254,445

Liability Valuation Inputs
Long-Term Bonds Sold Short Corporate Bonds Sold Short	$—	$(5,337,500)	$—	$(5,337,500)
Total Long-Term Bonds Sold Short	—	(5,337,500)	—	(5,337,500)
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	(180,070)	—	(180,070)
Futures Contracts (b)	(203,543)	—	—	(203,543)
Interest Rate Swap Contracts	—	(6,333,245)	—	(6,333,245)
Total Other Financial Instruments	(203,543)	(6,513,315)	—	(6,716,858)
Total Investments in Securities Sold Short and Other Financial Instruments	$(203,543)	$(11,850,815)	$—	$(12,054,358)

(a)       For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)      The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP Mellon Natural Resources Portfolio

Portfolio of Investments  September 30, 2020 (Unaudited)

	Shares	Value
Common Stocks 99.3% †
Brazil 2.6%
Petroleo Brasileiro S.A., Sponsored ADR (Oil, Gas & Consumable Fuels)	731,798	$5,151,858

Canada 12.4%
Alamos Gold, Inc., Class A (Metals & Mining)	228,803	2,015,755
Barrick Gold Corp. (Metals & Mining)	338,381	9,511,890
Kinross Gold Corp. (Metals & Mining) (a)	831,485	7,337,275
Lundin Mining Corp. (Metals & Mining)	707,123	3,945,720
Norbord, Inc. (Paper & Forest Products)	69,329	2,048,812
		24,859,452
Denmark 4.1%
Orsted A/S (Electric Utilities) (b)	21,813	3,007,150
Vestas Wind Systems A/S (Electrical Equipment)	32,428	5,260,057
		8,267,207
France 2.9%
Air Liquide S.A. (Chemicals)	36,448	5,790,382

Luxembourg 2.7%
ArcelorMittal S.A. (Metals & Mining) (a)	404,407	5,397,688

Norway 4.7%
Equinor ASA (Oil, Gas & Consumable Fuels)	608,926	8,669,566
NEL ASA (Electrical Equipment) (a)(c)	463,986	843,656
		9,513,222
Peru 1.4%
Southern Copper Corp. (Metals & Mining)	61,320	2,775,957

South Africa 5.5%
Anglo American PLC (Metals & Mining)	451,668	10,932,340

United Kingdom 0.0% ‡
BP PLC (Oil, Gas & Consumable Fuels)	17,607	51,164

United States 62.0%
Archer-Daniels-Midland Co. (Food Products)	231,461	10,760,622
Ball Corp. (Containers & Packaging)	59,456	4,941,983
Bunge, Ltd. (Food Products)	146,576	6,698,523
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	111,032	1,927,516
Casella Waste Systems, Inc., Class A (Commercial Services & Supplies) (a)	89,046	4,973,219
CF Industries Holdings, Inc. (Chemicals)	127,982	3,930,327
Clean Harbors, Inc. (Commercial Services & Supplies) (a)	34,749	1,946,986
CNX Resources Corp. (Oil, Gas & Consumable Fuels) (a)	141,558	1,336,308
Coeur Mining, Inc. (Metals & Mining) (a)	298,428	2,202,399
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels) (a)	461,958	2,023,376
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	138,098	6,092,884
ConocoPhillips (Oil, Gas & Consumable Fuels)	270,076	8,869,296
Covanta Holding Corp. (Commercial Services & Supplies)	194,094	1,504,228
EQT Corp. (Oil, Gas & Consumable Fuels)	248,052	3,207,312
First Solar, Inc. (Semiconductors & Semiconductor Equipment) (a)	45,403	3,005,679
FMC Corp. (Chemicals)	43,392	4,595,647
Freeport-McMoRan, Inc. (Metals & Mining)	540,404	8,451,919
Hess Corp. (Oil, Gas & Consumable Fuels)	158,951	6,505,864
Itron, Inc. (Electronic Equipment, Instruments & Components) (a)	30,638	1,860,952
Louisiana-Pacific Corp. (Paper & Forest Products)	135,371	3,994,798
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	175,845	5,159,292
Mosaic Co. (Chemicals)	254,724	4,653,807
Newmont Corp. (Metals & Mining)	133,693	8,482,821
NextEra Energy Partners, L.P. (Independent Power & Renewable Electricity Producers)	35,502	2,128,700
NextEra Energy, Inc. (Electric Utilities)	15,521	4,308,009
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	73,091	6,285,095
Range Resources Corp. (Oil, Gas & Consumable Fuels)	166,060	1,099,317
Steel Dynamics, Inc. (Metals & Mining)	115,700	3,312,491
		124,259,370
Zambia 1.0%
First Quantum Minerals, Ltd. (Metals & Mining)	234,851	2,093,561
Total Common Stocks (Cost $203,967,509)		199,092,201

Short-Term Investment 0.1%
Affiliated Investment Company 0.1%
United States 0.1%
MainStay U.S. Government Liquidity Fund, 0.02% (d)	256,213	256,213
Total Short-Term Investment (Cost $256,213)		256,213
Total Investments (Cost $204,223,722)	99.4%	199,348,414
Other Assets, Less Liabilities	0.6	1,171,921
Net Assets	100.0%	$200,520,335

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	All or a portion of this security was held on loan. As of September 30, 2020, the aggregate market value of securities on loan was $806,132. The Portfolio received non-cash collateral in the form of U.S. Treasury securities with a value of $847,059.
(d)	Current yield as of September 30, 2020.

The following abbreviation is used in the preceding pages:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$199,092,201	$—	$—	$199,092,201
Short-Term Investment
Affiliated Investment Company	256,213	—	—	256,213
Total Investments in Securities	$199,348,414	$—	$—	$199,348,414

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Moderate Allocation Portfolio

Portfolio of Investments September 30, 2020 (Unaudited)

	Shares	Value
Affiliated Investment Companies 97.9% †
Equity Funds 56.5%
IQ 50 Percent Hedged FTSE International ETF (a)	1,081,402	$21,509,086
IQ 500 International ETF (a)	1,076,216	26,461,891
IQ Candriam ESG International Equity ETF (a)	708,412	17,001,321
IQ Candriam ESG U.S. Equity ETF (a)	682,223	19,823,354
IQ Chaikin U.S. Large Cap ETF (a)	1,240,191	31,162,527
IQ Chaikin U.S. Small Cap ETF	196,845	4,365,668
MainStay Epoch Capital Growth Fund Class I	121,356	1,774,219
MainStay Epoch International Choice Fund Class I (a)	731,493	25,916,786
MainStay Epoch U.S. All Cap Fund Class R6 (a)	1,356,945	35,294,147
MainStay MacKay International Opportunities Fund Class I (a)	3,705,563	24,716,108
MainStay MAP Equity Fund Class I (a)	1,030,750	42,920,421
MainStay VP Emerging Markets Equity Portfolio Initial Class (a)	3,321,995	32,619,661
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class (a)	2,752,787	39,771,434
MainStay VP MacKay Common Stock Portfolio Initial Class	132,915	3,683,226
MainStay VP MacKay Growth Portfolio Initial Class (a)	895,323	34,796,101
MainStay VP MacKay International Equity Portfolio Initial Class	525,736	9,062,644
MainStay VP MacKay Mid Cap Core Portfolio Initial Class (a)	2,202,262	27,816,986
MainStay VP MacKay S&P 500 Index Portfolio Initial Class	949,925	61,819,718
MainStay VP MacKay Small Cap Core Portfolio Initial Class (a)	1,317,577	12,127,246
MainStay VP Small Cap Growth Portfolio Initial Class (a)	1,607,588	23,778,956
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)	3,234,203	34,800,345
MainStay VP Winslow Large Cap Growth Portfolio Initial Class (a)	1,804,300	57,703,132
		588,924,977
Fixed Income Funds 41.4%
IQ S&P High Yield Low Volatility Bond ETF (a)	426,153	10,557,940
MainStay MacKay Short Duration High Yield Fund Class I	5,788,876	54,994,324
MainStay VP Bond Portfolio Initial Class (a)	4,145,588	64,454,360
MainStay VP Floating Rate Portfolio Initial Class	620,579	5,334,127
MainStay VP Indexed Bond Portfolio Initial Class (a)	25,045,274	284,146,151
MainStay VP PIMCO Real Return Portfolio Initial Class (a)	1,271,529	12,053,965
		431,540,867
Total Affiliated Investment Companies (Cost $968,552,374)		1,020,465,844

Short-Term Investment 2.1%
Affiliated Investment Company 2.1%
MainStay U.S. Government Liquidity Fund, 0.02% (b)	22,292,940	22,292,940
Total Short-Term Investment (Cost $22,292,940)		22,292,940
Total Investments (Cost $990,845,314)	100.0%	1,042,758,784
Other Assets, Less Liabilities	(0.0)‡	(227,197)
Net Assets	100.0%	$1,042,531,587

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	As of September 30, 2020, the Portfolio's ownership exceeded 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Current yield as of September 30, 2020.

Swap Contracts

Open OTC total return swap contracts as of September 30, 2020 were as follows[1]:

Swap Counterparty	Reference Obligation	Floating Rate [2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)*	Unrealized Appreciation[3]
Citigroup	iShares 20+ Year Treasury Bond ETF	1 month LIBOR BBA plus 0.40%	12/01/2020	Monthly	$15,972	$—
Citigroup	iShares MSCI EAFE ETF	1 month LIBOR BBA plus 0.40%	12/01/2020	Monthly	21,514	—
Citigroup	iShares MSCI Emerging Markets ETF	1 month LIBOR BBA minus 0.65%	12/01/2020	Monthly	(21,453)	—
Citigroup	Russell 1000 Value Total Return Index	1 month LIBOR BBA plus 0.242%	12/07/2020	Monthly	38,206	—
Citigroup	Russell 2000 Total Return Index	1 month LIBOR BBA minus 0.011%	12/07/2020	Monthly	(43,336)	—
Citigroup	Russell Midcap Total Return Index	1 month LIBOR BBA minus 0.068%	12/07/2020	Monthly	(17,451)	—
Citigroup	S&P 500 Total Return Index	1 month LIBOR BBA plus 0.25%	10/26/2020	Monthly	23,329	—
Citigroup	VanEck Vectors Gold Miners ETF	1 month LIBOR BBA plus 0.50%	12/01/2020	Monthly	16,594	—

1	As of September 30, 2020, cash in the amount of $1,200,000 was pledged from brokers for OTC swap contracts.
2	Fund pays the floating rate and receives the total return of the reference entity.
3	Reflects the value at reset date as of September 30, 2020.
*	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.

The following abbreviations are used in the preceding pages:

BBA	—British Bankers' Association
ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange
LIBOR	—London Interbank Offered Rate

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs
Investments (a)
Affiliated Investment Companies
Equity Funds	$588,924,977	$—	$—	$588,924,977
Fixed Income Funds	431,540,867	—	—	431,540,867
Short-Term Investments	22,292,940	—	—	22,292,940
Total Investments in Securities	$1,042,758,784	$—	$—	$1,042,758,784

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay VP Moderate Growth Allocation Portfolio

Portfolio of Investments September 30, 2020 (Unaudited)

	Shares	Value
Affiliated Investment Companies 98.1% †
Equity Funds 77.0%
IQ 50 Percent Hedged FTSE International ETF (a)	1,830,828	$36,415,169
IQ 500 International ETF (a)	2,598,840	63,900,018
IQ Candriam ESG International Equity ETF (a)	806,557	19,356,723
IQ Candriam ESG U.S. Equity ETF	132,471	3,849,210
IQ Chaikin U.S. Large Cap ETF (a)	2,569,954	64,575,748
IQ Chaikin U.S. Small Cap ETF (a)	582,129	12,910,573
MainStay Epoch Capital Growth Fund Class I (a)	290,530	4,247,545
MainStay Epoch International Choice Fund Class I (a)	1,765,596	62,555,059
MainStay Epoch U.S. All Cap Fund Class R6 (a)	2,348,208	61,076,895
MainStay MacKay International Opportunities Fund Class I (a)	9,201,792	61,375,954
MainStay MAP Equity Fund Class I (a)	2,356,411	98,120,969
MainStay VP Emerging Markets Equity Portfolio Initial Class (a)	7,447,453	73,128,772
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class (a)	6,402,064	92,495,107
MainStay VP MacKay Common Stock Portfolio Initial Class	309,529	8,577,412
MainStay VP MacKay Growth Portfolio Initial Class (a)	1,857,385	72,185,973
MainStay VP MacKay International Equity Portfolio Initial Class (a)	1,508,272	25,999,586
MainStay VP MacKay Mid Cap Core Portfolio Initial Class (a)	6,109,106	77,164,731
MainStay VP MacKay S&P 500 Index Portfolio Initial Class (a)	1,720,168	111,945,979
MainStay VP MacKay Small Cap Core Portfolio Initial Class (a)	5,173,254	47,615,665
MainStay VP Small Cap Growth Portfolio Initial Class (a)	7,682,464	113,636,698
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)	7,450,832	80,171,695
MainStay VP Winslow Large Cap Growth Portfolio Initial Class (a)	3,795,688	121,389,507
Total Equity Funds (Cost $1,274,004,516)		1,312,694,988
Fixed Income Funds 21.1%
IQ S&P High Yield Low Volatility Bond ETF (a)	699,368	17,326,842
MainStay MacKay Short Duration High Yield Fund Class I (a)	9,372,622	89,039,906
MainStay VP Bond Portfolio Initial Class (a)	2,461,306	38,267,654
MainStay VP Floating Rate Portfolio Initial Class (a)	1,018,375	8,753,341
MainStay VP Indexed Bond Portfolio Initial Class (a)	16,438,433	186,498,951
MainStay VP PIMCO Real Return Portfolio Initial Class (a)	2,050,189	19,435,591
Total Fixed Income Funds (Cost $355,577,316)		359,322,285
Total Affiliated Investment Companies (Cost $1,629,581,832)		1,672,017,273

Short-Term Investment 2.0%
Affiliated Investment Company 2.0%
MainStay U.S. Government Liquidity Fund, 0.02% (b)	35,068,639	35,068,639
Total Short-Term Investment (Cost $35,068,639)		35,068,639
Total Investments (Cost $1,664,650,471)	100.1%	1,707,085,912
Other Assets, Less Liabilities	(0.1)	(2,195,611)
Net Assets	100.0%	$1,704,890,301

†	Percentages indicated are based on Portfolio net assets.
(a)	As of September 30, 2020, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Current yield as of September 30, 2020.

Swap Contracts

Open OTC total return swap contracts as of September 30, 2020 were as follows1:

Swap Counterparty	Reference Obligation	Floating Rate [2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)*	Unrealized Appreciation[3]
Citigroup	iShares 20+ Year Treasury Bond ETF	1 month LIBOR BBA plus 0.40%	12/01/2020	Monthly	$26,212	$—
Citigroup	iShares MSCI EAFE ETF	1 month LIBOR BBA plus 0.40%	12/01/2020	Monthly	35,306	—
Citigroup	iShares MSCI Emerging Markets ETF	1 month LIBOR BBA minus 0.65%	12/01/2020	Monthly	(35,208)	—
Citigroup	Russell 1000 Growth Total Return Index	1 month LIBOR BBA minus 0.03%	8/05/2021	Monthly	(1,520)	—
Citigroup	Russell 1000 Value Total Return Index	1 month LIBOR BBA plus 0.322%	12/07/2020	Monthly	61,080	—
Citigroup	Russell 2000 Total Return Index	1 month LIBOR BBA minus 0.01%	12/07/2020	Monthly	(32,666)	—
Citigroup	Russell Midcap Total Return Index	1 month LIBOR BBA minus 0.177%	12/07/2020	Monthly	(26,661)	—
Citigroup	VanEck Vectors Gold Miners ETF	1 month LIBOR BBA plus 0.50%	12/01/2020	Monthly	27,232	—

1	As of September 30, 2020, cash in the amount of $1,700,000 was pledged from brokers for OTC swap contracts.
2	Fund pays the floating rate and receives the total return of the reference entity.
3	Reflects the value at reset date as of September 30, 2020.
*	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.

The following abbreviations are used in the preceding pages:

BBA	—British Bankers' Association
ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange
LIBOR	—London Interbank Offered Rate

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs
Investments (a)
Affiliated Investment Companies
Equity Funds	$1,312,694,988	$—	$—	$1,312,694,988
Fixed Income Funds	359,322,285	—	—	359,322,285
Short-Term Investment	35,068,639	—	—	35,068,639
Total Investments in Securities	$1,707,085,912	$—	$—	$1,707,085,912

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay VP PIMCO Real Return Portfolio

Portfolio of Investments September 30, 2020 (Unaudited)

	Principal Amount		Value
Long-Term Bonds 144.4% †
Asset-Backed Securities 7.0%
Other Asset-Backed Securities 7.0%
Anchorage Capital CLO, Ltd. Series 2020-16A, Class A 1.00% (3 Month LIBOR + 1.40%), due 10/20/31 (a)(b)		$1,100,000	$1,100,000
Argent Securities Trust Series 2006-W4, Class A2C 0.308% (1 Month LIBOR + 0.16%), due 5/25/36 (b)		321,175	123,593
Atrium XII Series 2012-A, Class AR 1.088% (3 Month LIBOR + 0.83%), due 4/22/27 (a)(b)		296,613	293,818
Black Diamond CLO Designated Activity Co. Series 2015-1A, Class A1R 0.65% (3 Month EURIBOR + 0.65%), due 10/3/29 (a)(b)	EUR	211,825	248,382
Catamaran CLO, Ltd. Series 2013-1A, Class AR 1.095% (3 Month LIBOR + 0.85%), due 1/27/28 (a)(b)		$1,034,713	1,019,804
CBAM, Ltd. Series 2017-3A, Class A 1.503% (3 Month LIBOR + 1.23%), due 10/17/29 (a)(b)		500,000	497,538
CoreVest American Finance Trust Series 2017-1, Class A 2.968%, due 10/15/49 (a)		57,761	58,895
Countrywide Asset-Backed Certificates Series 2007-08, Class 1A1 0.338% (1 Month LIBOR + 0.19%), due 11/25/37 (b)		729,058	680,050
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-HE17, Class A1 0.768% (1 Month LIBOR + 0.62%), due 1/25/32 (b)		927,497	888,885
Credit-Based Asset Servicing & Securitization LLC Series 2007-CB6, Class A3 0.368% (1 Month LIBOR + 0.22%), due 7/25/37 (a)(b)		1,092,720	862,170
Elmwood CLO I, Ltd. Series 2019-1A, Class A 1.622% (3 Month LIBOR + 1.35%), due 4/20/30 (a)(b)		2,200,000	2,196,029
First Franklin Mortgage Loan Trust Series 2006-FF17, Class A2 0.268% (1 Month LIBOR + 0.12%), due 12/25/36 (b)		551,664	477,208
GSAA Home Equity Trust Series 2006-17, Class A3A 0.388% (1 Month LIBOR + 0.24%), due 11/25/36 (b)		1,261,670	624,728
Halcyon Loan Advisors Funding, Ltd. Series 2015-1A, Class AR 1.192% (3 Month LIBOR + 0.92%), due 4/20/27 (a)(b)		139,490	138,703
Home Equity Asset Trust (b)
Series 2005-8, Class M2 0.598% (1 Month LIBOR + 0.45%), due 2/25/36		300,000	285,034
Series 2004-2, Class M1 0.943% (1 Month LIBOR + 0.795%), due 7/25/34		94,666	93,369
ICG US CLO, Ltd. Series 2020-1A, Class A1 1.62% (3 Month LIBOR + 1.40%), due 10/22/31 (a)(b)		1,100,000	1,100,000
Jamestown CLO IV, Ltd. Series 2014-4A, Class A1AR 0.965% (3 Month LIBOR + 0.69%), due 7/15/26 (a)(b)		85,444	85,249
Jamestown CLO VII, Ltd. Series 2015-7A, Class A1R 1.075% (3 Month LIBOR + 0.83%), due 7/25/27 (a)(b)		982,662	976,122
Jubilee CLO B.V. Series 2015-16A, Class A1R 0.316% (3 Month EURIBOR + 0.80%), due 12/15/29 (a)(b)	EUR	1,660,000	1,930,574
KVK CLO, Ltd. Series 2013-1A, Class AR 1.168% (3 Month LIBOR + 0.90%), due 1/14/28 (a)(b)		$1,239,704	1,230,845
Legacy Mortgage Asset Trust Series 2019-GS3, Class A1 3.75%, due 4/25/59 (a)(c)		170,679	173,686
Long Beach Mortgage Loan Trust Series 2006-7, Class 2A2 0.268% (1 Month LIBOR + 0.12%), due 8/25/36 (b)		270,502	140,313
MacKay Shields Euro CLO Series 2A, Class A 1.55% (3 Month EURIBOR + 1.55%), due 8/15/33 (a)(b)	EUR	250,000	293,666
Man GLG Euro CLO II DAC Series 2A, Class A1R 0.87% (3 Month EURIBOR + 0.87%), due 1/15/30 (a)(b)		250,000	291,830
Marathon CLO V, Ltd. Series 2013-5A, Class A1R 1.117% (3 Month LIBOR + 0.87%), due 11/21/27 (a)(b)		$1,459,700	1,435,578
Marlette Funding Trust Series 2019-3A, Class A 2.69%, due 9/17/29 (a)		75,753	76,385
Mastr Asset Backed Securities Trust Series 2006-WMC4, Class A5 0.298% (1 Month LIBOR + 0.15%), due 10/25/36 (b)		128,571	57,184
MidOcean Credit CLO VI Series 2016-6A, Class AR 1.522% (3 Month LIBOR + 1.25%), due 1/20/29 (a)(b)		2,200,000	2,183,665
Morgan Stanley ABS Capital I, Inc. Trust Series 2005-WMC1, Class M3 0.928% (1 Month LIBOR + 0.78%), due 1/25/35 (b)		252,207	247,522
Nassau, Ltd. Series 2020-1A, Class A1 2.383% (3 Month LIBOR + 2.15%), due 7/20/29 (a)(b)		1,100,000	1,098,699
New Century Home Equity Loan Trust Series 2004-04, Class M1 0.913% (1 Month LIBOR + 0.765%), due 2/25/35 (b)		72,526	70,391
New Residential Mortgage Loan Trust Series 2018-3A, Class A1 4.50%, due 5/25/58 (a)(d)		203,968	220,781
OCP CLO, Ltd. (a)(b)
Series 2015-10A, Class A1R 1.065% (3 Month LIBOR + 0.82%), due 10/26/27		1,124,999	1,117,701
Series 2015-9A, Class A1R 1.075% (3 Month LIBOR + 0.80%), due 7/15/27		143,976	143,343
OZLM XXIII, Ltd. Series 2019-23A, Class A 1.745% (3 Month LIBOR + 1.47%), due 4/15/32 (a)(b)		1,100,000	1,094,251
Palmer Square European Loan Funding Series 2020-1A, Class A 1.15% (3 Month EURIBOR + 1.15%), due 1/15/30 (a)(b)	EUR	900,000	1,056,102
RASC Trust (b)
Series 2006-EMX4, Class A4 0.378% (1 Month LIBOR + 0.23%), due 6/25/36		$772,790	748,386
Series 2006-KS6, Class A4 0.398% (1 Month LIBOR + 0.25%), due 8/25/36		265,803	263,339
Series 2005-KS8, Class M4 0.738% (1 Month LIBOR + 0.59%), due 8/25/35		600,000	597,959
Series 2005-EMX1, Class M2 1.243% (1 Month LIBOR + 1.095%), due 3/25/35		631,322	618,006
Saxon Asset Securities Trust Series 2007-03, Class 1A 0.458% (1 Month LIBOR + 0.31%), due 9/25/37 (b)		166,888	161,037
Securitized Asset-Backed Receivables LLC Trust (b)
Series 2006-HE2, Class A2C 0.298% (1 Month LIBOR + 0.15%), due 7/25/36		226,506	130,514
Series 2006-HE1, Class A2C 0.308% (1 Month LIBOR + 0.16%), due 7/25/36		632,812	311,969
SLM Private Education Loan Trust Series 2011-B, Class A3 2.402% (1 Month LIBOR + 2.25%), due 6/16/42 (a)(b)		27,966	28,009
SLM Student Loan Trust (b)
Series 2004-2, Class A5 (zero coupon) (3 Month EURIBOR + 0.18%), due 1/25/24	EUR	44,486	52,122
Series 2003-5, Class A5 (zero coupon) (3 Month EURIBOR + 0.27%), due 6/17/24		17,774	20,801
Series 2004-3A, Class A6B 0.795% (3 Month LIBOR + 0.55%), due 10/25/64 (a)		$469,097	453,651
Soundview Home Equity Loan Trust (b)
Series 2007-OPT2, Class 2A3 0.328% (1 Month LIBOR + 0.18%), due 7/25/37		226,402	213,760
Series 2007-OPT1, Class 1A1 0.348% (1 Month LIBOR + 0.20%), due 6/25/37		344,226	284,188
SP-STATIC CLO 1, Ltd. Series 2020-1A, Class A 1.635% (3 Month LIBOR + 1.40%), due 7/22/28 (a)(b)		600,000	599,279
Stanwich Mortgage Loan LLC Series 2019-NPB1, Class A1 3.375%, due 8/15/24 (a)(c)		189,327	188,039
Symphony CLO XIV, Ltd. Series 2014-14A, Class AR 1.218% (3 Month LIBOR + 0.95%), due 7/14/26 (a)(b)		245,479	244,234
THL Credit Wind River CLO, Ltd. Series 2012-1A, Class AR2 1.155% (3 Month LIBOR + 0.88%), due 1/15/26 (a)(b)		71,849	71,692
Venture CLO, Ltd. Series 2018-35A, Class AS 1.408% (3 Month LIBOR + 1.15%), due 10/22/31 (a)(b)		200,000	198,901
Venture XX CLO, Ltd. Series 2015-20A, Class AR 1.095% (3 Month LIBOR + 0.82%), due 4/15/27 (a)(b)		618,794	614,619
Venture XXI CLO, Ltd. Series 2015-21A, Class AR 1.155% (3 Month LIBOR + 0.88%), due 7/15/27 (a)(b)		317,500	314,413
Voya CLO, Ltd. Series 2014-3A, Class A1R 0.965% (3 Month LIBOR + 0.72%), due 7/25/26 (a)(b)		180,924	180,226
Wachovia Mortgage Loan Trust Series 2005-WMC1, Class M1 0.808% (1 Month LIBOR + 0.66%), due 10/25/35 (b)		5,425	5,495
Z Capital Credit Partners CLO, Ltd. Series 2015-1A, Class A1R 1.221% (3 Month LIBOR + 0.95%), due 7/16/27 (a)(b)		442,384	437,479
Total Asset-Backed Securities (Cost $31,294,421)			31,350,211

Corporate Bonds 7.1%
Agriculture 0.1%
Reynolds American, Inc. 4.00%, due 6/12/22		200,000	210,807

Auto Manufacturers 0.8%
BMW U.S. Capital LLC 3.40%, due 8/13/21 (a)		600,000	615,614
FCE Bank PLC Series Reg S 1.875%, due 6/24/21	EUR	900,000	1,044,505
Nissan Motor Acceptance Corp. (a)
1.90%, due 9/14/21		$100,000	100,406
2.65%, due 7/13/22		200,000	202,084
Volkswagen Group of America Finance LLC (a)
1.083% (3 Month LIBOR + 0.86%), due 9/24/21 (b)		900,000	903,398
4.00%, due 11/12/21		600,000	621,990
			3,487,997
Banks 2.5%
Banco Bilbao Vizcaya Argentaria S.A. Series Reg S 5.875% (EUR 5 Year Interest Swap Rate + 5.66%), due 9/24/23 (b)(e)	EUR	400,000	461,359
Bank of America Corp. 5.875%, due 3/15/28 (e)(f)		$190,000	204,868
Cooperatieve Rabobank U.A. Series Reg S 6.625% (EUR 5 Year Interest Swap Rate + 6.697%), due 6/29/21 (b)(e)	EUR	200,000	241,525
Credit Suisse Group Funding Guernsey, Ltd. 3.80%, due 9/15/22		$300,000	317,444
Deutsche Bank A.G. 4.25%, due 10/14/21		1,400,000	1,441,195
ING Bank N.V. 2.625%, due 12/5/22 (a)		400,000	418,959
Intesa Sanpaolo S.p.A. 6.50%, due 2/24/21 (a)		400,000	408,290
Lloyds Banking Group PLC (b)
1.027% (3 Month LIBOR + 0.80%), due 6/21/21		400,000	401,603
Series Reg S 4.947% (EUAM DB05 + 5.29%), due 6/27/25 (e)	EUR	200,000	231,559
Natwest Group PLC
1.775% (3 Month LIBOR + 1.55%), due 6/25/24 (b)		$300,000	301,381
4.519%, due 6/25/24 (f)		200,000	215,565
Nykredit Realkredit A/S
Series Reg S 1.00%, due 10/1/50	DKK	28,251,280	4,466,887
Series Reg S 2.50%, due 10/1/47		3,592	598
UniCredit S.p.A. 7.83%, due 12/4/23 (a)		$1,800,000	2,107,397
			11,218,630
Beverages 0.5%
Keurig Dr. Pepper, Inc.
3.551%, due 5/25/21		1,400,000	1,428,058
4.057%, due 5/25/23		100,000	108,702
Pernod-Ricard S.A. 5.75%, due 4/7/21 (a)		794,000	815,524
			2,352,284
Biotechnology 0.1%
Amgen, Inc. 3.625%, due 5/15/22		400,000	418,077

Commercial Services 0.1%
ERAC USA Finance LLC 4.50%, due 8/16/21 (a)		400,000	413,420
RELX Capital, Inc. 3.50%, due 3/16/23		100,000	106,354
			519,774
Distribution & Wholesale 0.1%
Toyota Tsusho Corp. Series Reg S 3.625%, due 9/13/23		200,000	215,111

Diversified Financial Services 1.3%
Ally Financial, Inc.
4.125%, due 2/13/22		200,000	207,260
4.25%, due 4/15/21		100,000	101,705
Avolon Holdings Funding, Ltd. 5.50%, due 1/15/23 (a)		100,000	100,848
BOC Aviation, Ltd. 2.375%, due 9/15/21 (a)		200,000	201,382
Jyske Realkredit A/S
Series Reg S 1.00%, due 10/1/50	DKK	17,974,731	2,843,449
Series Reg S 2.50%, due 10/1/47		10,073	1,677
Mitsubishi UFJ Lease & Finance Co., Ltd. 2.652%, due 9/19/22 (a)		$200,000	205,849
Nordea Kredit Realkreditaktieselskab
Series Reg S 1.00%, due 10/1/50	DKK	11,545,796	1,827,901
2.50%, due 10/1/47		4,106	683
Park Aerospace Holdings, Ltd. 5.25%, due 8/15/22 (a)		$200,000	200,809
Realkredit Danmark A/S Series Reg S 2.50%, due 4/1/47	DKK	18,609	3,096
			5,694,659
Electric 0.1%
American Electric Power Co., Inc. 3.65%, due 12/1/21		$100,000	103,549
LG&E & KU Energy LLC 4.375%, due 10/1/21		100,000	102,869
Sempra Energy 0.70% (3 Month LIBOR + 0.45%), due 3/15/21 (b)		100,000	100,136
			306,554
Food 0.2%
Campbell Soup Co. 3.30%, due 3/15/21		300,000	303,408
Conagra Brands, Inc. 3.25%, due 9/15/22 (g)		200,000	210,283
Danone S.A. (a)
2.077%, due 11/2/21		200,000	203,104
3.00%, due 6/15/22		200,000	207,530
			924,325
Gas 0.3%
Southern Co. Gas Capital Corp. 3.50%, due 9/15/21		1,400,000	1,429,902

Home Builders 0.0% ‡
D.R. Horton, Inc. 5.75%, due 8/15/23		100,000	112,720

Home Furnishing 0.2%
Panasonic Corp. 2.536%, due 7/19/22 (a)		800,000	825,563

Media 0.2%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.464%, due 7/23/22		600,000	635,242
COX Communications, Inc. 3.25%, due 12/15/22 (a)		200,000	210,817
			846,059
Miscellaneous - Manufacturing 0.1%
Textron, Inc. 0.793% (3 Month LIBOR + 0.55%), due 11/10/20 (b)		580,000	580,016

Oil & Gas 0.1%
Petrobras Global Finance B.V. 5.093%, due 1/15/30		543,000	570,612
YPF S.A 35.642% (BADLARPP Index + 6.00%), due 3/4/21 (b)(h)	ARS	3,130,000	39,753
			610,365
Pharmaceuticals 0.2%
Cigna Corp. 3.75%, due 7/15/23		$133,000	144,128
CVS Health Corp.
2.125%, due 6/1/21		800,000	808,408
3.70%, due 3/9/23		87,000	93,228
			1,045,764
Semiconductors 0.1%
NXP B.V. / NXP Funding LLC 3.875%, due 9/1/22 (a)		400,000	422,767

Telecommunications 0.1%
Sprint Corp. 7.25%, due 9/15/21		300,000	313,875
Telstra Corp., Ltd. 4.80%, due 10/12/21 (a)		300,000	313,354
			627,229
Trucking & Leasing 0.0% ‡
Penske Truck Leasing Co., L.P. / PTL Finance Corp. 3.65%, due 7/29/21 (a)		200,000	204,673
Total Corporate Bonds (Cost $30,931,737)			32,053,276

Foreign Government Bonds 6.9%
Argentina 0.0% ‡
Argentina Bocon 29.406%, due 10/4/22 (d)(h)	ARS	50,887	851
Bonos del Tesoro Nacional en Pesos 31.641% (BADLARPP Index + 2.00%), due 4/3/22 (b)(h)		2,854,000	39,713
			40,564
Australia 0.5%
Australia Government Bond
Series Reg S 1.25%, due 2/21/22	AUD	980,000	836,673
Series Reg S 3.00%, due 9/20/25		1,450,000	1,542,712
			2,379,385
Brazil 0.6%
Brazil Letras do Tesouro Nacional (zero coupon), due 10/1/20	BRL	13,706,000	2,440,570

Canada 0.2%
Canadian Government Real Return Bond 4.25%, due 12/1/26	CAD	937,308	928,706

France 1.2%
French Republic Government Bond OAT
Series Reg S 0.10%, due 3/1/26 (a)	EUR	3,093,614	3,855,702
Series Reg S 0.25%, due 7/25/24		1,382,797	1,704,593
			5,560,295
Italy 2.4%
Italy Buoni Poliennali Del Tesoro Series Reg S 1.40%, due 5/26/25 (a)		8,875,970	10,867,643

Japan 1.0%
Japanese Government CPI Linked Bond
0.10%, due 3/10/28	JPY	208,850,580	1,976,323
0.10%, due 3/10/29		263,518,110	2,494,883
			4,471,206
New Zealand 0.6%
New Zealand Government Inflation Linked Bond
Series Reg S 2.00%, due 9/20/25	NZD	1,800,000	1,491,833
Series Reg S 2.50%, due 9/20/35		800,000	827,900
Series Reg S		500,000	493,126
3.00%, due 9/20/30
			2,812,859
Peru 0.3%
Peru Government Bond
Series Reg S 5.94%, due 2/12/29	PEN	1,300,000	423,206
Series Reg S 6.15%, due 8/12/32		2,600,000	827,798
			1,251,004
Qatar 0.1%
Qatar Government International Bond Series Reg S 3.875%, due 4/23/23		$300,000	321,900
Total Foreign Government Bonds (Cost $29,901,865)			31,074,132

Mortgage-Backed Securities 3.6%
Agency (Collateralized Mortgage Obligations) 0.7%
Federal Home Loan Mortgage Corporation REMIC (Collateralized Mortgage Obligations) Series 4779, Class WF 0.506% (1 Month LIBOR + 0.35%), due 7/15/44 (b)		305,199	306,649
Federal Home Loan Mortgage Corporation Strips Series 278, Class F1 0.602% (1 Month LIBOR + 0.45%), due 9/15/42 (b)		407,825	412,998
Federal National Mortgage Association REMICS REMIC, Series 2019-5, Class FA 0.548% (1 Month LIBOR + 0.40%), due 3/25/49 (b)		1,330,156	1,336,850
Government National Mortgage Association REMIC, Series 2018-H15, Class FG 0.599% (12 Month LIBOR + 0.15%), due 8/20/68 (b)		571,406	565,338
Government National Mortgage Association (Mortgage Pass-Through Securities) Series 2017-H10, Class FB 1.904% (12 Month LIBOR + 0.75%), due 4/20/67 (b)		328,688	335,493
			2,957,328
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.2%
AREIT CRE Trust Series 2020-CRE4, Class A 2.772% (1 Month LIBOR + 2.62%), due 4/14/37 (a)(b)		400,000	404,155
Citigroup Commercial Mortgage Trust Series 2020-WSS, Class A 2.102% (1 Month LIBOR + 1.95%), due 2/15/39 (a)(b)		585,982	578,779
			982,934
Whole Loan (Collateralized Mortgage Obligations) 2.7%
CHL Mortgage Pass-Through Trust Series 2007-1, Class A1 6.00%, due 3/25/37		39,281	31,739
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 3.921%, due 3/25/37 (i)		346,340	332,129
Citigroup Mortgage Loan Trust, Inc.
Series 2019-B, Class A1 3.258%, due 4/25/66 (a)(d)		268,774	271,825
Series 2004-NCM2, Class 1CB1 5.50%, due 8/25/34		232,841	238,404
Countrywide Alternative Loan Trust
Series 2005-29CB, Class A4 5.00%, due 7/25/35		46,129	37,943
Series 2007-1T1, Class 1A1 6.00%, due 3/25/37		696,131	443,757
Credit Suisse Mortgage Trust (a)
Series 2019-RPL9, Class A1 3.05%, due 10/27/59 (d)		963,756	969,068
Series 2019-RPL4, Class A1 3.507%, due 8/26/58		272,366	274,157
Eurosail-UK PLC (b)
Series 2007-3A, Class A3C 1.01% (3 Month LIBOR + 0.95%), due 6/13/45 (a)	GBP	43,932	56,214
Series 2007-3X, Class A3C, Reg S 1.01% (3 Month LIBOR + 0.95%), due 6/13/45		43,932	56,215
Series 2007-3X, Class A3A, Reg S 1.01% (3 Month LIBOR + 0.95%), due 6/13/45		164,765	210,832
GreenPoint Mortgage Funding Trust Series 2006-AR4, Class A6A 0.328% (1 Month LIBOR + 0.18%), due 9/25/46 (b)		$96,521	88,241
IndyMac INDX Mortgage Loan Trust (b)
Series 2005-AR14, Class 1A1A 0.428% (1 Month LIBOR + 0.28%), due 7/25/35		1,013,289	835,748
Series 2005-AR12 Class 2A1A 0.628% (1 Month LIBOR + 0.48%), due 7/25/35		143,672	134,454
Lehman XS Trust Series 2007-20N, Class A1 1.298% (1 Month LIBOR + 1.15%), due 12/25/37 (b)		49,445	45,861
Merrill Lynch Mortgage Investors Trust Series 2005-A4, Class 1A 3.32%, due 7/25/35 (i)		195,555	137,438
New Residential Mortgage Loan Trust Series 2019-RPL3, Class A1 2.75%, due 7/25/59 (a)(d)		356,343	374,747
OBX Trust Series 2018-1, Class A2 0.798% (1 Month LIBOR + 0.65%), due 6/25/57 (a)(b)		56,645	56,560
Opteum Mortgage Acceptance Corporation Series 2005-2, Class M7 1.948% (1 Month LIBOR + 1.80%), due 4/25/35 (b)		100,000	95,378
Paragon Mortgages No.13 PLC Series 13X, Class A1, Reg S 0.322% (3 Month LIBOR + 0.24%), due 1/15/39 (b)	GBP	1,922,358	2,412,021
Residential Asset Securitization Trust Series 2006-A10, Class A5 6.50%, due 9/25/36		$252,993	155,352
Residential Mortgage Securities Series 32A, Class A 1.315% (SONIA3M IR + 1.25%), due 6/20/70 (a)(b)	GBP	200,000	259,181
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-OPT1, Class A2 0.358% (1 Month LIBOR + 0.21%), due 11/25/35 (b)		$1,042,430	1,032,162
Thornburg Mortgage Securities Trust Series 2004-2, Class A1 0.768% (1 Month LIBOR + 0.62%), due 6/25/44 (b)		881,135	846,488
Towd Point Mortgage Funding Series 2019-GR4A, Class A1 1.101% (3 Month LIBOR + 1.025%), due 10/20/51 (a)(b)	GBP	1,067,447	1,380,679
Trinity Square PLC Series 2015-1A, Class A 1.232% (3 Month LIBOR + 1.15%), due 7/15/51 (a)(b)		507,666	655,706
Washington Mutual Mortgage Pass-Through Certificates
Series 2007-HY1, Class A2A 0.308% (1 Month LIBOR + 0.16%), due 2/25/37 (b)		$626,449	541,662
Series 2006-5, Class 2CB1 6.00%, due 7/25/36		44,323	38,617
			12,012,578
Total Mortgage-Backed Securities (Cost $16,456,225)			15,952,840

U.S. Government & Federal Agencies 119.8%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 6.7%
2.00%, due 1/1/50 (j)		6,300,000	6,490,871
2.50%, due 9/1/49 TBA (j)		22,000,000	23,007,708
4.00%, due 2/1/50		727,563	782,979
			30,281,558
Federal National Mortgage Association (Mortgage Pass-Through Securities) 6.4%
2.371% (12 Month Monthly Treasury Average Index + 1.20%), due 6/1/43 (b)		223,761	224,220
3.00%, due 4/1/49 TBA (j)		8,500,000	8,905,908
3.366% (1 Year Treasury Constant Maturity Rate + 2.36%), due 11/1/34 (b)		261,583	276,588
3.50%, due 1/1/49 TBA (j)		12,900,000	13,616,175
4.00%, due 11/1/27 TBA (j)		5,000,000	5,338,184
4.00%, due 5/1/50		10,982	11,691
4.105% (11th District Cost of Funds Index + 1.926%), due 12/1/36 (b)		185,725	194,733
			28,567,499
Government National Mortgage Association (Mortgage Pass-Through Securities) 1.7%
2.50%, due 11/1/49
TBA (j)		7,400,000	7,757,859

United States Treasury Notes 0.1%
1.75%, due 12/31/24		330,000	351,257

United States Treasury Inflation - Indexed Bonds 43.0%
0.125%, due 10/15/24		6,058,260	6,430,867
0.125%, due 7/15/30 (k)		14,775,995	16,436,756
0.25%, due 2/15/50		2,599,685	3,072,774
0.375%, due 7/15/27 (k)		19,619,742	21,816,616
0.625%, due 2/15/43		2,005,651	2,474,785
0.75%, due 2/15/42		3,932,392	4,953,432
0.75%, due 2/15/45		1,661,181	2,117,746
0.875%, due 2/15/47 (k)		12,283,717	16,365,334
1.00%, due 2/15/46		4,909,052	6,632,909
1.00%, due 2/15/48		2,634,729	3,639,631
1.00%, due 2/15/49 (k)		3,141,430	4,390,189
1.375%, due 2/15/44 (k)		16,563,939	23,596,064
1.75%, due 1/15/28 (k)		14,377,842	17,516,068
2.00%, due 1/15/26		11,274,490	13,281,658
2.125%, due 2/15/40		4,147,052	6,361,351
2.125%, due 2/15/41		5,713,697	8,885,245
2.375%, due 1/15/25 (k)		12,496,023	14,509,786
2.375%, due 1/15/27		25,692	31,682
2.50%, due 1/15/29		6,431,178	8,403,406
3.375%, due 4/15/32		477,250	724,926
0.125%, due 1/15/30		10,834,527	11,977,231
			193,618,456
United States Treasury Inflation - Indexed Notes 61.9%
0.125%, due 4/15/21 (k)		17,154,255	17,228,634
0.125%, due 1/15/22		10,335,557	10,499,877
0.125%, due 4/15/22 (k)		46,188,793	47,007,923
0.125%, due 7/15/22 (k)		4,306,459	4,418,158
0.125%, due 1/15/23		13,168,298	13,574,149
0.125%, due 7/15/26 (k)		17,307,450	18,775,203
0.25%, due 7/15/29 (k)		25,365,535	28,381,325
0.375%, due 7/15/23		6,380,748	6,695,174
0.375%, due 1/15/27 (k)		14,996,765	16,502,886
0.50%, due 4/15/24 (k)		9,678,391	10,276,359
0.50%, due 1/15/28 (k)		17,244,543	19,357,673
0.625%, due 7/15/21		2,045,950	2,075,800
0.625%, due 4/15/23		10,262,530	10,737,973
0.625%, due 1/15/24 (l)		8,688,895	9,233,987
0.625%, due 1/15/26 (k)		26,821,040	29,569,673
0.75%, due 7/15/28 (k)		16,527,283	19,045,542
0.875%, due 1/15/29		11,275,283	13,137,907
1.125%, due 1/15/21		2,013,225	2,025,886
			278,544,129
Total U.S. Government & Federal Agencies (Cost $501,080,302)			539,120,758
Total Long-Term Bonds (Cost $614,568,712)			649,551,217

	Shares
Short-Term Investments 1.1%
Affiliated Investment Company 0.6%
MainStay U.S. Government Liquidity Fund, 0.02% (m)	2,843,087	2,843,087
Total Affiliated Investment Company (Cost $2,843,087)		2,843,087

Unaffiliated Investment Company 0.0% ‡
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09% (m)(n)	1,073	1,073
Total Unaffiliated Investment Company (Cost $1,073)		1,073

	Principal Amount
Repurchase Agreement 0.5%
Credit Agricole Corp. 0.11%, dated 9/30/20 due 10/1/20 Proceeds at Maturity $2,100,007 (Collateralized by a United States Treasury Note with a rate of 2.25% and a maturity date of 8/15/49, with a Principal Amount of $1,781,000 and a Market Value of $2,145,409)	$2,100,000	2,100,000
Total Repurchase Agreement (Cost $2,100,000)		2,100,000
Total Short-Term Investments (Cost $4,944,160)		4,944,160
Total Investments Excluding Purchased Options (Cost $614,608,709)	145.5%	654,495,378
Total Purchased Options (Cost $9,493)	0.00%	5,979
Total Investments (Cost $614,618,202)	145.5%	654,501,356
Other Assets, Less Liabilities	(45.5)	(204,581,252)
Net Assets	100.0%	$449,920,104

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of September 30, 2020.
(c)	Step coupon - Rate shown was the rate in effect as of September 30, 2020.
(d)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of September 30, 2020.
(e)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Fixed to floating rate - Rate shown was the rate in effect as of September 30, 2020.
(g)	All or a portion of this security was held on loan. As of September 30, 2020, the aggregate market value of securities on loan was $1,053. The Portfolio received cash collateral with a value of $1,073.
(h)	Illiquid security - As of September 30, 2020, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $80,317, which represented less than one-tenth of a percent of the Portfolio's net assets.
(i)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of September 30, 2020.
(j)	TBA- Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of September 30, 2020, the total net market value of these securities was $65,116,705, which represented 14.5% of the Portfolio's net assets. All or a portion of these securities are a part of a mortgage dollar roll agreement.
(k)	Delayed delivery security.
(l)	Security, or a portion thereof, was maintained in a segregated account at the Portfolio's custodian as collateral for swap contracts.
(m)	Current yield as of September 30, 2020.
(n)	Represents a security purchased with cash collateral received for securities on loan.

Foreign Currency Forward Contracts

As of September 30, 2020, the Portfolio held the following foreign currency forward contracts[1,2]:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	13,706,000	USD	2,429,840	JPMorgan Chase Bank N.A.*	10/2/20	$10,730
BRL	13,706,000	USD	2,428,635	Societe Generale*	10/2/20	11,936
DKK	48,737,943	USD	7,623,035	Bank of America, N.A	10/1/20	52,352
GBP	1,819,000	USD	2,345,636	JPMorgan Chase Bank N.A.	10/2/20	1,510
JPY	359,790,216	USD	3,405,492	Morgan Stanley & Co.	10/2/20	5,974
USD	2,373,727	AUD	3,218,000	JPMorgan Chase Bank N.A.	10/2/20	68,836
USD	2,504,614	BRL	13,706,000	JPMorgan Chase Bank N.A.*	10/2/20	64,044
USD	888,063	CAD	1,159,000	JPMorgan Chase Bank N.A.	10/2/20	17,646
USD	20,510,848	EUR	17,176,000	Bank of America, N.A	10/2/20	372,852
USD	1,820,720	EUR	1,531,000	Morgan Stanley & Co.	10/2/20	25,700
USD	105,161	GBP	81,000	JPMorgan Chase Bank N.A.	10/2/20	643
USD	7,504,564	GBP	5,611,000	Morgan Stanley & Co.	10/2/20	264,414
USD	98,286	GBP	76,000	Societe Generale	10/2/20	220
USD	1,312,004	JPY	138,233,415	Morgan Stanley & Co.	11/4/20	824
USD	2,630,279	NZD	3,913,000	Morgan Stanley & Co.	10/2/20	41,635
USD	1,291,342	PEN	4,457,841	Bank of America, N.A.*	10/5/20	54,304
USD	1,239,012	PEN	4,457,841	JPMorgan Chase Bank N.A.*	10/23/20	1,974
Total unrealized appreciation						995,594

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	13,706,000	USD	2,440,006	Morgan Stanley & Co.*	11/4/20	(1,449)
JPY	138,233,415	USD	1,311,512	Morgan Stanley & Co.	10/2/20	(808)
PEN	4,457,841	USD	1,239,322	JPMorgan Chase Bank N.A.*	10/5/20	(2,285)
USD	2,429,840	BRL	13,706,000	Societe Generale*	10/2/20	(10,730)
USD	2,426,863	BRL	13,706,000	Societe Generale*	11/4/20	(11,694)
USD	7,631,561	DKK	48,737,943	Bank of America, N.A	12/1/20	(51,901)
USD	996,067	DKK	6,562,789	JPMorgan Chase Bank N.A.	10/1/20	(37,459)
USD	1,319,784	DKK	8,404,727	JPMorgan Chase Bank N.A.	12/1/20	(5,208)
USD	6,312,121	DKK	41,737,194	Morgan Stanley & Co.	10/1/20	(260,769)
USD	1,356,752	DKK	8,987,344	Societe Generale	10/1/20	(58,600)
USD	2,833,171	JPY	300,100,000	Bank of America, N.A	10/2/20	(12,322)
USD	1,866,375	JPY	197,923,631	Morgan Stanley & Co.	10/2/20	(10,301)
USD	3,406,749	JPY	359,790,216	Morgan Stanley & Co.	11/4/20	(5,954)
USD	2,577,927	NZD	3,913,000	Morgan Stanley & Co.	11/3/20	(10,676)
Total unrealized depreciation						(480,156)
Net unrealized appreciation						$515,438

*	Non-deliverable forward.
1.	As of September 30, 2020, cash collateral of $1,344,000 was due to a broker for foreign currency forward contracts.
2.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.

Futures Contracts

As of September 30, 2020, the Portfolio held the following futures contracts[1]:

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
10-Year United States Treasury Ultra Note	58	December 2020	$9,251,402	$9,275,469	$24,067
5-Year United States Treasury Note	483	December 2020	60,808,627	60,873,094	64,467
Euro BOBL	62	December 2020	9,812,619	9,825,762	13,144
Euro Bund	63	December 2020	12,826,976	12,890,804	63,828
United States Treasury Ultra Bond	13	December 2020	2,869,378	2,883,563	14,184
Total Long Contracts					179,690

Short Contracts
10-Year Australia Government Bond	(7)	December 2020	(742,236)	(749,018)	(6,782)
10-Year Japan Government Bond	(3)	December 2020	(4,315,545)	(4,326,838)	(11,293)
10-Year United States Treasury Note	(607)	December 2020	(84,486,209)	(84,695,469)	(209,259)
2-Year United States Treasury Note	(148)	December 2020	(32,692,617)	(32,702,219)	(9,602)
3-Year Australia Government Bond	(13)	December 2020	(1,089,308)	(1,092,269)	(2,961)
Euro Schatz	(583)	December 2020	(76,726,509)	(76,754,507)	(27,998)
Euro-BTP	(38)	December 2020	(6,506,268)	(6,575,145)	(68,877)
Euro-Buxl 30 Year Bond	(23)	December 2020	(5,908,559)	(6,004,866)	(96,307)
United States Treasury Long Bond	(102)	December 2020	(18,002,936)	(17,980,688)	22,249
Total Short Contracts					(410,830)
Net Unrealized Depreciation					$(231,140)

1. As of September 30, 2020, cash in the amount of $1,163,046 was on deposit with a broker or futures commission merchant for futures transactions.
2. Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2020.

Purchased Options on Futures Contracts
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount		Premium Paid (Received)	Market Value
Call- 10-Year United States Treasury Note	Morgan Stanley & Co., LLC	$156.00	10/23/2020	40		$40,000	$330	$40
Call- 10-Year United States Treasury Note	Morgan Stanley & Co., LLC	154.00	10/23/2020	350		350,000	2,891	350
Call- Euro BOBL	Morgan Stanley & Co., LLC	117.00	11/20/2020	577	EUR	57,700,000	3,964	3,382
Call- Euro Schatz	Morgan Stanley & Co., LLC	116.90	11/20/2020	17		1,700,000	117	100
							$7,302	$3,872

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount		Premium Paid (Received)	Market Value
Put- Euro BOBL	Morgan Stanley & Co., LLC	$123.00	11/20/2020	10	EUR	1,000,000	$69	$59
Put- Euro BOBL	Morgan Stanley & Co., LLC	129.75	10/23/2020	91		9,100,000	625	533
Put- Euro Bund	Morgan Stanley & Co., LLC	157.00	11/20/2020	63		6,300,000	776	739
							$1,470	$1,331

Purchased Swaption
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premium Paid (Received)	Market Value
Put- Markit CDX N.A.	Credit Suisse International	$2.20	12/16/2020	3,600,000	$3,600,000	$720	$776
						$720	$776

Written Inflation-Capped Options
Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Number of Contracts	Notional Amount	Premium Paid (Received)	Market Value
Cap-OTC USA Non-Revised Consumer Price Index-Urban (CPI-U), American Style - Call	JPMorgan Chase Bank N.A.	238.643	Maximum of [0, Final Index/Initial Index –(1 + 4.000%)10]	05/16/2024	(300,000)	$(300,000)	$(35,068)	$—
Floor-OTC USA Non-Revised Consumer Price Index-Urban (CPI-U), American Style - Put	JPMorgan Chase Bank N.A.	234.781	Maximum of [0, Final Index/Initial Index]	10/02/2020	(1,900,000)	(1,900,000)	(2,085)	(13)
							$(37,153)	$(13)

Written Options on Futures Contracts
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premium Paid (Received)	Market Value
Call- Federal National Mortgage Association	JPMorgan Chase Bank N.A.	$103.60	10/7/2020	(1,500,000)	$(1,500,000)	$(3,516)	$(53)
						$(3,516)	$(53)

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premium Paid (Received)	Market Value
Put- Federal National Mortgage Association	JPMorgan Chase Bank N.A.	$102.29	10/7/2020	(2,000,000)	$(2,000,000)	$(6,250)	$(170)
Put- Federal National Mortgage Association	JPMorgan Chase Bank N.A.	101.60	10/7/2020	(1,500,000)	(1,500,000)	(5,391)	(33)
Put- Federal National Mortgage Association	JPMorgan Chase Bank N.A.	101.98	10/7/2020	(400,000)	(400,000)	(1,313)	(19)
Put- Federal National Mortgage Association	JPMorgan Chase Bank N.A.	101.84	10/7/2020	(300,000)	(300,000)	(996)	(11)
						$(13,950)	$(233)

Written Swaptions
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount		Premium Paid (Received)	Market Value
Call- Markit iTraxx Europe	Bank of America, N.A.	$0.48	12/16/2020	(1,500,000)	EUR	(1,500,000)	$(1,161)	$(583)
Call- Markit iTraxx Europe	Bank of America, N.A.	0.45	12/16/2020	(1,000,000)		(1,000,000)	(681)	(246)
Call- Markit iTraxx Europe	Bank of America, N.A.	0.45	12/16/2020	(1,000,000)		(1,000,000)	(589)	(246)
Call- Markit iTraxx Europe	Bank of America, N.A.	0.48	11/18/2020	(500,000)		(500,000)	(385)	(104)
							$(2,816)	$(1,179)

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount		Premium Paid (Received)	Market Value
Put- Markit CDX N.A. I.G. Series 34	Morgan Stanley & Co., LLC	$1.00	11/18/2020	(1,400,000)		$(1,400,000)	$(2,380)	$(3,979)
Put- Markit CDX N.A. I.G. Series 34	Morgan Stanley & Co., LLC	0.90	10/21/2020	(1,600,000)		(1,600,000)	(1,600)	(3,632)
Put- Markit CDX N.A. I.G. Series 34, 5 Year	Morgan Stanley & Co., LLC	0.95	12/16/2020	(600,000)		(600,000)	(1,275)	(2,853)
Put- Markit iTraxx Europe	Bank of America, N.A.	0.85	12/16/2020	(1,500,000)	EUR	(1,500,000)	(1,896)	(3,466)
Put- Markit iTraxx Europe	Bank of America, N.A.	0.95	12/16/2020	(2,100,000)		(2,100,000)	(3,698)	(3,332)
Put- Markit iTraxx Europe	Bank of America, N.A.	0.80	12/16/2020	(1,000,000)		(1,000,000)	(1,590)	(2,711)
Put- Markit iTraxx Europe	Bank of America, N.A.	0.80	12/16/2020	(1,000,000)		(1,000,000)	(1,451)	(2,711)
Put- Markit iTraxx Europe	Bank of America, N.A.	0.90	11/18/2020	(500,000)		(500,000)	(532)	(560)
							$(14,422)	$(23,244)

Swap Contracts

As of September 30, 2020, the Portfolio held the following centrally cleared interest rate swap agreements[1]:

Notional Amount	Currency	Expiration Date	Payments made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/Received	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation/ (Depreciation)
$14,000,000	JPY	9/20/2027	Fixed 0.30%	6-Month JPY-LIBOR	Semi-Annually/ Quarterly	$176	$(3,075)	$(2,899)
50,000,000	JPY	3/20/2028	Fixed 0.30%	6-Month JPY-LIBOR	Semi-Annually/ Quarterly	658	(11,486)	(10,828)
1,600,000	NZD	3/21/2028	Fixed 3.25%	3-Month NZD Bank Bill	Semi-Annually/ Quarterly	(3,595)	(231,964)	(235,559)
106,980,000	JPY	3/20/2029	Fixed 0.45%	6-Month JPY-LIBOR	Semi-Annually/ Quarterly	4,125	(39,255)	(35,130)
						$1,364	$(285,780)	$(284,416)

As of September 30, 2020, the Portfolio held the following open centrally cleared inflation swap agreements[1]:

Notional Amount	Currency	Expiration Date	Payments made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/Received	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation / (Depreciation)
$1,300,000	USD	11/23/2020	Fixed 2.027%	12-Month USD-CPI	At Maturity	$—	$(5,181)	$(5,181)
1,300,000	USD	11/25/2020	Fixed 2.021%	12-Month USD-CPI	At Maturity	—	(5,043)	(5,043)
300,000	USD	8/7/2021	12-Month USD-CPI	Fixed 1.69%	At Maturity	17	(1,953)	(1,936)
2,300,000	USD	8/14/2021	12-Month USD-CPI	Fixed 1.825%	At Maturity	—	(9,634)	(9,634)
1,200,000	USD	8/14/2021	12-Month USD-CPI	Fixed 1.84%	At Maturity	52	(4,846)	(4,794)
4,200,000	USD	8/26/2021	12-Month USD-CPI	Fixed 1.863%	At Maturity	431	(9,153)	(8,722)
4,600,000	USD	9/20/2021	Fixed 1.58%	12-Month USD-CPI	At Maturity	—	(27,899)	(27,899)
5,100,000	EUR	5/15/2022	Fixed 0.09%	12-Month EUR-CPI	At Maturity	—	7,173	7,173
1,100,000	EUR	7/15/2022	Fixed 0.33%	12-Month EUR-CPI	At Maturity	(67)	2,406	2,339
1,100,000	USD	4/27/2023	Fixed 2.263%	12-Month USD-CPI	At Maturity	—	(42,141)	(42,141)
510,000	USD	5/9/2023	Fixed 2.263%	12-Month USD-CPI	At Maturity	—	(19,343)	(19,343)
780,000	USD	5/10/2023	Fixed 2.281%	12-Month USD-CPI	At Maturity	—	(30,325)	(30,325)
2,800,000	EUR	3/15/2024	Fixed 1.03%	12-Month EUR-CPI	At Maturity	777	(119,164)	(118,387)
2,200,000	GBP	9/15/2024	UK RPI	Fixed 3.85%	At Maturity	(296)	63,755	63,459
6,800,000	GBP	1/15/2025	UK RPI	Fixed 3.33%	At Maturity	(187,594)	113,795	(73,799)
3,100,000	GBP	8/15/2025	UK RPI	Fixed 3.473%	At Maturity	—	(7,611)	(7,611)
800,000	EUR	6/15/2027	12-Month EUR-CPI	Fixed 1.36%	At Maturity	8,433	58,399	66,832
1,000,000	EUR	3/15/2028	12-Month EUR-CPI	Fixed 1.535%	At Maturity	(101)	98,336	98,235
510,000	USD	5/9/2028	12-Month USD-CPI	Fixed 2.353%	At Maturity	—	34,978	34,978
770,000	USD	5/9/2028	12-Month USD-CPI	Fixed 2.36%	At Maturity	—	53,505	53,505
2,600,000	USD	11/4/2029	12-Month USD-CPI	Fixed 1.76%	At Maturity	1,287	(14,169)	(12,882)
4,200,000	GBP	1/15/2030	UK RPI	Fixed 3.39%	At Maturity	32,222	26,395	58,617
2,200,000	USD	5/19/2030	12-Month USD-CPI	Fixed 1.28%	At Maturity	—	(133,098)	(133,098)
3,460,000	GBP	6/15/2030	UK RPI	Fixed 3.40%	At Maturity	(10,784)	239,854	229,070
200,000	EUR	3/15/2033	Fixed 1.71%	12-Month EUR-CPI	At Maturity	326	(32,651)	(32,325)
						$(155,297)	$236,385	$81,088

As of September 30, 2020, the Portfolio held the following centrally cleared credit default swap contracts[1]:

Reference Obligation	Termination Date	Buy/Sell Protection[2]	Notional Amount (000)[3]	(Pay)/Receive Fixed Rate[4]	Payment Frequency Paid/Received	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation / (Depreciation)[5]
Daimler AG 0.625%, 03/05/20	12/20/2020	Buy	150	(1.00)%	Quarterly	$(361)	$316	$(45)
General Electric Co. 2.70%, 10/09/22	12/20/2020	Sell	100	1.00%	Quarterly	306	97	403
General Electric Co. 2.70%, 10/09/22	12/20/2023	Sell	100	1.00%	Quarterly	3,111	(224)	2,887
CDX North American High Yield Series 34	6/20/2025	Sell	3,956	5.00%	Quarterly	(226,674)	(193,045)	(419,719)
CDX North American High Yield Series 35	12/20/2025	Sell	400	5.00%	Quarterly	16,633	(16,528)	105
						$(206,985)	$(209,384)	$(416,369)

1	As of September 30, 2020, cash in the amount of $792,000 was on deposit with a broker for centrally cleared swap agreements.
2

Buy-Portfolio pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell-Portfolio receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

3	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap contract.
4	The annual fixed rate represents the interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.
5	Represents the difference between the value of the credit default swap contracts at the time they were opened and the value at September 30, 2020.

The following abbreviations are used in the preceding pages:
ARS	—Argentine Peso
AUD	—Australian Dollar
BADLARPP	—Average rate on 30-day deposits of at least 1 million Argentinian Pesos
BRL	—Brazilian Real
BTP	—Buoni del Tesoro Poliennali (Eurex Exchange index)
CAD	—Canadian Dollar
DKK	—Danish Krone
EUAM	—European Union Advisory Mission
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
GBP	—British Pound Sterling
JPY	—Japanese Yen
LIBOR	—London Interbank Offered Rate
NZD	—New Zealand Dollar
PEN	—Peruvian Sol
REMIC	—Real Estate Mortgage Investment Conduit
TBA	—To Be Announced
USD	—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020, for valuing the Portfolio's assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$31,350,211	$—	$31,350,211
Corporate Bonds	—	32,053,276	—	32,053,276
Foreign Government Bonds	—	31,074,132	—	31,074,132
Mortgage-Backed Securities	—	15,952,840	—	15,952,840
U.S. Government & Federal Agencies	—	539,120,758	—	539,120,758
Total Long-Term Bonds	—	649,551,217	—	649,551,217
Purchased Options	5,979	—	—	5,979
Short-Term Investments
Affiliated Investment Company	2,843,087	—	—	2,843,087
Repurchase Agreement	—	2,100,000	—	2,100,000
Unaffiliated Investment Company	1,073	—	—	1,073
Total Short-Term Investments	2,844,160	2,100,000	—	4,944,160
Total Investments in Securities	2,849,363	651,651,993	—	654,501,356
Other Financial Instruments
Credit Default Swap Contracts (b)	—	3,395	—	3,395
Foreign Currency Forward Contracts (b)	—	995,594	—	995,594
Futures Contracts (b)	201,939	—	—	201,939
Inflation Swap Contracts (b)	—	614,208	—	614,208
Total Other Financial Instruments	201,939	1,613,197	—	1,815,136
Total Investments in Securities and Other Financial Instruments	$3,051,302	$653,265,190	$—	$656,316,492

Liability Valuation Inputs
Other Financial Instruments
Foreign Currency Forward Contracts (b)	$—	$(480,156)	$—	$(480,156)
Futures Contracts (b)	(433,079)	—	—	(433,079)
Credit Default Swap Contracts (b)	—	(419,764)	—	(419,764)
Inflation Swap Contracts (b)	—	(533,120)	—	(533,120)
Interest Rate Swap Contracts (b)	—	(284,416)	—	(284,416)
Written Options	—	(24,709)	—	(24,709)
Total Other Financial Instruments	$(433,079)	$(1,742,165)	$—	$(2,175,244)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

Sale-Buyback Transactions :

Counterparty	Borrowing Rate (a)	Borrowing Date	Maturity Date	Amount Borrowed (a)	Payable for Sale-Buyback Transcations (b)
Barclays Capital Inc.	0.15%	9/24/2020	10/1/2020	$1,785,988	$1,785,988
Barclays Capital Inc.	0.19%	8/3/2020	10/2/2020	116,638	116,664
Barclays Capital Inc.	0.17%	9/18/2020	10/2/2020	596,489	596,581
Barclays Capital Inc.	0.18%	9/24/2020	10/2/2020	3,469,771	3,470,096
Barclays Capital Inc.	0.18%	9/24/2020	10/2/2020	10,295,611	10,296,636
Barclays Capital Inc.	0.18%	9/28/2020	10/2/2020	14,049,373	14,050,757
Barclays Capital Inc.	0.18%	9/28/2020	10/2/2020	14,541,263	14,543,276
Barclays Capital Inc.	0.18%	9/28/2020	10/2/2020	16,394,494	16,395,925
Barclays Capital Inc.	0.18%	9/28/2020	10/2/2020	16,410,890	16,412,360
Barclays Capital Inc.	0.18%	9/28/2020	10/2/2020	16,488,008	16,489,617
Barclays Capital Inc.	0.18%	9/28/2020	10/2/2020	16,639,131	16,640,639
Barclays Capital Inc.	0.18%	9/28/2020	10/2/2020	17,543,118	17,545,231
Barclays Capital Inc.	0.18%	9/28/2020	10/2/2020	18,436,556	18,438,343
Barclays Capital Inc.	0.18%	9/24/2020	10/2/2020	18,748,904	18,750,630
Barclays Capital Inc.	0.19%	8/3/2020	10/2/2020	30,197,048	30,201,664
Barclays Capital Inc.	0.19%	8/3/2020	10/2/2020	42,666,926	42,673,951
Barclays Capital Inc.	0.19%	8/3/2020	10/2/2020	46,692,471	46,700,181
Barclays Capital Inc.	0.13%	9/22/2020	10/6/2020	2,569,167	2,570,711
Barclays Capital Inc.	0.17%	8/26/2020	10/7/2020	9,281,235	9,288,947
Barclays Capital Inc.	0.17%	8/27/2020	10/8/2020	10,238,899	10,248,715
Barclays Capital Inc.	0.18%	8/18/2020	10/19/2020	6,880,218	6,894,184
Barclays Capital Inc.	0.17%	8/25/2020	10/22/2020	3,180,347	3,188,085
				$317,222,545	$317,299,181

(a)	During the period ended September 30, 2020, the Portfolio’s average amount of borrowing was $150,711,410 at a weighted average interest rate of 0.88%.
(b)	Payable for sale-buyback transactions includes $76,636 of deferred price increase.

MainStay VP Small Cap Growth Portfolio

Portfolio of Investments  September 30, 2020 (Unaudited)

	Shares	Value
Common Stocks 97.4% †
Aerospace & Defense 2.9%
AeroVironment, Inc. (a)	25,170	$1,510,452
BWX Technologies, Inc.	66,950	3,769,954
Hexcel Corp.	72,809	2,442,742
Kratos Defense & Security Solutions, Inc. (a)	131,175	2,529,054
Mercury Systems, Inc. (a)	55,062	4,265,103
		14,517,305
Auto Components 0.4%
Fox Factory Holding Corp. (a)	28,641	2,128,885

Banks 1.0%
Bank OZK	42,432	904,650
Eagle Bancorp, Inc.	55,258	1,480,362
Prosperity Bancshares, Inc.	54,500	2,824,735
		5,209,747
Biotechnology 7.7%
Acceleron Pharma, Inc. (a)	19,159	2,155,962
Amicus Therapeutics, Inc. (a)	137,036	1,934,948
Biohaven Pharmaceutical Holding Co., Ltd. (a)	36,688	2,385,087
Blueprint Medicines Corp. (a)	59,907	5,553,378
Castle Biosciences, Inc. (a)	48,694	2,505,306
Coherus Biosciences, Inc. (a)	39,564	725,604
Fate Therapeutics, Inc. (a)	51,410	2,054,858
FibroGen, Inc. (a)	15,595	641,266
Global Blood Therapeutics, Inc. (a)	24,800	1,367,472
Iovance Biotherapeutics, Inc. (a)	33,905	1,116,153
Natera, Inc. (a)	77,149	5,573,244
Neurocrine Biosciences, Inc. (a)	31,600	3,038,656
Turning Point Therapeutics, Inc. (a)	36,356	3,176,060
Twist Bioscience Corp. (a)	47,443	3,604,245
Xencor, Inc. (a)	64,130	2,487,603
		38,319,842
Building Products 0.9%
Trex Co., Inc. (a)	65,576	4,695,242

Capital Markets 2.5%
Ares Management Corp., Class A	75,896	3,067,716
Evercore, Inc., Class A	20,252	1,325,696
Focus Financial Partners, Inc., Class A (a)	59,405	1,947,890
Hamilton Lane, Inc., Class A	56,642	3,658,507
Houlihan Lokey, Inc.	37,033	2,186,799
		12,186,608
Chemicals 2.1%
Avient Corp.	73,581	1,946,953
Ingevity Corp. (a)	48,507	2,398,186
Innospec, Inc.	23,145	1,465,542
Livent Corp. (a)	152,273	1,365,889
Quaker Chemical Corp.	18,700	3,360,577
		10,537,147
Commercial Services & Supplies 5.3%
IAA, Inc. (a)	144,855	7,542,600
MSA Safety, Inc.	22,759	3,053,575
Ritchie Brothers Auctioneers, Inc.	63,737	3,776,417
Tetra Tech, Inc.	43,336	4,138,588
Waste Connections, Inc.	75,097	7,795,069
		26,306,249
Consumer Finance 0.4%
LendingTree, Inc. (a)(b)	6,172	1,894,125

Diversified Consumer Services 3.7%
Bright Horizons Family Solutions, Inc. (a)	99,375	15,108,975
Chegg, Inc. (a)	43,920	3,137,645
		18,246,620
Diversified Telecommunication Services 2.6%
Cogent Communications Holdings, Inc.	80,371	4,826,278
GCI Liberty, Inc., Class A (a)	97,725	8,009,541
		12,835,819
Electrical Equipment 1.2%
Generac Holdings, Inc. (a)	14,260	2,761,307
TPI Composites, Inc. (a)	111,866	3,239,639
		6,000,946
Electronic Equipment, Instruments & Components 0.9%
Littelfuse, Inc.	10,100	1,791,134
Novanta, Inc. (a)	26,038	2,742,843
		4,533,977
Energy Equipment & Services 0.2%
Cactus, Inc., Class A	41,577	797,863

Entertainment 1.6%
Zynga, Inc., Class A (a)	890,232	8,118,916

Equity Real Estate Investment Trusts 2.5%
Americold Realty Trust	67,312	2,406,404
EastGroup Properties, Inc.	32,505	4,203,872
QTS Realty Trust, Inc., Class A	73,195	4,612,749
Terreno Realty Corp.	19,769	1,082,550
		12,305,575
Food & Staples Retailing 0.8%
Casey's General Stores, Inc.	22,265	3,955,377

Food Products 2.0%
Hain Celestial Group, Inc. (a)	211,403	7,251,123
Simply Good Foods Co. (a)	112,565	2,482,058
		9,733,181
Health Care Equipment & Supplies 5.0%
Cardiovascular Systems, Inc. (a)	68,952	2,713,261
CONMED Corp.	45,986	3,617,719
Establishment Labs Holdings, Inc. (a)(b)	71,792	1,330,306
Globus Medical, Inc., Class A (a)	82,356	4,078,269
Inari Medical, Inc. (a)	13,656	942,537
Integra LifeSciences Holdings Corp. (a)	62,129	2,933,731
LivaNova PLC (a)	28,352	1,281,794
Nevro Corp. (a)	9,617	1,339,648
OrthoPediatrics Corp. (a)(b)	51,367	2,358,773
Silk Road Medical, Inc. (a)	65,769	4,420,334
		25,016,372
Health Care Providers & Services 3.9%
Addus HomeCare Corp. (a)	42,914	4,055,802
Amedisys, Inc. (a)	27,774	6,566,607
Encompass Health Corp.	43,308	2,814,154
HealthEquity, Inc. (a)	48,697	2,501,565
Oak Street Health, Inc. (a)	27,443	1,466,554
Progyny, Inc. (a)	59,746	1,758,324
		19,163,006
Health Care Technology 2.5%
Accolade, Inc. (a)	32,563	1,265,724
Inspire Medical Systems, Inc. (a)	30,956	3,994,872
Omnicell, Inc. (a)	44,264	3,304,750
Phreesia, Inc. (a)	86,000	2,763,180
Tabula Rasa Healthcare, Inc. (a)(b)	25,061	1,021,737
		12,350,263
Hotels, Restaurants & Leisure 3.6%
Choice Hotels International, Inc.	19,302	1,659,200
Churchill Downs, Inc.	34,042	5,576,761
Shake Shack, Inc., Class A (a)	70,090	4,519,403
Vail Resorts, Inc.	18,400	3,937,048
Wingstop, Inc.	14,851	2,029,389
		17,721,801
Household Durables 1.2%
TopBuild Corp. (a)	33,459	5,711,117

Insurance 2.5%
Goosehead Insurance, Inc., Class A	59,185	5,124,829
Trupanion, Inc. (a)	92,964	7,334,860
		12,459,689
Interactive Media & Services 0.2%
Eventbrite, Inc., Class A (a)(b)	97,979	1,063,072

Internet & Direct Marketing Retail 1.4%
Etsy, Inc. (a)	18,615	2,264,142
MakeMyTrip, Ltd. (a)	152,937	2,349,112
Revolve Group, Inc. (a)(b)	59,983	985,521
Stitch Fix, Inc., Class A (a)(b)	49,384	1,339,788
		6,938,563
IT Services 4.9%
Endava PLC, Sponsored ADR (a)	56,198	3,548,904
Evo Payments, Inc., Class A (a)	205,612	5,109,458
Genpact, Ltd.	216,714	8,441,010
ManTech International Corp., Class A	25,761	1,774,418
MAXIMUS, Inc.	64,214	4,392,880
WEX, Inc. (a)	7,412	1,030,045
		24,296,715
Leisure Products 0.7%
Callaway Golf Co.	89,011	1,703,671
Clarus Corp.	113,195	1,598,313
		3,301,984
Life Sciences Tools & Services 4.7%
Adaptive Biotechnologies Corp. (a)	69,916	3,400,015
Bruker Corp.	60,303	2,397,044
Charles River Laboratories International, Inc. (a)	37,946	8,592,872
NeoGenomics, Inc. (a)	178,844	6,597,555
PRA Health Sciences, Inc. (a)	24,784	2,514,089
		23,501,575
Machinery 2.7%
ESCO Technologies, Inc.	12,380	997,333
IDEX Corp.	17,667	3,222,637
John Bean Technologies Corp.	50,786	4,666,726
Proto Labs, Inc. (a)	24,302	3,147,109
Woodward, Inc.	18,700	1,498,992
		13,532,797
Media 0.5%
New York Times Co., Class A	52,654	2,253,065

Multiline Retail 0.6%
Ollie's Bargain Outlet Holdings, Inc. (a)	36,684	3,204,347

Pharmaceuticals 1.7%
Catalent, Inc. (a)	71,003	6,082,117
Pacira BioSciences, Inc. (a)	38,960	2,342,275
		8,424,392
Professional Services 1.6%
ASGN, Inc. (a)	35,392	2,249,515
Huron Consulting Group, Inc. (a)	58,151	2,287,079
Upwork, Inc. (a)	195,974	3,417,787
		7,954,381
Road & Rail 0.8%
Knight-Swift Transportation Holdings, Inc.	31,839	1,295,847
Saia, Inc. (a)	21,120	2,664,077
		3,959,924
Semiconductors & Semiconductor Equipment 5.6%
CMC Materials, Inc.	16,366	2,337,228
Entegris, Inc.	111,892	8,318,051
Inphi Corp. (a)	39,828	4,470,693
Lattice Semiconductor Corp. (a)	131,600	3,811,136
Onto Innovation, Inc. (a)	75,220	2,240,052
Power Integrations, Inc.	44,361	2,457,599
Silicon Laboratories, Inc. (a)	42,528	4,161,365
		27,796,124
Software 11.7%
Anaplan, Inc. (a)	39,539	2,474,351
Aspen Technology, Inc. (a)	11,852	1,500,345
Blackline, Inc. (a)	48,207	4,320,793
Dynatrace, Inc. (a)	82,213	3,372,377
Envestnet, Inc. (a)	94,754	7,311,218
Everbridge, Inc. (a)	30,971	3,893,984
Globant S.A. (a)	41,660	7,466,305
Guidewire Software, Inc. (a)	11,110	1,158,440
Mimecast, Ltd. (a)	122,439	5,744,838
Nuance Communications, Inc. (a)	136,000	4,513,840
PROS Holdings, Inc. (a)	69,501	2,219,862
RealPage, Inc. (a)	29,895	1,723,148
Sumo Logic, Inc. (a)(b)	22,150	482,870
Workiva, Inc. (a)	104,050	5,801,828
Zendesk, Inc. (a)	35,006	3,602,817
Zuora, Inc., Class A (a)	238,017	2,461,096
		58,048,112
Specialty Retail 1.6%
National Vision Holdings, Inc. (a)	102,400	3,915,776
RH (a)	10,029	3,837,296
		7,753,072
Trading Companies & Distributors 1.3%
Siteone Landscape Supply, Inc. (a)	51,140	6,236,523
Total Common Stocks (Cost $378,533,252)		483,010,318

Short-Term Investments 3.4%
Affiliated Investment Company 2.6%
MainStay U.S. Government Liquidity Fund, 0.02% (c)	12,877,229	12,877,229

Unaffiliated Investment Company 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09% (c)(d)	3,770,865	3,770,865
Total Short-Term Investments (Cost $16,648,094)		16,648,094
Total Investments (Cost $395,181,346)	100.8%	499,658,412
Other Assets, Less Liabilities	(0.8)	(4,033,903)
Net Assets	100.0%	$495,624,509

†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of September 30, 2020, the aggregate market value of securities on loan was $5,894,040; the total market value of collateral held by the Portfolio was $6,044,379. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $2,273,514.
(c)	Current yield as of September 30, 2020.
(d)	Represents a security purchased with cash collateral received for securities on loan.

The following abbreviation is used in the preceding pages:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$483,010,318	$—	$—	$483,010,318
Short-Term Investments
Affiliated Investment Company	12,877,229	—	—	12,877,229
Unaffiliated Investment Company	3,770,865	—	—	3,770,865
Total Short-Term Investments	16,648,094	—	—	16,648,094
Total Investments in Securities	$499,658,412	$—	$—	$499,658,412

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP T. Rowe Price Equity Income Portfolio

Portfolio of Investments  September 30, 2020 (Unaudited)

	Principal Amount	Value
Long-Term Bond 0.3% †
Convertible Bond 0.3%
Insurance 0.3%
AXA S.A. 7.25%, due 5/15/21 (a)	$1,495,000	$1,309,994

Total Long-Term Bond (Cost $1,495,246)		1,309,994
	Shares
Common Stocks 96.2%
Aerospace & Defense 2.8%
Boeing Co.	39,526	6,532,067
L3Harris Technologies, Inc.	43,863	7,449,692
		13,981,759
Air Freight & Logistics 2.7%
United Parcel Service, Inc., Class B	82,447	13,738,144

Airlines 0.3%
Alaska Air Group, Inc.	39,101	1,432,270

Auto Components 0.1%
Magna International, Inc.	8,700	398,025

Automobiles 0.7%
General Motors Co.	29,500	872,905
Volkswagen A.G., ADR (b)	172,905	2,788,958
		3,661,863
Banks 6.2%
Bank of America Corp.	64,173	1,545,928
Fifth Third Bancorp	372,889	7,949,993
JPMorgan Chase & Co.	46,809	4,506,302
PNC Financial Services Group, Inc.	40,071	4,404,204
Wells Fargo & Co.	547,495	12,871,607
		31,278,034
Beverages 0.6%
Coca-Cola Co.	59,200	2,922,704

Biotechnology 2.6%
AbbVie, Inc.	100,659	8,816,722
Gilead Sciences, Inc.	69,030	4,362,005
		13,178,727
Building Products 0.6%
Johnson Controls International PLC	70,393	2,875,554

Capital Markets 4.3%
Charles Schwab Corp.	37,100	1,344,133
Franklin Resources, Inc.	77,261	1,572,261
Morgan Stanley	196,844	9,517,407
Raymond James Financial, Inc.	40,938	2,978,649
State Street Corp.	107,523	6,379,340
		21,791,790
Chemicals 4.1%
Akzo Nobel N.V.	12,742	1,291,059
CF Industries Holdings, Inc.	224,204	6,885,305
DuPont de Nemours, Inc.	205,527	11,402,638
PPG Industries, Inc.	9,522	1,162,446
		20,741,448
Commercial Services & Supplies 0.9%
Stericycle, Inc. (b)	71,569	4,513,141

Communications Equipment 1.5%
Cisco Systems, Inc.	189,392	7,460,151

Containers & Packaging 1.6%
International Paper Co.	199,107	8,071,798

Diversified Financial Services 0.6%
Equitable Holdings, Inc.	176,209	3,214,052

Diversified Telecommunication Services 0.9%
AT&T, Inc.	35,645	1,016,239
Verizon Communications, Inc.	56,470	3,359,400
		4,375,639
Electric Utilities 4.8%
Duke Energy Corp.	7,495	663,757
Edison International	99,385	5,052,733
NextEra Energy, Inc.	14,162	3,930,805
Southern Co.	261,353	14,170,560
		23,817,855
Electrical Equipment 0.4%
Emerson Electric Co.	26,006	1,705,213
nVent Electric PLC	19,300	341,417
		2,046,630
Electronic Equipment, Instruments & Components 0.4%
Corning, Inc.	31,200	1,011,192
TE Connectivity, Ltd.	12,100	1,182,654
		2,193,846
Energy Equipment & Services 0.5%
Halliburton Co.	199,536	2,404,409
Schlumberger N.V.	15,400	239,624
		2,644,033
Entertainment 0.8%
Walt Disney Co.	32,914	4,083,969

Equity Real Estate Investment Trusts 4.4%
Equity Residential	99,678	5,116,472
Rayonier, Inc.	164,313	4,344,436
SL Green Realty Corp.	65,347	3,030,140
Welltower, Inc.	5,500	302,995
Weyerhaeuser Co.	331,613	9,457,603
		22,251,646
Food & Staples Retailing 0.6%
Walmart, Inc.	21,017	2,940,488

Food Products 3.7%
Bunge, Ltd.	30,120	1,376,484
Conagra Brands, Inc.	212,622	7,592,732
Mondelez International, Inc., Class A	5,800	333,210
Tyson Foods, Inc., Class A	152,279	9,057,555
		18,359,981
Health Care Equipment & Supplies 3.6%
Becton Dickinson & Co.	28,970	6,740,740
Medtronic PLC	80,344	8,349,348
Zimmer Biomet Holdings, Inc.	20,374	2,773,716
		17,863,804
Health Care Providers & Services 3.2%
Anthem, Inc.	30,264	8,128,608
CVS Health Corp.	133,713	7,808,839
		15,937,447
Hotels, Restaurants & Leisure 1.3%
Las Vegas Sands Corp.	98,637	4,602,403
Marriott International, Inc., Class A	5,200	481,416
McDonald's Corp.	3,800	834,062
MGM Resorts International	13,671	297,344
Royal Caribbean Cruises, Ltd.	4,889	316,465
		6,531,690
Household Products 1.4%
Kimberly-Clark Corp.	45,763	6,757,365

Industrial Conglomerates 1.8%
General Electric Co.	1,474,681	9,187,263

Insurance 7.3%
American International Group, Inc.	292,235	8,045,230
Chubb, Ltd.	88,167	10,237,952
Loews Corp.	191,169	6,643,123
Marsh & McLennan Cos., Inc.	12,864	1,475,501
MetLife, Inc.	247,494	9,199,352
Willis Towers Watson PLC	5,942	1,240,808
		36,841,966
Leisure Products 0.6%
Mattel, Inc. (b)	248,416	2,906,467

Machinery 1.7%
Caterpillar, Inc.	11,800	1,759,970
Cummins, Inc.	3,700	781,292
Flowserve Corp.	11,435	312,061
PACCAR, Inc.	27,000	2,302,560
Snap-On, Inc.	22,900	3,369,277
		8,525,160
Media 4.2%
Comcast Corp., Class A	204,503	9,460,309
Fox Corp., Class B	200,247	5,600,908
News Corp., Class A	417,447	5,852,607
		20,913,824
Multi-Utilities 3.1%
Ameren Corp.	25,575	2,022,471
NiSource, Inc.	416,002	9,152,044
Sempra Energy	36,805	4,356,240
		15,530,755
Multiline Retail 0.4%
Kohl's Corp.	97,650	1,809,454

Oil, Gas & Consumable Fuels 6.3%
Chevron Corp.	14,649	1,054,728
Enbridge, Inc.	171,500	5,007,800
EOG Resources, Inc.	49,500	1,779,030
Exxon Mobil Corp.	108,484	3,724,256
Hess Corp.	20,180	825,967
Occidental Petroleum Corp.	72,628	727,006
Pioneer Natural Resources Co.	7,606	654,040
Targa Resources Corp.	172,241	2,416,541
TC Energy Corp.	136,032	5,716,065
TOTAL S.E.	264,861	9,067,658
TOTAL S.E., Sponsored ADR	17,700	607,110
		31,580,201
Pharmaceuticals 4.6%
Bristol-Myers Squibb Co.	8,700	524,523
GlaxoSmithKline PLC	105,891	1,983,960
GlaxoSmithKline PLC, Sponsored ADR	35,400	1,332,456
Johnson & Johnson	57,466	8,555,538
Merck & Co., Inc.	22,123	1,835,103
Pfizer, Inc.	220,131	8,078,808
Sanofi	5,544	554,650
		22,865,038
Professional Services 0.7%
Nielsen Holdings PLC	239,391	3,394,564

Semiconductors & Semiconductor Equipment 6.1%
Applied Materials, Inc.	90,401	5,374,339
NXP Semiconductors N.V.	13,038	1,627,273
QUALCOMM, Inc.	147,937	17,409,226
Texas Instruments, Inc.	43,767	6,249,490
		30,660,328
Software 1.5%
Microsoft Corp.	36,695	7,718,059

Specialty Retail 0.2%
TJX Cos., Inc.	17,300	962,745

Technology Hardware, Storage & Peripherals 0.1%
Western Digital Corp.	10,705	391,268

Tobacco 2.0%
Philip Morris International, Inc.	134,595	10,093,279
Total Common Stocks (Cost $470,676,814)		482,444,224

Convertible Preferred Stocks 2.1%
Electric Utilities 0.8%
NextEra Energy, Inc. 5.279%	38,925	1,817,019
Southern Co. 6.75%	50,763	2,362,510
		4,179,529
Health Care Equipment & Supplies 0.5%
Becton Dickinson & Co. 6.00% (c)	45,402	2,390,415

Multi-Utilities 0.8%
Sempra Energy
6.00%	29,811	2,934,893
6.75%	10,478	1,026,949
		3,961,842
Total Convertible Preferred Stocks (Cost $10,741,595)		10,531,786
	Number of Warrants
Warrants 0.0%‡
Oil, Gas & Consumable Fuels 0.0% ‡
Occidental Petroleum Corp. (b)	14,792	44,376

Total Warrants (Cost $73,220)		44,376
	Shares
Short-Term Investments 1.3%
Affiliated Investment Company 1.0%
MainStay U.S. Government Liquidity Fund, 0.02% (d)	5,165,928	5,165,928

Unaffiliated Investment Company 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09% (d)(e)	1,673,045	1,673,045
Total Short-Term Investments (Cost $6,838,973)		6,838,973
Total Investments (Cost $489,825,848)	99.9%	501,169,353
Other Assets, Less Liabilities	0.1	355,782
Net Assets	100.0%	$501,525,135

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	All or a portion of this security was held on loan. As of September 30, 2020, the aggregate market value of securities on loan was $1,685,853. The Portfolio received cash collateral with a value of $1,673,045.
(d)	Current yield as of September 30, 2020.
(e)	Represents a security purchased with cash collateral received for securities on loan.

The following abbreviation is used in the preceding pages:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bond
Convertible Bond	$—	$1,309,994	$—	$1,309,994
Common Stocks	482,444,224	—	—	482,444,224
Convertible Preferred Stocks	10,531,786	—	—	10,531,786
Warrants	44,376	—	—	44,376
Short-Term Investments
Affiliated Investment Company	5,165,928	—	—	5,165,928
Unaffiliated Investment Company	1,673,045	—	—	1,673,045
Total Short-Term Investments	6,838,973	—	—	6,838,973
Total Investments in Securities	$499,859,359	$1,309,994	$—	$501,169,353

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Winslow Large Cap Growth Portfolio

Portfolio of Investments  September 30, 2020 (Unaudited)

	Shares	Value
Common Stocks 99.5% †
Automobiles 1.5%
Ferrari N.V.	117,900	$21,704,211

Capital Markets 2.8%
Moody's Corp.	85,040	24,648,844
MSCI, Inc.	48,000	17,125,440
		41,774,284
Chemicals 1.2%
Linde PLC	73,300	17,454,929

Containers & Packaging 1.2%
Ball Corp.	222,200	18,469,264

Entertainment 1.1%
Netflix, Inc. (a)	33,000	16,500,990

Equity Real Estate Investment Trusts 2.5%
American Tower Corp.	80,600	19,483,438
Equinix, Inc.	23,980	18,227,917
		37,711,355
Food & Staples Retailing 1.8%
Costco Wholesale Corp.	75,900	26,944,500

Health Care Equipment & Supplies 2.0%
Abbott Laboratories	143,600	15,627,988
Boston Scientific Corp. (a)	379,100	14,485,411
		30,113,399
Health Care Providers & Services 2.5%
UnitedHealth Group, Inc.	117,730	36,704,682

Health Care Technology 1.1%
Veeva Systems, Inc., Class A (a)	56,850	15,985,652

Hotels, Restaurants & Leisure 1.2%
Chipotle Mexican Grill, Inc. (a)	14,300	17,785,053

Interactive Media & Services 9.7%
Alphabet, Inc. (a)
Class A	25,855	37,893,088
Class C	26,349	38,722,490
Facebook, Inc., Class A (a)	261,300	68,434,470
		145,050,048
Internet & Direct Marketing Retail 10.1%
Alibaba Group Holding, Ltd., Sponsored ADR (a)	53,670	15,777,907
Amazon.com, Inc. (a)	42,535	133,931,230
		149,709,137
IT Services 11.7%
Mastercard, Inc., Class A	132,750	44,892,067
PayPal Holdings, Inc. (a)	183,400	36,135,302
Shopify, Inc., Class A (a)	16,050	16,418,668
Snowflake, Inc., Class A (a)(b)	5,300	1,330,300
Square, Inc., Class A (a)	32,800	5,331,640
Visa, Inc., Class A	290,300	58,051,291
Wix.com, Ltd. (a)	48,650	12,398,453
		174,557,721
Life Sciences Tools & Services 2.9%
IQVIA Holdings, Inc. (a)	143,500	22,619,905
Thermo Fisher Scientific, Inc.	46,600	20,574,832
		43,194,737
Media 0.8%
Charter Communications, Inc., Class A (a)	19,000	11,862,460

Personal Products 1.3%
Estee Lauder Cos., Inc., Class A	85,500	18,660,375

Pharmaceuticals 4.6%
AstraZeneca PLC, Sponsored ADR	388,400	21,284,320
Eli Lilly and Co.	153,800	22,765,476
Zoetis, Inc.	151,150	24,995,676
		69,045,472
Professional Services 1.9%
CoStar Group, Inc. (a)	16,435	13,945,262
TransUnion	168,300	14,159,079
		28,104,341
Semiconductors & Semiconductor Equipment 4.8%
ASML Holding N.V., Registered	35,800	13,219,866
NVIDIA Corp.	73,350	39,698,487
Texas Instruments, Inc.	128,500	18,348,515
		71,266,868
Software 21.5%
Adobe, Inc. (a)	113,600	55,712,848
Atlassian Corp. PLC, Class A (a)	88,300	16,052,057
Intuit, Inc.	112,250	36,617,072
Microsoft Corp.	606,900	127,649,277
salesforce.com, Inc. (a)	272,950	68,597,794
Workday, Inc., Class A (a)	73,550	15,822,812
		320,451,860
Technology Hardware, Storage & Peripherals 7.3%
Apple, Inc.	932,800	108,027,568

Textiles, Apparel & Luxury Goods 4.0%
Lululemon Athletica, Inc. (a)	49,900	16,435,563
NIKE, Inc., Class B	345,600	43,386,624
		59,822,187
Total Common Stocks (Cost $863,125,344)		1,480,901,093

Short-Term Investments 0.6%
Affiliated Investment Company 0.5%
MainStay U.S. Government Liquidity Fund, 0.02% (a)	7,889,593	7,889,593

Unaffiliated Investment Company 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0,09% (c)(d)	1,387,832	1,387,832
Total Short-Term Investments (Cost $9,277,425)		9,277,425
Total Investments (Cost $872,402,769)	100.1%	1,490,178,518
Other Assets, Less Liabilities	(0.1)	(2,211,321)
Net Assets	100.0%	$1,487,967,197

†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of September 30, 2020, the aggregate market value of securities on loan was $1,316,997. The Portfolio received cash collateral with a value of $1,387,832.
(c)	Represents a security purchased with cash collateral received for securities on loan.
(d)	Current yield as of September 30, 2020.

The following abbreviation is used in the preceding pages:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$1,480,901,093	$—	$—	$1,480,901,093
Short-Term Investments
Affiliated Investment Company	7,889,593	—	—	7,889,593
Unaffiliated Investment Company	1,387,832	—	—	1,387,832
Total Short-Term Investments	9,277,425	—	—	9,277,425
Total Investments in Securities	$1,490,178,518	$—	$—	$1,490,178,518

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Funds Trust

NOTES TO PORTFOLIOS OF INVESTMENTS September 30, 2020 (Unaudited)

SECURITIES VALUATION.

Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (generally 4:00 p.m. Eastern time) on each day the Portfolios are open for business ("valuation date").

The Board of Trustees (the "Board") of MainStay VP Funds Trust (the “Fund”) adopted procedures establishing methodologies for the valuation of each Portfolio's securities and other assets and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Fund (the "Valuation Committee"). The procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for each Portfolio’s assets and liabilities) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor (as defined in Note 3(A)). To assess the appropriateness of security valuations, the Manager, the Subadvisor(s) or each Portfolio’s third-party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third-party pricing services or broker sources.

The Board authorized the Valuation Committee to appoint a Valuation Subcommittee (the "Subcommittee") to establish the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under the procedures. The Subcommittee meets (in person, via electronic mail or via teleconference) on an as-needed basis. The Valuation Committee meets to ensure that actions taken by the Subcommittee were appropriate. For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Subcommittee deals in the first instance with such valuation and the Valuation Committee reviews and affirms, if appropriate, the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. Any action taken by the Subcommittee with respect to the valuation of a portfolio security or other asset is submitted for review and ratification (if appropriate) to the Valuation Committee and the Board at the next regularly scheduled meeting.

“Fair value” is defined as the price that a Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. “Inputs” refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Portfolio. Unobservable inputs reflect each Portfolio's own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

• Level 1—quoted prices in active markets for an identical asset or liability

• Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)

• Level 3—significant unobservable inputs (including each Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)

The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of each Portfolio’s assets and liabilities as of September 30, 2020, is included at the end of the Portfolio of Investments.

The Portfolios may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:

• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Portfolios generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Portfolios may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with each Portfolios’ valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although each Portfolios’ valuation procedures are designed to value a security at the price a Portfolio may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended September 30, 2020, there were no material changes to the fair value methodologies.

Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not readily available from a third-party pricing source or, if so provided, does not, in the opinion of the Manager or the Subadvisor(s) reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 3 in the hierarchy. As of September 30, 2020, securities that were fair valued in such a manner are shown in the Portfolio of Investments.

Certain securities held by certain Portfolios may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which each Portfolio's net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or the Subadvisor(s) conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Subcommittee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with valuation procedures adopted by the Board and are generally categorized as Level 2 in the hierarchy. As of September 30, 2020, no foreign equity securities held by the Portfolios were fair valued in such a manner.

Investments in Underlying Portfolios/Funds are valued at their respective NAVs at the close of business each day. Securities held by the Underlying Portfolios/Funds are valued using policies consistent with those used by the Underlying Portfolios/Funds, as described in the paragraphs below. These securities are generally categorized as Level 1 in the hierarchy.

Equity securities, rights, warrants and shares of Exchange-Traded Funds are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Options contracts are valued at the last posted settlement price on the market where such options are primarily traded. Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or brokers selected by the Manager, in consultation with the Subadvisor(s). The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor(s) to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Swaps are marked to market daily based upon quotations from pricing agents, brokers, or market makers. These securities are generally categorized as Level 2 in the hierarchy.

Total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, are based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and these securities are generally categorized as Level 2 in the hierarchy.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.

Unfunded commitments represent the remaining obligation of the Portfolio to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued at amortized cost are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.

The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.

A portfolio investment may be classified as an illiquid investment under a Portfolio's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor(s) might wish to sell, and these investments could have the effect of decreasing the overall level of a Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Portfolio to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that a Portfolio could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Portfolio. An illiquid investment is any investment that the Manager or Subadvisor(s) reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often valued in accordance with methods deemed by the Board in good faith to be reasonable and appropriate to accurately reflect their fair value. The liquidity of each Portfolio's investments, as shown in their respective accompanying Portfolio of Investments, was determined as of September 30, 2020, and can change at any time. Illiquid investments as of September 30, 2020, are shown in the Portfolio of Investments.

Investments in Affiliates (in 000s). During the period ended September 30, 2020, purchases and sales transactions, income earned from investments and shares held of investment companies managed by New York Life investments or its affiliates were as follows:

MainStay VP Small Cap Growth Portfolio

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$7,407	$162,744	$(157,274)	$—	$—	$12,877	$25	$—	12,877

MainStay VP CBRE Global Infrastructure Portfolio

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$4,217	$10,953	$(14,953)	$—	$—	$217	$10	$—	217

MainStay VP Conservative Allocation Portfolio

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE International ETF	$14,890	$22	$(181)	$(3)	$(1,247)	$13,481	$227	$—	678
IQ 500 International ETF	16,651	12	(1,869)	(149)	(2,106)	12,539	190	—	510
IQ Candriam ESG International Equity ETF	—	8,061	(72)	14	1,025	9,028	70	—	376
IQ Candriam ESG U.S. Equity ETF	—	15,034	(78)	6	920	15,882	44	—	547
IQ Chaikin U.S. Large Cap ETF	10,591	1,164	(67)	4	(468)	11,224	147	—	447
IQ Chaikin U.S. Small Cap ETF	4,988	1,254	(2,598)	(18)	(448)	3,178	17	—	143
IQ S&P High Yield Low Volatility Bond ETF	4,876	6,941	(4,765)	(189)	(35)	6,828	93	—	276
MainStay Epoch Capital Growth Fund Class I	7,986	—	(8,020)	1,827	(1,329)	464	—	—	32
MainStay Epoch International Choice Fund Class I	11,434	—	(2,762)	(33)	(445)	8,194	—	—	231
MainStay Epoch U.S. All Cap Fund Class R6	14,049	325	(2,299)	472	(980)	11,567	—	—	445
MainStay MacKay High Yield Municipal Bond Fund Class R6	12,373	80	(12,320)	311	(444)	—	84	—	—
MainStay MacKay International Opportunities Fund Class I	8,552	276	(109)	(48)	(812)	7,859	—	—	1,178
MainStay MacKay Short Duration High Yield Fund Class I	67,801	4,005	(18,472)	(540)	(2,158)	50,636	1,909	—	5,330
MainStay MacKay U.S. Equity Opportunities Fund Class I	8,281	—	(8,029)	(790)	538	—	—	—	—
MainStay MacKay U.S. Infrastructure Bond Fund Class R6 (a)	17,952	213	(18,949)	661	123	—	209	—	—
MainStay MAP Equity Fund Class I	22,230	1,784	(8,343)	413	(671)	15,413	—	—	370
MainStay Short Term Bond Class I	7,289	93	(7,480)	(36)	134	—	84	—	—
MainStay U.S. Government Liquidity Fund	26,803	118,483	(116,512)	—	—	28,774	86	—	28,774
MainStay VP Bond Portfolio Initial Class	45,853	3,248	(6,239)	481	2,285	45,628	—	—	2,935
MainStay VP Emerging Markets Equity Portfolio Initial Class	15,305	—	(4,297)	(348)	738	11,398	—	—	1,161
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	21,036	2,038	(7,699)	(390)	(2,156)	12,829	—	—	888
MainStay VP Floating Rate Portfolio Initial Class	29,458	2,429	(9,865)	(1,220)	(475)	20,327	691	—	2,365
MainStay VP Indexed Bond Portfolio Initial Class	228,724	55,228	(21,742)	2,142	13,517	277,869	—	—	24,492
MainStay VP MacKay Common Stock Portfolio Initial Class	10,301	976	(9,350)	(561)	318	1,684	—	—	61
MainStay VP MacKay Convertible Portfolio Initial Class	8,346	23	(7,958)	54	(465)	—	23	—	—
MainStay VP MacKay Growth Portfolio Initial Class	16,611	1,570	(9,003)	1,957	1,436	12,571	—	—	323
MainStay VP MacKay International Equity Portfolio Initial Class	4,718	386	—	—	320	5,424	—	—	315
MainStay VP MacKay Mid Cap Core Portfolio Initial Class	16,287	2	(4,981)	345	(1,135)	10,518	—	—	833
MainStay VP MacKay S&P 500 Index Portfolio Initial Class	3,176	27,379	(7,666)	231	4,989	28,109	—	—	432
MainStay VP MacKay Small Cap Core Portfolio Initial Class	8,920	50	(2,133)	(406)	(519)	5,912	—	—	642
MainStay VP MacKay Unconstrained Bond Portfolio Initial Class	4,676	24	(4,570)	(91)	(39)	—	24	—	—
MainStay VP PIMCO Real Return Portfolio Initial Class	7,669	—	(546)	14	716	7,853	—	—	828
MainStay VP Small Cap Growth Portfolio Initial Class (b)	10,042	5,113	(2,372)	478	924	14,185	—	—	959
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class	22,894	4,801	(13,505)	(2,058)	(1,264)	10,868	—	—	1,010
MainStay VP Winslow Large Cap Growth Portfolio Initial Class (c)	21,592	1,144	(5,557)	1,315	4,172	22,666	—	—	709
	$732,354	$262,158	$(330,408)	$3,845	$14,959	$682,908	$3,898	$—

MainStay VP Emerging Markets Equity Portfolio

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$609	$64,094	$(59,516)	$—	$—	$5,187	$9	$—	5,187

MainStay VP Epoch U.S. Equity Yield Portfolio

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$20,306	$136,794	$(137,824)	$—	$—	$19,276	$55	$—	19,276

MainStay VP Fidelity Institutional AM® Utilities Portfolio

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$51,568	$221,849	$(268,608)	$—	$—	$4,809	$75	$—	4,809

MainStay VP Floating Rate Portfolio

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay MacKay High Yield Corporate Bond Fund Class I	$5,795	$—	$(3,000)	$(312)	$(112)	$2,371	$141	$—	437

MainStay VP Growth Allocation Portfolio

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE International ETF	$22,445	$103	$(269)	$(11)	$(1,873)	$20,395	$342	$—	1,025
IQ 500 International ETF	60,441	—	(2,286)	(137)	(8,149)	49,870	735	—	2,028
IQ Candriam ESG International Equity ETF	—	11,908	—	—	1,436	13,344	99	—	556
IQ Candriam ESG U.S. Equity ETF	—	30,867	—	—	4,240	35,107	140	—	1,208
IQ Chaikin U.S. Large Cap ETF	59,605	246	(16,882)	1,065	(3,917)	40,117	549	—	1,597
IQ Chaikin U.S. Small Cap ETF	6,669	1,327	(394)	(2)	(1,129)	6,471	39	—	292
MainStay Epoch Capital Growth Fund Class I	11,231	—	(9,920)	2,367	(1,357)	2,321	—	—	159
MainStay Epoch International Choice Fund Class I	59,575	—	(11,630)	1,279	(3,309)	45,915	—	—	1,296
MainStay Epoch U.S. All Cap Fund Class R6	50,284	374	(10,756)	1,411	(3,369)	37,944	—	—	1,459
MainStay MacKay International Opportunities Fund Class I	44,812	277	(696)	(188)	(4,212)	39,993	—	—	5,996
MainStay MacKay U.S. Equity Opportunities Fund Class I	14,771	—	(14,061)	(948)	238	—	—	—	—
MainStay MAP Equity Fund Class I	81,930	9	(1,721)	(189)	(2,185)	77,844	—	—	1,869
MainStay U.S. Government Liquidity Fund	31,130	131,265	(137,831)	—	—	24,564	104	—	24,564
MainStay VP Emerging Markets Equity Portfolio Initial Class	61,663	226	(5,014)	387	1,020	58,282	—	—	5,935
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	100,011	21	(18,513)	(1,224)	(9,315)	70,980	—	—	4,913
MainStay VP MacKay Common Stock Portfolio Initial Class	45,944	—	(34,111)	(5,968)	3,005	8,870	—	—	320
MainStay VP MacKay Growth Portfolio Initial Class	81,723	—	(33,923)	4,901	4,868	57,569	—	—	1,481
MainStay VP MacKay International Equity Portfolio Initial Class	30,522	1,099	—	—	1,989	33,610	—	—	1,950
MainStay VP MacKay Mid Cap Core Portfolio Initial Class	57,749	—	(1,280)	7	(3,943)	52,533	—	—	4,159
MainStay VP MacKay S&P 500 Index Portfolio Initial Class	778	87,180	(22)	3	9,410	97,349	—	—	1,496
MainStay VP MacKay Small Cap Core Portfolio Initial Class	36,340	248	(48)	(26)	(4,900)	31,614	—	—	3,435
MainStay VP Small Cap Growth Portfolio Initial Class (b)	72,528	9,267	(18,850)	3,919	4,124	70,988	—	—	4,799
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class	97,391	6,767	(24,266)	(4,347)	(12,682)	62,863	—	—	5,842
MainStay VP Winslow Large Cap Growth Portfolio Initial Class (c)	89,209	1,170	(16,748)	4,945	15,279	93,855	—	—	2,935
	$1,116,751	$282,354	$(359,221)	$7,244	$(14,730)	$1,032,398	$2,008	$—

MainStay VP Income Builder Portfolio
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$31,151	$224,345	$(234,157)	$—	$—	$21,339	$84	$—	21,339

MainStay VP IQ Hedge Multi-Strategy Portfolio
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$3,675	$31,853	$(31,805)	$—	$—	$3,723	$6	$—	3,722

MainStay VP Janus Henderson Balanced Portfolio
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$19,877	$381,337	$(372,015)	$—	$—	$29,199	$79	$—	29,199

MainStay VP MacKay Common Stock Portfolio
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income		Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$—	$23,071	$(21,676)	$—	$—	$1,395	$0	(d)	$—	1,395

MainStay VP MacKay Convertible Portfolio
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$56,751	$230,752	$(240,781)	$—	$—	$46,722	$171	$—	46,722

MainStay VP MacKay Government Portfolio
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$4,751	$182,640	$(178,085)	$—	$—	$9,306	$23	$—	9,306

MainStay VP MacKay Growth Portfolio
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$—	$25,861	$(25,089)	$—	$—	$772	$1	$—	772

MainStay VP MacKay International Equity Portfolio
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$770	$29,729	$(29,312)	$—	$—	$1,187	$2	$—	1,187

MainStay VP MacKay Mid Cap Core Portfolio
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$2,349	$30,025	$(31,914)	$—	$—	$460	$3	$—	460

MainStay VP MacKay Small Cap Core Portfolio
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$—	$20,382	$(19,510)	$—	$—	$872	$1	$—	872

MainStay VP MacKay Unconstrained Bond Portfolio
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$57,671	$316,766	$(350,984)	$—	$—	$23,453	$—	$—	23,453

MainStay VP Mellon Natural Resources Portfolio
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$1,791	$37,953	$(39,488)	$—	$—	$256	$6	$—	256

MainStay VP Moderate Allocation Portfolio
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE International ETF	$23,862	$18	$(368)	$(18)	$(1,985)	$21,509	$363	$—	1,081
IQ 500 International ETF	31,097	82	(449)	(29)	(4,239)	26,462	380	—	1,076
IQ Candriam ESG International Equity ETF	—	14,609	(145)	27	2,510	17,001	145	—	708
IQ Candriam ESG U.S. Equity ETF	—	18,436	—	—	1,387	19,823	57	—	682
IQ Chaikin U.S. Large Cap ETF	31,904	1,091	(198)	11	(1,645)	31,163	428	—	1,240
IQ Chaikin U.S. Small Cap ETF	10,697	41	(5,359)	(244)	(769)	4,366	30	—	197
IQ S&P High Yield Low Volatility Bond ETF	4,538	10,793	(4,469)	(298)	(6)	10,558	132	—	426
MainStay Epoch Capital Growth Fund Class I	12,322	—	(11,515)	2,812	(1,845)	1,774	—	—	121
MainStay Epoch International Choice Fund Class I	39,810	—	(12,258)	1,773	(3,408)	25,917	—	—	731
MainStay Epoch U.S. All Cap Fund Class R6	40,224	662	(3,865)	40	(1,767)	35,294	—	—	1,357
MainStay MacKay High Yield Municipal Bond Fund Class R6	18,614	134	(18,370)	279	(657)	—	143	—	—
MainStay MacKay International Opportunities Fund Class I	27,640	32	(259)	(97)	(2,600)	24,716	—	—	3,706
MainStay MacKay Short Duration High Yield Fund Class I	82,707	2,173	(26,713)	(595)	(2,578)	54,994	2,173	—	5,789
MainStay MacKay U.S. Equity Opportunities Fund Class I	21,795	—	(20,604)	(2,724)	1,533	—	—	—	—
MainStay MacKay U.S. Infrastructure Bond Fund Class R6 (a)	28,241	763	(30,245)	1,044	197	—	340	—	—
MainStay MAP Equity Fund Class I	53,923	3,313	(14,063)	863	(1,115)	42,921	—	—	1,031
MainStay Short Term Bond Class I	11,429	195	(11,777)	(57)	210	—	133	—	—
MainStay U.S. Government Liquidity Fund	46,852	161,376	(185,935)	—	—	22,293	134	—	22,293
MainStay VP Bond Portfolio Initial Class	75,822	—	(15,803)	264	4,171	64,454	—	—	4,146
MainStay VP Emerging Markets Equity Portfolio Initial Class	43,154	38	(10,753)	(465)	646	32,620	—	—	3,322
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	50,383	8	(5,359)	(28)	(5,232)	39,772	—	—	2,753
MainStay VP Floating Rate Portfolio Initial Class	17,319	324	(11,021)	(1,139)	(149)	5,334	324	—	621
MainStay VP Indexed Bond Portfolio Initial Class	164,486	128,671	(21,561)	1,872	10,678	284,146	—	—	25,045
MainStay VP MacKay Common Stock Portfolio Initial Class	29,337	1,206	(25,636)	(1,736)	512	3,683	—	—	133
MainStay VP MacKay Convertible Portfolio Initial Class	16,222	45	(15,475)	138	(930)	—	45	—	—
MainStay VP MacKay Growth Portfolio Initial Class	48,632	2,231	(23,689)	4,252	3,370	34,796	—	—	895
MainStay VP MacKay International Equity Portfolio Initial Class	6,450	2,076	—	—	537	9,063	—	—	526
MainStay VP MacKay Mid Cap Core Portfolio Initial Class	34,677	60	(4,929)	271	(2,262)	27,817	—	—	2,202
MainStay VP MacKay S&P 500 Index Portfolio Initial Class	4,126	46,705	(697)	108	11,578	61,820	—	—	950
MainStay VP MacKay Small Cap Core Portfolio Initial Class	14,919	73	(968)	(307)	(1,590)	12,127	—	—	1,318
MainStay VP MacKay Unconstrained Bond Portfolio Initial Class	9,622	48	(9,405)	(186)	(79)	—	48	—	—
MainStay VP PIMCO Real Return Portfolio Initial Class	11,400	62	(502)	7	1,087	12,054	—	—	1,272
MainStay VP Small Cap Growth Portfolio Initial Class (b)	16,945	4,572	—	—	2,262	23,779	—	—	1,608
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class	57,471	4,450	(19,246)	(3,222)	(4,653)	34,800	—	—	3,234
MainStay VP Winslow Large Cap Growth Portfolio Initial Class (c)	60,519	16	(16,022)	5,169	8,021	57,703	—	—	1,804
	$1,147,139	$404,303	$(527,658)	$7,785	$11,190	$1,042,759	$4,875	$—

MainStay VP Moderate Growth Allocation Portfolio
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE International ETF	$40,494	$—	$(676)	$(56)	$(3,347)	$36,415	$615	$—	1,831
IQ 500 International ETF	76,074	35	(1,789)	(94)	(10,326)	63,900	925	—	2,599
IQ Candriam ESG International Equity ETF	—	16,398	(181)	34	3,106	19,357	165	—	807
IQ Candriam ESG U.S. Equity ETF	—	3,697	—	—	152	3,849	12	—	132
IQ Chaikin U.S. Large Cap ETF	79,542	11	(10,208)	1,259	(6,028)	64,576	889	—	2,570
IQ Chaikin U.S. Small Cap ETF	26,623	26	(10,772)	(450)	(2,517)	12,910	88	—	582
IQ S&P High Yield Low Volatility Bond ETF	2,221	17,697	(2,440)	(130)	(21)	17,327	180	—	699
MainStay Epoch Capital Growth Fund Class I	21,489	—	(19,137)	4,876	(2,980)	4,248	—	—	291
MainStay Epoch International Choice Fund Class I	91,445	—	(25,364)	1,704	(5,230)	62,555	—	—	1,766
MainStay Epoch U.S. All Cap Fund Class R6	85,722	104	(21,559)	2,864	(6,054)	61,077	—	—	2,348
MainStay MacKay High Yield Municipal Bond Fund Class R6	31,588	303	(30,532)	(305)	(1,055)	—	311	—	—
MainStay MacKay International Opportunities Fund Class I	69,135	27	(1,051)	(350)	(6,385)	61,376	—	—	9,202
MainStay MacKay Short Duration High Yield Fund Class I	134,459	3,540	(43,811)	(734)	(4,414)	89,040	3,525	—	9,373
MainStay MacKay U.S. Equity Opportunities Fund Class I	38,699	—	(36,885)	(4,740)	2,926	—	—	—	—
MainStay MacKay U.S. Infrastructure Bond Fund Class R6 (a)	49,549	570	(52,257)	1,775	363	—	597	—	—
MainStay MAP Equity Fund Class I	104,749	7,970	(15,185)	(1,621)	2,208	98,121	—	—	2,356
MainStay Short Term Bond Class I	19,464	242	(19,966)	(98)	358	—	225	—	—
MainStay U.S. Government Liquidity Fund	44,601	292,166	(301,698)	—	—	35,069	188	—	35,069
MainStay VP Bond Portfolio Initial Class	36,345	23	(524)	30	2,394	38,268	—	—	2,461
MainStay VP Emerging Markets Equity Portfolio Initial Class	92,629	320	(20,080)	(1,167)	1,427	73,129	—	—	7,447
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	127,750	12	(21,838)	(2,643)	(10,786)	92,495	—	—	6,402
MainStay VP Floating Rate Portfolio Initial Class	29,498	548	(19,066)	(1,894)	(333)	8,753	548	—	1,018
MainStay VP Indexed Bond Portfolio Initial Class	27,165	190,500	(33,491)	555	1,770	186,499	—	—	16,438
MainStay VP MacKay Common Stock Portfolio Initial Class	52,487	2,069	(43,934)	(7,625)	5,580	8,577	—	—	310
MainStay VP MacKay Convertible Portfolio Initial Class	26,977	75	(25,721)	192	(1,523)	—	75	—	—
MainStay VP MacKay Growth Portfolio Initial Class	99,198	47	(39,913)	6,068	6,786	72,186	—	—	1,857
MainStay VP MacKay International Equity Portfolio Initial Class	24,059	396	—	—	1,544	25,999	—	—	1,508
MainStay VP MacKay Mid Cap Core Portfolio Initial Class	100,018	—	(17,051)	(963)	(4,839)	77,165	—	—	6,109
MainStay VP MacKay S&P 500 Index Portfolio Initial Class	5,182	88,026	(66)	10	18,794	111,946	—	—	1,720
MainStay VP MacKay Small Cap Core Portfolio Initial Class	54,887	183	—	—	(7,454)	47,616	—	—	5,173
MainStay VP MacKay Unconstrained Bond Portfolio Initial Class	13,884	74	(13,545)	(330)	(83)	—	74	—	—
MainStay VP PIMCO Real Return Portfolio Initial Class	19,351	17	(1,743)	163	1,647	19,435	—	—	2,050
MainStay VP Small Cap Growth Portfolio Initial Class (b)	78,193	25,274	(577)	(13)	10,760	113,637	—	—	7,682
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class	142,275	10,070	(51,382)	(11,193)	(9,598)	80,172	—	—	7,451
MainStay VP Winslow Large Cap Growth Portfolio Initial Class (c)	113,686	1,594	(19,589)	6,051	19,647	121,389	—	—	3,796
	$1,959,438	$662,015	$(902,031)	$(8,825)	$(3,511)	$1,707,086	$8,417	$—

MainStay VP PIMCO Real Return Portfolio
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$1,528	$103,654	$(102,339)	$—	$—	$2,843	$4	$—	2,843

MainStay VP MacKay S&P 500 Index Portfolio
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$708	$627,146	$(627,854)	$—	$—	$—	$7	$—	—

MainStay VP T. Rowe Price Equity Income Portfolio
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$10,457	$73,296	$(78,587)	$—	$—	$5,166	$29	$—	5,166

MainStay VP Winslow Large Cap Growth Portfolio
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$11,141	$169,354	$(172,605)	$—	$—	$7,890	$32	$—	7,890

(a) Prior to August 31, 2020, known as MainStay MacKay Infrastructure Bond Fund Class R6.

(b) Prior to May 1, 2020, known as MainStay VP Eagle Small Cap Growth Portfolio Initial Class.

(c) Prior to May 1, 2020, known as MainStay VP Large Cap Growth Portfolio Initial Class.

(d) Less than $500.